OMB APPROVAL
AS FILED WITH THE SECURITIES AND EXCHANGE	OMB Number: 3235-0307
COMMISSION ON February 26, 2010	Expires: November 30, 2010
Registration Nos. 2-92633	Estimated average burden
811-04087	hours per response . . . ……. 657.0

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Post-Effective Amendment No.79	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 80	☒

MANNING & NAPIER FUND, INC.

(Exact name of registrant as specified in charter)

290 Woodcliff Drive

Fairport, NY 14450

(Address of Principal Executive Offices) (Zip Code)

(Registrant’s Telephone Number, Including Area Code)

(585) 325-6880

B. Reuben Auspitz

c/o Manning & Napier Fund, Inc.

290 Woodcliff Drive

Fairport, NY 14450

(Name and Address of Agent for Service)

Copies to:

Richard W. Grant, Esquire

Morgan, Lewis & Bockius, LLP

1701 Market St.

Philadelphia, PA 19103

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)

☒	on March 1, 2010 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on May 1, 2010 pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Investment Company Shares

Overseas Series	Ticker: EXOSX

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete.

Any statement to the contrary is a crime.

Summary Section	4
More Information About the Series’ Investment Strategies and Risks	7
Management	8
How to Buy, Exchange, and Redeem Shares	9
Investment and Account Information	11
Dividends, Distributions, and Taxes	14
Financial Highlights	15

Overseas Series

Summary Section

Investment Goal

The Series’ investment objective is to provide long-term growth.

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Series.

OVERSEAS SERIES
Shareholder Fees (paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.81%[1]
Less Fee Waiver and/or Expense Reimbursement	(0.05)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.76%[1,2]

1 The total annual fund operating expenses in this fee table may not correlate to the expense ratios in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

2 Manning & Napier Advisors, Inc. (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the Series’ total direct annual fund operating expenses do not exceed 0.75% of the Series’ average daily net assets. This contractual waiver will continue for a period of one year until at least February 28, 2011 and may not be amended or terminated prior to such date without the approval of the Series’ Board of Directors.

Example

The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same (taking into account the Advisor’s contractual expense limitation for the first year only). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
$78	$254	$445	$997

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 49% of the average value of its portfolio.

Principal Investment Strategies

The Series invests primarily in common stocks of issuers from outside the United States. The Series will, under normal circumstances, invest at least 80% of its assets in securities of issuers from countries outside the United States; typically, the actual percentage will be considerably higher. The Series may invest in American Depository Receipts (ADRs) and other U.S. dollar denominated securities of foreign issuers. The Series may invest in stocks of companies both in developed countries and in emerging market countries. The maximum allocation to any one country, measured at the time of purchase, is the higher of 10% or double the country’s weighting in the Morgan Stanley Capital International Europe, Australasia, and Far East (EAFE) Index. Total holdings in emerging market countries are limited to 25% of the portfolio measured at the time of purchase. The Series may invest in small, large, or mid-size companies.

The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Series to invest in a particular sector of the market more efficiently than would otherwise be possible.

The Series may, but is not required to, undertake hedging activities and may invest in forward foreign currency contracts to hedge currency risks associated with the purchase of individual securities denominated in a foreign currency.

The Advisor uses a “bottom-up” strategy, focusing on individual security selection to choose stocks from companies around the world. The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select companies that it believes will make attractive long-term investments.

In selecting individual securities, the Advisor uses fundamental analysis and looks for one or more of the following characteristics:

•	Strong strategic profiles (e.g., strong market position, benefits from technology, market-share gains in a mature market and high barriers to entry).

•	Improving market share in consolidating industries.

•	Low price relative to fundamental or break-up value.

Principal Risks of Investing in the Series

As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	Foreign and/or U.S. stock markets go down.

•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.

•	The Advisor’s judgments about the attractiveness, relative value or potential appreciation of a strategy or security prove to be incorrect.

In addition to the general risks of stock funds, the Series has special risks due to its focus on foreign stocks. These risks include:

•	The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.

•

Because the Series’ investments are often denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

•	The Advisor’s attempt to manage the currency risk described above may not accurately predict movements in currency exchange rates, which could cause the Series to sustain losses.

•	Investments in emerging market countries may be more volatile than investments in more developed markets.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

•	The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•	The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.

•	Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

Summary of Past Performance

The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series for different periods compare to those of the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S., a free float adjusted market capitalization index that is designed to measure equity performance in the global developed and emerging markets. Performance figures prior to July 10, 2002 reflect the performance of the Exeter Trust Company Group Trust for Employee Benefit Plans: International Equity Collective Investment Trust (the Collective) which was managed by the Advisor and reorganized into the Series on that date. The Collective was not open to the public generally, or registered under the Investment Company Act of 1940 (1940 Act), or subject to certain restrictions that are imposed by the 1940 Act. If the Collective had been registered under the 1940 Act, performance may have been adversely affected. Because the fees of the Collective were lower than the Series’ fees, historical performance would have been lower if the Collective had been subject to the same fees. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at www.manningnapieradvisors.com.

Quarterly Returns

Highest (quarter ended 09/30/09): 25.72%

Lowest (quarter ended 12/31/08): (25.38)%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2009
	1 Year	5 Years	10 Years	Since Inception
Return Before Taxes	39.55%	7.43%	8.09%	10.36%
Return After Taxes on Distributions	39.37%	6.26%	n/a	n/a
Return After Taxes on Distributions and Sale of Series Shares	25.94%	6.02%	n/a	n/a
MSCI All Country World Index ex U.S (reflects no deduction for fees, expenses or taxes)	41.45%	5.83%	2.71%	6.61%

Performance numbers for the Series are calculated from September 23, 1998, the Collective’s inception date. Performance numbers for the Index are calculated from September 30, 1998. Historical after-tax returns are not presented because prior to its reorganization, the Collective was not required to distribute income to investors annually. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

The investment advisor of the Series is Manning & Napier Advisors, Inc.

Portfolio Managers

The following investment professionals serve on the Series’ management team. No specific member of the Series’ management team is required to approve security purchases and sales.

Christian A. Andreach, CFA®, Senior Analyst/Managing Director of Consumer Group, has managed the Series since 2002.

Jeffrey S. Coons, Ph.D., CFA®, Co-Director of Research/Managing Director of Quantitative Strategies Group, has managed the Series since 2002.

Jeffrey W. Donlon, CFA®, Senior Analyst/Managing Director of Technology Group, has managed the Series since 2004.

Brian P. Gambill, CFA®, Senior Analyst/Managing Director of Capital Goods & Materials Group, has managed the Series since 2002.

Jeffrey A. Herrmann, CFA®, Co-Director of Research/Managing Director of Themes and Overviews Group, has managed the Series since 2002.

Brian W. Lester, CFA®, Senior Analyst/Managing Director of Life Sciences Group, has managed the Series since 2009.

Michael J. Magiera, CFA®, Senior Analyst/Managing Director of Real Estate Group, has managed the Series since 2002.

Marc Tommasi, Senior Analyst/Managing Director of Global Strategies Group, has managed the Series since 2002.

Virge J. Trotter, III, CFA®, Senior Analyst/Managing Director of Services Group, has managed the Series since 2009.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Series on any day the New York Stock Exchange (NYSE) is open. The minimum initial investment of the Series is $1,000,000. You may purchase or redeem shares of the Series by mail (Manning & Napier Fund, Inc. P.O. Box 9845, Providence, RI 02940-8045), Internet (www.manningnapieradvisors.com), by telephone (1-800-466-3863) or, with respect to purchases only, by wire. Shareholders holding shares through a financial intermediary should contact their financial intermediary to learn how to place purchase and redemption orders.

Dividends, Capital Gains, and Taxes

The distributions made by the Series generally are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Series shares through a broker-dealer or other financial intermediary (such as a bank), the Series and its related companies may pay the intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

More Information About the Series’

Investment Strategies and Risks

More Information about the Series’ Principal Investments

Equity securities — The Series primarily invests in equity securities of foreign companies. These securities will usually be exchange-traded common stocks, and may be denominated in U.S. dollars or foreign currencies.

Foreign securities — The Series may invest in foreign stocks and ADRs and other U.S. dollar denominated securities of foreign issuers, including those in emerging markets. ADRs are securities that are listed and traded in the United States but represent an ownership interest in securities issued by a foreign issuer. ADRs are subject to many of the risks associated with investing directly in foreign securities, which are described below.

Currency hedging — In order to attempt to manage the currency risk associated with owning and trading foreign securities, the Series may, but is not required to, hedge against changes in the value of foreign currencies relative to the U.S. dollar. The Series primarily uses forward foreign currency exchange contracts for hedging purposes. These derivatives may be used to hedge against changes in the value of foreign currencies relative to the U.S. dollar in connection with specific transactions or portfolio positions.

ETFs — The Series may invest in ETFs, which are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index.

More Information about the Series’ Principal Risks

Equity risk — The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-cap risk — The Series’ investments in large-cap stocks are subject to risks. Large-cap stocks tend to go in and out of favor based on market and economic conditions. The returns on large-cap stocks may underperform other types of investments, such as small-cap or mid-cap stocks.

Small- and mid-cap risk — Small- and mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small- and mid-cap companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. The securities of smaller companies are often traded in the over-the-counter market and, even if listed on a national securities exchange, the trading market (i.e., the volume of trades on any given day) for such securities may be less active than larger companies listed on that exchange. Consequently, the securities of these companies may be less liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than the securities of larger, more established companies. As a result, the prices of the smaller companies owned by the Series may be volatile.

Foreign securities risk — The Series’ investments in securities of foreign issuers involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. The securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies. The Series may also experience more rapid or extreme changes in value than a fund that invests solely in securities of U.S. companies because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. There also is the risk that the cost of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions. During any period when foreign securities underperform other types of investments — U.S. securities, for instance — the performance of the Series may lag these investments.

Emerging market risk — The Series may be exposed to risks associated with investments in emerging market countries. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Series’ investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Currency risk — Because the Series invests in securities denominated in, and/or receiving revenues in, foreign currencies, it will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Series would be adversely affected. Currencies in non-U.S. countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention by U.S. or foreign governments, central banks or supranational agencies, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.

Risks related to currency hedging — The value of the Series’ portfolio may decline if a currency is not hedged and that currency later declines with respect to the U.S. dollar. There are also additional risks because a hedging strategy relies upon the ability of the Advisor to accurately predict movements in currency exchange rates. In addition, the Series could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. Also, there may not be an exact relationship between changes in the prices of a forward foreign currency exchange contract and the underlying currency.

Risks related to ETFs — ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Series invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.

Liquidity risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. The Series’ investments in illiquid securities may reduce the returns of the Series because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

Defensive Investing

The Series may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. If the Series takes a temporary defensive position, it may be unable to achieve its investment goal.

Investment Strategy and Goal

The investment strategy of the Series is to invest, under normal circumstances, at least 80% of its assets in securities of issuers from countries outside the United States. The Series will notify its shareholders at least sixty days prior to any change in its investment strategy.

The Series’ Board of Directors may change its investment goal (described above under “Investment Goal”) without obtaining the approval of the shareholders. The Series may not succeed in achieving its goal.

Management

The Advisor

The Series’ advisor is Manning & Napier Advisors, Inc., 290 Woodcliff Drive, Fairport, New York 14450. Manning & Napier Advisors, Inc. was founded in 1970, and it manages over $25 billion for individual and institutional investors. The Advisor is responsible for the day-to-day operations of the Series and generally is responsible for supervision of the Series’ overall business affairs, service providers and officers.

As described below, a team made up of investment professionals and analysts makes all of the Series’ investment decisions.

Portfolio Managers

The Advisor’s Senior Research Group establishes the broad investment policies and guidelines used in the management of the Series. The Advisor’s analysts work with the members of the Senior Research Group to develop stock recommendations for the Series in line with the Senior Research Group’s policies and guidelines. Recommendations for security purchases and sales must be approved by the Senior Research Group before implementation.

The following people serve on the Advisor’s Senior Research Group:

Christian A. Andreach, CFA®, Senior Analyst/Managing Director of Consumer Group
Joined the Advisor in 1999. Senior Analyst since 1999. Managing Director and member of Senior Research Group since 2002.

Jeffrey S. Coons, Ph.D., CFA®, Co-Director of Research/Managing Director of Quantitative Strategies Group
Joined the Advisor in 1993. Co-Director of Research since 2002. Managing Director and member of Senior Research Group since 1993. Executive Group Member* since 1999.

Jeffrey W. Donlon, CFA®, Senior Analyst/Managing Director of Technology Group
Joined the Advisor in 1998. Senior Analyst since 1998. Managing Director and member of Senior Research Group since 2004.

Brian P. Gambill, CFA®, Senior Analyst/Managing Director of Capital Goods & Materials Group
Joined the Advisor in 1997. Senior Analyst since 1997. Managing Director and member of Senior Research Group since 2002.

Jeffrey A. Herrmann, CFA®, Co-Director of Research /Managing Director of Themes and Overviews Group
Joined the Advisor in 1986. Co-Director of Research since 1992. Managing Director and member of Senior Research Group since 1992. Executive Group Member* since 2002.

Brian W. Lester, CFA®, Senior Analyst/Managing Director of Life Sciences Group
Joined the Advisor in 1998. Senior Analyst since 2001. Managing Director and member of Senior Research Group since 2009.

Michael J. Magiera, CFA®, Senior Analyst/Managing Director of Real Estate Group
Joined the Advisor in 1988. Senior Analyst since 1999. Managing Director and member of Senior Research Group since 1992.

Marc Tommasi, Senior Analyst/Managing Director of Global Strategies Group
Joined the Advisor in 1986. Senior Analyst since 1988. Managing Director and member of Senior Research Group since 1992.

Virge J. Trotter, III, CFA®, Senior Analyst/Managing Director of Services Group
Joined the Advisor in 1997. Senior Analyst since 1997. Managing Director and member of Senior Research Group since 2009.

* The Executive Group, consisting of senior executive employee-owners, performs the duties of the Office of the Chief Executive of the Advisor.

The Statement of Additional Information (SAI) contains additional information about the Series’ management team, including the structure of their compensation, their role in managing other accounts, and their ownership of securities in the Series.

Management Fees

In return for the services it provides to the Series, the Advisor receives an annual management fee of 0.70% of the Series’ average daily net assets, which is computed daily and payable monthly by the Series. The Advisor has contractually agreed to limit the Series’ total direct annual fund operating expenses to 0.75% of the average daily net assets of the Series. This contractual waiver will remain in effect at least until February 28, 2011 and may be extended. Due to fee waivers and expense reimbursements, the Advisor received a management fee of 0.65% for the fiscal year ended October 31, 2009. A discussion regarding the basis for the Board of Directors’ approval of the

Series’ investment advisory agreement is available in the Series’ semi-annual report dated April 30, 2009, which covers the period November 1, 2008 through April 30, 2009.

The Advisor may use its own resources to engage in activities that may promote the sale of the Series’ shares, including payments, or other forms of incentives such as discounted fees for products or services of affiliates, to third parties who provide services such as shareholder servicing, marketing support, and distribution assistance to the Series. These fees or other incentives are in addition to any distribution or servicing fees payable under a Rule 12b-1 or service plan of the Fund. The level of payments made to financial intermediaries may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of the Series attributable to the financial intermediary, the particular type of Series, or other measures as agreed to in writing by the Advisor, the Distributor and/or their affiliates and the financial intermediaries or any combination thereof. The amount of these payments is determined at the discretion of the Advisor, the Distributor and/or their affiliates from time to time and may be different for different financial intermediaries based on, for example, the nature of the services provided by the financial intermediary. The Advisor may also, from its own resources, defray or absorb costs relating to distribution, including compensation of employees who are involved in distribution. These payments or discounts may be substantial but are paid or discounted by the Advisor or its affiliates, not by the Series or its shareholders. Such payments may provide an incentive for the financial intermediary to make shares of the Series available to its customers and may allow the Series greater access to the financial intermediary’s customers, and may create a conflict of interest by influencing the financial intermediary to recommend the Series over another investment.

The Distributor

The distributor of the Series’ shares is Manning & Napier Investor Services, Inc. Shares are offered to investors who purchase shares directly from the distributor or through certain financial intermediaries. Shares of the Series are not subject to any distribution or shareholder servicing fees.

Investors may be charged a fee if they effect transactions through a financial intermediary.

How to Buy, Exchange, and Redeem Shares

How to Buy Shares

The initial minimum investment for the Series is $1,000,000. This investment minimum may be waived for certain qualified retirement plans. The Fund reserves the right to change or waive the Series’ investment minimum in its sole discretion. The Fund also reserves the right to reject purchase orders or to stop offering its shares without notice to shareholders. The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund under certain limited circumstances.

Check Acceptance Policy

The Fund reserves the right to reject certain forms of payment for share purchases. The Fund maintains a check acceptance policy for share purchases. Investments that are received in an unacceptable form will be returned. Checks must be made payable to the Manning & Napier Fund, Inc. and must be in U.S. dollars. The Fund will not accept cash, third party checks, starter checks, travelers checks, credit card checks or money orders.

The Fund will not accept a P.O. Box as a primary address. A physical address must be used. A P.O. Box may be used as a mailing address only. Shareholder information is subject to independent identity verification and may be shared, as permitted by law and the Fund’s Privacy Policy, for identifying and reporting suspected money laundering and terrorist activity. Please review your account application for additional information.

By Mail

Opening an account

•	Send a check payable to Manning & Napier Fund, Inc. with the completed original account application.

The address is:

Manning & Napier Fund, Inc.

P.O. Box 9845

Providence, RI 02940-8045

•	To request an account application, call the Fund at 1-800-466-3863.

Adding to an account

•	Send a check payable to Manning & Napier Fund, Inc. and a letter of instruction with the name of the Series to be purchased and the account name and number to the above address.

By Wire

Opening or adding to an account

•	After the Fund has received your completed account application, you may wire funds to open or add shares to your account. Before sending a wire, call 1-800-466-3863 for wire instructions.

By Telephone

Adding to an Account

•

You may use the Telephone Purchase feature to add to an existing account. To use this service, call 1-800-466-3863 to request a debit from your pre-authorized checking account. Your bank must be a member of the Automated Clearing House (ACH) to use this feature. Any purchases made through this feature will be posted to your account at the NAV calculated on the next business day after your call that both the NYSE and banks are open.

Through the Internet

Adding to an Account

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If you are a registered user of the Fund's website, you may use the Internet to add to an existing account by requesting a debit from your bank account. To use this service, go to www.manningnapieradvisors.com, click on the “login” button in the top right hand corner of the screen, and follow the prompts. Any purchases made through this feature will be posted to your account at the NAV calculated on the next business day after your order that both the NYSE and banks are open.

Automatic Investment Plan

You may participate in the Automatic Investment Plan by completing the applicable section of the account application or by contacting the Fund. Through the plan, you can authorize transfers of a specified amount from your bank account into the Series on a regular basis. The minimum amount of each investment is $25. If you have insufficient funds in your account to complete a transfer, your bank may charge you a fee.

How to Exchange Shares

Subject to the conditions discussed in the “Excessive Trading” section below, shareholders may exchange shares of the Series for a class of shares of any other Series of the Fund currently available for investment if the registration of both accounts is identical and the exchange order and shareholder meet the minimum investment and other requirements for the Series and class into which they are exchanging. Please read the prospectus of the Series into which you wish to exchange prior to requesting the exchange. The Fund may alter, limit or suspend its exchange privilege on 60 days’ notice.

The Fund’s exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Fund. For more information about the Fund’s policy on excessive trading, see “Excessive Trading.”

An exchange involves a redemption of shares surrendered in the exchange, and therefore it may cause the shareholder to realize a gain that may be subject to income tax.

By Mail

•	Send a letter of instruction to Manning & Napier Fund, Inc., at the address above, signed by each registered account owner, exactly as your names appear on the account registration.

•	Provide the name of the current Series, the Series to exchange into, and the dollar amount to be exchanged.

•	Provide both account numbers.

By Telephone

•	Unless you have declined telephone privileges, call the Fund at 1-800-466-3863.

•	Provide the name of the current Series, the Series to exchange into, and the dollar amount to be exchanged.

•	Provide both account numbers.

•	We may ask for identification, and all telephone transactions are recorded.

Through the Internet

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If you are a registered user of the Fund's website, you may use the Internet to exchange shares between Series. To use this service, go to www.manningnapieradvisors.com, click on the “login” button in the top right hand corner of the screen, and follow the prompts. Any exchanges made through this feature prior to the close of trading on the NYSE on a business day will be posted to your account at the NAV calculated on that day.

How to Redeem Shares

The Fund may postpone payment of redemption proceeds for up to seven days, or suspend redemptions to the extent permitted by law. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 10 days from your date of purchase). Likewise, certain types of account maintenance, such as address changes, result in a thirty calendar day hold on your account during which any redemption requests must include a Medallion Guarantee.

By Mail

•	Send a letter of instruction to Manning & Napier Fund, Inc., at the address on page 10, signed by each registered account owner, exactly as your names appear in the account registration.

•	State the name of the Series and the number of shares or dollar amount to be sold.

•	Provide the account number.

•	Medallion Guarantees may be required.

•	Additional documentation may be required (call the Fund for details).

By Telephone

•	Unless you have declined telephone privileges, call us at 1-800-466-3863.

•	Provide the name of the Series in which you wish to sell shares and the dollar amount to be redeemed.

•	Provide your account number.

•	We may ask for identification, and all telephone calls are recorded.

•	Redemption proceeds from sales requested by telephone will be sent only to the address of record or a bank account that is already on file with us.

•	Amounts over $100,000 may only be sent to a pre-designated bank account.

Through the Internet

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If you are a registered user of the Fund's website, you may use the Internet to redeem shares from your account. To use this service, go to www.manningnapieradvisors.com, click on the “login” button in the top right hand corner of the screen, and follow the prompts. Proceeds from redemptions requested over the Internet will be sent only to your address of record or a bank account that is already on file with us. Any redemptions made through this feature prior to the close of trading on the NYSE on a business day will be posted to your account at the NAV calculated on that day.

Investment and Account Information

More about Purchases, Exchanges, and Redemptions

All orders to purchase, exchange, or redeem shares must be sent to the transfer agent at the address on page 10 or to an authorized financial intermediary. With the exception of purchase orders via telephone or the Internet, transaction requests received in good order (i.e., with all required information, signatures and documentation) before the close of regular trading on the NYSE on a business day will be executed at that day’s share price. Purchase orders via telephone or Internet will be posted to your account at the NAV calculated on the next business day after your order that both the NYSE and banks are open. The close of regular trading is typically 4:00 p.m. Eastern time, although it may be earlier. The Fund is open for business each day the NYSE is open. All orders must include the required documentation and signatures, and all purchase orders must be accompanied by proper payment.

The Fund has authorized several financial intermediaries to accept purchase and redemption orders on its behalf, and those intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund’s behalf. Orders placed with an authorized financial intermediary will be processed at the share price of the Series next computed after they are received in good order by the financial intermediary or its designee, provided that such orders are transmitted to the Fund’s transfer agent in accordance with the Fund’s procedures and applicable law. Accordingly, for you to receive the current business day’s share price, your order must be received by an authorized financial intermediary in good order before the close of regular trading on the NYSE.

The Series’ distributor imposes no sales charge on purchases and redemptions of shares of the Series. However, your financial intermediary may charge you a transaction fee on purchases and redemptions.

Excessive Trading

The Series is intended for long-term investment purposes only. Do not invest in the Fund if you are a market timer. The Fund’s Board of Directors has adopted policies and procedures designed to detect and deter “market timing” or other types of excessive short-term trading by shareholders. Excessive trading into and out of the Series may present risks to the Series’ long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Series’ investment strategies, triggering the recognition of taxable gains and losses on the sale of the Series’ investments, requiring the Series to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. In addition, the Fund may, in its sole discretion, reject or limit purchase orders (including purchases by exchange) by an investor or group of investors for any reason without prior notice, including when it believes in its sole discretion that the trading activity in the account(s) would be detrimental to the Series. For purposes of applying these policies, the Fund and its service providers may consider the trading history of accounts under common ownership or control.

Shareholders may make up to 2 “round trips” during any 90 day period. A “round trip” is defined as a purchase or exchange into a Series followed by a redemption or exchange out of the same Series. After the second “round trip”, the Fund may block for a period of 90 days additional purchases and exchange purchases into the Fund from your account or any account with the same tax identification number or broker identification number.

The following types of transactions will be exempted from these procedures:

•	Transactions under certain monetary thresholds that have been determined by the Fund, in its sole discretion, not to be harmful or disruptive to the Series

•	Systematic withdrawals

•	Automatic investments (including investments made by payroll deduction)

•	Mandatory distributions from IRAs and retirement plans

•	IRA transfers and rollovers

•	Roth IRA conversions and recharacterizations

•	Reinvestments of dividends and capital gains

The Fund’s ability to monitor trades that are placed by individual shareholders of omnibus accounts, which are accounts maintained by financial intermediaries on behalf of multiple beneficial shareholders, is limited to the extent that the Fund does not have direct access to the underlying shareholder account information. However, the Fund and/or its service providers monitor aggregate trades placed in omnibus accounts and seek to work with financial intermediaries to discourage shareholders from engaging in market timing and to restrict excessive trading. The Fund and/or its service providers have entered into agreements with such financial intermediaries that require the financial intermediaries to provide the Fund and/or its service providers with certain shareholder transaction information to enable the Fund and/or its service providers to review the trading activity in the omnibus accounts. If excessive trading is identified in an omnibus account, the Fund will work with the financial intermediary to restrict trading by the shareholder and may require the financial intermediary to prohibit the shareholder from future purchases or exchanges into the Series. Transactions placed by shareholders through financial intermediaries in violation of the Fund’s excessive trading policy may be cancelled or the shares purchased may be redeemed by the Fund.

The Fund may also defer to a financial intermediary’s frequent trading policies with respect to those shareholders who invest in the Series through such intermediary. The Fund will defer to an intermediary’s policies only after the Fund determines that the intermediary’s frequent trading policies adequately protect Series shareholders. Transactions by Series shareholders investing through such intermediaries will be subject to the restrictions of the intermediary’s frequent trading policies, which may differ from those of the Fund. Shareholders who invest through financial intermediaries should consult with their intermediaries to determine the frequent trading restrictions that apply to their Series transactions.

The Fund and its service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund’s policies and procedures described in this prospectus and approved by the Fund’s Board of Directors. Despite these efforts, however, the Fund and its service providers may not be able to detect or prevent all instances of short-term trading in the Series, and, as a result, frequent trading could adversely affect the Series and its long-term shareholders as discussed above. For example, certain investors who engage in market timing and other short-term trading activities may employ a variety of techniques to avoid detection. Further, the detection of frequent trading patterns and the blocking of further trading are inherently subjective and therefore involve some selectivity in their application. The Fund and its service providers, however, seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Series’ long-term shareholders.

The Fund may amend these policies and procedures in response to changing regulatory requirements or to enhance their effectiveness.

Telephone and Internet Transactions

When you place a purchase, exchange, or redemption order by telephone or through the Internet, we may record the telephone call, request identifying information, or take other steps designed to prevent fraudulent orders. We are not responsible for any losses that may occur as long as we follow procedures reasonably designed to ensure that an order appears genuine. Interruptions in service may mean that a shareholder will be unable to effect a telephone or Internet order when desired. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

Accounts with Low Balances

If your account falls below $1,000,000 due to the redemption of shares, the Fund may ask you to bring your account up to the minimum requirement. If your account is still below $1,000,000 after 60 days, the Fund may close your account and send you the redemption proceeds.

In-Kind Purchases and Redemptions

Securities you own may be used to purchase shares of the Series. The Advisor will determine if acquiring the securities is consistent with the Series’ goals and policies. If accepted, the securities will be valued the same way the Series values securities it already owns.

The Fund may make payment for shares redeemed in part by giving you portfolio securities. As a redeeming shareholder, you will pay transaction costs to dispose of these securities.

Medallion Guarantees

A Medallion Guarantee will be required for a written request to sell shares if the proceeds are to be sent to an address other than the address of record or to a bank account that is not already on file with us. A Medallion Guarantee will also be required to change the account registration, for written redemption requests for amounts over $100,000, or for certain other requests.

A Medallion Guarantee is a type of signature guarantee that can be obtained from most brokers, banks, savings institutions or credit unions. A Medallion Guarantee is a formal certification offered by firms participating in the Medallion Stamp Program that guarantees a signature is original and authentic. Please note that we cannot accept notarization by a notary public.

Valuation of Shares

The Series offers its shares at the NAV per share of the Series. The Series calculates its NAV once daily as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) on each day the exchange is open. If the exchange closes early, the Series will accelerate the calculation of its NAV and transaction deadlines to that time.

The Series values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. In calculating its NAV, the Series generally values its investment portfolio at market price. If market prices are not readily available or the Advisor reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the close of the relevant market, the Series will price those securities at fair value as determined in good faith using methods approved by the Board of Directors. In determining fair value prices of non-U.S. securities, the Series may consider the performance of securities on their primary exchanges, factors influencing specific foreign markets or issuers, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities. The Series’ determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Series assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of securities owned by the Series may be significantly affected on days when investors cannot buy or sell shares of the Series. In addition, due to the difference in times between the close of the international markets and the time the Series prices its shares, the value the Series assigns to securities may not be the same as the quoted or published prices of those securities on their primary markets or exchanges.

Communicating with the Manning & Napier Fund

By Phone: You can reach us at 1-800-466-3863 business days from 8:00 a.m. to 6:00 p.m. Eastern time. Telephone calls may be recorded. You can also obtain automated account information, such as share prices and account balances, 24 hours a day, 7 days a week, by calling this number.

By Mail:

Manning & Napier Fund, Inc.

P.O. Box 9845

Providence, RI 02940-8045

By Overnight Mail:

Manning & Napier Fund, Inc.

101 Sabin Street

Pawtucket, RI 02860

Disclosure of the Series’ Portfolio Holdings

The Series discloses its complete portfolio holdings in each Annual and Semi-Annual Report and, following the first and third fiscal quarters, in a quarterly holdings report filed with the Securities and Exchange Commission (SEC) on Form N-Q. Annual and Semi-Annual Reports are distributed to Series shareholders and the most recent Reports are available on the Fund’s website at www.manningnapieradvisors.com. Quarterly holdings reports filed with the SEC are not distributed to Series shareholders, but are available, free of charge, on the EDGAR Database on the SEC’s website, www.sec.gov. In addition, the Series’ month-end and quarter-end complete portfolio holdings are available on the Fund’s website. This information is provided with a lag of at least eight days. Portfolio holdings information will be available on the website at least until it is superseded by a quarterly portfolio holdings report distributed to shareholders (with respect to Annual and Semi-Annual Reports) or filed with the SEC (with respect to a Form N-Q). The Series may also disclose certain commentary and analytical, statistical, performance or similar information relating to the Series or its portfolio holdings if such disclosure is deemed to be for a legitimate business purpose and the information is deemed to be non-material. A description of the Fund’s policy and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the SAI.

Dividends, Distributions, and Taxes

Dividends and Distributions

The Series generally:

•	Pays dividends once a year, in December.

•	Makes capital gains distributions, if any, once a year, typically in December.

The Series may pay additional distributions and dividends at other times if necessary for the Series to avoid a federal tax.

Capital gain distributions and dividends are reinvested in additional shares of the Series. Alternatively, except as discussed below, you can instruct the Fund in writing or by telephone to have your capital gains and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent after the record date will not be effective until the next distribution or dividend is made. Regardless of your election, all capital gain distributions and dividends less than $10 will be reinvested. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Taxes

Dividends are paid from income earned on the Series’ portfolio holdings as well as from interest on its cash investments. Distributions of capital gain will be treated as long-term or short-term gain depending on how long the Series held the securities sold, without regard to how long you have owned your shares of the Series.

Transaction	Federal Tax Status
Redemption or exchange of shares	Usually taxable as capital gain or loss; long-term only if shares owned more than one year
Long-term capital gain distributions	Taxable as long-term capital gain
Short-term capital gain distributions	Generally taxable as ordinary income
Dividends	Taxable as ordinary income unless they qualify for treatment as qualified dividend income

For taxable years beginning on or before December 31, 2010, distributions of investment income designated by the Series as derived from qualified dividend income may qualify to be taxed at the lower rate applicable to long-term capital gains. This rate is currently 15% (lower rates apply to individuals in lower tax brackets).

If you are a taxable investor, you may want to avoid buying shares when the Series is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

Generally, any sale or exchange of your shares is a taxable event. For tax purposes, an exchange of your shares for shares of another Series is treated the same as a sale.

After the end of each year, the Fund will provide you with information about the distributions and dividends that you received and any redemptions of shares during the previous year. In calculating your gain or loss on any sale of shares, note that your tax basis in your shares is increased by the amounts of dividends and distributions that you have reinvested in the Series. Dividends and distributions are taxable as described above whether received in cash or reinvested.

Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these withholding taxes is recoverable, the non-recovered portion will reduce the income received from the securities in the Series. In addition, the Series may be able to pass along a tax credit for foreign income taxes that it pays. The Series will provide you with the information necessary to reflect foreign taxes paid on your income tax return if it makes this election.

If you do not provide the Fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 28% of your distributions, dividends and redemption proceeds.

Because each shareholder’s circumstances are different and special tax rules may apply, you should consult with your tax adviser about your investment in the Series and your receipt of dividends, distributions or redemption proceeds.

Financial Highlights

The financial highlights table is intended to help you understand the Series’ financial performance for the past five years. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned, or lost, on an investment in the Series (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Series’ financial statements, is included in the annual report, which is available upon request.

	For the Years Ended
	10/31/09	10/31/08	10/31/07	10/31/06	10/31/05
Per share data (for a share outstanding throughout each year):
Net asset value - Beginning of year	$17.78	$33.55	$26.69	$21.56	$18.84

Income (loss) from investment operations:
Net investment income	0.36 [1]	0.34	0.40 [1]	0.42 [1]	0.21
Net realized and unrealized gain (loss) on investments	4.35	(13.17)	7.16	6.42	2.85

Total from investment operations	4.71	(12.83)	7.56	6.84	3.06

Less distributions to shareholders:
From net investment income	(0.42)	(0.29)	(0.17)	(0.21)	(0.15)
From net realized gain on investments	(0.39)	(2.65)	(0.53)	(1.50)	(0.19)

Total distributions to shareholders	(0.81)	(2.94)	(0.70)	(1.71)	(0.34)

Net asset value - End of year	$21.68	$17.78	$33.55	$26.69	$21.56

Net assets - End of year (000’s omitted)	$448,441	$174,371	$216,637	$87,418	$1,617

Total return[2]	28.10%	(41.58%)	28.88%	33.68%	16.34%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.75%	0.80%	0.84%	0.95%	1.05%
Net investment income	1.97%	1.48%	1.34%	1.69%	1.15%
Portfolio turnover	49%	43%	54%	54%	40%

* The investment advisor did not impose all or a portion of its management fees, CCO fees and fund accounting and transfer agent fees in some years and in some years paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased by
the following amount:	0.05%	0.03%	N/A	0.09%	4.16%

1 Calculated based on average shares outstanding during the year.

2 Represents aggregate total return for the year indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain years.

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Manning & Napier Fund, Inc.

Overseas Series

Ticker: EXOSX

Cusip: 563821503

Fund Code: 121

Shareholder Reports and the Statement of Additional Information (SAI)

Annual and semi-annual reports to shareholders provide additional information about the Series’ investments. These reports discuss the market conditions and investment strategies that significantly affected the Series’ performance during its last fiscal year. The SAI provides more detailed information about the Series. It is incorporated by reference into this prospectus, making it legally part of the prospectus.

How to Obtain the Shareholder Reports, SAI, and Additional Information

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You may obtain shareholder reports and the SAI or other information about the Series without charge, by calling 1-800-466-3863 or sending written requests to Manning & Napier Fund, Inc., P.O. Box 805, Fairport, New York 14450. These documents are also available at www.manningnapieradvisors.com.

•

You may review and copy shareholder reports, the prospectus and SAI at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information about the public reference room may be obtained by calling 1-202-551-8090. You can get copies of these materials for a fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-1520 or by e-mail to publicinfo@sec.gov. You can get the same reports and information free from the EDGAR Database on the SEC’s Internet web site (http://www.sec.gov).

•

The Fund may send only one copy of the Series’ prospectus and annual and semi-annual reports to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you do not want your mailings to be “householded,” please call 1-800-466-3863 or contact your financial intermediary.

If someone makes a statement about the Series that is not in this prospectus, you should not rely upon that information. Neither the Series nor its distributor is offering to sell shares of the Series to any person to whom the Series may not lawfully sell its shares.

Investment Company Act File No. 811-04087 EXOSX03/01/2010

Dividend Focus Series	Ticker: EXDFX

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete.

Any statement to the contrary is a crime.

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Summary Section	4
More Information About the Series’ Investment Strategies and Risks	7
Management	8
How to Buy, Exchange, and Redeem Shares	9
Investment and Account Information	11
Dividends, Distributions, and Taxes	14
Financial Highlights	15

Dividend Focus Series

Summary Section

Investment Goal

Through a passive quantitative investment approach, to provide competitive returns consistent with the broad equity market while also providing a level of capital protection during market downturns.

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Series.

DIVIDEND FOCUS SERIES
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.45%
Distribution and Service (12b-1) Fees	None
Other Expenses	6.37%
Total Annual Fund Operating Expenses	6.82%[1]
Less Fee Waiver and/or Expense Reimbursement	(6.21)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.61%[1,2]

1 The total annual fund operating expenses in this fee table may not correlate to the expense ratios in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

2 Manning & Napier Advisors, Inc. (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the Series’ total direct annual fund operating expenses do not exceed 0.60% of the Series’ average daily net assets. This contractual waiver will continue for a period of one year until at least February 28, 2011 and may not be amended or terminated by the Advisor prior to such date without the approval of the Series’ Board of Directors.

Example

The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same (taking into account the Advisor’s contractual expense limitation for the first year only). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
$62	$1,460	$2,808	$5,968

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 28% of the average value of its portfolio.

Principal Investment Strategies

The Series will, under normal circumstances, invest at least 80% of its assets in dividend-paying common stocks. The Series invests primarily in the common stocks of mid to large capitalization companies (generally companies with market capitalizations of more than $2 billion at the time of purchase). The Advisor seeks to identify stocks of companies trading primarily on U.S. stock exchanges in an effort to construct a portfolio that provides competitive returns consistent with the broad equity market while also providing a level of capital protection during market downturns. The Advisor uses a passive quantitative approach in managing the portfolio, and it rebalances the portfolio annually. A quantitative investment approach relies on financial models and computer databases rather than analysis of the fundamentals of each stock to identify securities for inclusion in the portfolio. In selecting securities for the Series, the Advisor seeks to identify stocks of companies that meet the following investment criteria at the time of purchase: high free cash flow, dividend yield at least equal to that of the broad equity market, and low probability of experiencing financial distress.

The Series may invest in stocks of U.S. and foreign companies, including those in emerging markets, as well as American Depository Receipts (ADRs).

Principal Risks of Investing in the Series

As with any stock fund, the value of your investment will fluctuate in response to stock market movements.

You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	The U.S. or foreign stock markets go down.

•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.

The Advisor makes investment decisions for the Series using a quantitative investment approach based largely on the Advisor’s review of historical information. There is no guarantee that an investment approach based on historical information will produce the desired results in the future. If market dynamics change, the effectiveness of this investment approach may be limited. Further, the Advisor’s judgments regarding the investment criteria underlying the quantitative investment approach may prove to be incorrect. These risks may cause the Series to underperform its benchmark or other funds with a similar investment approach.

Because the Advisor uses a passive investment approach in the management of the Series, and because it expects to make changes to the Series’ portfolio only once a year, the Advisor does not intend to respond to changes (positive or negative) in market conditions by making changes to the Series’ portfolio.

The Series may also have special risks due to its investments in stocks of mid-size companies. These risks include the following:

•	The stocks of mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•	The stocks of mid-size companies may be less marketable than the stocks of larger companies.

Because the Series may invest in securities of foreign issuers, the Series is subject to the additional risk that the prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries.

Because the Series’ investments in foreign securities may be denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series in non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Series may be susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issues and may experience increased volatility due to its investments in those securities.

Annual Total Return

The bar chart and total return table provide some indication of the risks of investing in the Series by comparing the Series’ performance with two broad measures of market performance. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each calendar year since its inception. The total return table shows how the average annual total returns for the Series shares for different periods compare to those of the Russell 1000® Value Index, which measures the performance of the large-cap value segment of the U.S. equity universe, and the S&P 500 Index, an unmanaged index of common stocks which is considered by many investors as a measure of the performance of the broad U.S. equity market. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manningnapieradvisors.com.

Dividend Focus Series % Total Return

Quarterly Returns

Highest (quarter ended 09/30/09): 13.23%

Lowest (quarter ended 03/31/09): (11.13)%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2009
	1 Year	Since Inception on 11/7/08
Return Before Taxes	23.17%	21.21%
Return After Taxes on Distributions	22.72%	20.72%
Return After Taxes on Distributions and Sale of Series Shares	15.61%	18.01%
Indices: (reflect no deduction for fees, expenses, or taxes)
Russell 1000® Value Index	19.69%	14.78%
S&P 500 Index	26.50%	20.01%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

The investment advisor of the Series is Manning & Napier Advisors, Inc.

Portfolio Managers

The following investment professionals serve on the Series’ management team. No specific member of the Series’ Research Team is required to approve security purchases and sales.

Christian A. Andreach, CFA®, Senior Analyst/Managing Director of Consumer Group, has managed the Series since 2008.

Jeffrey S. Coons, Ph.D., CFA®, Co-Director of Research/Managing Director of Quantitative Strategies Group, has managed the Series since 2008.

Jeffrey W. Donlon, CFA®, Senior Analyst/Managing Director of Technology Group, has managed the Series since 2008.

Brian P. Gambill, CFA®, Senior Analyst/Managing Director of Capital Goods & Materials Group, has managed the Series since 2008.

Jeffrey A. Herrmann, CFA®, Co-Director of Research/Managing Director of Themes and Overviews Group, has managed the Series since 2008.

Brian W. Lester, CFA®, Senior Analyst/Managing Director of Life Sciences Group, has managed the Series since 2009.

Michael J. Magiera, CFA®, Senior Analyst/Managing Director of Real Estate Group, has managed the Series since 2008.

Christopher F. Petrosino, CFA®, Senior Analyst, has managed the Series since 2008.

Marc Tommasi, Senior Analyst/Managing Director of Global Strategies Group, has managed the Series since 2008.

Virge J. Trotter, III, CFA®, Senior Analyst/Managing Director of Services Group, has managed the Series since 2009.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Series on any day the New York Stock Exchange (NYSE) is open. The minimum initial investment of the Series is $2,000. There is no minimum for subsequent investments. You may purchase or redeem shares of the Series by mail (Manning & Napier Fund, Inc. P.O. Box 9845, Providence, RI 02940-8045), Internet (www.manningnapieradvisors.com), by telephone (1-800-466-3863) or, with respect to purchases only, by wire. Shareholders holding shares through a financial intermediary should contact their financial intermediary to learn how to place purchase or redemption orders.

Dividends, Capital Gains, and Taxes

The distributions made by the Series generally are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Series shares through a broker-dealer or other financial intermediary (such as a bank), the Series and its related companies may pay the intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

More Information About the Series’

Investment Strategies and Risks

The Series’ Investment Methodology

In managing the Series’ portfolio, the Advisor uses a passive quantitative approach, which relies on financial models and computer databases, rather than analysis of the fundamentals of each stock, to identify securities for inclusion in the portfolio. In selecting securities for the Series, the Advisor seeks to identify stocks of companies that meet the following investment criteria at the time of purchase:

•	High free cash flow (i.e., cash generated by a company that is available to equity holders). Minimum free cash flow yield must exceed the yield of high quality corporate bonds.

•	Dividend yield equal to or exceeding the dividend yield of the broad equity market.

•

Not having a high probability of experiencing financial distress. This estimate is based on a credit scoring model that incorporates measures of corporate health such as liquidity, profitability, leverage, and solvency to assess the likelihood of a bankruptcy in the next one to two years.

On an annual basis, the Advisor reviews the Series’ portfolio holdings against the investment criteria set forth above, and will sell those holdings that no longer meet such criteria. Although stocks may be added to or deleted from the Series’ portfolio at any time during the year, the Advisor expects that additions to, and deletions from, the Series’ portfolio will primarily take place during the Advisor’s annual portfolio review.

More Information about the Series’ Principal Investments

Equity securities — The Series may invest in equity securities of U.S. and foreign companies. These securities will principally be exchange-traded common stocks.

Foreign securities — The Series may invest in foreign stocks, and ADRs and other U.S. dollar denominated securities of foreign issuers, including those in emerging markets. ADRs are securities that are listed and traded in the United States but represent an ownership interest in securities issued by a foreign issuer. ADRs are subject to many of the risks associated with investing directly in foreign securities, which are described below.

More Information about the Series’ Principal Risks

Equity risk — The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

Investment style risk — The Series primarily invests in dividend-paying common stocks. This may cause the Series to underperform funds that do not limit their investments to dividend-paying common stocks during periods when dividend-paying stocks underperform other types of stocks. In addition, if stocks held by the Series reduce or stop paying dividends, the Series’ ability to generate income may be affected.

Large- and mid-cap risk — Many of the risks of the Series are associated with its investment in large-and mid-cap stocks. Both large-and mid-cap stocks tend to go in and out of favor based on market and economic conditions. However, stocks of mid-cap companies tend to be more volatile than those of large cap companies because mid-cap companies tend to be more susceptible to adverse business or economic events than larger more established companies. During a period when large- and mid-cap stocks fall behind other types of investments — small-cap stocks, for instance — the Series’ performance may also lag these investments.

Foreign securities risk — The Series’ investments in securities of foreign issuers involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. The securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies. The Series may also experience more rapid or extreme changes in value than a fund that invests solely in securities of U.S. companies because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. There also is the risk that the cost of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions. During any period when foreign securities underperform other types of investments — U.S. securities, for instance — the performance of the Series may lag these investments.

Emerging market risk — The Series may be exposed to risks associated with investments in emerging market countries. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Series’ investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Currency risk — To the extent that the Series invests in securities denominated in, and/or receiving revenues in, foreign currencies, it will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Series would be adversely affected. Currencies in non-U.S. countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention by U.S. or foreign governments, central banks or supranational agencies, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.

Liquidity risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. The Series’ investments in illiquid securities may reduce the returns of the Series because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

Defensive Investing

The Series may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. If the Series takes a temporary defensive position, it may be unable to achieve its investment goal.

Investment Strategy and Goal

The investment strategy of the Series is to invest, under normal circumstances, at least 80% of its assets in dividend-paying common stocks. The Series will notify its shareholders at least sixty days prior to any change in its investment strategy.

The Series’ Board of Directors may change the Series’ investment goal (described above under “Investment Goal”) without obtaining the approval of shareholders. The Series may not succeed in achieving its goal.

Management

The Advisor

The Series’ advisor is Manning & Napier Advisors, Inc., 290 Woodcliff Drive, Fairport, New York 14450. Manning & Napier Advisors, Inc. was founded in 1970, and it manages over $25 billion for individual and institutional investors. The Advisor is responsible for the day-to-day operations of the Series and generally is responsible for supervision of the Series’ overall business affairs, service providers and officers.

As described below, a team made up of investment professionals and analysts makes all of the Series’ investment decisions.

Portfolio Managers

The Advisor’s Senior Research Group establishes the broad investment policies and guidelines used in the management of the Series. A designated Research Team for the Series implements those policies and guidelines as well as monitors the investment portfolio for the Series. The Series’ Research Team runs quantitative screens to identify stocks for inclusion in the portfolio in line with the Senior Research Group’s policies and guidelines. The resulting portfolio of stocks meeting the quantitative criteria is reviewed and approved by the members of the Series’ Research Team. No specific member of the Series’ Research Team is required to approve security purchases and sales.

The following people serve on the two-member Dividend Focus Series Research Team and the Advisor’s Senior Research Group, as noted:

Christian A. Andreach, CFA®, Senior Analyst/Managing Director of Consumer Group
Joined the Advisor in 1999. Senior Analyst since 1999. Managing Director and member of Senior Research Group since 2002.

Jeffrey S. Coons, Ph.D., CFA®, Co-Director of Research/Managing Director of Quantitative Strategies Group
Joined the Advisor in 1993. Co-Director of Research since 2002. Managing Director and member of Senior Research Group since 1993. Executive Group Member* since 1999. Member of Dividend Focus Series Research Team since 2008.

Jeffrey W. Donlon, CFA®, Senior Analyst/Managing Director of Technology Group
Joined the Advisor in 1998. Senior Analyst since 1998. Managing Director and member of Senior Research Group since 2004.

Brian P. Gambill, CFA®, Senior Analyst/Managing Director of Capital Goods & Materials Group
Joined the Advisor in 1997. Senior Analyst since 1997. Managing Director and member of Senior Research Group since 2002.

Jeffrey A. Herrmann, CFA®, Co-Director of Research /Managing Director of Themes and Overviews Group
Joined the Advisor in 1986. Co-Director of Research since 1992. Managing Director and member of Senior Research Group since 1992. Executive Group Member* since 2002.

Brian W. Lester, CFA®, Senior Analyst/Managing Director of Life Sciences Group
Joined the Advisor in 1998. Senior Analyst since 2001. Managing Director and member of Senior Research Group since 2009.

Michael J. Magiera, CFA®, Senior Analyst/Managing Director of Real Estate Group
Joined the Advisor in 1988. Senior Analyst since 1999. Managing Director and member of Senior Research Group since 1992.

Christopher F. Petrosino, CFA®, Senior Analyst
Joined the Advisor in 2001. Current position held since 2009. Member of Dividend Focus Series Research Team since 2008. Previous positions held in last five years: Analyst, 2007-2009; Junior Analyst, 2005-2007.

Marc Tommasi, Senior Analyst/Managing Director of Global Strategies Group
Joined the Advisor in 1986. Senior Analyst since 1988. Managing Director and member of Senior Research Group since 1992.

Virge J. Trotter, III, CFA®, Senior Analyst/Managing Director of Services Group
Joined the Advisor in 1997. Senior Analyst since 1997. Managing Director and member of Senior Research Group since 2009.

* The Executive Group, consisting of senior executive employee-owners, performs the duties of the Office of the Chief Executive of the Advisor.

The Statement of Additional Information (SAI) contains additional information about the Series’ management team, including the structure of their compensation, their role in managing other accounts, and their ownership of securities in the Series.

Management Fees

In return for the services it provides to the Series, the Advisor receives an annual management fee of 0.45% of the Series’ average daily net assets, which is computed daily and payable monthly by the Series. The Advisor has contractually agreed to limit the Series’ total direct annual fund operating expenses to 0.60% of the average daily net assets of the Series. This contractual waiver will remain in effect at least until February 28, 2011 and may be extended. Due to fee waivers and expense reimbursements, the Advisor did not receive any of its management fee for the fiscal year ended October 31, 2009. A discussion regarding the basis for the Board of Directors’

approval of the Series’ investment advisory agreement is available in the Series’ semi-annual report dated April 30, 2009, which covers the period November 1, 2008 through April 30, 2009.

The Advisor may use its own resources to engage in activities that may promote the sale of the Series’ shares, including payments, or other forms of incentives such as discounted fees for products or services of affiliates, to third parties who provide services such as shareholder servicing, marketing support, and distribution assistance to the Series. These fees or other incentives are in addition to any distribution or servicing fees payable under a Rule 12b-1 or service plan of the Fund. The level of payments made to financial intermediaries may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of the Series attributable to the financial intermediary, the particular type of Series, or other measures as agreed to in writing by the Advisor, the Distributor and/or their affiliates and the financial intermediaries or any combination thereof. The amount of these payments is determined at the discretion of the Advisor, the Distributor and/or their affiliates from time to time and may be different for different financial intermediaries based on, for example, the nature of the services provided by the financial intermediary. The Advisor may also, from its own resources, defray or absorb costs relating to distribution, including compensation of employees who are involved in distribution. These payments or discounts may be substantial but are paid or discounted by the Advisor or its affiliates, not by the Series or its shareholders. Such payments may provide an incentive for the financial intermediary to make shares of the Series available to its customers and may allow the Series greater access to the financial intermediary’s customers, and may create a conflict of interest by influencing the financial intermediary to recommend the Series over another investment.

The Distributor

The distributor of the Series’ shares is Manning & Napier Investor Services, Inc. Shares are offered to investors who purchase shares directly from the distributor or through certain financial intermediaries. Shares of the Series are not subject to any distribution or shareholder servicing fees.

Investors may be charged a fee if they effect transactions through a financial intermediary.

How to Buy, Exchange and Redeem Shares

How to Buy Shares

The initial minimum investment for the Series is $2,000. For employees of the Advisor or an affiliate of the Advisor, the minimum initial investment is $250. These investment minimums may be waived for certain qualified retirement plans and participants in a systematic investment program. The Fund reserves the right to change or waive the Series’ investment minimum in its sole discretion. The Fund also reserves the right to reject purchase orders or to stop offering its shares without notice to shareholders. The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund under certain limited circumstances.

Check Acceptance Policy

The Fund reserves the right to reject certain forms of payment for share purchases. The Fund maintains a check acceptance policy for share purchases. Investments that are received in an unacceptable form will be returned. Checks must be made payable to the Manning & Napier Fund, Inc. and must be in U.S. dollars. The Fund will not accept cash, third party checks, starter checks, travelers checks, credit card checks or money orders.

The Fund will not accept a P.O. Box as a primary address. A physical address must be used. A P.O. Box may be used as a mailing address only. Shareholder information is subject to independent identity verification and may be shared, as permitted by law and the Fund’s Privacy Policy, for identifying and reporting suspected money laundering and terrorist activity. Please review your account application for additional information.

By Mail

Opening an account

•	Send a check payable to Manning & Napier Fund, Inc. with the completed original account application.

The address is:

Manning & Napier Fund, Inc.

P.O. Box 9845

Providence, RI 02940-8045

•	To request an account application, call the Fund at 1-800-466-3863.

Adding to an account

•	Send a check payable to Manning & Napier Fund, Inc. and a letter of instruction with the name of the Series to be purchased and the account name and number to the above address.

By Wire

Opening or adding to an account

•	After the Fund has received your completed account application, you may wire funds to open or add shares to your account. Before sending a wire, call 1-800-466-3863 for wire instructions.

By Telephone

Adding to an Account

•

You may use the Telephone Purchase feature to add to an existing account. To use this service, call 1-800-466-3863 to request a debit from your pre-authorized checking account. Your bank must be a member of the Automated Clearing House (ACH) to use this feature. Any purchases made through this feature will be posted to your account at the NAV calculated on the next business day after your call that both the New York Stock Exchange and banks are open.

Through the Internet

Adding to an Account

•

If you are a registered user of the Fund’s website, you may use the Internet to add to an existing account by requesting a debit from your bank account. To use this service, go to www.manningnapieradvisors.com, click on the “login” button in the top right hand corner of the screen, and follow the prompts. Any purchases made through this feature will be posted to your account at the NAV calculated on the next business day after your order that both the NYSE and banks are open.

Automatic Investment Plan

You may participate in the Automatic Investment Plan by completing the applicable section of the account application or by contacting the Fund. Through the plan, you can authorize transfers of a specified amount from your bank account into the Series on a regular basis. The minimum amount of each investment is $25. If you have insufficient funds in your account to complete a transfer, your bank may charge you a fee.

How to Exchange Shares

Subject to the conditions discussed in the “Excessive Trading” section below, shareholders may exchange shares of the Series for a class of shares of any other Series of the Fund currently available for investment if the registration of both accounts is identical and the exchange order and shareholder meet the minimum investment and other requirements for the Series and class into which they are exchanging. Please read the prospectus of the Series into which you wish to exchange prior to requesting the exchange. The Fund may alter, limit or suspend its exchange privilege on 60 days’ notice.

The Fund’s exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Fund. For more information about the Fund’s policy on excessive trading, see “Excessive Trading.”

An exchange involves a redemption of shares surrendered in the exchange, and therefore it may cause the shareholder to realize a gain that may be subject to income tax.

By Mail

•	Send a letter of instruction to Manning & Napier Fund, Inc., at the above address, signed by each registered account owner, exactly as your names appear on the account registration.

•	Provide the name of the current Series, the Series to exchange into, and the dollar amount to be exchanged.

•	Provide both account numbers.

By Telephone

•	Unless you have declined telephone privileges, call the Fund at 1-800-466-3863.

•	Provide the name of the current Series, the Series to exchange into, and the dollar amount to be exchanged.

•	Provide both account numbers.

•	We may ask for identification, and all telephone transactions are recorded.

Through the Internet

•

If you are a registered user of the Fund’s website, you may use the Internet to exchange shares between Series. To use this service, go to www.manningnapieradvisors.com, click on the “login” button in the top right hand corner of the screen, and follow the prompts. Any exchanges made through this feature prior to the close of trading on the NYSE on a business day will be posted to your account at the NAV calculated on that day.

How to Redeem Shares

The Fund may postpone payment of redemption proceeds for up to seven days, or suspend redemptions to the extent permitted by law. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 10 days from your date of purchase). Likewise, certain types of account maintenance, such as address changes, result in a thirty calendar day hold on your account during which any redemption requests must include a Medallion Guarantee.

By Mail

•	Send a letter of instruction to Manning & Napier Fund, Inc., at the address on page 10, signed by each registered account owner, exactly as your names appear in the account registration.

•	State the name of the Series and the number of shares or dollar amount to be sold.

•	Provide the account number.

•	Medallion Guarantees may be required.

•	Additional documentation may be required (call the Fund for details).

By Telephone

•	Unless you have declined telephone privileges, call us at 1-800-466-3863.

•	Provide the name of the Series in which you wish to sell shares and the dollar amount to be redeemed.

•	Provide your account number.

•	We may ask for identification, and all telephone calls are recorded.

•	Redemption proceeds from sales requested by telephone will be sent only to the address of record or a bank account that is already on file with us.

•	Amounts over $100,000 may only be sent to a pre-designated bank account.

Through the Internet

•

If you are a registered user of the Fund’s website, you may use the Internet to redeem shares from your account. To use this service, go to www.manningnapieradvisors.com, click on the “login” button in the top right hand corner of the screen, and follow the prompts. Proceeds from redemptions requested over the Internet will be sent only to your address of record or a bank account that is already on file with us. Any redemptions made through this feature prior to the close of trading on the NYSE on a business day will be posted to your account at the NAV calculated on that day.

Investment and Account Information

More about Purchases, Exchanges, and Redemptions

All orders to purchase, exchange, or redeem shares must be sent to the transfer agent at the address on page 10 or to an authorized financial intermediary. With the exception of purchase orders via telephone or the Internet, transaction requests received in good order (i.e., with all required information, signatures and documentation) before the close of regular trading on the NYSE on a business day will be executed at that day’s share price. Purchase orders via telephone or Internet will be posted to your account at the NAV calculated on the next business day after your order that both the NYSE and banks are open. The close of regular trading is typically 4:00 p.m. Eastern time, although it may be earlier. The Fund is open for business each day the NYSE is open. All orders must include the required documentation and signatures, and all purchase orders must be accompanied by proper payment.

The Fund has authorized several financial intermediaries to accept purchase and redemption orders on its behalf, and those intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund’s behalf. Orders placed with an authorized financial intermediary will be processed at the share price of the Series next computed after they are received in good order by the financial intermediary or its designee, provided that such orders are transmitted to the Fund’s transfer agent in accordance with the Fund’s procedures and applicable law. Accordingly, for you to receive the current business day’s share price, your order must be received by an authorized financial intermediary in good order before the close of regular trading on the NYSE.

The Series’ distributor imposes no sales charge on purchases and redemptions of shares of the Series. However, your financial intermediary may charge you a transaction fee on purchases and redemptions.

Excessive Trading

The Series is intended for long-term investment purposes only. Do not invest in the Fund if you are a market timer. The Fund’s Board of Directors has adopted policies and procedures designed to detect and deter “market timing” or other types of excessive short-term trading by shareholders. Excessive trading into and out of the Series may present risks to the Series’ long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Series’ investment strategies, triggering the recognition of taxable gains and losses on the sale of the Series’ investments, requiring the Series to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. In addition, the Fund may, in its sole discretion, reject or limit purchase orders (including purchases by exchange) by an investor or group of investors for any reason without prior notice, including when it believes in its sole discretion that the trading activity in the account(s) would be detrimental to the Series. For purposes of applying these policies, the Fund and its service providers may consider the trading history of accounts under common ownership or control.

Shareholders may make up to 2 “round trips” during any 90 day period. A “round trip” is defined as a purchase or exchange into a Series followed by a redemption or exchange out of the same Series. After the second “round trip”, the Fund may block for a period of 90 days additional purchases and exchange purchases into the Fund from your account or any account with the same tax identification number or broker identification number.

The following types of transactions will be exempted from these procedures:

•	Transactions under certain monetary thresholds that have been determined by the Fund, in its sole discretion, not to be harmful or disruptive to the Series

•	Systematic withdrawals

•	Automatic investments (including investments made by payroll deduction)

•	Mandatory distributions from IRAs and retirement plans

•	IRA transfers and rollovers

•	Roth IRA conversions and recharacterizations

•	Reinvestments of dividends and capital gains

The Fund’s ability to monitor trades that are placed by individual shareholders of omnibus accounts, which are accounts maintained by financial intermediaries on behalf of multiple beneficial shareholders, is limited to the extent that the Fund does not have direct access to the underlying shareholder account information. However, the Fund and/or its service providers monitor aggregate trades placed in omnibus accounts and seek to work with financial intermediaries to discourage shareholders from engaging in market timing and to restrict excessive trading. The Fund and/or its service providers have entered into agreements with such financial intermediaries that require the financial intermediaries to provide the Fund and/or its service providers with certain shareholder transaction information to enable the Fund and/or its service providers to review the trading activity in the omnibus accounts. If excessive trading is identified in an omnibus account, the Fund will work with the financial intermediary to restrict trading by the shareholder and may require the financial intermediary to prohibit the shareholder from future purchases or exchanges into the Series. Transactions placed by shareholders through financial intermediaries in violation of the Fund’s excessive trading policy may be cancelled or the shares purchased may be redeemed by the Fund.

The Fund may also defer to a financial intermediary’s frequent trading policies with respect to those shareholders who invest in the Series through such intermediary. The Fund will defer to an intermediary’s policies only after the Fund determines that the intermediary’s frequent trading policies adequately protect Series shareholders. Transactions by Series shareholders investing through such intermediaries will be subject to the restrictions of the intermediary’s frequent trading policies, which may differ from those of the Fund. Shareholders who invest through financial intermediaries should consult with their intermediaries to determine the frequent trading restrictions that apply to their Series transactions.

The Fund and its service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund’s policies and procedures described in this prospectus and approved by the Fund’s Board of Directors. Despite these efforts, however, the Fund and its service providers may not be able to detect or prevent all instances of short-term trading in the Series, and, as a result, frequent trading could adversely affect the Series and its long-term shareholders as discussed above. For example, certain investors who engage in market timing and other short-term trading activities may employ a variety of techniques to avoid detection. Further, the detection of frequent trading patterns and the blocking of further trading are inherently subjective and therefore involve some selectivity in their application. The Fund and its service providers, however, seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Series’ long-term shareholders.

The Fund may amend these policies and procedures in response to changing regulatory requirements or to enhance their effectiveness.

Telephone and Internet Transactions

When you place a purchase, exchange, or redemption order by telephone or through the Internet, we may record the telephone call, request identifying information, or take other steps designed to prevent fraudulent orders. We are not responsible for any losses that may occur as long as we follow procedures reasonably designed to ensure that an order appears genuine. Interruptions in service may mean that a shareholder will be unable to effect a telephone or Internet order when desired. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

Accounts with Low Balances

If your account falls below $1,000 due to the redemption of shares, the Fund may ask you to bring your account up to the minimum requirement. If your account is still below $1,000 after 60 days, the Fund may close your account and send you the redemption proceeds.

In-Kind Purchases and Redemptions

Securities you own may be used to purchase shares of the Series. The Advisor will determine if acquiring the securities is consistent with the Series’ goals and policies. If accepted, the securities will be valued the same way the Series values securities it already owns.

The Fund may make payment for shares redeemed in part by giving you portfolio securities. As a redeeming shareholder, you will pay transaction costs to dispose of these securities.

Medallion Guarantees

A Medallion Guarantee will be required for a written request to sell shares if the proceeds are to be sent to an address other than the address of record or to a bank account that is not already on file with us. A Medallion Guarantee will also be required to change the account registration, for written redemption requests for amounts over $100,000, or for certain other requests.

A Medallion Guarantee is a type of signature guarantee that can be obtained from most brokers, banks, savings institutions or credit unions. A Medallion Guarantee is a formal certification offered by firms participating in the Medallion Stamp Program that guarantees a signature is original and authentic. Please note that we cannot accept notarization by a notary public.

Valuation of Shares

The Series offers its shares at the NAV per share of the Series. The Series calculates its NAV once daily as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) on each day the exchange is open. If the exchange closes early, the Series will accelerate the calculation of its NAV and transaction deadlines to that time.

The Series values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. In calculating its NAV, the Series generally values its investment portfolio at market price. If market prices are not readily available or the Advisor reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the close of the relevant market, the Series will price those securities at fair value as determined in good faith using methods approved by the Board of Directors. The Series’ determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Series assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

Although the Series invests primarily in the stocks of U.S. companies that are traded on U.S. exchanges, there may be limited circumstances in which the Series would price these securities at fair value — for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Series calculated its NAV.

International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of securities owned by the Series may be significantly affected on days when investors cannot buy or sell shares of the Series. In addition, due to the difference in times between the close of the international markets and the time the Series prices its shares, the value the Series assigns to securities may not be the same as the quoted or published prices of those securities on their primary markets or exchanges.

Communicating with the Manning & Napier Fund

By Phone: You can reach us at 1-800-466-3863 business days from 8:00 a.m. to 6:00 p.m. Eastern time. Telephone calls may be recorded. You can also obtain automated account information, such as share prices and account balances, 24 hours a day, 7 days a week, by calling this number.

By Mail:

Manning & Napier Fund, Inc.

P.O. Box 9845

Providence, RI 02940-8045

By Overnight Mail:

Manning & Napier Fund, Inc.

101 Sabin Street

Pawtucket, RI 02860.

Disclosure of the Series’ Portfolio Holdings

The Series discloses its complete portfolio holdings in each Annual and Semi-Annual Report and, following the first and third fiscal quarters, in a quarterly holdings report filed with the Securities and Exchange Commission (SEC) on Form N-Q. Annual and Semi-Annual Reports are distributed to Series shareholders and the most recent Reports are available on the Fund’s website at www.manningnapieradvisors.com. Quarterly holdings reports filed with the SEC are not distributed to Series shareholders, but are available, free of charge, on the EDGAR Database on the SEC’s website, www.sec.gov. In addition, the Series’ month-end and quarter-end complete portfolio holdings are available on the Fund’s website. This information is provided with a lag of at least eight days. Portfolio holdings information will be available on the website at least until it is superseded by a quarterly portfolio holdings report distributed to shareholders (with respect to Annual and Semi-Annual Reports) or filed with the SEC (with respect to a Form N-Q). The Series may also disclose certain commentary and analytical, statistical, performance or similar information relating to the Series or its portfolio holdings if such disclosure is deemed to be for a legitimate business purpose and the information is deemed to be non-material. A description of the Fund’s policy and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the SAI.

Dividends, Distributions and Taxes

Dividend and Distributions

The Series generally:

•	Pays dividends quarterly, in March, June, September, and December.

•	Makes capital gains distributions, if any, once a year, typically in December.

The Series may pay additional distributions and dividends at other times if necessary for the Series to avoid a federal tax.

Capital gain distributions and dividends are reinvested in additional shares of the Series. Alternatively, except as discussed below, you can instruct the Fund in writing or by telephone to have your capital gains and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent after the record date will not be effective until the next distribution or dividend is made. Regardless of your election, all capital gain distributions and dividends less than $10 will be reinvested. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Taxes

Dividends are paid from income earned on the Series’ portfolio holdings as well as from interest on its cash investments. Distributions of capital gain will be treated as long-term or short-term gain depending on how long the Series held the securities sold, without regard to how long you have owned your shares of the Series.

Transaction	Federal Tax Status
Redemption or exchange of shares	Usually taxable as capital gain or loss; long-term only if shares owned more than one year
Long-term capital gain distributions	Taxable as long-term capital gain
Short-term capital gain distributions	Generally taxable as ordinary income
Dividends	Taxable as ordinary income unless they qualify for treatment as qualified dividend income

For taxable years beginning on or before December 31, 2010, distributions of investment income designated by the Series as derived from qualified dividend income may qualify to be taxed at the lower rate applicable to long-term capital gains. This rate is currently 15% (lower rates apply to individuals in lower tax brackets).

If you are a taxable investor, you may want to avoid buying shares when the Series is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

Generally, any sale or exchange of your shares is a taxable event. For tax purposes, an exchange of your shares for shares of another Series is treated the same as a sale.

After the end of each year, the Fund will provide you with information about the distributions and dividends that you received and any redemptions of shares during the previous year. In calculating your gain or loss on any sale of shares, note that your tax basis in your shares is increased by the amounts of dividends and distributions that you have reinvested in the Series. Dividends and distributions are taxable as described above whether received in cash or reinvested.

If you do not provide the Fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 28% of your distributions, dividends and redemption proceeds.

Because each shareholder’s circumstances are different and special tax rules may apply, you should consult with your tax adviser about your investment in the Series and your receipt of dividends, distributions or redemption proceeds.

Financial Highlights

The financial highlights table is intended to help you understand the Series’ financial performance for the period of its operations. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned, or lost, on an investment in the Series (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Series’ financial statements, is included in the annual report, which is available upon request.

For the Period November 7, 20081 to October 31, 2009

Per share data (for a share outstanding throughout the period):
Net asset value - Beginning of period	$10.00

Income from investment operations:
Net investment income[2]	0.34
Net realized and unrealized gain on investments	1.22

Total from investment operations	1.56

Less distributions to shareholders:
From net investment income	(0.18)

Net asset value - End of period	$11.38

Net assets - End of period (000’s omitted)	$2,044

Total return[3]	15.81%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.60%[4]
Net investment income	3.33%[4]
Portfolio turnover	28%

* The investment advisor did not impose all of its management fees, CCO fees and fund accounting and transfer agent fees and paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased by 6.21%4.

1 Commencement of operations.

2 Calculated based on average shares outstanding during the period.

3 Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the period. Periods less than one year are not annualized.

4 Annualized.

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Manning & Napier Fund, Inc.

Dividend Focus Series

Shareholder Reports and the Statement of Additional Information (SAI)

Annual and semi-annual reports to shareholders provide additional information about the Series’ investments. These reports discuss the market conditions and investment strategies that significantly affected the Series’ performance during its last fiscal year. The SAI provides more detailed information about the Series. It is incorporated by reference into this prospectus, making it legally part of the prospectus.

How to Obtain the Shareholder Reports, SAI, and Additional Information

•

You may obtain shareholder reports and the SAI or other information about the Series without charge, by calling 1-800-466-3863 or sending written requests to Manning & Napier Fund, Inc., P.O. Box 805, Fairport, New York 14450. These documents are also available at www.manningnapieradvisors.com.

•

You may review and copy shareholder reports, the prospectus and SAI at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information about the public reference room may be obtained by calling 1-202-551-8090. You can get copies of these materials for a fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-1520 or by e-mail to publicinfo@sec.gov. You can get the same reports and information free from the EDGAR Database on the SEC’s Internet web site (http://www.sec.gov).

•

The Fund may send only one copy of the Series’ prospectus and annual and semi-annual reports to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you do not want your mailings to be “householded,” please call 1-800-466-3863 or contact your financial intermediary.

If someone makes a statement about the Series that is not in this prospectus, you should not rely upon that information. Neither the Series nor its distributor is offering to sell shares of the Series to any person to whom the Series may not lawfully sell its shares.

Investment Company Act File No. 811-04087EXDFX 03/01/10

Pro-Blend® Conservative Term Series	Ticker: EXDAX
Pro-Blend® Moderate Term Series	Ticker: EXBAX
Pro-Blend® Extended Term Series	Ticker: MNBAX
Pro-Blend® Maximum Term Series	Ticker: EXHAX

Class S Shares

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete.

Any statement to the contrary is a crime.

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Pro-Blend® is a service mark of Manning & Napier Advisors, Inc.

Pro-Blend® Conservative Term Series

Summary Section

Investment Goal

The Series’ primary objective is to provide preservation of capital, and its secondary objective is to provide long-term growth of capital.

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold Class S shares of the Series.

PRO-BLEND CONSERVATIVE TERM SERIES — CLASS S
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Distribution (12b-1) Fees	None
Other Expenses	0.34%
Total Annual Fund Operating Expenses	0.94%[1]

1 The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Example

The Example below is intended to help you compare the cost of investing in the Class S shares of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class S shares of the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class S shares remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
$96	$300	$520	$1,155

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 47% of the average value of its portfolio.

Principal Investment Strategies

The Series invests primarily in fixed income securities, including U.S. Treasury securities, pass-through securities, and corporate bonds. The Advisor typically focuses on fixed income securities with short- to intermediate-term maturities of 3 to 5 years but may also invest to a limited extent in longer term securities (such as bonds with maturities of 10 years or more). The Series invests primarily in investment grade securities. The Series may also invest in U.S. and foreign stocks and American Depository Receipts (ADRs), including those in emerging markets. The Series may invest in stocks of small, large, or mid-size companies. In pursuit of the Series’ primary goal, the Advisor seeks to protect capital while generating income. The Advisor may simultaneously seek growth opportunities as a secondary priority.

Principal Risks of Investing in the Series

Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	U.S. and/or foreign stock or bond markets decline.

•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.

•	Interest rates go up, which will make bond prices go down and reduce the value of the bonds held in the Series’ portfolio.

•	The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.

Because the Series may invest in securities of foreign issuers, the Series is subject to the additional risk that the prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series’ investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

•	The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•	The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.

•	Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The value of your investment may also decline if the Advisor’s judgements about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

Summary of Past Performance

The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S shares of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Class S shares for different periods compare to those of the Barclays Capital Intermediate U.S. Aggregate Bond Index and a blended index, 5% of which is the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S., 15% of which is the Russell 3000® Index and 80% of which is the Barclays Capital Intermediate U.S. Aggregate Bond Index. The blended index is provided because it better reflects the asset allocation of the Series as compared to the primary index. Because the Series’ asset allocation will vary over time, the composition of the Series’ portfolio may not match the composition of the comparative indices’ portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manningnapieradvisors.com.

Quarterly Returns

Highest (quarter ended 09/30/09): 6.05%

Lowest (quarter ended 12/31/08): (2.76)%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2009
	1 Year	5 Years	10 Years	Since Inception (11/1/95)
Return Before Taxes	10.94%	4.89%	6.11%	5.96%
Return After Taxes on Distributions	10.49%	3.89%	4.79%	4.47%
Return After Taxes on Distributions and Sale of Series Shares	7.15%	3.72%	4.57%	4.29%
Indices: (reflect no deduction for fees, expenses, or taxes)
Barclays Capital Intermediate U.S. Aggregate Bond Index	6.46%	4.97%	6.09%	6.00%
5%/15%/80% Blended Index	11.50%	4.64%	5.22%	6.36%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

The investment advisor of the Series is Manning & Napier Advisors, Inc.

Portfolio Managers

The following investment professionals serve on the Series’ management team. No specific member of the Series’ management team is required to approve security purchases and sales.

Christian A. Andreach, CFA®, Senior Analyst/Managing Director of Consumer Group, has managed the Series since 2002.

Jack Bauer, Senior Analyst/Managing Director of Fixed Income, has managed the Series since 1995.

Jeffrey S. Coons, Ph.D., CFA®, Co-Director of Research/Managing Director of Quantitative Strategies Group, has managed the Series since 1995.

Jeffrey W. Donlon, CFA®, Senior Analyst/Managing Director of Technology Group, has managed the Series since 2004.

Brian P. Gambill, CFA®, Senior Analyst/Managing Director of Capital Goods & Materials Group, has managed the Series since 2002.

Jeffrey A. Herrmann, CFA®, Co-Director of Research/Managing Director of Themes and Overviews Group, has managed the Series since 1995.

Brian W. Lester, CFA®, Senior Analyst/Managing Director of Life Sciences Group, has managed the Series since 2009.

Michael J. Magiera, CFA®, Senior Analyst/Managing Director of Real Estate Group, has managed the Series since 1995.

Marc Tommasi, Senior Analyst/Managing Director of Global Strategies Group, has managed the Series since 1995.

Virge J. Trotter, III, CFA®, Senior Analyst/Managing Director of Services Group, has managed the Series since 2009.

Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the “Additional Series Summary Information” section on page 14 of this prospectus.

Pro-Blend® Moderate Term Series

Summary Section

Investment Goal

The Series’ investment objective is to provide equal emphasis on long-term growth of capital and preservation of capital.

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold Class S shares of the Series.

PRO-BLEND MODERATE TERM SERIES — CLASS S
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution (12b-1) Fees	None
Other Expenses	0.38%
Total Annual Fund Operating Expenses	1.13%[1]

1 The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Example

The Example below is intended to help you compare the cost of investing in the Class S shares of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class S shares of the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class S shares remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
$115	$359	$622	$1,375

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 58% of the average value of its portfolio.

Principal Investment Strategies

The Series invests primarily in common stocks and intermediate- to long-term fixed income securities. The Series may invest in U.S. and foreign stocks and American Depository Receipts (ADRs), including those in emerging markets. The Series may invest in stocks of small, large, or mid-size companies. The Advisor typically focuses on fixed income securities with maturities of 5 to 10 years but may invest in securities of any maturity. With respect to its fixed income investments, the Series invests primarily in investment grade securities. The Advisor seeks to balance conflicting goals of growth of capital and preservation of capital in order to generate a more stable rate of return for this portfolio relative to an investment in the general stock market.

Principal Risks of Investing in the Series

Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	U.S. and/or foreign stock or bond markets decline.

•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.

•	Interest rates go up, which will make bond prices go down and reduce the value of the bonds held in the Series’ portfolio.

•	The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.

Because the Series may invest in securities of foreign issuers, the Series is subject to the additional risk that the prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series’ investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

•	The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•	The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.

•	Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The value of your investment may also decline if the Advisor’s judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

Summary of Past Performance

The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S shares of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Class S shares for different periods compare to those of the Barclays Capital U.S. Aggregate Bond Index and a blended index, 10% of which is the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S., 30% of which is the Russell 3000® Index and 60% of which is the Barclays Capital U.S. Aggregate Bond Index. The blended index is provided because it better reflects the asset allocation of the Series as compared to the primary index. Because the Series’ asset allocation will vary over time, the composition of the Series’ portfolio may not match the composition of the comparative indices’ portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manningnapieradvisors.com.

Quarterly Returns

Highest (quarter ended 06/30/09): 9.83%

Lowest (quarter ended 12/31/08): (11.77)%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2009
	1 Year	5 Years	10 Years	Since Inception
Return Before Taxes	18.91%	4.59%	6.00%	6.98%
Return After Taxes on Distributions	18.60%	3.48%	4.62%	5.14%
Return After Taxes on Distributions and Sale of Series Shares	12.39%	3.54%	4.53%	5.04%
Indices: (reflect no deduction for fees, expenses, or taxes)
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	6.33%	6.07%
10%/30%/60% Blended Index	16.18%	4.18%	4.37%	6.88%

Performance numbers for the Series are calculated from September 15, 1993, the inception date of the Series. Performance numbers for the Indices are calculated from September 30, 1993. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

The investment advisor of the Series is Manning & Napier Advisors, Inc.

Portfolio Managers

The following investment professionals serve on the Series’ management team. No specific member of the Series’ management team is required to approve security purchases and sales.

Christian A. Andreach, CFA®, Senior Analyst/Managing Director of Consumer Group, has managed the Series since 2002.

Jack Bauer, Senior Analyst/Managing Director of Fixed Income, has managed the Series since 1993.

Jeffrey S. Coons, Ph.D., CFA®, Co-Director of Research/Managing Director of Quantitative Strategies Group, has managed the Series since 1995.

Jeffrey W. Donlon, CFA®, Senior Analyst/Managing Director of Technology Group, has managed the Series since 2004.

Brian P. Gambill, CFA®, Senior Analyst/Managing Director of Capital Goods & Materials Group, has managed the Series since 2002.

Jeffrey A. Herrmann, CFA®, Co-Director of Research/Managing Director of Themes and Overviews Group, has managed the Series since 1995.

Brian W. Lester, CFA®, Senior Analyst/Managing Director of Life Sciences Group, has managed the Series since 2009.

Michael J. Magiera, CFA®, Senior Analyst/Managing Director of Real Estate Group, has managed the Series since 1995.

Marc Tommasi, Senior Analyst/Managing Director of Global Strategies Group, has managed the Series since 1995.

Virge J. Trotter, III, CFA®, Senior Analyst/Managing Director of Services Group, has managed the Series since 2009.

Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the “Additional Series Summary Information” section on page 14 of this prospectus.

Pro-Blend® Extended Term Series

Summary Section

Investment Goal

The Series’ primary objective is to provide long-term growth of capital, and its secondary objective is to provide preservation of capital.

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold Class S shares of the Series.

PRO-BLEND EXTENDED TERM SERIES — CLASS S
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution (12b-1) Fees	None
Other Expenses	0.37%
Total Annual Fund Operating Expenses	1.12%[1]

1 The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Example

The Example below is intended to help you compare the cost of investing in the Class S shares of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class S shares of the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class S shares remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
$114	$356	$617	$1,363

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 62% of the average value of its portfolio.

Principal Investment Strategies

The Series invests primarily in common stocks but may also invest a substantial portion of its assets in long-term, fixed income securities. The Series may invest in U.S. and foreign stocks and American Depository Receipts (ADRs), including those in emerging markets. The Series may invest in stocks of small, large, or mid-size companies. The Advisor typically focuses on fixed income securities with maturities of 7 to 20 years but may invest in securities of any maturity. With respect to its fixed income investments, the Series invests primarily in investment grade securities. By focusing on growth of capital and to a lesser extent on preservation of capital, the Advisor seeks to participate, over the long term, in the growth of the stock market, but with less volatility than is typically associated with an investment in the general stock market.

Principal Risks of Investing in the Series

Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	U.S. and/or foreign stock or bond markets decline.

•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.

•	Interest rates go up, which will make bond prices go down and reduce the value of the bonds held in the Series’ portfolio.

•	The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.

Because the Series may invest in securities of foreign issuers, the Series is subject to the additional risk that the prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series’ investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

•	The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•	The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.

•	Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The value of your investment may also decline if the Advisor’s judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

Summary of Past Performance

The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S shares of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Class S shares for different periods compare to those of the Barclays Capital U.S. Aggregate Bond Index and a blended index, 15% of which is the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S., 40% of which is the Russell 3000® Index and 45% of which is the Barclays Capital U.S. Aggregate Bond Index. The blended index is provided because it better reflects the asset allocation of the Series as compared to the primary index. Because the Series’ asset allocation will vary over time, the composition of the Series’ portfolio may not match the composition of the comparative indices’ portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manningnapieradvisors.com.

Quarterly Returns

Highest (quarter ended 06/30/09): 13.72%

Lowest (quarter ended 12/31/08): (16.16)%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2009
	1 Year	5 Years	10 Years	Since Inception
Return Before Taxes	24.34%	4.59%	6.31%	8.71%
Return After Taxes on Distributions	24.07%	3.40%	5.06%	6.71%
Return After Taxes on Distributions and Sale of Series Shares	15.97%	3.65%	4.98%	6.57%
Indices: (reflect no deduction for fees, expenses, or taxes)
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	6.33%	6.08%
15%/40%/45% Blended Index	20.19%	3.83%	3.56%	7.01%

Performance numbers for the Series are calculated from October 12, 1993, the inception date of the Series. Performance numbers for the Indices are calculated from October 31, 1993. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

The investment advisor of the Series is Manning & Napier Advisors, Inc.

Portfolio Managers

The following investment professionals serve on the Series’ management team. No specific member of the Series’ management team is required to approve security purchases and sales.

Christian A. Andreach, CFA®, Senior Analyst/Managing Director of Consumer Group, has managed the Series since 2002.

Jack Bauer, Senior Analyst/Managing Director of Fixed Income, has managed the Series since 1993.

Jeffrey S. Coons, Ph.D., CFA®, Co-Director of Research/Managing Director of Quantitative Strategies Group, has managed the Series since 1995.

Jeffrey W. Donlon, CFA®, Senior Analyst/Managing Director of Technology Group, has managed the Series since 2004.

Brian P. Gambill, CFA®, Senior Analyst/Managing Director of Capital Goods & Materials Group, has managed the Series since 2002.

Jeffrey A. Herrmann, CFA®, Co-Director of Research/Managing Director of Themes and Overviews Group, has managed the Series since 1995.

Brian W. Lester, CFA®, Senior Analyst/Managing Director of Life Sciences Group, has managed the Series since 2009.

Michael J. Magiera, CFA®, Senior Analyst/Managing Director of Real Estate Group, has managed the Series since 1995.

Marc Tommasi, Senior Analyst/Managing Director of Global Strategies Group, has managed the Series since 1995.

Virge J. Trotter, III, CFA®, Senior Analyst/Managing Director of Services Group, has managed the Series since 2009.

Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the “Additional Series Summary Information” section on page 14 of this prospectus.

Pro-Blend® Maximum Term Series

Summary Section

Investment Goal

The Series’ objective is to provide long-term growth of capital.

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold Class S shares of the Series.

PRO-BLEND MAXIMUM TERM SERIES — CLASS S
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution (12b-1) Fees	None
Other Expenses	0.39%
Total Annual Fund Operating Expenses	1.14%[1]

1 The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Example

The Example below is intended to help you compare the cost of investing in the Class S shares of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class S shares of the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class S shares remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
$116	$362	$628	$1,386

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 67% of the average value of its portfolio.

Principal Investment Strategies

The Series invests primarily in common stocks, but may invest to a lesser extent in fixed income securities of any maturity. The Series may invest in U.S. and foreign stocks and American Depository Receipts (ADRs), including those in emerging markets. The Series may invest in stocks of small, large, or mid-size companies. In the fixed income portion of the portfolio, the Advisor invests primarily in investment grade securities and typically focuses on fixed income securities with maturities of 7 to 20 years, but may invest in securities of any maturity. For this portfolio, the Advisor seeks to generate the high level of long-term capital growth typically associated with a long-term investment in the general stock market.

Principal Risks of Investing in the Series

As with any stock fund, the value of your investment will fluctuate in response to stock market movements. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	U.S. and/or foreign stock markets decline.

•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.

Because the Series may also invest in bonds, the Series carries additional risks. If interest rates go up, bond prices will generally go down and reduce the value of the bonds held in the Series’ portfolio. The value of a bond will also fall if its issuer defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.

In addition, the Series carries risks due to its investments in foreign stocks. The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks. Investments in emerging market countries may be more volatile than investments in developed countries. The Series’ investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

•	The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•	The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.

•	Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The value of your investment may also decline if the Advisor’s judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

Summary of Past Performance

The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S shares of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Class S shares for different periods compare to those of the Russell 3000® Index, and a blended index, 20% of which is the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S., 65% of which is the Russell 3000® Index and 15% of which is the Barclays Capital U.S. Aggregate Bond Index. The blended index is provided because it better reflects the asset allocation of the Series as compared to the primary index. Because the Series’ asset allocation will vary over time, the composition of the Series’ portfolio may not match the composition of the comparative indices’ portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manningnapieradvisors.com

Quarterly Returns

Highest (quarter ended 06/30/09): 18.69%

Lowest (quarter ended 12/31/08): (23.94)%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2009
	1 Year	5 Years	10 Years	Since Inception (11/1/95)
Return Before Taxes	36.11%	3.83%	5.68%	9.08%
Return After Taxes on Distributions	36.05%	2.70%	4.16%	7.16%
Return After Taxes on Distributions and Sale of Series Shares	23.54%	3.01%	4.20%	6.97%
Indices: (reflect no deduction for fees, expenses, or taxes)
Russell 3000® Index	28.34%	0.76%	(0.20)%	6.70%
20%/65%/15% Blended Index	27.60%	2.65%	1.59%	6.72%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

The investment advisor of the Series is Manning & Napier Advisors, Inc.

Portfolio Managers

The following investment professionals serve on the Series’ management team. No specific member of the Series’ management team is required to approve security purchases and sales.

Christian A. Andreach, CFA®, Senior Analyst/Managing Director of Consumer Group, has managed the Series since 2002.

Jack Bauer, Senior Analyst/Managing Director of Fixed Income, has managed the Series since 1995.

Jeffrey S. Coons, Ph.D., CFA®, Co-Director of Research/Managing Director of Quantitative Strategies Group, has managed the Series since 1995.

Jeffrey W. Donlon, CFA®, Senior Analyst/Managing Director of Technology Group, has managed the Series since 2004.

Brian P. Gambill, CFA®, Senior Analyst/Managing Director of Capital Goods & Materials Group, has managed the Series since 2002.

Jeffrey A. Herrmann, CFA®, Co-Director of Research/Managing Director of Themes and Overviews Group, has managed the Series since 1995.

Brian W. Lester, CFA®, Senior Analyst/Managing Director of Life Sciences Group, has managed the Series since 2009.

Michael J. Magiera, CFA®, Senior Analyst/Managing Director of Real Estate Group, has managed the Series since 1995.

Marc Tommasi, Senior Analyst/Managing Director of Global Strategies Group, has managed the Series since 1995.

Virge J. Trotter, III, CFA®, Senior Analyst/Managing Director of Services Group, has managed the Series since 2009.

Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the “Additional Series Summary Information” section on page 14 of this prospectus.

Additional Series Summary Information

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Series on any day the New York Stock Exchange (NYSE) is open. The minimum initial investment of the Class S shares of the Series is $2,000. There is no minimum for subsequent investments. You may purchase or redeem shares of the Series by mail (Manning & Napier Fund, Inc. P.O. Box 9845, Providence, RI 02940-8045), Internet (www.manningnapieradvisors.com), by telephone (1-800-466-3863) or, with respect to purchases only, by wire. Shareholders holding shares through a financial intermediary should contact their financial intermediary to learn how to place purchase or redemption orders.

Dividends, Capital Gains, and Taxes

The distributions made by the Series generally are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Series shares through a broker-dealer or other financial intermediary (such as a bank), the Series and their related companies may pay the intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

More Information About the Series’

Investment Strategies and Risks

The Advisor’s Investment Strategies

The Pro-Blend Conservative Term Series, Pro-Blend Moderate Term Series, Pro-Blend Extended Term Series, and Pro-Blend Maximum Term Series are asset allocation funds. Each invests in a combination of stocks, bonds, and cash and is managed according to specific goals discussed on the following pages. The word “Term” in the Series’ names describes the investment horizon of those investors who may want to consider investing in the Series and does not reflect the Series’ maturity restrictions with respect to their investments in fixed income securities.

A team of investment professionals manages each Series’ portfolio using a multi-strategy approach. The Advisor’s Senior Research Group establishes broad policies regarding the mix of stocks, bonds and cash that is appropriate in light of the investment goals of each Series under prevailing market conditions. Stock analysts and fixed income analysts select individual securities after a peer review for consistency with the Advisor’s disciplines. The specific criteria applied by each group in allocating assets and selecting securities are set forth on the following page.

How the Advisor Allocates Assets within Each Series

The Series offer a range of investment strategies from fairly conservative to fairly aggressive. As you move along the investment risk spectrum, the emphasis on growth increases while the focus on capital preservation declines. This movement toward growth usually involves a higher percentage of the portfolio being invested in stocks and the portion of the portfolio being invested in bonds generally containing longer term maturities.

The pie charts below illustrate how the allocation of each Series’ portfolio has varied in the past. The Advisor believes that the most important factor affecting portfolio performance is asset allocation. A Series’ actual asset allocation will vary and may not fall within the ranges shown below depending primarily on current or anticipated market trends.

Historical High and Low Stock Exposures

(as measured on calendar quarters)

The Series’ Asset Allocations as of December 31, 2009
The Series’ asset allocations as of December 31, 2009 were as follows:
Series	Stocks	Bonds	Cash
Pro-Blend Conservative Term Series	24.9%	71.4%	3.7%
Pro-Blend Moderate Term Series	40.2%	45.6%	14.2%
Pro-Blend Extended Term Series	60.2%	36.6%	3.2%
Pro-Blend Maximum Term Series	91.1%	4.1%	4.8%

Each Series’ asset allocation varies over time depending primarily on current or anticipated market trends. Accordingly, a Series’ current or future asset allocation may not match its historical asset allocation.

Senior Research Group

This group establishes the maximum and minimum percentages of assets each Series will invest in U.S. and foreign stocks, bonds and cash equivalents. The group also establishes investment policies and guidelines used by the other groups to set prices at which each Series may purchase and sell individual securities. In making these decisions, the Advisor focuses on:

•	a Series’ risk management priorities

•	economic factors such as inflation, employment and interest rate trends

•	the outlook for corporate earnings

•	stock valuations (e.g., price to earnings and price to book ratios)

•	supply and demand for various asset classes

Based on these inputs, and working within the minimum and maximum parameters set by this group, the teams of stock and fixed income analysts adjust asset allocation with each bottom-up decision.

Within each Series’ holdings, the Advisor generally increases the weighting in stocks when it believes stock valuations are attractive and when economic factors appear favorable. For instance, the stock holdings may tend to rise if the Advisor expects corporate earnings to rise, interest rates to fall, or inflation to be low.

The Advisor will generally increase holdings in bonds when it believes stocks are overvalued or when it expects stocks to underperform. It also may increase bond holdings when it expects interest rates to fall and create the opportunity to capture capital gains as bond prices rise.

Stock Analysts (Investment Review Group)

This group selects individual stocks by looking for companies with one or more of the following characteristics:

•	strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market and high barriers to entry)

•	improving market share in consolidating industries

•	low price relative to fundamental or breakup value

Fixed Income Analysts (Fixed Income Group)

This group selects individual bonds, emphasizing bond market sectors and securities that it believes offer yields sufficient to compensate the investor for the risks specific to the sector or security. In evaluating bonds, this group considers:

•	interest rate sensitivity of particular sectors and securities

•	narrowing or widening of interest rate spreads between sectors, securities of different credit quality or securities of different maturities

•	for mortgage-related and asset-backed securities, anticipated changes in prepayment rates

More Information about the Series’ Principal Investments

Equity securities — Each Series may invest in equity securities of U.S. and foreign companies. These will usually be exchange-traded common stocks and may be denominated in U.S. dollars or foreign currencies.

Foreign securities — Each Series may invest in foreign stocks and ADRs and other U.S. dollar denominated securities of foreign issuers, including those in emerging markets. ADRs are securities that are listed and traded in the United States but represent an ownership interest in securities issued by a foreign issuer. ADRs are subject to many of the risks associated with investing directly in foreign securities, which are described below.

Fixed income securities — Each Series may invest in fixed income securities of any maturity or duration. These securities may be issued by the U.S. government or any of its agencies or instrumentalities, foreign governments, supranational entities such as the World Bank, and U.S. and foreign companies. Certain of the U.S. and foreign fixed income securities in which each Series invests are not guaranteed or insured by the U.S. or foreign government. These securities may be backed solely by their issuers’ ability to borrow from their government or by the credit of their issuers. Investments in fixed income securities may have all types of interest rate payment and reset terms and may include mortgage-backed, asset-backed and derivative securities. Each Series invests primarily in investment grade securities (i.e., those rated in the four highest ratings categories or determined by the Advisor to be of equivalent quality).

More Information about the Series’ Principal Risks

Market risk — Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of the Series’ investments will fluctuate, which means that the Series could lose money on their investments.

Equity risk — The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

Small- and mid-cap risk — Small- and mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small- and mid-cap companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. The securities of smaller companies are often traded in the over-the-counter market and, even if listed on a national securities exchange, the trading market (i.e., the volume of trades on any given day) for such securities may be less active than larger companies listed on that exchange. Consequently, the securities of these companies may be less liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than the securities of larger, more established companies. As a result, the prices of the smaller companies owned by the Series may be volatile.

Foreign securities risk — A Series’ investments in securities of foreign issuers involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. The securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies. Each Series may also experience more rapid or extreme changes in value than a fund that invests solely in securities of U.S. companies because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. There also is the risk that the cost of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions. During any period when foreign securities underperform other types of investments — U.S. securities, for instance — the performance of a Series may lag these investments.

Emerging market risk — The Series may be exposed to risks associated with investments in emerging market countries. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Series’ investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Currency risk — Because the Series invest in securities denominated in, and/or receiving revenues in, foreign currencies, they will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in a Series would be adversely affected. Currencies in non-U.S. countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention by U.S. or foreign governments, central banks or supranational agencies, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.

Interest rate risk — Each Series’ investments in fixed income securities are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the Series’ yields will change over time. During periods when interest rates are low, the Series’ yields (and total returns) also may be low. Changes in interest rates also may affect the Series’ share prices: a sharp rise in interest rates could cause the Series’ share prices to fall. This risk is greater when a Series holds bonds with longer maturities. To the extent that the Advisor anticipates interest rate trends imprecisely, the Series’ share prices could fall.

Credit risk — Each Series’ investments in fixed income securities are subject to the risk that a decline in the credit quality of a portfolio investment could cause the Series’ share prices to fall. The Series could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations. Below investment-grade bonds (junk bonds) involve greater risks of default or downgrade and are more volatile than investment-grade bonds. Below investment-grade bonds also involve greater risk of price declines than investment-grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of below investment-grade bonds may be more susceptible than other issuers to economic downturns. Such bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the bonds.

Prepayment and extension risk — Each Series’ investments in fixed income securities are subject to the risk that the bonds may be paid off earlier or later than expected. Either situation could cause the Series to hold securities paying lower-than-market rates of interest, which could hurt the Series’ yields or share prices. In addition, rising interest rates tend to extend the duration of certain fixed income securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Series may exhibit additional volatility. This is known as extension risk. When interest rates decline, borrowers may pay off their fixed income securities sooner than expected. This can reduce the returns of the Series because the Series will have to reinvest that money at the lower prevailing interest rates. This is known as prepayment risk.

Liquidity risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. A Series’ investments in illiquid securities may reduce the returns of that Series because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of a Series’ shares. Redemptions by these institutions or individuals in a Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force a Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

Defensive Investing

Each Series may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. If a Series takes a temporary defensive position, it may be unable to achieve its investment goal.

The Series’ Investment Goals

The Series’ Board of Directors may change each Series’ investment goals (described in the “Investment Goal” section of each Series) without obtaining the approval of the Series’ shareholders. A Series may not succeed in achieving its goal.

Management

The Advisor

The Series’ advisor is Manning & Napier Advisors, Inc., 290 Woodcliff Drive, Fairport, New York 14450. Manning & Napier Advisors, Inc. was founded in 1970, and it manages over $25 billion for individual and institutional investors. The Advisor is responsible for the day-to-day operations of the Series and generally is responsible for supervision of the Series’ overall business affairs, service providers and officers.

As described below, a team made up of investment professionals and analysts makes all of the Series’ investment decisions.

Portfolio Managers

The Advisor’s Senior Research Group establishes the broad investment policies and guidelines used in the management of the Series. The Advisor’s analysts work with members of the Senior Research Group to develop stock recommendations for the Series in line with the Senior Research Group’s policies and guidelines. Recommendations for stock purchases and sales must be approved by the Senior Research Group before implementation. The Advisor’s Fixed Income Group, led by Jack Bauer, constructs and monitors the bond portions of the portfolios. This group develops an interest rate overview and a credit approved list that is reviewed by the Senior Research Group prior to implementation.

The following people serve on the Advisor’s Senior Research Group:

Christian A. Andreach, CFA®, Senior Analyst/Managing Director of Consumer Group
Joined the Advisor in 1999. Senior Analyst since 1999. Managing Director and member of Senior Research Group since 2002.

Jack Bauer, Senior Analyst/Managing Director of Fixed Income
Joined the Advisor in 1990. Senior Analyst since 1990. Managing Director and member of Senior Research Group since 1992.

Jeffrey S. Coons, Ph.D., CFA®, Co-Director of Research/Managing Director of Quantitative Strategies Group
Joined the Advisor in 1993. Co-Director of Research since 2002. Managing Director and member of Senior Research Group since 1993. Executive Group Member* since 1999.

Jeffrey W. Donlon, CFA®, Senior Analyst/Managing Director of Technology Group
Joined the Advisor in 1998. Senior Analyst since 1998. Managing Director and member of Senior Research Group since 2004.

Brian P. Gambill, CFA®, Senior Analyst/Managing Director of Capital Goods & Materials Group
Joined the Advisor in 1997. Senior Analyst since 1997. Managing Director and member of Senior Research Group since 2002.

Jeffrey A. Herrmann, CFA®, Co-Director of Research/Managing Director of Themes and Overviews Group
Joined the Advisor in 1986. Co-Director of Research since 1992. Managing Director and member of Senior Research Group since 1992. Executive Group Member* since 2002.

Brian W. Lester, CFA®, Senior Analyst/Managing Director of Life Sciences Group
Joined the Advisor in 1998. Senior Analyst since 2001. Managing Director and member of Senior Research Group since 2009.

Michael J. Magiera, CFA®, Senior Analyst/Managing Director of Real Estate Group
Joined the Advisor in 1988. Senior Analyst since 1999. Managing Director and member of Senior Research Group since 1992.

Marc Tommasi, Senior Analyst/Managing Director of Global Strategies Group
Joined the Advisor in 1986. Senior Analyst since 1988. Managing Director and member of Senior Research Group since 1992.

Virge J. Trotter, III, CFA®, Senior Analyst/Managing Director of Services Group
Joined the Advisor in 1997. Senior Analayst since 1997. Managing Director and member of Senior Research Group since 2009.

* The Executive Group, consisting of senior executive employee-owners, performs the duties of the Office of the Chief Executive of the Advisor.

The Statement of Additional Information (SAI) contains additional information about the Series’ management team, including the structure of their compensation, their role in managing other accounts, and their ownership of securities in the Series.

Management Fees

In return for the services it provides to each Series, the Advisor receives an annual management fee, which is computed daily and payable monthly by the Series as described below. The Advisor has contractually agreed to limit each Series’ total direct annual fund operating expenses as shown below. The Advisor’s contractual waivers will remain in effect at least until February 28, 2011 and may be extended.

ANNUAL MANAGEMENT FEES (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
Series	Contractual Management Fee	Class S Contractual Expense Limitation	Class S Voluntary Expense Limitation*	Actual Management Fee Paid for Year Ended 10/31/09
Pro-Blend Conservative Term Series	0.60%	1.00%	0.90%	0.57%
Pro-Blend Moderate Term Series	0.75%	1.20%	1.10%	0.73%
Pro-Blend Extended Term Series	0.75%	1.20%	1.10%	0.74%
Pro-Blend Maximum Term Series	0.75%	1.20%	1.10%	0.72%

* This voluntary waiver may be changed or discontinued at any time.

A discussion regarding the basis for the Board of Directors’ approval of each Series’ investment advisory agreement is available in the Series’ semi-annual report dated April 30, 2009, which covers the period November 1, 2008 through April 30, 2009.

The Advisor may use its own resources to engage in activities that may promote the sale of the Series’ shares, including payments, or other forms of incentives such as discounted fees for products or services of affiliates, to third parties who provide services such as shareholder servicing, marketing support, and distribution assistance to the Series. These fees or other incentives are in addition to any distribution or Shareholder Services Fees (as defined below) payable under a Rule 12b-1 or service plan of the Fund. The level of payments made to financial intermediaries may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of the Series attributable to the financial intermediary, the particular type of Series, or other measures as agreed to in writing by the Advisor, the Distributor and/or their affiliates and the financial intermediaries or any combination thereof. The amount of these payments is determined at the discretion of the Advisor, the Distributor and/or their affiliates from time to time and may be different for different financial intermediaries based on, for example, the nature of the services provided by the financial intermediary. The Advisor may also, from its own resources, defray or absorb costs relating to distribution, including compensation of employees who are involved in distribution. These payments or discounts may be substantial but are paid or discounted by the Advisor or its affiliates, not by the Series or their shareholders. Such payments may provide an incentive for the financial intermediary to make shares of the Series available to its customers and may allow the Series greater access to the financial intermediary’s customers, and may create a conflict of interest by influencing the financial intermediary to recommend the Series over another investment.

The Distributor

The distributor of the Series’ shares is Manning & Napier Investor Services, Inc. Class S shares are offered to investors who purchase shares directly from the distributor or through certain financial intermediaries.

Investors may be charged a fee if they effect transactions through a financial intermediary.

Shareholder Services Fees

Class S shares of each Series are subject to a shareholder services fee (a Shareholder Services Fee), in the amount set forth below, in accordance with a shareholder services plan adopted by the Fund’s Board of Directors. The Shareholder Services Fee is intended to compensate financial intermediaries, including affiliates of the Fund, in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services to holders of Class S shares of the Series. The Shareholder Services Fee paid to a particular financial intermediary is calculated at the annual rate set forth below and is based on the average daily NAV of the Class S shares owned by the shareholders holding shares through such financial intermediary.

Series	Class S Shares Shareholder Services Fee
Pro-Blend Conservative Term Series	0.20%
Pro-Blend Moderate Term Series	0.25%
Pro-Blend Extended Term Series	0.25%
Pro-Blend Maximum Term Series	0.25%

How to Buy, Exchange, and Redeem Shares

How to Buy Shares

The initial minimum investment for Class S shares of each Series is $2,000. For employees of the Advisor or an affiliate of the Advisor, the minimum initial investment is $250. These investment minimums may be waived for certain qualified retirement plans and participants in a systematic investment program. The Fund reserves the right to change or waive the Series’ investment minimums in its sole discretion. The Fund also reserves the right to reject purchase orders or to stop offering its shares without notice to shareholders. The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund under certain limited circumstances.

Check Acceptance Policy

The Fund reserves the right to reject certain forms of payment for share purchases. The Fund maintains a check acceptance policy for share purchases. Investments that are received in an unacceptable form will be returned. Checks must be made payable to the Manning & Napier Fund, Inc. and must be in U.S. dollars. The Fund will not accept cash, third party checks, starter checks, travelers checks, credit card checks or money orders.

The Fund will not accept a P.O. Box as a primary address. A physical address must be used. A P.O. Box may be used as a mailing address only. Shareholder information is subject to independent identity verification and may be shared, as permitted by law and the Fund’s Privacy Policy, for identifying and reporting suspected money laundering and terrorist activity. Please review your account application for additional information.

By Mail

Opening an account

•	Send a check payable to Manning & Napier Fund, Inc. with the completed original account application.

The address is:

Manning & Napier Fund, Inc.

P.O. Box 9845

Providence, RI 02940-8045

•	To request an account application, call the Fund at 1-800-466-3863.

Adding to an account

•	Send a check payable to Manning & Napier Fund, Inc. and a letter of instruction with the name of the Series to be purchased and the account name and number to the above address.

By Wire

Opening or adding to an account

•	After the Fund has received your completed account application, you may wire funds to open or add shares to your account. Before sending a wire, call 1-800-466-3863 for wire instructions.

By Telephone

Adding to an Account

•

You may use the Telephone Purchase feature to add to an existing account. To use this service, call 1-800-466-3863 to request a debit from your pre-authorized checking account. Your bank must be a member of the Automated Clearing House (ACH) to use this feature. Any purchases made through this feature will be posted to your account at the NAV calculated on the next business day after your call that both the NYSE and banks are open.

Through the Internet

Adding to an Account

•

If you are a registered user of the Fund's website, you may use the Internet to add to an existing account by requesting a debit from your bank account. To use this service, go to www.manningnapieradvisors.com, click on the “login” button in the top right hand corner of the screen, and follow the prompts. Any purchases made through this feature will be posted to your account at the NAV calculated on the next business day after your order that both the NYSE and banks are open.

Automatic Investment Plan

You may participate in the Automatic Investment Plan by completing the applicable section of the account application or by contacting the Fund. Through the plan, you can authorize transfers of a specified amount from your bank account into the Series on a regular basis. The minimum amount of each investment is $25. If you have insufficient funds in your account to complete a transfer, your bank may charge you a fee.

How to Exchange Shares

Subject to the conditions discussed in the “Excessive Trading” section below, shareholders may exchange shares of a Series for a class of shares of any other Series of the Fund currently available for investment if the registration of both accounts is identical and the exchange order and shareholder meet the minimum investment and other requirements for the Series and class into which they are exchanging. Please read the prospectus of the Series into which you wish to exchange prior to requesting the exchange. The Fund may alter, limit or suspend its exchange privilege on 60 days’ notice.

The Fund’s exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Fund. For more information about the Fund’s policy on excessive trading, see “Excessive Trading.”

An exchange involves a redemption of shares surrendered in the exchange, and therefore it may cause the shareholder to realize a gain that may be subject to income tax. However, an exchange between share classes is not a taxable event.

By Mail

•	Send a letter of instruction to Manning & Napier Fund, Inc., at the address on page 20, signed by each registered account owner, exactly as your names appear on the account registration.

•	Provide the name of the current Series, the class of shares, the Series to exchange into, and the dollar amount to be exchanged.

•	Provide both account numbers.

By Telephone

•	Unless you have declined telephone privileges, call the Fund at 1-800-466-3863.

•	Provide the name of the current Series, the class of shares, the Series to exchange into, and the dollar amount to be exchanged.

•	Provide both account numbers.

•	We may ask for identification, and all telephone transactions are recorded.

Through the Internet

•

If you are a registered user of the Fund's website, you may use the Internet to exchange shares between Series. To use this service, go to www.manningnapieradvisors.com, click on the “login” button in the top right hand corner of the screen, and follow the prompts. Any exchanges made through this feature prior to the close of trading on the NYSE on a business day will be posted to your account at the NAV calculated on that day.

How to Redeem Shares

The Fund may postpone payment of redemption proceeds for up to seven days, or suspend redemptions to the extent permitted by law. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 10 days from your date of purchase). Likewise, certain types of account maintenance, such as address changes, result in a thirty calendar day hold on your account during which any redemption requests must include a Medallion Guarantee.

By Mail

•	Send a letter of instruction to Manning & Napier Fund, Inc., at the address on page 20, signed by each registered account owner, exactly as your names appear in the account registration.

•	State the name of the Series, the class of shares, and the number of shares or dollar amount to be sold.

•	Provide the account number.

•	Medallion Guarantees may be required.

•	Additional documentation may be required (call the Fund for details).

By Telephone

•	Unless you have declined telephone privileges, call us at 1-800-466-3863.

•	Provide the name of the Series in which you wish to sell shares, the class of shares, and the dollar amount to be redeemed.

•	Provide your account number.

•	We may ask for identification, and all telephone calls are recorded.

•	Redemption proceeds from sales requested by telephone will be sent only to the address of record or a bank account that is already on file with us.

•	Amounts over $100,000 may only be sent to a pre-designated bank account.

Through the Internet

•

If you are a registered user of the Fund's website, you may use the Internet to redeem shares from your account. To use this service, go to www.manningnapieradvisors.com, click on the “login” button in the top right hand corner of the screen, and follow the prompts. Proceeds from redemptions requested over the Internet will be sent only to your address of record or a bank account that is already on file with us. Any redemptions made through this feature prior to the close of trading on the NYSE on a business day will be posted to your account at the NAV calculated on that day.

Investment and Account Information

More about Purchases, Exchanges, and Redemptions

All orders to purchase, exchange, or redeem shares must be sent to the transfer agent at the address on page 20 or to an authorized financial intermediary. With the exception of purchase orders via telephone or the Internet, transaction requests received in good order (i.e., with all required information, signatures and documentation) before the close of regular trading on the NYSE on a business day will be executed at that day’s share price. Purchase orders via telephone or Internet will be posted to your account at the NAV calculated on the next business day after your order that both the NYSE and banks are open. The close of regular trading is typically 4:00 p.m. Eastern time, although it may be earlier. The Fund is open for business each day the NYSE is open. All orders must include the required documentation and signatures, and all purchase orders must be accompanied by proper payment.

The Fund has authorized several financial intermediaries to accept purchase and redemption orders on its behalf, and those intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund’s behalf. Orders placed with an authorized financial intermediary will be processed at the share price of the Series next computed after they are received in good order by the financial intermediary or its designee, provided that such orders are transmitted to the Fund’s transfer agent in accordance with the Fund’s procedures and applicable law. Accordingly, for you to receive the current business day’s share price, your order must be received by an authorized financial intermediary in good order before the close of regular trading on the NYSE.

The Series’ distributor imposes no sales charge on purchases and redemptions of shares of the Series. However, your financial intermediary may charge you a transaction fee on purchases and redemptions.

Excessive Trading

The Series are intended for long-term investment purposes only. Do not invest in the Fund if you are a market timer. The Fund’s Board of Directors has adopted policies and procedures designed to detect and deter “market timing” or other types of excessive short-term trading by shareholders. Excessive trading into and out of a Series may present risks to the Series’ long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Series’ investment strategies, triggering the recognition of taxable gains and losses on the sale of the Series’ investments, requiring the Series to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. In addition, the Fund may, in its sole discretion, reject or limit purchase orders (including purchases by exchange) by an investor or group of investors for any reason without prior notice, including when it believes in its sole discretion that the trading activity in the account(s) would be detrimental to the Series. For purposes of applying these policies, the Fund and its service providers may consider the trading history of accounts under common ownership or control.

Shareholders may make up to 2 “round trips” during any 90 day period. A “round trip” is defined as a purchase or exchange into a Series followed by a redemption or exchange out of the same Series. After the second “round trip”, the Fund may block for a period of 90 days additional purchases and exchange purchases into the Fund from your account or any account with the same tax identification number or broker identification number.

The following types of transactions will be exempted from these procedures:

•	Transactions under certain monetary thresholds that have been determined by the Fund, in its sole discretion, not to be harmful or disruptive to the Series

•	Systematic withdrawals

•	Automatic investments (including investments made by payroll deduction)

•	Mandatory distributions from IRAs and retirement plans

•	IRA transfers and rollovers

•	Roth IRA conversions and recharacterizations

•	Reinvestments of dividends and capital gains

The Fund’s ability to monitor trades that are placed by individual shareholders of omnibus accounts, which are accounts maintained by financial intermediaries on behalf of multiple beneficial shareholders, is limited to the extent that the Fund does not have direct access to the underlying shareholder account information. However, the Fund and/or its service providers monitor aggregate trades placed in omnibus accounts and seek to work with financial intermediaries to discourage shareholders from engaging in market timing and to restrict excessive trading. The Fund and/or its service providers have entered into agreements with such financial intermediaries that require the financial intermediaries to provide the Fund and/or its service providers with certain shareholder transaction information to enable the Fund and/or its service providers to review the trading activity in the omnibus accounts. If excessive trading is identified in an omnibus account, the Fund will work with the financial intermediary to restrict trading by the shareholder and may require the financial intermediary to prohibit the shareholder from future purchases or exchanges into the Series. Transactions placed by shareholders through financial intermediaries in violation of the Fund’s excessive trading policy may be cancelled or the shares purchased may be redeemed by the Fund.

The Fund may also defer to a financial intermediary’s frequent trading policies with respect to those shareholders who invest in the Series through such intermediary. The Fund will defer to an intermediary’s policies only after the Fund determines that the intermediary’s frequent trading policies adequately protect Series shareholders. Transactions by Series shareholders investing through such intermediaries will be subject to the restrictions of the intermediary’s frequent trading policies, which may differ from those of the Fund. Shareholders who invest through financial intermediaries should consult with their intermediaries to determine the frequent trading restrictions that apply to their Series transactions.

The Fund and its service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund’s policies and procedures described in this prospectus and approved by the Fund’s Board of Directors. Despite these efforts, however, the Fund and its service providers may not be able to detect or prevent all instances of short-term trading in the Series, and, as a result, frequent trading could adversely affect the Series and its long-term shareholders as discussed above. For example, certain investors who engage in market timing and other short-term trading activities may employ a variety of techniques to avoid detection. Further, the detection of frequent trading patterns and the blocking of further trading are inherently subjective and therefore involve some selectivity in their application. The Fund and its service providers, however, seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Series’ long-term shareholders.

The Fund may amend these policies and procedures in response to changing regulatory requirements or to enhance their effectiveness.

Telephone and Internet Transactions

When you place a purchase, exchange, or redemption order by telephone or through the Internet, we may record the telephone call, request identifying information, or take other steps designed to prevent fraudulent orders. We are not responsible for any losses that may occur as long as we follow procedures reasonably designed to ensure that an order appears genuine. Interruptions in service may mean that a shareholder will be unable to effect a telephone or internet order when desired. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

Accounts with Low Balances

If your account falls below $1,000 due to the redemption of shares, the Fund may ask you to bring your account up to the minimum requirement. If your account is still below $1,000 after 60 days, the Fund may close your account and send you the redemption proceeds.

In-Kind Purchases and Redemptions

Securities you own may be used to purchase shares of a Series. The Advisor will determine if acquiring the securities is consistent with that Series’ goals and policies. If accepted, the securities will be valued the same way the Series values securities it already owns.

The Fund may make payment for shares redeemed in part by giving you portfolio securities. As a redeeming shareholder, you will pay transaction costs to dispose of these securities.

Medallion Guarantees

A Medallion Guarantee will be required for a written request to sell shares if the proceeds are to be sent to an address other than the address of record or to a bank account that is not already on file with us. A Medallion Guarantee will also be required to change the account registration, for written redemption requests for amounts over $100,000, or for certain other requests.

A Medallion Guarantee is a type of signature guarantee that can be obtained from most brokers, banks, savings institutions or credit unions. A Medallion Guarantee is a formal certification offered by firms participating in the Medallion Stamp Program that guarantees a signature is original and authentic. Please note that we cannot accept notarization by a notary public.

Valuation of Shares

Each Series offers its shares at the NAV per share of the Series. Each Series calculates its NAV once daily as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) on each day the exchange is open. If the exchange closes early, the Series will accelerate the calculation of their NAVs and transaction deadlines to that time.

Each Series values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. In calculating its NAV, each Series generally values its investment portfolio at market price. If market prices are not readily available or the Advisor reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the close of the relevant market, a Series will price those securities at fair value as determined in good faith using methods approved by the Board of Directors. A Series’ determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Series assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

Although each Series’ stock holdings consist primarily of U.S. companies that are traded on U.S. exchanges, there may be limited circumstances in which a Series would price these securities at fair value — for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Series calculated its NAV. In determining fair value prices of non-U.S. securities, the Series may consider the performance of securities on their primary exchanges, factors influencing specific foreign markets or issuers, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by a Series may be significantly affected on days when investors cannot buy or sell shares of the Series. In addition, due to the difference in times between the close of the international markets and the time the Series price their shares, the value a Series assigns to securities may not be the same as the quoted or published prices of those securities on their primary markets or exchanges.

When valuing fixed income securities with remaining maturities of more than 60 days, the Series use the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, the Series use the security’s amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing.

Communicating with the Manning & Napier Fund

By Phone: You can reach us at 1-800-466-3863 business days from 8:00 a.m. to 6:00 p.m. Eastern time. Telephone calls may be recorded. You can also obtain automated account information, such as share prices and account balances, 24 hours a day, 7 days a week, by calling this number.

By Mail:

Manning & Napier Fund, Inc.

P.O. Box 9845

Providence, RI 02940-8045

By Overnight Mail:

Manning & Napier Fund, Inc.

101 Sabin Street

Pawtucket, RI 02860

Disclosure of the Series’ Portfolio Holdings

The Series disclose their complete portfolio holdings in each Annual and Semi-Annual Report and, following the first and third fiscal quarters, in a quarterly holdings report filed with the Securities and Exchange Commission (SEC) on Form N-Q. Annual and Semi-Annual Reports are distributed to Series shareholders and the most recent Reports are available on the Fund’s website at www.manningnapieradvisors.com. Quarterly holdings reports filed with the SEC are not distributed to Series shareholders, but are available, free of charge, on the EDGAR Database on the SEC’s website, www.sec.gov. In addition, each Series’ month-end and quarter-end complete portfolio holdings are available on the Fund’s website. This information is provided with a lag of at least eight days. Portfolio holdings information will be available on the website at least until it is superseded by a quarterly portfolio holdings report distributed to shareholders

(with respect to Annual and Semi-Annual Reports) or filed with the SEC (with respect to a Form N-Q). A Series may also disclose certain commentary and analytical, statistical, performance or similar information relating to the Series or its portfolio holdings if such disclosure is deemed to be for a legitimate business purpose and the information is deemed to be non-material. A description of the Fund’s policy and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the SAI.

Dividends, Distributions, and Taxes

Dividends and Distributions

Each Series generally:

•	Pays dividends twice a year, in June and December.

•	Makes capital gains distributions, if any, once a year, typically in December.

A Series may pay additional distributions and dividends at other times if necessary for the Series to avoid a federal tax.

Capital gain distributions and dividends are reinvested in additional shares of the same Series and Class that you hold. Alternatively, except as discussed below, you can instruct the Fund in writing or by telephone to have your capital gains and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent after the record date will not be effective until the next distribution or dividend is made. Regardless of your election, all capital gain distributions and dividends less than $10 will be reinvested. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Taxes

Dividends are paid from income earned on the Series’ portfolio holdings as well as from interest on its cash investments. Distributions of capital gain will be treated as long-term or short-term gain depending on how long the Series held the securities sold, without regard to how long you have owned your shares of the Series.

Transaction	Federal Tax Status
Redemption or exchange of shares	Usually taxable as capital gain or loss; long-term only if shares owned more than one year
Long-term capital gain distributions	Taxable as long-term capital gain
Short-term capital gain distributions	Generally taxable as ordinary income
Dividends	Taxable as ordinary income unless they qualify for treatment as qualified dividend income

For taxable years beginning on or before December 31, 2010, distributions of investment income designated by the Series as derived from qualified dividend income may qualify to be taxed at the lower rate applicable to long-term capital gains. This rate is currently 15% (lower rates apply to individuals in lower tax brackets).

If you are a taxable investor, you may want to avoid buying shares when a Series is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

Generally, any sale or exchange of your shares is a taxable event. For tax purposes, an exchange of your shares for shares of another Series is treated the same as a sale. An exchange between classes is not reported as a taxable sale.

After the end of each year, the Fund will provide you with information about the distributions and dividends that you received and any redemptions of shares during the previous year. In calculating your gain or loss on any sale of shares, note that your tax basis in your shares is increased by the amounts of dividends and distributions that you have reinvested in a Series. Dividends and distributions are taxable as described above whether received in cash or reinvested.

If you do not provide the Fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 28% of your distributions, dividends and redemption proceeds.

Because each shareholder’s circumstances are different and special tax rules may apply, you should consult with your tax adviser about your investment in the Series and your receipt of dividends, distributions or redemption proceeds.

Financial Highlights

The financial highlights tables are intended to help you understand the financial performance for the Class S shares of the Series for the past five years. Certain information reflects financial results for a single share. The total returns in the tables represent the rate that an investor would have earned, or lost, on an investment in the Class S shares of the Series (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Series’ financial statements, is included in the annual report, which is available upon request.

Pro-Blend® Conservative Term Series - Class S

	For the Years Ended
	10/31/09	10/31/08	10/31/07	10/31/06	10/31/05
Per share data (for a share outstanding throughout each year):
Net asset value - Beginning of year	$11.13	$12.74	$12.35	$11.90	$11.54

Income (loss) from investment operations:
Net investment income	0.23 [1]	0.24	0.30	0.28	0.17
Net realized and unrealized gain (loss) on investments	1.07	(1.15)	0.65	0.69	0.46

Total from investment operations	1.30	(0.91)	0.95	0.97	0.63

Less distributions to shareholders:
From net investment income	(0.22)	(0.27)	(0.31)	(0.20)	(0.18)
From net realized gain on investments	—	(0.43)	(0.25)	(0.32)	(0.09)

Total distributions to shareholders	(0.22)	(0.70)	(0.56)	(0.52)	(0.27)

Net asset value - End of year	$12.21	$11.13	$12.74	$12.35	$11.90

Net assets - End of year (000’s omitted)	$328,201	$139,174	$110,567	$71,790	$45,899

Total return[2]	11.83%	(7.52%)	7.95%	8.49%	5.49%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.90%	0.92%	0.99%	1.00%	1.00%
Net investment income	1.97%	2.33%	2.73%	2.65%	1.81%
Series portfolio turnover	47%	45%	49%	48%	60%

* The investment advisor did not impose all or a portion of its management fees, CCO fees and fund accounting and transfer agent fees in some years. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have been increased by the following amount:
	0.03%	0.05%	N/A	0.07%	0.21%

1 Calculated based on average shares outstanding during the year.

2 Represents aggregate total return for the year indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain years.

Pro-Blend® Moderate Term Series - Class S

	For the Years Ended
	10/31/09	10/31/08	10/31/07	10/31/06	10/31/05
Per share data (for a share outstanding throughout each year):
Net asset value - Beginning of year	$10.41	$14.18	$13.55	$12.75	$11.81

Income (loss) from investment operations:
Net investment income	0.16 [1]	0.23	0.24	0.20	0.11
Net realized and unrealized gain (loss) on investments	1.23	(2.75)	1.19	1.36	1.16

Total from investment operations	1.39	(2.52)	1.43	1.56	1.27

Less distributions to shareholders:
From net investment income	(0.19)	(0.23)	(0.23)	(0.14)	(0.11)
From net realized gain on investments	—	(1.02)	(0.57)	(0.62)	(0.22)

Total distributions to shareholders	(0.19)	(1.25)	(0.80)	(0.76)	0.33)

Net asset value - End of year	$11.61	$10.41	$14.18	$13.55	$12.75

Net assets - End of year (000’s omitted)	$396,927	$218,807	$379,385	$297,096	$191,022

Total return[2]	13.65%	(19.28%)	10.91%	12.88%	10.94%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.10%	1.10%	1.11%	1.16%	1.20%
Net investment income	1.49%	1.74%	1.86%	1.75%	1.09%
Series portfolio turnover	58%	75%	78%	72%	77%

* The investment advisor did not impose all or a portion of its management fees, CCO fees and fund accounting and transfer agent fees in some years. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have been increased by the following amount:
	0.02%	0.02%	N/A	N/A	0.01%

1 Calculated based on average shares outstanding during the year.

2 Represents aggregate total return for the year indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain years.

Pro-Blend® Extended Term Series - Class S

	For the Years Ended
	10/31/09	10/31/08	10/31/07	10/31/06	10/31/05
Per share data (for a share outstanding throughout each year):
Net asset value - Beginning of year	$11.75	$17.82	$17.12	$15.82	$14.45

Income (loss) from investment operations:
Net investment income	0.17 [1]	0.22	0.22	0.21	0.13
Net realized and unrealized gain (loss) on investments	1.60	(4.36)	1.88	2.18	1.71

Total from investment operations	1.77	(4.14)	2.10	2.39	1.84

Less distributions to shareholders:
From net investment income	(0.20)	(0.21)	(0.25)	(0.14)	(0.11)
From net realized gain on investments	—	(1.72)	(1.15)	(0.95)	(0.36)

Total distributions to shareholders	(0.20)	(1.93)	(1.40)	(1.09)	(0.47)

Net asset value - End of year	$13.32	$11.75	$17.82	$17.12	$15.82

Net assets - End of year (000’s omitted)	$511,700	$424,876	$596,991	$484,003	$365,726

Total return[2]	15.47%	(25.70%)	12.95%	16.03%	12.92%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.10%	1.10%	1.11%	1.14%	1.17%
Net investment income	1.48%	1.50%	1.37%	1.42%	0.89%
Series portfolio turnover	62%	76%	82%	82%	71%

* The investment advisor did not impose all or a portion of its management fees, CCO fees and fund accounting and transfer agent fees in some years. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have been increased by the following amount:
	0.01%	0.00%[3]	N/A	N/A	0.01%

1 Calculated based on average shares outstanding during the year.

2 Represents aggregate total return for the year indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain years.

3 Less than 0.01%.

Pro-Blend® Maximum Term Series - Class S

	For the Years Ended
	10/31/09	10/31/08	10/31/07	10/31/06	10/31/05
Per share data (for a share outstanding throughout each year):
Net asset value - Beginning of year	$11.50	$19.57	$18.35	$16.79	$15.00

Income (loss) from investment operations:
Net investment income	0.06 [1]	0.12	0.11	0.14	0.08
Net realized and unrealized gain (loss) on investments	1.90	(6.22)	2.41	2.80	2.11

Total from investment operations	1.96	(6.10)	2.52	2.94	2.19

Less distributions to shareholders:
From net investment income	(0.11)	(0.10)	(0.15)	(0.08)	(0.05)
From net realized gain on investments	—	(1.87)	(1.15)	(1.30)	(0.35)

Total distributions to shareholders	(0.11)	(1.97)	(1.30)	(1.38)	(0.40)

Net asset value - End of year	$13.35	$11.50	$19.57	$18.35	$16.79

Net assets - End of year (000’s omitted)	$443,770	$342,015	$517,766	$285,714	$186,547

Total return[2]	17.34%	(34.19%)	14.37%	18.87%	14.84%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.10%	1.10%	1.12%	1.16%	1.20%
Net investment income	0.55%	0.77%	0.67%	0.94%	0.51%
Series portfolio turnover	67%	82%	61%	56%	61%

* The investment advisor did not impose all or a portion of its management fees, CCO fees and fund accounting and transfer agent fees in some years. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have been increased by the following amount:
	0.03%	0.04%	N/A	N/A	0.02%

1 Calculated based on average shares outstanding during the year.

2 Represents aggregate total return for the year indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain years.

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Manning & Napier Fund, Inc.

Pro-Blend® Conservative Term Series

Pro-Blend® Moderate Term Series

Pro-Blend® Extended Term Series

Pro-Blend® Maximum Term Series

Class S Shares

Shareholder Reports and the Statement of Additional Information (SAI)

Annual and semi-annual reports to shareholders provide additional information about each Series’ investments. These reports discuss the market conditions and investment strategies that significantly affected each Series’ performance during its last fiscal year. The SAI provides more detailed information about each Series. It is incorporated by reference into this prospectus, making it legally part of the prospectus.

How to Obtain the Shareholder Reports, SAI, and Additional Information

•

You may obtain shareholder reports and the SAI or other information about the Series without charge, by calling 1-800-466-3863 or sending written requests to Manning & Napier Fund, Inc., P.O. Box 805, Fairport, New York 14450. These documents are also available at www.manningnapieradvisors.com.

•

You may review and copy shareholder reports, the prospectus and SAI at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information about the public reference room may be obtained by calling 1-202-551-8090. You can get copies of these materials for a fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-1520 or by e-mail to publicinfo@sec.gov. You can get the same reports and information free from the EDGAR Database on the SEC’s Internet web site (http://www.sec.gov).

•

The Fund may send only one copy of a Series’ prospectus and annual and semi-annual reports to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you do not want your mailings to be “householded,” please call 1-800-466-3863 or contact your financial intermediary.

If someone makes a statement about these Series that is not in this prospectus, you should not rely upon that information. Neither the Series nor their distributor is offering to sell shares of a Series to any person to whom the Series may not lawfully sell its shares.

Investment Company Act File No. 811-04087 EXDAX03/01/2010

Target Series

Target Income Series
Class I	Ticker: MTDIX
Class K	Ticker: MTDKX
Class R	Ticker: MTDRX
Class C	Ticker: MTDCX
Target 2010 Series
Class I	Ticker: MTHIX
Class K	Ticker: MTHKX
Class R	Ticker: MTHRX
Class C	Ticker: MTHCX
Target 2020 Series
Class I	Ticker: MTNIX
Class K	Ticker: MTNKX
Class R	Ticker: MTNRX
Class C	Ticker: MTNCX

Target 2030 Series
Class I	Ticker: MTPIX
Class K	Ticker: MTPKX
Class R	Ticker: MTPRX
Class C	Ticker: MTPCX
Target 2040 Series
Class I	Ticker: MTTIX
Class K	Ticker: MTTKX
Class R	Ticker: MTTRX
Class C	Ticker: MTTCX
Target 2050 Series
Class I	Ticker: MTHIX
Class K	Ticker: MTHKX
Class R	Ticker: MTHRX
Class C	Ticker: MTHCX

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

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Target Income Series

Summary Section

Investment Goal

To provide current income and, as a secondary objective, capital appreciation consistent with its asset allocation strategy.

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Series.

	Class I	Class K	Class R	Class C
Shareholder Fees (fees paid directly from your investment)	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	None	None	None	None
Distribution and Service (12b-1) Fees	None	0.25%	0.50%	1.00%
Other Expenses	54.74%	0.46%	169.39%	10.75%
Acquired Fund Fees and Expenses (AFFE)	0.70%	0.70%	0.70%	0.70%
Total Annual Fund Operating Expenses[1]	55.44%	1.41%	170.59%	12.45%
Less Fee Waiver and/or Expense Reimbursement[2]	(54.69)%	(0.41)%	(169.34)%	(10.70)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	0.75%	1.00%	1.25%	1.75%

1 The total operating expenses in this fee table may differ from the expense ratios in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees or expenses incurred indirectly by the Series through its investments in the underlying fund(s).

2 Manning & Napier Advisors, Inc. (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of each Class does not exceed, exclusive of distribution and service (12b-1) fees, 0.05% of such Class’s average net assets. This contractual waiver will continue for a period of ten years until at least February 28, 2020 and may not be amended or terminated by the Advisor prior to such date without the approval of the Series’ Board of Directors. The Advisor’s agreement to limit each Class’s operating expenses is limited to direct operating expenses and, therefore, does not apply to AFFE, which are indirect expenses incurred by the Series through its investments in the underlying fund(s).

Example

The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same (taking into account the Advisor’s contractual expense limitation for all ten years). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class I	Class K	Class R	Class C
1 Year	$77	$102	$127	$178
3 Years	$240	$318	$397	$551
5 Years	$417	$552	$686	$949
10 Years	$930	$1,225	$1,511	$2,062

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 13% of the average value of its portfolio.

Principal Investment Strategies

The Series seeks to achieve its investment objective by investing in the Manning & Napier Pro-Blend® Conservative Term Series. The Pro-Blend® Conservative Term Series invests primarily in fixed income securities, including U.S. Treasury securities, pass-through securities, and corporate bonds. The Pro-Blend® Conservative Term Series typically focuses on investment grade fixed income securities with short- to intermediate-term maturities of 3 to 5 years but may also invest to a limited extent in longer term securities (such as bonds with maturities of 10 years or more). The Series’ investment in the Manning & Napier Pro-Blend® Conservative Term Series is expected to remain fixed over time. However, the Advisor may invest a limited portion of the Series’ assets in the Manning & Napier Pro-Blend® Moderate Term Series if circumstances warrant a change. These circumstances may include factors affecting the overall economy or financial markets or factors that specifically relate to the Pro-Blend® Conservative Term Series, its assets, or its asset allocation strategies.

The Series is currently 100% invested in the Pro-Blend Conservative Term Series. As of December 31, 2009, the Pro-Blend Conservative Term Series was invested in 24.9% stocks, 71.4% bonds, and 3.7% cash.

The Series may invest to a limited extent directly in equity and fixed income securities and cash equivalents, including money market securities.

The Series is designed to provide investors with investment management and asset allocation.

Principal Risks of Investing in the Series

The Series is intended for investors currently in retirement or with other conservative investment objectives whose primary investment objective is current income, and who are willing to accept the risks associated with the Series’ asset allocation strategy. In general, the Target Income Series is expected to be the least volatile of all the Series.

The Series is subject to asset allocation risk, which is the risk that the selection of the underlying fund and the allocation of the underlying fund’s assets among the various asset classes and market segments will cause the Series to underperform other Series with a similar investment objective.

Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Series will fluctuate, which means that you could lose money on your investment. There is no guarantee that the Series will be able to provide adequate income at and through your retirement or other investment goal.

The Series may invest a portion of its assets directly in equity and fixed income securities and cash equivalents, including money market securities. The Series’ direct investment in these securities is subject to the same or similar risks as those described for an underlying fund’s investment in the same security. Please see “Principal Risks of the Underlying Funds” for a description of these risks.

Through its investment in the Pro-Blend® Conservative Term Series, the Series will be subject to the risks associated with that Series’ investments, which include the following:

Investment Risk — The Series may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

Management Risk — The underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. When making investment decisions for an underlying fund, the Advisor applies its own investment techniques and risk analyses, but there can be no guarantee that they will produce the desired results.

Fixed Income Risk — The prices of an underlying fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.

Interest Rate Risk — The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

Credit Risk — The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Prepayment and Extension Risk — Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price.

Equity Risk — The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-Cap Risk — Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — an underlying fund’s performance could be reduced to the extent its portfolio is holding large-cap stocks.

Small- and Mid-Cap Risk — Historically, small- and mid-cap stocks have been riskier than large-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns.

Small- and mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies.

Foreign Investment Risk — An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

Liquidity risk — A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

Summary of Past Performance

The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class K shares of the Series for each calendar year since its inception. The total return table shows how the average annual total returns for the Series for different periods compare to those of the Barclays Capital (formerly Lehman Brothers) Intermediate U.S. Aggregate Bond Index and a Target Income Blended Index, which is made up of the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S. (5%), the Russell 3000® Index (15%), and the Barclays Capital Intermediate U.S. Aggregate Bond Index (80%). The Target Income Blended Index is provided because it better reflects the asset allocation of the Series as compared to the primary index. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information for the Series is available at www.manningnapieradvisors.com.

Target Income Series — Class K Shares

% Total Return

Quarterly Returns

Highest (quarter ended 09/30/09): 6.04%

Lowest (quarter ended 03/31/09): (2.68)%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2009
	1 Year	Since Inception (3/28/08)
Class K Shares
Return Before Taxes	10.48%	3.32%
Return After Taxes on Distributions	9.84%	2.51%
Return After Taxes on Distributions and Sale of Series Shares	6.88%	2.39%
Class I Shares – Return Before Taxes	10.82%	3.58%
Class R Shares – Return Before Taxes	10.28%	3.05%
Class C Shares – Return Before Taxes	9.63%	2.52%
Indices: (reflect no deduction for fees, expenses, or taxes)
Barclays Capital Intermediate U.S. Aggregate Bond Index	6.46%	5.09%
Target Income Blended Index	11.50%	3.09%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for other share classes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

The investment advisor of the Series is Manning & Napier Advisors, Inc.

Portfolio Managers

The following investment professionals serve on the Series’ management team. No specific member of the Series’ management team is required to approve security purchases and sales.

Christian A. Andreach, CFA®, Senior Analyst/Managing Director of Consumer Group, has managed the Series since 2008.

Jack Bauer, Senior Analyst/Managing Director of Fixed Income, has managed the Series since 2008.

Jeffrey S. Coons, Ph.D., CFA®, Co-Director of Research/Managing Director of Quantitative Strategies Group, has managed the Series since 2008.

Jeffrey W. Donlon, CFA®, Senior Analyst/Managing Director of Technology Group, has managed the Series since 2008.

Brian P. Gambill, CFA®, Senior Analyst/Managing Director of Capital Goods & Materials Group, has managed the Series since 2008.

Jeffrey A. Herrmann, CFA®, Co-Director of Research/Managing Director of Themes and Overviews Group, has managed the Series since 2008.

Brian W. Lester, CFA®, Senior Analyst/Managing Director of Life Sciences Group, has managed the Series since 2009.

Michael J. Magiera, CFA®, Senior Analyst/Managing Director of Real Estate Group, has managed the Series since 2008.

Marc Tommasi, Senior Analyst/Managing Director of Global Strategies Group, has managed the Series since 2008.

Virge J. Trotter, III, CFA®, Senior Analyst/Managing Director of Services Group, has managed the Series since 2009.

Purchase and sale of fund shares, Tax information and Payments to broker-dealers and other financial intermediaries

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the “Additional Series Summary Information” section on page 28 of this prospectus.

Target 2010 Series

Summary Section

Investment Goal

To provide long-term capital growth and to moderate volatility consistent with its current asset allocation.

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Series.

	Class I	Class K	Class R	Class C
Shareholder Fees (fees paid directly from your investment)	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	None	None	None	None
Distribution and Service (12b-1) Fees	None	0.25%	0.50%	1.00%
Other Expenses	8.31%	1.36%	0.45%	5.06%
Acquired Fund Fees and Expenses (AFFE)	0.85%	0.85%	0.85%	0.85%
Total Annual Fund Operating Expenses[1]	9.16%	2.46%	26.76%	6.91%
Less Fee Waiver and/or Expense Reimbursement[2]	(8.26)%	(1.31)%	(25.36)%	(5.01)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	0.90%	1.15%	1.40%	1.90%

1 The total operating expenses in this fee table may differ from the expense ratios in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees or expenses incurred indirectly by the Series through its investments in the underlying fund(s).

2 Manning & Napier Advisors, Inc. (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of each Class does not exceed, exclusive of distribution and service (12b-1) fees, 0.05% of such Class’s average net assets. This contractual waiver will continue for a period of ten years until at least February 28, 2020 and may not be amended or terminated by the Advisor prior to such date without the approval of the Series’ Board of Directors. The Advisor’s agreement to limit each Class’s operating expenses is limited to direct operating expenses and, therefore, does not apply to AFFE, which are indirect expenses incurred by the Series through its investments in the underlying fund(s).

Example

The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same (taking into account the Advisor’s contractual expense limitation for all ten years). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class I	Class K	Class R	Class C
1 Year	$92	$117	$143	$193
3 Years	$287	$365	$443	$597
5 Years	$498	$633	$766	$1,026
10 Years	$1,108	$1,398	$1,680	$2,222

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 9% of the average value of its portfolio.

Principal Investment Strategies

The Series seeks to achieve its investment objective by investing in a combination of underlying funds according to a target asset allocation strategy. These underlying funds will pursue asset allocation strategies, and will invest in a combination of stocks, bonds, and cash. In general, the Series’ target allocation to stocks will decrease and its allocation to bonds and cash investments will increase as the Series approaches its target date. The Series' target date is the approximate year when the Series assumes investors will stop making new investments in the Series and start making gradual withdrawals. Accordingly, the Series’ investment approach is expected to become more conservative over time. Within six years after the target date, the Series’ asset allocation is expected to closely match that of the Target Income Series.

The Series’ current target allocation among the underlying funds is as follows:

•Manning & Napier Pro-Blend® Conservative Term Series	0%
•Manning & Napier Pro-Blend® Moderate Term Series	100%
•Manning & Napier Pro-Blend® Extended Term Series	0%
•Manning & Napier Pro-Blend® Maximum Term Series	0%

As of December 31, 2009, the asset allocation of the Pro-Blend Moderate Term Series was 40.2% stocks, 45.6% bonds, and 14.2% cash.

The Pro-Blend® Moderate Term Series invests primarily in common stocks and investment grade intermediate- to long-term fixed income securities. The Pro-Blend® Moderate Term Series may invest in U.S. and foreign stocks and American Depository Receipts, including those in emerging markets.

At any given time, however, the Series’ actual asset allocation may be affected by a number of factors, such as the performance of the underlying funds and the size and frequency of purchase and redemption orders. Further, the Advisor may deviate from the target allocation if circumstances warrant a change.

The Series may invest to a limited extent directly in equity and fixed income securities and cash equivalents, including money market securities.

The Series is designed to provide investors with investment management, asset allocation and ongoing reallocation over time.

Principal Risks of Investing in the Series

The Series is designed for investors who (i) are currently saving for their retirement or other investment goal; (ii) need access to their assets close to the year indicated in the Series’ name; and (iii) are willing to accept the risks associated with the Series’ asset allocation strategy. In general, the Series is expected to be more volatile than the Target Income Series, but less volatile than the other Target Date Series.

The Series is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the underlying funds’ assets among the various asset classes and market segments will cause the Series to underperform other Series with a similar investment objective.

Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Series will fluctuate, which means that you could lose money on your investment. You may experience losses in the Series, including losses near, at, or after the target date. Further, there is no guarantee that the Series will be able to provide adequate income at and through your retirement or other investment goal.

The Series may invest a portion of its assets directly in equity and fixed income securities and cash equivalents, including money market securities. The Series’ direct investment in these securities is subject to the same or similar risks as those described for an underlying fund’s investment in the same security. Please see “Principal Risks of the Underlying Funds” for a description of these risks.

Through its investment in the Pro-Blend® Moderate Term Series, the Series will be subject to the risks associated with that Series’ investments, which include the following:

Investment Risk — The Series may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

Management Risk — The underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. When making investment decisions for an underlying fund, the Advisor applies its own investment techniques and risk analyses, but there can be no guarantee that they will produce the desired results.

Fixed Income Risk — The prices of an underlying fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.

Interest Rate Risk — The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

Credit Risk — The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Prepayment and Extension Risk — Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price.

Equity Risk — The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-Cap Risk — Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — an underlying fund’s performance could be reduced to the extent its portfolio is holding large-cap stocks.

Small- and Mid-Cap Risk — Historically, small- and mid-cap stocks have been riskier than large-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small- and mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies.

Foreign Investment Risk — An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

Liquidity Risk — A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

Summary of Past Performance

The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class K shares of the Series for each calendar year since its inception. The total return table shows how the average annual total returns for the Series for different periods compare to those of the Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index and a Target 2010 Blended Index, which is made up of the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S. (15%), the Russell 3000® Index (40%), and the Barclays Capital U.S. Aggregate Bond Index (45%). The Target 2010 Blended Index is provided because it better reflects the asset allocation of the Series as compared to the primary index. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information for the Series is available at www.manningnapieradvisors.com.

Target 2010 Series — Class K Shares

% Total Return

Quarterly Returns

Highest (quarter ended 09/30/09): 9.96%

Lowest (quarter ended 03/31/09): (3.70)%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2009
	1 Year	Since Inception (3/28/08)
Class K Shares
Return Before Taxes	18.80%	1.05%
Return After Taxes on Distributions	18.37%	0.51%
Return After Taxes on Distributions and Sale of Series Shares	12.35%	0.65%
Class I Shares – Return Before Taxes	19.08%	1.34%
Class R Shares – Return Before Taxes	18.46%	0.84%
Class C Shares – Return Before Taxes	18.00%	0.37%
Indices: (reflect no deduction for fees, expenses, or taxes)
Barclays Capital U.S. Aggregate Bond Index	5.93%	5.11%
Target 2010 Blended Index	16.18%	0.86%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for other share classes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

The investment advisor of the Series is Manning & Napier Advisors, Inc.

Portfolio Managers

The following investment professionals serve on the Series’ management team. No specific member of the Series’ management team is required to approve security purchases and sales.

Christian A. Andreach, CFA®, Senior Analyst/Managing Director of Consumer Group, has managed the Series since 2008.

Jack Bauer, Senior Analyst/Managing Director of Fixed Income, has managed the Series since 2008.

Jeffrey S. Coons, Ph.D., CFA®, Co-Director of Research/Managing Director of Quantitative Strategies Group, has managed the Series since 2008.

Jeffrey W. Donlon, CFA®, Senior Analyst/Managing Director of Technology Group, has managed the Series since 2008.

Brian P. Gambill, CFA®, Senior Analyst/Managing Director of Capital Goods & Materials Group, has managed the Series since 2008.

Jeffrey A. Herrmann, CFA®, Co-Director of Research/Managing Director of Themes and Overviews Group, has managed the Series since 2008.

Brian W. Lester, CFA®, Senior Analyst/Managing Director of Life Sciences Group, has managed the Series since 2009.

Michael J. Magiera, CFA®, Senior Analyst/Managing Director of Real Estate Group, has managed the Series since 2008.

Marc Tommasi, Senior Analyst/Managing Director of Global Strategies Group, has managed the Series since 2008.

Virge J. Trotter, III, CFA®, Senior Analyst/Managing Director of Services Group, has managed the Series since 2009.

Purchase and sale of fund shares, Tax information and Payments to broker-dealers and other financial intermediaries

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the “Additional Series Summary Information” section on page 28 of this prospectus.

Target 2020 Series

Summary Section

Investment Goal

To provide long-term capital growth and to moderate volatility consistent with its current asset allocation.

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Series.

	Class I	Class K	Class R	Class C
Shareholder Fees (fees paid directly from your investment)	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	None	None	None	None
Distribution and Service (12b-1) Fees	None	0.25%	0.50%	1.00%
Other Expenses	2.95%	0.77%	14.59%	3.13%
Acquired Fund Fees and Expenses (AFFE)	0.85%	0.85%	0.85%	0.85%
Total Annual Fund Operating Expenses[1]	3.80%	1.87%	15.94%	4.98%
Less Fee Waiver and/or Expense Reimbursement[2]	(2.90)%	(0.72)%	(14.54)%	(3.08)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	0.90%	1.15%	1.40%	1.90%

1 The total operating expenses in this fee table may differ from the expense ratios in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees or expenses incurred indirectly by the Series through its investments in the underlying fund(s).

2 Manning & Napier Advisors, Inc. (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of each Class does not exceed, exclusive of distribution and service (12b-1) fees, 0.05% of such Class’s average net assets. This contractual waiver will continue for a period of ten years until at least February 28, 2020 and may not be amended or terminated by the Advisor prior to such date without the approval of the Series’ Board of Directors. The Advisor’s agreement to limit each Class’s operating expenses is limited to direct operating expenses and, therefore, does not apply to AFFE, which are indirect expenses incurred by the Series through its investments in the underlying fund(s).

Example

The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same (taking into account the Advisor’s contractual expense limitation for all ten years). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class I	Class K	Class R	Class C
1 Year	$92	$117	$143	$193
3 Years	$287	$365	$443	$597
5 Years	$498	$633	$766	$1,026
10 Years	$1,108	$1,398	$1,680	$2,222

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 9% of the average value of its portfolio.

Principal Investment Strategies

The Series seeks to achieve its investment objective by investing in a combination of underlying funds according to a target asset allocation strategy. These underlying funds will pursue asset allocation strategies, and will invest in a combination of stocks, bonds, and cash. In general, the Series’ target allocation to stocks will decrease and its allocation to bonds and cash investments will increase as the Series approaches its target date. The Series' target date is the approximate year when the Series assumes investors will stop making new investments in the Series and start making gradual withdrawals. Accordingly, the Series’ investment approach is expected to become more conservative over time. Within six years after the target date, the Series’ asset allocation is expected to closely match that of the Target Income Series.

The Series’ current target allocation among the underlying funds is as follows:

•Manning & Napier Pro-Blend® Conservative Term Series	0%
•Manning & Napier Pro-Blend® Moderate Term Series	20%
•Manning & Napier Pro-Blend® Extended Term Series	80%
•Manning & Napier Pro-Blend® Maximum Term Series	0%

As of December 31, 2009, the asset allocation of the Pro-Blend Moderate Term Series was 40.2% stocks, 45.6% bonds, and 14.2% cash, and that of the Pro-Blend Extended Term Series was 60.2% stocks, 36.6% bonds, and 3.2% cash.

The Pro-Blend® Moderate Term Series invests primarily in common stocks and investment grade intermediate- to long-term fixed income securities. The Pro-Blend® Extended Term Series invests primarily in common stocks but may also invest a substantial portion of its assets in long-term, investment grade fixed income securities. Both Series may invest in U.S. and foreign stocks and American Depository Receipts, including those in emerging markets.

At any given time, however, the Series’ actual asset allocation may be affected by a number of factors, such as the performance of the underlying funds and the size and frequency of purchase and redemption orders. Further, the Advisor may deviate from the target allocation if circumstances warrant a change.

The Series may invest to a limited extent directly in equity and fixed income securities and cash equivalents, including money market securities.

The Series is designed to provide investors with investment management, asset allocation and ongoing reallocation over time.

Principal Risks of Investing in the Series

The Series is designed for investors who (i) are currently saving for their retirement or other investment goal; (ii) need access to their assets close to the year indicated in the Series’ name; and

(iii) are willing to accept the risks associated with the Series’ asset allocation strategy. In general, the Series is expected to be more volatile than the Target Income and Target 2010 Series, but less volatile than the Target 2030, Target 2040 and Target 2050 Series.

The Series is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the underlying funds’ assets among the various asset classes and market segments will cause the Series to underperform other Series with a similar investment objective.

Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Series will fluctuate, which means that you could lose money on your investment. You may experience losses in the Series, including losses near, at, or after the target date. Further, there is no guarantee that the Series will be able to provide adequate income at and through your retirement or other investment goal.

The Series may invest a portion of its assets directly in equity and fixed income securities and cash equivalents, including money market securities. The Series’ direct investment in these securities is subject to the same or similar risks as those described for an underlying fund’s investment in the same security. Please see “Principal Risks of the Underlying Funds” for a description of these risks.

Through its investment in the Pro-Blend® Moderate Term Series and Pro-Blend® Extended Term Series, the Series will be subject to the risks associated with those Series’ investments, which include the following:

Investment Risk — The Series may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

Management Risk — The underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. When making investment decisions for an underlying fund, the Advisor applies its own investment techniques and risk analyses, but there can be no guarantee that they will produce the desired results.

Equity Risk — The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-Cap Risk — Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments —

small-cap stocks, for instance — an underlying fund’s performance could be reduced to the extent its portfolio is holding large-cap stocks.

Small- and Mid-Cap Risk — Historically, small- and mid-cap stocks have been riskier than large-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small- and mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies.

Foreign Investment Risk — An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

Fixed Income Risk — The prices of an underlying fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.

Interest Rate Risk — The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

Credit Risk — The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Prepayment and Extension Risk — Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price.

Liquidity Risk — A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

Summary of Past Performance

The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class K shares of the Series for each calendar year since its inception. The total return table shows how the average annual total returns for the Series for different periods compare to those of the Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index and a Target 2020

Blended Index, which is made up of the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S. (15%), Russell 3000® Index (40%), and the Barclays Capital U.S. Aggregate Bond Index (45%). The Target 2020 Blended Index is provided because it better reflects the asset allocation of the Series as compared to the primary index. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information for the Series is available at www.manningnapieradvisors.com.

Target 2020 Series — Class K Shares

% Total Return

Quarterly Returns

Highest (quarter ended 06/30/09): 13.64%

Lowest (quarter ended 03/31/09): (5.54)%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2009
	1 Year	Since Inception (3/28/08)
Class K Shares
Return Before Taxes	24.21%	(0.50)%
Return After Taxes on Distributions	23.73%	(1.01)%
Return After Taxes on Distributions and Sale of Series Shares	15.97%	(0.60)%
Class I Shares – Return Before Taxes	24.49%	(0.29)%
Class R Shares – Return Before Taxes	23.73%	(0.85)%
Class C Shares – Return Before Taxes	23.14%	(1.34)%
Indices: (reflect no deduction for fees, expenses, or taxes)
Barclays Capital U.S. Aggregate Bond Index	5.93%	5.11%
Target 2020 Blended Index	20.19%	(0.97)%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for other share classes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

The investment advisor of the Series is Manning & Napier Advisors, Inc.

Portfolio Managers

The following investment professionals serve on the Series’ management team. No specific member of the Series’ management team is required to approve security purchases and sales.

Christian A. Andreach, CFA®, Senior Analyst/Managing Director of Consumer Group, has managed the Series since 2008.

Jack Bauer, Senior Analyst/Managing Director of Fixed Income, has managed the Series since 2008.

Jeffrey S. Coons, Ph.D., CFA®, Co-Director of Research/Managing Director of Quantitative Strategies Group, has managed the Series since 2008.

Jeffrey W. Donlon, CFA®, Senior Analyst/Managing Director of Technology Group, has managed the Series since 2008.

Brian P. Gambill, CFA®, Senior Analyst/Managing Director of Capital Goods & Materials Group, has managed the Series since 2008.

Jeffrey A. Herrmann, CFA®, Co-Director of Research/Managing Director of Themes and Overviews Group, has managed the Series since 2008.

Brian W. Lester, CFA®, Senior Analyst/Managing Director of Life Sciences Group, has managed the Series since 2009.

Michael J. Magiera, CFA®, Senior Analyst/Managing Director of Real Estate Group, has managed the Series since 2008.

Marc Tommasi, Senior Analyst/Managing Director of Global Strategies Group, has managed the Series since 2008.

Virge J. Trotter, III, CFA®, Senior Analyst/Managing Director of Services Group, has managed the Series since 2009.

Purchase and sale of fund shares, Tax information and Payments to broker-dealers and other financial intermediaries

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the “Additional Series Summary Information” section on page 28 of this prospectus.

Target 2030 Series

Summary Section

Investment Goal

To provide long-term capital growth and to moderate volatility consistent with its current asset allocation.

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Series.

	Class I	Class K	Class R	Class C
Shareholder Fees (fees paid directly from your investment)	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	None	None	None	None
Distribution and Service (12b-1) Fees	None	0.25%	0.50%	1.00%
Other Expenses	6.23%	1.02%	28.72%	5.89%
Acquired Fund Fees and Expenses (AFFE)	0.85%	0.85%	0.85%	0.85%
Total Annual Fund Operating Expenses[1]	7.08%	2.12%	30.07%	7.74%
Less Fee Waiver and/or Expense Reimbursement[2]	(6.18)%	(0.97)%	(28.67)%	(5.84)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	0.90%	1.15%	1.40%	1.90%
1 The total operating expenses in this fee table may differ from the expense ratios in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees or expenses incurred indirectly by the Series through its investments in the underlying fund(s).

2 Manning & Napier Advisors, Inc. (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of each Class does not exceed, exclusive of distribution and service (12b-1) fees, 0.05% of such Class’s average net assets. This contractual waiver will continue for a period of ten years until at least February 28, 2020 and may not be amended or terminated by the Advisor prior to such date without the approval of the Series’ Board of Directors. The Advisor’s agreement to limit each Class’s operating expenses is limited to direct operating expenses and, therefore, does not apply to AFFE, which are indirect expenses incurred by the Series through its investments in the underlying fund(s).

Example

The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same (taking into account the Advisor’s contractual expense limitation for all ten years). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class I	Class K	Class R	Class C
1 Year	$92	$117	$143	$193
3 Years	$287	$365	$443	$597
5 Years	$498	$633	$766	$1,026
10 Years	$1,108	$1,398	$1,680	$2,222

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 9% of the average value of its portfolio.

Principal Investment Strategies

The Series seeks to achieve its investment objective by investing in a combination of underlying funds according to a target asset allocation strategy. These underlying funds will pursue asset allocation strategies, and will invest in a combination of stocks, bonds, and cash. In general, the Series’ target allocation to stocks will decrease and its allocation to bonds and cash investments will increase as the Series approaches its target date. The Series' target date is the approximate year when the Series assumes investors will stop making new investments in the Series and start making gradual withdrawals. Accordingly, the Series’ investment approach is expected to become more conservative over time. Within six years after the target date, the Series’ asset allocation is expected to closely match that of the Target Income Series.

The Series’ current target allocation among the underlying funds is as follows:

•Manning & Napier Pro-Blend® Conservative Term Series	0%
•Manning & Napier Pro-Blend® Moderate Term Series	0%
•Manning & Napier Pro-Blend® Extended Term Series	60%
•Manning & Napier Pro-Blend® Maximum Term Series	40%

As of December 31, 2009, the asset allocation of the Pro-Blend Extended Term Series was 60.2% stocks, 36.6% bonds, and 3.2% cash, and that of the Pro-Blend Maximum Term Series was 91.1% stocks, 4.1% bonds, and 4.8% cash.

The Pro-Blend® Extended Term Series invests primarily in common stocks but may also invest a substantial portion of its assets in long-term, investment grade fixed income securities. The Pro-Blend® Maximum Term Series invests primarily in common stocks, but may invest to a lesser extent in investment grade fixed income investments. Both Series may invest in U.S. and foreign stocks and American Depository Receipts, including those in emerging markets.

At any given time, however, the Series’ actual asset allocation may be affected by a number of factors, such as the performance of the underlying funds and the size and frequency of purchase and redemption orders. Further, the Advisor may deviate from the target allocation if circumstances warrant a change.

The Series may invest to a limited extent directly in equity and fixed income securities and cash equivalents, including money market securities.

The Series is designed to provide investors with investment management, asset allocation and ongoing reallocation over time.

Principal Risks of Investing in the Series

The Series is designed for investors who (i) are currently saving for their retirement or other investment goal; (ii) need access to their assets close to the year indicated in the Series’ name; and

(iii) are willing to accept the risks associated with the Series’ asset allocation strategy. In general, the Series is expected to be more volatile than the Target Income, Target 2010 and Target 2020 Series, but less volatile than the Target 2040 and Target 2050 Series.

The Series is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the underlying funds’ assets among the various asset classes and market segments will cause the Series to underperform other Series with a similar investment objective.

Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Series will fluctuate, which means that you could lose money on your investment. You may experience losses in the Series, including losses near, at, or after the target date. Further, there is no guarantee that the Series will be able to provide adequate income at and through your retirement or other investment goal.

The Series may invest a portion of its assets directly in equity and fixed income securities and cash equivalents, including money market securities. The Series’ direct investment in these securities is subject to the same or similar risks as those described for an underlying fund’s investment in the same security. Please see “Principal Risks of the Underlying Funds” for a description of these risks.

Through its investments in the Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series, the Series will be subject to the risks associated with those Series’ investments, which include the following:

Investment Risk — The Series may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

Management Risk — The underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. When making investment decisions for an underlying fund, the Advisor applies its own investment techniques and risk analyses, but there can be no guarantee that they will produce the desired results.

Equity Risk — The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-Cap Risk — Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments —

small-cap stocks, for instance — an underlying fund’s performance could be reduced to the extent its portfolio is holding large-cap stocks.

Small- and Mid-Cap Risk — Historically, small- and mid-cap stocks have been riskier than large-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small- and mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies.

Foreign Investment Risk — An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

Fixed Income Risk — The prices of an underlying fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.

Interest Rate Risk — The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

Credit Risk — The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Prepayment and Extension Risk — Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price.

Liquidity Risk — A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

Summary of Past Performance

The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class K shares of the Series for each calendar year since its inception. The total return table shows how the average annual total returns for the Series for different periods compare to those of the Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index and a Target 2030

Blended Index, which is 60% of a 20%/65%/15% Blended Index, which is made up of the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S. (20%), the Russell 3000® Index (65%), and the Barclays Capital U.S. Aggregate Bond Index (15%) and 40% of a 15%/40%/45% Blended Index which is made up of the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S. (15%), the Russell 3000® Index (40%), and the Barclays Capital U.S. Aggregate Bond Index (45%). The Target 2030 Blended Index is provided because it better reflects the asset allocation of the Series as compared to the primary index. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information for the Series is available at www.manningnapieradvisors.com.

Target 2030 Series — Class K Shares

% Total Return

Quarterly Returns

Highest (quarter ended 06/30/09): 16.20%

Lowest (quarter ended 03/31/09): (6.04)%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2009
	1 Year	Since Inception (3/28/08)
Class K Shares
Return Before Taxes	29.92%	(1.71)%
Return After Taxes on Distributions	29.56%	(2.09)%
Return After Taxes on Distributions and Sale of Series Shares	19.66%	(1.57)%
Class I Shares – Return Before Taxes	30.27%	(1.34)%
Class R Shares – Return Before Taxes	29.77%	(1.85)%
Class C Shares – Return Before Taxes	29.07%	(2.31)%
Indices: (reflect no deduction for fees, expenses, or taxes)
Barclays Capital U.S. Aggregate Bond Index	5.93%	5.11%
Target 2030 Blended Index	23.90%	(3.58)%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for other share classes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

The investment advisor of the Series is Manning & Napier Advisors, Inc.

Portfolio Managers

The following investment professionals serve on the Series’ management team. No specific member of the Series’ management team is required to approve security purchases and sales.

Christian A. Andreach, CFA®, Senior Analyst/Managing Director of Consumer Group, has managed the Series since 2008.

Jack Bauer, Senior Analyst/Managing Director of Fixed Income, has managed the Series since 2008.

Jeffrey S. Coons, Ph.D., CFA®, Co-Director of Research/Managing Director of Quantitative Strategies Group, has managed the Series since 2008.

Jeffrey W. Donlon, CFA®, Senior Analyst/Managing Director of Technology Group, has managed the Series since 2008.

Brian P. Gambill, CFA®, Senior Analyst/Managing Director of Capital Goods & Materials Group, has managed the Series since 2008.

Jeffrey A. Herrmann, CFA®, Co-Director of Research/Managing Director of Themes and Overviews Group, has managed the Series since 2008.

Brian W. Lester, CFA®, Senior Analyst/Managing Director of Life Sciences Group, has managed the Series since 2009.

Michael J. Magiera, CFA®, Senior Analyst/Managing Director of Real Estate Group, has managed the Series since 2008.

Marc Tommasi, Senior Analyst/Managing Director of Global Strategies Group, has managed the Series since 2008.

Virge J. Trotter, III, CFA®, Senior Analyst/Managing Director of Services Group, has managed the Series since 2009.

Purchase and sale of fund shares, Tax information and Payments to broker-dealers and other financial intermediaries

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the “Additional Series Summary Information” section on page 28 of this prospectus.

Target 2040 Series

Summary Section

Investment Goal

To provide long-term capital growth and to moderate volatility consistent with its current asset allocation.

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Series.

	Class I	Class K	Class R	Class C
Shareholder Fees (fees paid directly from your investment)	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	None	None	None	None
Distribution and Service (12b-1) Fees	None	0.25%	0.50%	1.00%
Other Expenses	18.70%	2.15%	16.32%	15.24%
Acquired Fund Fees and Expenses (AFFE)	0.85%	0.85%	0.85%	0.85%
Total Annual Fund Operating Expenses[1]	19.55%	3.25%	17.67%	17.09%
Less Fee Waiver and/or Expense Reimbursement[2]	(18.65)%	(2.10)%	(16.27)%	(15.19)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	0.90%	1.15%	1.40%	1.90%

1 The total operating expenses in this fee table may differ from the expense ratios in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees or expenses incurred indirectly by the Series through its investments in the underlying fund(s).

2 Manning & Napier Advisors, Inc. (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of each Class I does not exceed, exclusive of distribution and service (12b-1) fees, 0.05% of such Class’s average net assets. This contractual waiver will continue for a period of ten years until at least February 28, 2020 and may not be amended or terminated by the Advisor prior to such date without the approval of the Series’ Board of Directors. The Advisor’s agreement to limit each Class’s operating expenses is limited to direct operating expenses and, therefore, does not apply to AFFE, which are indirect expenses incurred by the Series through its investments in the underlying fund(s).

Example

The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same (taking into account the Advisor’s contractual expense limitation for all ten years). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class I	Class K	Class R	Class C
1 Year	$92	$117	$143	$193
3 Years	$287	$365	$443	$597
5 Years	$498	$633	$766	$1,026
10 Years	$1,108	$1,398	$1,680	$2,222

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 7% of the average value of its portfolio.

Principal Investment Strategies

The Series seeks to achieve its investment objective by investing in a combination of underlying funds according to a target asset allocation strategy. These underlying funds will pursue asset allocation strategies, and will invest in a combination of stocks, bonds, and cash. In general, the Series’ target allocation to stocks will decrease and its allocation to bonds and cash investments will increase as the Series approaches its target date. The Series’ target date is the approximate year when the Series assumes investors will stop making new investments in the Series and start making gradual withdrawals. Accordingly, the Series’ investment approach is expected to become more conservative over time. Within six years after the target date, the Series’ asset allocation is expected to closely match that of the Target Income Series.

The Series’ current target allocation among the underlying funds is as follows:

•Manning & Napier Pro-Blend® Conservative Term Series	0%
•Manning & Napier Pro-Blend® Moderate Term Series	0%
•Manning & Napier Pro-Blend® Extended Term Series	0%
•Manning & Napier Pro-Blend® Maximum Term Series	100%

As of December 31, 2009, the asset allocation of the Pro-Blend Maximum Term Series was 91.1% stocks, 4.1% bonds, and 4.8% cash.

The Pro-Blend® Maximum Term Series invests primarily in common stocks, but may invest to a lesser extent in investment grade fixed income securities of any maturity. The Pro-Blend® Maximum Term Series may invest in U.S. and foreign stocks and American Depository Receipts, including those in emerging markets.

At any given time, however, the Series’ actual asset allocation may be affected by a number of factors, such as the performance of the underlying funds and the size and frequency of purchase and redemption orders. Further, the Advisor may deviate from the target allocation if circumstances warrant a change.

The Series may invest to a limited extent directly in equity and fixed income securities and cash equivalents, including money market securities.

The Series is designed to provide investors with investment management, asset allocation and ongoing reallocation over time.

Principal Risks of Investing in the Series

The Series is designed for investors who (i) are currently saving for their retirement or other investment goal; (ii) need access to their assets close to the year indicated in the Series’ name; and (iii) are willing to accept the risks associated with the Series’ asset allocation strategy. In general, the Series is expected to be more volatile than the Target Income, Target 2010, Target 2020 and Target 2030 Series, but less volatile than the Target 2050 Series.

The Series is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the underlying funds’ assets among the various asset classes and market segments will cause the Series to underperform other Series with a similar investment objective.

Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Series will fluctuate, which means that you could lose money on your investment. You may experience losses in the Series, including losses near, at, or after the target date. Further, there is no guarantee that the Series will be able to provide adequate income at and through your retirement or other investment goal.

The Series may invest a portion of its assets directly in equity and fixed income securities and cash equivalents, including money market securities. The Series’ direct investment in these securities is subject to the same or similar risks as those described for an underlying fund’s investment in the same security. Please see “Principal Risks of the Underlying Funds” for a description of these risks.

Through its investment in the Pro-Blend® Maximum Term Series, the Series will be subject to the risks associated with that Series’ investments, which include the following:

Investment Risk — The Series may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

Management Risk — The underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. When making investment decisions for an underlying fund, the Advisor applies its own investment techniques and risk analyses, but there can be no guarantee that they will produce the desired results.

Equity Risk — The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-Cap Risk — Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — an underlying fund’s performance could be reduced to the extent its portfolio is holding large-cap stocks.

Small- and Mid-Cap Risk — Historically, small- and mid-cap stocks have been riskier than large-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small- and mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies.

Foreign Investment Risk — An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

Fixed Income Risk — The prices of an underlying fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.

Interest Rate Risk — The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

Credit Risk — The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Prepayment and Extension Risk — Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price.

Liquidity risk — A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

Summary of Past Performance

The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class K shares of the Series for each calendar year since its inception. The total return table shows how the average annual total returns for the Series for different periods compare to those of the Russell 3000® Index and a Target 2040 Blended Index. The Russell 3000® Index is an unmanaged index that consists of 3,000 of the largest U.S. companies based on total market capitalization. The Target 2040 Blended Index, which is made up of the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S. (20%), the Russell 3000® Index (65%), and the Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index (15%). The Target 2040 Blended Index is provided because it better reflects the asset allocation of the Series as compared to the primary index. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information for the Series is available at www.manningnapieradvisors.com.

Target 2040 Series — Class K Shares

% Total Return

Quarterly Returns

Highest (quarter ended 06/30/09): 18.67%

Lowest (quarter ended 03/31/09): (6.92)%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2009
	1 Year	Since Inception (3/28/08)
Class K Shares
Return Before Taxes	35.10%	(1.24)%
Return After Taxes on Distributions	34.88%	(1.52)%
Return After Taxes on Distributions and Sale of Series Shares	22.96%	(1.13)%
Class I Shares – Return Before Taxes	35.30%	(0.92)%
Class R Shares – Return Before Taxes	34.63%	(1.43)%
Class C Shares – Return Before Taxes	34.32%	(1.87)%
Indices: (reflect no deduction for fees, expenses, or taxes)
Russell 3000© Index	28.34%	(6.49)%
Target 2040 Blended Index	27.60%	(4.86)%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for other share classes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

The investment advisor of the Series is Manning & Napier Advisors, Inc.

Portfolio Managers

The following investment professionals serve on the Series’ management team. No specific member of the Series’ management team is required to approve security purchases and sales.

Christian A. Andreach, CFA®, Senior Analyst/Managing Director of Consumer Group, has managed the Series since 2008.

Jack Bauer, Senior Analyst/Managing Director of Fixed Income, has managed the Series since 2008.

Jeffrey S. Coons, Ph.D., CFA®, Co-Director of Research/Managing Director of Quantitative Strategies Group, has managed the Series since 2008.

Jeffrey W. Donlon, CFA®, Senior Analyst/Managing Director of Technology Group, has managed the Series since 2008.

Brian P. Gambill, CFA®, Senior Analyst/Managing Director of Capital Goods & Materials Group, has managed the Series since 2008.

Jeffrey A. Herrmann, CFA®, Co-Director of Research/Managing Director of Themes and Overviews Group, has managed the Series since 2008.

Brian W. Lester, CFA®, Senior Analyst/Managing Director of Life Sciences Group, has managed the Series since 2009.

Michael J. Magiera, CFA®, Senior Analyst/Managing Director of Real Estate Group, has managed the Series since 2008.

Marc Tommasi, Senior Analyst/Managing Director of Global Strategies Group, has managed the Series since 2008.

Virge J. Trotter, III, CFA®, Senior Analyst/Managing Director of Services Group, has managed the Series since 2009.

Purchase and sale of fund shares, Tax information and Payments to broker-dealers and other financial intermediaries

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the “Additional Series Summary Information” section on page 28 of this prospectus.

Target 2050 Series

Summary Section

Investment Goal

To provide long-term capital growth and to moderate volatility consistent with its current asset allocation.

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Series.

	Class I	Class K	Class R	Class C
Shareholder Fees (fees paid directly from your investment)	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	None	None	None	None
Distribution and Service (12b-1) Fees	None	0.25%	0.50%	1.00%
Other Expenses	141.58%	25.15%	242.10%	73.5%
Acquired Fund Fees and Expenses (AFFE)	0.85%	0.85%	0.85%	0.85%
Total Annual Fund Operating Expenses[1]	142.43%	26.25%	243.45%	75.35%
Less Fee Waiver and/or Expense Reimbursement[2]	(141.53)%	(25.10)%	(242.05)%	(73.45)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	0.90%	1.15%	1.40%	1.90%

1 The total operating expenses in this fee table may differ from the expense ratios in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees or expenses incurred indirectly by the Series through its investments in the underlying fund(s).

2 Manning & Napier Advisors, Inc. (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of each Class does not exceed, exclusive of distribution and service (12b-1) fees, 0.05% of such Class’s average net assets. This contractual waiver will continue for a period of ten years until at least February 28, 2020 and may not be amended or terminated by the Advisor prior to such date without the approval of the Series’ Board of Directors. The Advisor’s agreement to limit each Class’s operating expenses is limited to direct operating expenses and, therefore, does not apply to AFFE, which are indirect expenses incurred by the Series through its investments in the underlying fund(s).

Example

The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same (taking into account the Advisor’s contractual expense limitation for all ten years). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class I	Class K	Class R	Class C
1 Year	$92	$117	$143	$193
3 Years	$287	$365	$443	$597
5 Years	$498	$633	$766	$1,026
10 Years	$1,108	$1,398	$1,680	$2,222

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 46% of the average value of its portfolio.

Principal Investment Strategies

The Series seeks to achieve its investment objective by investing in a combination of underlying funds according to a target asset allocation strategy. These underlying funds will pursue asset allocation strategies, and will invest in a combination of stocks, bonds, and cash. In general, the Series’ target allocation to stocks will decrease and its allocation to bonds and cash investments will increase as the Series approaches its target date. The Series' target date is the approximate year when the Series assumes investors will stop making new investments in the Series and start making gradual withdrawals. Accordingly, the Series’ investment approach is expected to become more conservative over time. Within six years after the target date, the Series’ asset allocation is expected to closely match that of the Target Income Series.

The Series’ current target allocation among the underlying funds is as follows:

•Manning & Napier Pro-Blend® Conservative Term Series	0%
•Manning & Napier Pro-Blend® Moderate Term Series	0%
•Manning & Napier Pro-Blend® Extended Term Series	0%
•Manning & Napier Pro-Blend® Maximum Term Series	100%

As of December 31, 2009, the asset allocation of the Pro-Blend Maximum Term Series was 91.1% stocks, 4.1% bonds, and 4.8% cash.

The Pro-Blend® Maximum Term Series invests primarily in common stocks, but may invest to a lesser extent in investment grade fixed income securities of any maturity. The Pro-Blend® Maximum Term Series may invest in U.S. and foreign stocks and American Depository Receipts, including those in emerging markets.

At any given time, however, the Series’ actual asset allocation may be affected by a number of factors, such as the performance of the underlying funds and the size and frequency of purchase and redemption orders. Further, the Advisor may deviate from the target allocation if circumstances warrant a change.

The Series may invest to a limited extent directly in equity and fixed income securities and cash equivalents, including money market securities.

The Series is designed to provide investors with investment management, asset allocation and ongoing reallocation over time.

Principal Risks of Investing in the Series

The Series is designed for investors who (i) are currently saving for their retirement or other investment goal; (ii) need access to their assets close to the year indicated in the Series’ name; and (iii) are willing to accept the risks associated with the Series’ asset allocation strategy. In general, the Series is expected to be more volatile than the Target Income Series and each of the other Target Date Series.

The Series is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the underlying funds’ assets among the various asset classes and market segments will cause the Series to underperform other Series with a similar investment objective.

Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Series will fluctuate, which means that you could lose money on your investment. You may experience losses in the Series, including losses near, at, or after the target date. Further, there is no guarantee that the Series will be able to provide adequate income at and through your retirement or other investment goal.

The Series may invest a portion of its assets directly in equity and fixed income securities and cash equivalents, including money market securities. The Series’ direct investment in these securities is subject to the same or similar risks as those described for an underlying fund’s investment in the same security. Please see “Principal Risks of the Underlying Funds” for a description of these risks.

Through its investment in the Pro-Blend® Maximum Term Series, the Series will be subject to the risks associated with that Series’ investments, which include the following:

Investment Risk — The Series may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

Management Risk — The underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. When making investment decisions for an underlying fund, the Advisor applies its own investment techniques and risk analyses, but there can be no guarantee that they will produce the desired results.

Equity Risk — The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-Cap Risk — Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — an underlying fund’s performance could be reduced to the extent its portfolio is holding large-cap stocks.

Small- and Mid-Cap Risk — Historically, small- and mid-cap stocks have been riskier than large-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns.

Small- and mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies.

Foreign Investment Risk — An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

Fixed Income Risk — The prices of an underlying fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.

Interest Rate Risk — The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

Credit Risk — The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Prepayment and Extension Risk — Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price.

Liquidity risk — A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

Summary of Past Performance

The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class K shares of the Series each calendar year since its inception. The total return table shows how the average annual total returns for the Series for different periods compare to those of the Russell 3000® Index and a Target 2050 Blended Index, which is made up of the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S. (20%), the Russell 3000® Index (65%), and the Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index (15%). The Target 2050 Blended Index is provided because it better reflects the asset allocation of the Series as compared to the primary index. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information for the Series is available at www.manningnapieradvisors.com.

Target 2050 Series-Class K Shares

% Total Return

Quarterly Returns

Highest (quarter ended 06/30/09): 19.73%

Lowest (quarter ended 03/31/09): (8.79)%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2009
	1 Year	Since Inception (3/28/08)
Class K Shares
Return Before Taxes	34.40%	(0.21)%
Return After Taxes on Distributions	33.92%	(0.69)%
Return After Taxes on Distributions and Sale of Series Shares	22.49%	(0.34)%
Class I Shares – Return Before Taxes	34.71%	0.07%
Class R Shares – Return Before Taxes	34.04%	(0.44)%
Class C Shares – Return Before Taxes	33.43%	(0.93)%
Indices: (reflect no deduction for fees, expenses, or taxes)
Russell 3000® Index	28.34%	(6.49)%
Target 2050 Blended Index	27.60%	(4.86)%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for other share classes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

The investment advisor of the Series is Manning & Napier Advisors, Inc.

Portfolio Managers

The following investment professionals serve on the Series’ management team. No specific member of the Series’ management team is required to approve security purchases and sales.

Christian A. Andreach, CFA®, Senior Analyst/Managing Director of Consumer Group, has managed the Series since 2008.

Jack Bauer, Senior Analyst/Managing Director of Fixed Income, has managed the Series since 2008.

Jeffrey S. Coons, Ph.D., CFA®, Co-Director of Research/Managing Director of Quantitative Strategies Group, has managed the Series since 2008.

Jeffrey W. Donlon, CFA®, Senior Analyst/Managing Director of Technology Group, has managed the Series since 2008.

Brian P. Gambill, CFA®, Senior Analyst/Managing Director of Capital Goods & Materials Group, has managed the Series since 2008.

Jeffrey A. Herrmann, CFA®, Co-Director of Research/Managing Director of Themes and Overviews Group, has managed the Series since 2008.

Brian W. Lester, CFA®, Senior Analyst/Managing Director of Life Sciences Group, has managed the Series since 2009.

Michael J. Magiera, CFA®, Senior Analyst/Managing Director of Real Estate Group, has managed the Series since 2008.

Marc Tommasi, Senior Analyst/Managing Director of Global Strategies Group, has managed the Series since 2008.

Virge J. Trotter, III, CFA®, Senior Analyst/Managing Director of Services Group, has managed the Series since 2009.

Purchase and sale of fund shares, Tax information and Payments to broker-dealers and other financial intermediaries

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the “Additional Series Summary Information” section on page 28 of this prospectus.

Additional Series Summary Information

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Series on any day the New York Stock Exchange (NYSE) is open. The minimum initial investment for the Class K, C, and R shares of the Series is $2,000. The minimum initial investment for the Class I shares of the Series is $1,000,000. There is no minimum for subsequent investments. You may purchase or redeem shares of the Series by mail (Manning & Napier Fund, Inc. P.O. Box 9845, Providence, RI 02940-8045), Internet (www.manningnapieradvisors.com), by telephone (1-800-466-3863) or, with respect to purchases only, by wire. Shareholders holding shares through a financial intermediary should contact their financial intermediary to learn how to place purchase or redemption orders.

Dividends, Capital Gains, and Taxes

The distributions made by the Series generally are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Series shares through a broker-dealer or other financial intermediary (such as a bank), the Series and their related companies may pay the intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

More Information About the Series’ Investment Strategies and Risks

More Information about the Series’ Principal Investments

The Series are designed to offer investors a professionally managed investment plan that simplifies the investment management of an investor’s assets prior to, and continuing after, the investor’s retirement or other investment goal. The main component of the investment program of the Target Date Series is the ongoing reallocation of the investor’s assets among various asset classes, including stocks, bonds and cash investments.

Each Series is managed based on the specific target date included in its name and assumes an investor will retire or reach their other investment goal at or near the target date and likely would stop making new investments in the Series and start making withdrawals gradually thereafter. As described below, the Advisor will continue to modify each Series’ target asset allocation for 6 years beyond the target date.

The Series’ Asset Allocation Strategies

Each Series has its own distinct target portfolio allocation and is designed to accommodate different investment goals and risk tolerances. The target asset allocation of the Target Income Series is expected to remain fixed over time, and is designed as the most conservative of the Series. The target asset allocations of the Target Date Series are expected to vary over time, becoming generally more conservative as the target date approaches and for several years following the target date. The portfolios of the Target Date Series with later target dates are more heavily allocated to stocks, and reflect a more aggressive approach. Target Date Series with earlier target dates are more heavily allocated to bonds and cash investments, and reflect a more conservative approach. This reflects the need for reduced investment risk as your retirement or other investment goal approaches and the need for greater certainty of income after retiring or reaching your investment goal.

Over time, each Target Date Series’ allocation to the various asset classes will change according to a predetermined “glide path,” as illustrated below. A Target Date Series reaches its most conservative planned allocation approximately 6 years after its target date. At such time, a Target Date Series’ allocations should be substantially the same as the allocations of the Target Income Series, and the Fund’s Board of Directors expects to approve the combination of the Target Date Series with the Target Income Series. At that time, the Target Date Series’ shareholders will become shareholders of the Target Income Series. Shareholders will be notified prior to such combination.

The Advisor reserves the right to modify the glide path from time to time should circumstances warrant. Further, the Advisor reserves the right to modify a Series’ target allocations and underlying fund weightings and to substitute other underlying funds and add additional underlying funds from time to time should circumstances warrant a change.

		Projected Allocation to the Underlying Funds
Target Series	Years to Target Date	Pro-Blend® Conservative Term Series	Pro-Blend® Moderate Term Series	Pro-Blend® Extended Term Series	Pro-Blend® Maximum Term Series	Equity Range (may vary)
						Minimum	Midpoint	Maximum
2050/2040	24 or more	0%	0%	0%	100%	70%	85%	95%
	23	0%	0%	20%	80%	64%	79%	90%
	22	0%	0%	40%	60%	58%	73%	85%
	21	0%	0%	50%	50%	55%	70%	83%
2030	20	0%	0%	60%	40%	52%	67%	80%
	19	0%	0%	80%	20%	46%	61%	75%
	18	0%	0%	100%	0%	40%	55%	70%
	17	0%	0%	100%	0%	40%	55%	70%
	16	0%	0%	100%	0%	40%	55%	70%
	15	0%	0%	100%	0%	40%	55%	70%
	14	0%	0%	100%	0%	40%	55%	70%
	13	0%	0%	100%	0%	40%	55%	70%
	12	0%	0%	100%	0%	40%	55%	70%
	11	0%	0%	100%	0%	40%	55%	70%
2020	10	0%	20%	80%	0%	36%	52%	68%
	9	0%	40%	60%	0%	32%	49%	66%
	8	0%	50%	50%	0%	30%	48%	65%
	7	0%	60%	40%	0%	28%	46%	64%
	6	0%	80%	20%	0%	24%	43%	62%
	5	0%	100%	0%	0%	20%	40%	60%
	4	0%	100%	0%	0%	20%	40%	60%
	3	0%	100%	0%	0%	20%	40%	60%
	2	0%	100%	0%	0%	20%	40%	60%
	1	0%	100%	0%	0%	20%	40%	60%
2010	0	0%	100%	0%	0%	20%	40%	60%
	-1	20%	80%	0%	0%	17%	36%	55%
	-2	40%	60%	0%	0%	14%	32%	50%
	-3	50%	50%	0%	0%	13%	30%	48%
	-4	60%	40%	0%	0%	11%	28%	45%
	-5	80%	20%	0%	0%	8%	24%	40%
Income	-6	100%	0%	0%	0%	5%	20%	35%

Description of the Underlying Funds

The Series invest primarily in the underlying funds. Therefore, each Series’ investment performance is directly related to the investment performance of these underlying funds. The following provides a brief description of the principal investment strategies of the current underlying funds. Additional information about the underlying funds is provided in each underlying fund’s prospectus.

Pro-Blend® Conservative Term Series

Investment Goals

Primary: Preservation of capital

Secondary: Long-term growth of capital

Investment Strategy

The Series invests primarily in fixed income securities, including U.S. Treasury securities, pass-through securities, and corporate bonds. This sentence will change with the supplement. The Advisor typically focuses on fixed income securities with short- to intermediate-term maturities of 3 to 5 years but may also invest to a limited extent in longer term securities (such as bonds with maturities of 10 years or more). The Series invests primarily in investment grade securities. The Series may also invest in U.S. and foreign stocks and American Depository Receipts (ADRs), including those in emerging markets. ADRs are securities that are listed and traded in the United States but represent an ownership interest in securities issued by a foreign issuer. The Series may invest in stocks of small, large, or mid-size companies. In pursuit of the Series’ primary goal, the Advisor seeks to protect capital while generating income. The Advisor may simultaneously seek growth opportunities as a secondary priority.

Pro-Blend® Moderate Term Series

Investment Goal

Equal emphasis on long-term growth of capital and preservation of capital

Investment Strategy

The Series invests primarily in common stocks and intermediate- to long-term fixed income securities. The Series may invest in U.S. and foreign stocks and American Depository Receipts (ADRs), including those in emerging markets. ADRs are securities that are listed and traded in the United States but represent an ownership interest in securities issued by a foreign issuer. The Series may invest in stocks of small, large, or mid-size companies. The Advisor typically focuses on fixed income securities with maturities of 5 to 10 years but may invest in securities of any maturity. With respect to its fixed income investments, the Series invests primarily in investment grade securities. The Advisor seeks to balance conflicting goals of growth of capital and preservation of capital in order to generate a more stable rate of return for this portfolio relative to an investment in the general stock market.

Pro-Blend® Extended Term Series

Investment Goals

Primary: Long-term growth of capital

Secondary: Preservation of capital

Investment Strategy

The Series invests primarily in common stocks but may also invest a substantial portion of its assets in long-term, fixed income securities. The Series may invest in U.S. and foreign stocks and American Depository Receipts (ADRs), including those in emerging markets. ADRs are securities that are listed and traded in the United States but represent an ownership interest in securities issued by a foreign issuer. The Series may invest in stocks of small, large, or mid-size companies. The Advisor typically focuses on fixed income securities with maturities of 7 to 20 years but may invest in securities of any maturity. With respect to its fixed income investments, the Series invests primarily in investment grade securities. By focusing on growth of capital and to a lesser extent on preservation of capital, the Advisor seeks to participate, over the long term, in the growth of the stock market, but with less volatility than is typically associated with an investment in the general stock market.

Pro-Blend® Maximum Term Series

Investment Goal

Long-term growth of capital

Investment Strategy

The Series invests primarily in common stocks, but may invest to a lesser extent in fixed income securities of any maturity. The Series may invest in U.S. and foreign stocks and American Depository Receipts (ADRs), including those in emerging markets. ADRs are securities that are listed and traded in the United States but represent an ownership interest in securities issued by a foreign issuer. The Series may invest in stocks of small, large, or mid-size companies. In the fixed income portion of the portfolio, the Advisor invests primarily in investment grade securities and typically focuses on fixed income securities with maturities of 7 to 20 years, but may invest in securities of any maturity. For this portfolio, the Advisor seeks to generate the high level of long-term capital growth typically associated with a long-term investment in the general stock market.

The Pro-Blend Series’ Asset Allocations as of December 31, 2009

The Series’ Asset Allocations as of December 31, 2009

The Series’ asset allocations as of December 31, 2009 were as follows:

Series	Stocks	Bonds	Cash
Pro-Blend Conservative Term Series	24.9%	71.4%	3.7%
Pro-Blend Moderate Term Series	40.2%	45.6%	14.2%
Pro-Blend Extended Term Series	60.2%	36.6%	3.2%
Pro-Blend Maximum Term Series	91.1%	4.1%	4.8%

The pie charts and table above illustrate how the allocation of each of the underlying fund’s portfolios has varied in the past. An underlying fund’s actual asset allocation will vary and may not fall within the ranges shown above depending primarily on current or anticipated market trends. The word “Term” in the underlying funds’ names describes the investment horizon of those investors who may want to consider investing in the underlying funds and does not reflect the underlying funds’ maturity restrictions with respect to their investments in fixed income securities.

The Series’ Investment Goals

The Series’ Board of Directors may change each Series’ investment goal (described above under each “Investment Goal” section) without obtaining the approval of the Series’ shareholders. A Series may not succeed in achieving its goal.

The Series’ Defensive Investments

Each Series may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. For temporary defensive purposes, each Series may invest up to 100% of its assets directly in cash, money market securities, repurchase agreements and other short-term obligations. If a Series takes a temporary defensive position, it may be unable to achieve its investment goal.

More Information on the Series’ Principal Risks

The Series are designed to be an integral part of an investor’s overall investment strategy when saving for investment goals, such as retirement. However, they are not designed to provide investors with a complete solution to achieve their investment goals. Investors must consider many factors when choosing an investment strategy that fits their investment goals.

The Series may not be suitable for investors seeking to invest for a short period of time or who are uncomfortable with fluctuations in the value of their investment.

Principal Risks of the Underlying Funds

The value of your investment in a Series is based primarily on the prices of the underlying funds that the Series purchases. In turn, the price of each underlying fund is based on the value of its securities. The prices of these securities change daily and each underlying fund’s performance reflects the risks of investing in various asset classes. The risks described below apply to each underlying fund. However, the Pro-Blend® Maximum Term Series primarily reflects the risks of equity investing, while the Pro-Blend® Conservative Term Series primarily reflects the risks of investing in fixed income securities. The Pro-Blend® Moderate Term Series and Pro-Blend® Extended Term Series reflect the risks of investing in a combination of both equity and fixed income securities. The degree to which the risks described below apply to a particular Series varies according to its asset allocation, which is described in its principal investment strategy.

Market Risk — Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of the Series’ investments in the underlying funds will fluctuate, which means that the Series could lose money on their investments.

Management Risk — The underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment advisor will make poor security selections. When making investment decisions for an underlying fund, the Advisor applies its own investment techniques and risk analyses. There can be no guarantee that they will produce the desired results. This risk may cause the underlying funds to underperform other funds with a similar investment objective.

Equity Risk — The prices of equity securities in which the underlying funds invest rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

Small- and Mid-Cap Risk — Small- and mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small- and mid-cap companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. The securities of smaller companies are often traded in the over-the-counter market and, even if listed on a national securities exchange, the trading market (i.e., the volume of trades on any given day) for such securities may be less active than larger companies listed on that exchange.

Consequently, the securities of these companies may be less liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than the securities of larger, more established companies. As a result, the prices of the smaller companies owned by an underlying fund may be volatile.

Interest Rate Risk — An underlying fund’s investments in fixed income securities are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, an underlying fund’s yield will change over time. During periods when interest rates are low, an underlying fund’s yield (and total return) also may be low. Changes in interest rates also may affect an underlying fund’s share price: a sharp rise in interest rates could cause the fund’s share price to fall. This risk is greater when the underlying fund holds bonds with longer maturities. To the extent that the investment advisor of an underlying fund anticipates interest rate trends imprecisely, the underlying fund’s share price could fall.

Credit Risk — Certain of the underlying funds are subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund’s share price to fall. The underlying fund could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations. Below investment-grade bonds (junk bonds) involve greater risks of default or downgrade and are more volatile than investment-grade bonds. Below investment-grade bonds also involve greater risk of price declines than investment-grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of below investment-grade bonds may be more susceptible than other issuers to economic downturns. Such bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the bonds.

Prepayment and Extension Risk — An underlying fund’s investments in fixed income securities are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price. In addition, rising interest rates tend to extend the duration of certain fixed income securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, an underlying fund that holds these securities may exhibit additional volatility. This is known as extension risk. When interest rates decline, borrowers may pay off their fixed income securities sooner than expected. This can reduce the returns of an underlying fund because the fund will have to reinvest that money at the lower prevailing interest rates. This is known as prepayment risk.

Foreign Securities Risk — An underlying fund’s investments in securities of foreign issuers involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. The securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies. An underlying fund with foreign investments may also experience more rapid or extreme changes in value than a fund that invests solely in securities of U.S. companies because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. There also is the risk that the cost of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions. During any period when foreign securities underperform other types of investments —U.S. securities, for instance — the performance of an underlying fund that focuses its investments in foreign securities will lag these investments.

Emerging Markets Risk — Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with an underlying fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Currency Risk — As a result of an underlying fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the underlying fund would be adversely affected. Currencies in non-U.S. countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention by U.S. or foreign governments, central banks or supranational agencies, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United State or abroad.

Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. An underlying fund’s investments in illiquid securities may reduce the returns of a Series because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Large Redemption Risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of a Series’ shares. Redemptions by these institutions or individuals in a Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force a Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

Management

The Advisor

The Series’ advisor is Manning & Napier Advisors, Inc., 290 Woodcliff Drive, Fairport, New York 14450. Manning & Napier Advisors, Inc. was founded in 1970, and it manages over $25 billion for individual and institutional investors. The Advisor is responsible for the day-to-day operations of the Series and generally is responsible for supervision of the Series’ overall business affairs, service providers and officers.

As described below, a team made up of investment professionals and analysts makes all of the Series’ investment decisions.

Portfolio Managers

The Advisor’s Senior Research Group establishes the broad investment policies and guidelines used in the management of the Series. The Advisor’s analysts work with members of the Senior Research Group to develop stock recommendations for the Series in line with the Senior Research Group’s policies and guidelines. Recommendations for stock purchases and sales must be approved by the Senior Research Group before implementation.

The Advisor’s Fixed Income Group, led by Jack Bauer, constructs and monitors the bond portions of the Series’ portfolios. This group develops an interest rate overview and a credit approved list that is reviewed by the Senior Research Group prior to implementation.

The following people serve on the Advisor’s Senior Research Group:

Christian A. Andreach, CFA®, Senior Analyst/Managing Director of Consumer Group
Joined the Advisor in 1999. Senior Analyst since 1999. Managing Director and member of Senior Research Group since 2002.

Jack Bauer, Senior Analyst/Managing Director of Fixed Income
Joined the Advisor in 1990. Senior Analyst since 1990. Managing Director and member of Senior Research Group since 1992.

Jeffrey S. Coons, Ph.D., CFA®, Co-Director of Research/Managing Director of Quantitative Strategies Group
Joined the Advisor in 1993. Co-Director of Research since 2002. Managing Director and member of Senior Research Group since 1993. Executive Group Member* since 1999.

Jeffrey W. Donlon, CFA®, Senior Analyst/Managing Director of Technology Group
Joined the Advisor in 1998. Senior Analyst since 1998. Managing Director and member of Senior Research Group since 2004.

Brian P. Gambill, CFA®, Senior Analyst/Managing Director of Capital Goods & Materials Group
Joined the Advisor in 1997. Senior Analyst since 1997. Managing Director and member of Senior Research Group since 2002.

Jeffrey A. Herrmann, CFA®, Co-Director of Research/Managing Director of Themes and Overviews Group
Joined the Advisor in 1986. Co-Director of Research since 1992. Managing Director and member of Senior Research Group since 1992. Executive Group Member* since 2002.

Brian W. Lester, CFA®, Senior Analyst/Managing Director of Life Sciences Group
Joined the Advisor in 1998. Senior Analyst since 2001. Managing Director and member of Senior Research Group since 2009.

Michael J. Magiera, CFA®, Senior Analyst/Managing Director of Real Estate Group
Joined the Advisor in 1988. Senior Analyst since 1999. Managing Director and member of Senior Research Group since 1992.

Marc Tommasi, Senior Analyst/Managing Director of Global Strategies Group
Joined the Advisor in 1986. Senior Analyst since 1988. Managing Director and member of Senior Research Group since 1992.

Virge J. Trotter, III, CFA®, Senior Analyst/Managing Director of Services Group
Joined the Advisor in 1997. Senior Analyst since 1997. Managing Director and member of Senior Research Group since 2009.

* The Executive Group, consisting of senior executive employee-owners, performs the duties of the Office of the Chief Executive of the Advisor.

The Statement of Additional Information (SAI) contains additional information about the Series’ management team, including the structure of their compensation, their role in managing other accounts, and their ownership of securities in the Series.

Management Fees

The Advisor does not receive an advisory fee for the services it performs for the Series. However, the Advisor is entitled to receive an annual management fee from each of the underlying funds.

With respect to each Series, the Advisor has contractually agreed to limit each class’s total direct annual fund operating expenses to 0.05% exclusive of distribution and service (12b-1) fees. This contractual limitation will remain in effect until at least February 28, 2020 and may be extended. The Advisor’s agreement to limit each class’s operating expenses is limited to direct operating expenses and, therefore, does not apply to AFFE, which are indirect expenses incurred by the Series through their investments in the underlying funds. A discussion regarding the basis for the Board of Directors’ approval of each Series’ investment advisory agreement is available in the Series’ semi-annual report dated April 30, 2009, which covered the period November 1, 2008 through April 30, 2009.

The Advisor may use its own resources to engage in activities that may promote the sale of the Series’ shares, including payments, or other forms of incentives such as discounted fees for products or services of affiliates, to third parties who provide services such as shareholder servicing, marketing support, and distribution assistance to the Series. These fees or other incentives are in addition to any Distribution and Shareholder Services Fee (as defined below) payable under a Rule 12b-1 or service plan of the Fund. The level of payments made to financial intermediaries may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of the Series attributable to the financial intermediary, the particular type of Series, or other measures as agreed to in writing by the Advisor, the Distributor and/or their affiliates and the financial intermediaries or any combination thereof. The amount of these payments is determined at the discretion of the Advisor, the Distributor and/or their affiliates from time to time and may be different for different financial intermediaries based on, for example, the nature of the services provided by the financial intermediary. The Advisor may also, from its own resources, defray or absorb costs relating to distribution, including compensation of employees who are involved in distribution. These payments or discounts may be substantial but are paid or discounted by the Advisor or its affiliates, not by the Series or their shareholders. Such payments may provide an incentive for the financial intermediary to make shares of the Series available to its customers and may allow the Series greater access to the financial intermediary’s customers, and may create a conflict of interest by influencing the financial intermediary to recommend the Series over another investment.

The Distributor

The Class I, Class K, Class R and Class C shares of the Series are offered on a continuous basis through the Fund’s principal underwriter, Manning & Napier Investor Services, Inc. (the Distributor).

Class K, Class R and Class C shares of each Series are subject to an annual distribution and shareholder services fee (a Distribution and Shareholder Services Fee) of up to 0.25%, 0.50% and 1.00% of the Class’s average daily net assets, respectively, in accordance with a distribution and shareholder services plan (the Distribution and Shareholder Services Plan) adopted by the Fund’s Board of Directors pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Distribution and Shareholder Services Fee is intended to compensate the Distributor for services and expenses primarily intended to result in the sale of Class K, Class R and Class C shares and/or in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services to holders of Class K, Class R and Class C shares of the Series. Generally, the Distribution and Shareholder Services Fee will not be retained by the Distributor but will instead be reallowed to financial intermediaries who provide these services.

Expenses and services for which the Distributor or another intermediary or agent may be compensated include, without limitation, expenses (including overhead and telephone expenses) of, and compensation to, employees of the Distributor or of intermediaries who engage in distribution or servicing of Class K, Class R and Class C shares, printing of prospectuses and reports for other than existing Class K, Class R and Class C shareholders, advertising, preparing, printing and distributing sales literature and forwarding communications from the Fund to such persons. The Distribution and Shareholder Services Plan is of the type known as a “compensation” plan. This means that the fees are payable to compensate the Distributor or intermediary for services rendered even if the amount paid exceeds the Distributor’s or intermediary’s expenses. Because these fees are paid out of each Series’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

Class I shares of each Series are not subject to a distribution and/or shareholder services fee.

How to Buy, Exchange, and Redeem Shares

Choosing a Share Class

The Series offer four classes of shares in this prospectus to investors. The four classes of shares are Class I, Class K, Class R and Class C. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class I, Class K, Class R and Class C shares. Contact your financial intermediary or the Fund for more information about the Series’ share classes and how to choose among them.

Class Name	Eligible Investors	Investment Minimums	Distribution and Shareholder Services Fee
Class I	Institutions, such as investment companies, foundations, endowments, banks, trusts and corporate capital and cash management accounts, individual investors, and large employee benefit plans.	Initial – $1,000,000 Minimum Balance Requirement $1,000,000	None
Class K	Employee benefit plans, such as defined benefit plans, defined contribution plans, and 401(k) plans, individual or institutional investors, and financial intermediaries that have entered into an agreement with the Fund’s Distributor to receive compensation for their provision of certain services to Class K shareholders.	Initial – $2,000 Minimum Balance Requirement $1,000	0.25%
Class R	Employee benefit plans, such as defined benefit plans, defined contribution plans, and 401(k) plans, and financial intermediaries that have entered into an agreement with the Fund’s Distributor to receive compensation for their provision of certain services to Class R shareholders.	Initial – $2,000 Minimum Balance Requirement $1,000	0.50%
Class C	Financial intermediaries that have entered into an agreement with the Fund’s Distributor to receive compensation for their provision of certain services to Class C shareholders.	Initial – $2,000 Minimum Balance Requirement $1,000	1.00%

The Fund reserves the right to change or waive a Class’s investment minimums in its sole discretion.

Class I shares are primarily available for direct investment from the Fund, but may be offered through a financial intermediary. Class C, K, and R shares are primarily offered through a financial intermediary, but may be purchased directly from the Fund. Financial intermediaries include financial planners, investment advisors, broker-dealers or other financial institutions with an agreement with the Distributor. An investor may be eligible to purchase more than one share class. However, you may only purchase that class of shares which your financial intermediary sells or services. Your financial intermediary can tell you which class of shares is available through the intermediary.

If you purchase your shares through an intermediary, your financial intermediary may impose different or additional conditions than the Series on purchases, redemptions and exchanges of shares. These differences may include initial, subsequent and maintenance investment requirements, exchange policies, and trading restrictions. Your financial intermediary may independently establish and charge you transaction fees, account fees and other fees in addition to the fees charged by the Series. These additional fees may vary over time and would increase the cost of your investment and lower investment returns. You should consult your financial intermediary directly for information regarding these conditions and fees. The Series are not responsible for the failure of your financial intermediary to carry out its responsibilities.

The Fund reserves the right to determine which potential investors qualify as eligible investors for each share class. Shares of a class held by a non-eligible investor are subject to involuntary redemption by the Fund.

If your account no longer meets the minimum balance requirement for a share class, the Fund may automatically convert the shares in the account to another share class, as appropriate. The Fund will notify you in writing before any mandatory conversion occurs.

How to Buy Shares

Class K, Class R and Class C shares may be offered through a financial intermediary. Shareholders holding shares through a financial intermediary should contact their intermediary to learn how to place orders to buy shares.

Shareholders holding shares directly with the Fund may purchase shares directly from the Fund, as described below.

The initial minimum investment for each Series’ Class K, C, and R shares is $2,000. The initial minimum investment for each Series’ Class I shares is $1,000,000. These investment minimums may be waived for certain qualified retirement plans. Employees of the Advisor or its affiliates may invest in the Series’ Class K shares with a minimum initial investment of $250. The Fund reserves the right to change or waive the investment minimum in its sole discretion. The Fund also reserves the right to reject purchase orders or to stop offering its shares without notice to shareholders. The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund under certain limited circumstances.

Check Acceptance Policy

The Fund reserves the right to reject certain forms of payment for share purchases. The Fund maintains a check acceptance policy for share purchases. Investments that are received in an unacceptable form will be returned. Checks must be made payable to the Manning & Napier Fund, Inc. and must be in U.S. dollars. The Fund will not accept cash, third party checks, starter checks, travelers checks, credit card checks or money orders.

The Fund will not accept a P.O. Box as a primary address. A physical address must be used. A P.O. Box may be used as a mailing address only. Shareholder information is subject to independent identity verification and may be shared, as permitted by law and the Fund’s Privacy Policy, for identifying and reporting suspected money laundering and terrorist activity. Please review your account application for additional information.

By Mail

Opening an account

•	Send a check payable to Manning & Napier Fund, Inc. with the completed original account application.

The address is:

Manning & Napier Fund, Inc.

P.O. Box 9845

Providence, RI 02940-8045

•	To request an account application, call the Fund at 1-800-466-3863.

Adding to an account

•	Send a check payable to Manning & Napier Fund, Inc. and a letter of instruction with the name of the Series to be purchased and the account name and number to the above address.

By Wire

Opening or adding to an account

•	After the Fund has received your completed account application, you may wire funds to open or add shares to your account. Before sending a wire, call 1-800-466-3863 for wire instructions.

By Telephone

Adding to an Account

•

You may use the Telephone Purchase feature to add to an existing account. To use this service, call 1-800-466-3863 to request a debit from your pre-authorized checking account. Your bank must be a member of the Automated Clearing House (ACH) to use this feature. Any purchases made through this feature will be posted to your account at the NAV calculated on the next business day after your call that both the NYSE and banks are open.

Through the Internet

Adding to an Account

•

If you are a registered user of the Fund's website, you may use the Internet to add to an existing account by requesting a debit from your bank account. To use this service, go to www.manningnapieradvisors.com, click on the “login” button in the top right hand corner of the screen, and follow the prompts. Any purchases made through this feature will be posted to your account at the NAV calculated on the next business day after your order that both the NYSE and banks are open.

Automatic Investment Plan

You may participate in the Automatic Investment Plan by completing the applicable section of the account application or by contacting the Fund. Through the plan, you can authorize transfers of a specified amount from your bank account into the Series on a regular basis. The minimum amount of each investment is $25. If you have insufficient funds in your account to complete a transfer, your bank may charge you a fee.

How to Exchange Shares

Subject to the conditions discussed in the “Excessive Trading” section below, shareholders may exchange shares of a Series for a class of shares of any other Series of the Fund currently available for investment if the registration of both accounts is identical and the exchange order and shareholder meet the minimum investment and other requirements for the Series and class into which they are exchanging. Please read the prospectus of the Series into which you wish to exchange prior to requesting the exchange. The Fund may alter, limit or suspend its exchange privilege on 60 days’ notice.

The Fund’s exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Fund. For more information about the Fund’s policy on excessive trading, see “Excessive Trading.”

An exchange involves a redemption of shares surrendered in the exchange, and therefore it may cause the shareholder to realize a gain that may be subject to income tax. However, an exchange between share classes is not a taxable event.

Shareholders holding shares through a financial intermediary should contact their financial intermediary to learn how to place exchange orders.

Shareholders holding shares directly with the Fund may place exchange orders directly with the Fund, as described below.

By Mail

•	Send a letter of instruction to Manning & Napier Fund, Inc., at the address on page 37, signed by each registered account owner, exactly as your names appear on the account registration.

•	Provide the name of the current Series, the class of shares, the Series to exchange into, and the dollar amount to be exchanged.

•	Provide both account numbers.

By Telephone

•	Unless you have declined telephone privileges, call the Fund at 1-800-466-3863.

•	Provide the name of the current Series, the class of shares, the Series to exchange into, and the dollar amount to be exchanged.

•	Provide both account numbers.

•	We may ask for identification, and all telephone transactions are recorded.

Through the Internet

•

If you are a registered user of the Fund's website, you may use the Internet to exchange shares between Series. To use this service, go to www.manningnapieradvisors.com, click on the “login” button in the top right hand corner of the screen, and follow the prompts. Any exchanges made through this feature prior to the close of trading on the NYSE on a business day will be posted to your account at the NAV calculated on that day.

How to Redeem Shares

The Fund may postpone payment of redemption proceeds for up to seven days, or suspend redemptions to the extent permitted by law. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 10 days from your date of purchase). Likewise, certain types of account maintenance, such as address changes, result in a thirty calendar day hold on your account during which any redemption requests must include a Medallion Guarantee.

Shareholders holding shares through a financial intermediary should contact their financial intermediary to learn how to place redemption orders.

Shareholders holding shares directly with the Fund may place redemption orders directly with the Fund, as described below.

By Mail

•	Send a letter of instruction to Manning & Napier Fund, Inc., at the address on page 37, signed by each registered account owner, exactly as your names appear in the account registration.

•	State the name of the Series, the class of shares, and the number of shares or dollar amount to be sold.

•	Provide the account number.

•	Medallion Guarantees may be required.

•	Additional documentation may be required (call the Fund for details).

By Telephone

•	Unless you have declined telephone privileges, call us at 1-800-466-3863.

•	Provide the name of the Series in which you wish to sell shares, the class of shares, and the dollar amount to be redeemed.

•	Provide your account number.

•	We may ask for identification, and all telephone calls are recorded.

•	Redemption proceeds from sales requested by telephone will be sent only to the address of record or a bank account that is already on file with us.

•	Amounts over $100,000 may only be sent to a pre-designated bank account.

Through the Internet

•

If you are a registered user of the Fund's website, you may use the Internet to redeem shares from your account. To use this service, go to www.manningnapieradvisors.com, click on the “login” button in the top right hand corner of the screen, and follow the prompts. Proceeds from redemptions requested over the Internet will be sent only to your address of record or a bank account that is already on file with us. Any redemptions made through this feature prior to the close of trading on the NYSE on a business day will be posted to your account at the NAV calculated on that day.

Investment and Account Information

More about Purchases, Exchanges, and Redemptions

All orders to purchase, exchange, or redeem shares must be sent to the transfer agent at the address on page 37 or to an authorized financial intermediary. With the exception of purchase orders via telephone or the Internet, transaction requests received in good order (i.e., with all required information, signatures and documentation) before the close of regular trading on the NYSE on a business day will be executed at that day’s share price. Purchase orders via telephone or Internet will be posted to your account at the NAV calculated on the next business day after your order that both the NYSE and banks are open. The close of regular trading is typically 4:00 p.m. Eastern time, although it may be earlier. The Fund is open for business each day the NYSE is open. All orders must include the required documentation and signatures, and all purchase orders must be accompanied by proper payment.

The Fund has authorized several financial intermediaries to accept purchase and redemption orders on its behalf, and those intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund’s behalf. Orders placed with an authorized financial intermediary will be processed at the share price of the Series next computed after they are received in good order by the financial intermediary or its designee, provided that such orders are transmitted to the Fund’s transfer agent in accordance with the Fund’s procedures and applicable law. Accordingly, for you to receive the current business day’s share price, your order must be received by an authorized financial intermediary in good order before the close of regular trading on the NYSE.

The Series’ distributor imposes no sales charge on purchases and redemptions of shares of the Series. However, your financial intermediary may charge you a transaction fee on purchases and redemptions.

Excessive Trading

The Series is intended for long-term investment purposes only. Do not invest in the Fund if you are a market timer. The Fund’s Board of Directors has adopted policies and procedures designed to detect and deter “market timing” or other types of excessive short-term trading by shareholders. Excessive trading into and out of a Series may present risks to the Series’ long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Series’ investment strategies, triggering the recognition of taxable gains and losses on the sale of the Series’ investments, requiring the Series to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. In addition, the Fund may, in its sole discretion, reject or limit purchase orders (including purchases by exchange) by an investor or group of investors for any reason without prior notice, including when it believes in its sole discretion that the trading activity in the account(s) would be detrimental to the Series. For purposes of applying these policies, the Fund and its service providers may consider the trading history of accounts under common ownership or control.

Shareholders may make up to 2 “round trips” during any 90 day period. A “round trip” is defined as a purchase or exchange into a Series followed by a redemption or exchange out of the same Series. After the second “round trip”, the Fund may block for a period of 90 days additional purchases and exchange purchases into the Fund from your account or any account with the same tax identification number or broker identification number.

The following types of transactions will be exempted from these procedures:

•	Transactions under certain monetary thresholds that have been determined by the Fund, in its sole discretion, not to be harmful or disruptive to the Series

•	Systematic withdrawals

•	Automatic investments (including investments made by payroll deduction)

•	Mandatory distributions from IRAs and retirement plans

•	IRA transfers and rollovers

•	Roth IRA conversions and recharacterizations

•	Reinvestments of dividends and capital gains

The Fund’s ability to monitor trades that are placed by individual shareholders of omnibus accounts, which are accounts maintained by financial intermediaries on behalf of multiple beneficial shareholders, is limited to the extent that the Fund does not have direct access to the underlying shareholder account information. However, the Fund and/or its service providers monitor aggregate trades placed in omnibus accounts and seek to work with financial intermediaries to discourage shareholders from engaging in market timing and to restrict excessive trading. The Fund and/or its service providers have entered into agreements with such financial intermediaries that require the financial intermediaries to provide the Fund and/or its service providers with certain shareholder transaction information to enable the Fund and/or its service providers to review the trading activity in the omnibus accounts. If excessive trading is identified in an omnibus account, the Fund will work with the financial intermediary to restrict trading by the shareholder and may require the financial intermediary to prohibit the shareholder from future purchases or exchanges into the Series. Transactions placed by shareholders through financial intermediaries in violation of the Fund’s excessive trading policy may be cancelled or the shares purchased may be redeemed by the Fund.

The Fund may also defer to a financial intermediary’s frequent trading policies with respect to those shareholders who invest in the Series through such intermediary. The Fund will defer to an intermediary’s policies only after the Fund determines that the intermediary’s frequent trading policies adequately protect Series shareholders. Transactions by Series shareholders investing through such intermediaries will be subject to the restrictions of the intermediary’s frequent trading policies, which may differ from those of the Fund. Shareholders who invest through financial intermediaries should consult with their intermediaries to determine the frequent trading restrictions that apply to their Series transactions.

The Fund and its service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund’s policies and procedures described in this prospectus and approved by the Fund’s Board of Directors.

Despite these efforts, however, the Fund and its service providers may not be able to detect or prevent all instances of short-term trading in the Series, and, as a result, frequent trading could adversely affect the Series and its long-term shareholders as discussed above. For example, certain investors who engage in market timing and other short-term trading activities may employ a variety of techniques to avoid detection. Further, the detection of frequent trading patterns and the blocking of further trading are inherently subjective and therefore involve some selectivity in their application. The Fund and its service providers, however, seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Series’ long-term shareholders.

The Fund may amend these policies and procedures in response to changing regulatory requirements or to enhance their effectiveness.

Telephone and Internet Transactions

When you place a purchase, exchange, or redemption order by telephone or through the Internet, we may record the telephone call, request identifying information, or take other steps designed to prevent fraudulent orders. We are not responsible for any losses that may occur as long as we follow procedures reasonably designed to ensure that an order appears genuine. Interruptions in service may mean that a shareholder will be unable to effect a telephone or Internet order when desired. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

Accounts with Low Balances

If your account falls below the minimum balance requirement for your share class (see table above) due to the redemption of shares, the Fund may ask you to bring your account up to the minimum requirement. If your account is still below the minimum balance requirement after 60 days, the Fund may close your account and send you the redemption proceeds.

In-Kind Redemptions

The Fund may make payment for shares redeemed in part by giving you portfolio securities. As a redeeming shareholder, you will pay transaction costs to dispose of these securities.

Medallion Guarantees

A Medallion Guarantee will be required for a written request to sell shares if the proceeds are to be sent to an address other than the address of record or to a bank account that is not already on file with us. A Medallion Guarantee will also be required to change the account registration, for written redemption requests for amounts over $100,000, or for certain other requests.

A Medallion Guarantee is a type of signature guarantee that can be obtained from most brokers, banks, savings institutions or credit unions. A Medallion Guarantee is a formal certification offered by firms participating in the Medallion Stamp Program that guarantees a signature is original and authentic. Please note that we cannot accept notarization by a notary public.

Valuation of Shares

Each Series offers its shares at the NAV per share of the Series. Each Series calculates its NAV for each of its share classes once daily as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) on each day the exchange is open. If the exchange closes early, the Series will accelerate the calculation of their NAVs and transaction deadlines to that time.

In valuing underlying fund investments, the Series use the NAVs reported by the underlying funds. In valuing other portfolio securities, if any, the Series use market quotations and valuations provided by independent pricing services. If market prices are not readily available or the Advisor reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the close of the relevant market, a Series will price those securities at fair value as determined in good faith using methods approved by the Board of Directors. A Series’ determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Series assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. The respective prospectuses for the underlying funds in which the Series invest explain the circumstances in which those funds will use fair value pricing and the effects of fair value pricing.

Communicating with the Manning & Napier Fund

By Phone: You can reach us at 1-800-466-3863 business days from 8:00 a.m. to 6:00 p.m. Eastern time. Telephone calls may be recorded. You can also obtain automated account information, such as share prices and account balances, 24 hours a day, 7 days a week, by calling this number.

By Mail:

Manning & Napier Fund, Inc.

P.O. Box 9845

Providence, RI 02940-8045

By Overnight Mail:

Manning & Napier Fund, Inc.

101 Sabin Street

Pawtucket, RI 02860

Disclosure of the Series’ Portfolio Holdings

The Series disclose their complete portfolio holdings in each Annual and Semi-Annual Report and, following the first and third fiscal quarters, in a quarterly holdings report filed with the Securities and Exchange Commission (SEC) on Form N-Q.

Annual and Semi-Annual Reports are distributed to Series shareholders and the most recent Reports are available on the Fund’s website at www.manningnapieradvisors.com. Quarterly holdings reports filed with the SEC are not distributed to Series shareholders, but are available, free of charge, on the EDGAR Database on the SEC’s website, www.sec.gov. In addition, each Series’ month-end and quarter-end complete portfolio holdings are available on the Fund’s website. This information is provided with a lag of at least eight days. Portfolio holdings information will be available on the website at least until it is superseded by a quarterly portfolio holdings report distributed to shareholders (with respect to Annual and Semi-Annual Reports) or filed with the SEC (with respect to a Form N-Q). A Series may also disclose certain commentary and analytical, statistical, performance or similar information relating to the Series or its portfolio holdings if such disclosure is deemed to be for a legitimate business purpose and the information is deemed to be non-material. A description of the Fund’s policy and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the SAI.

Dividends, Distributions, and Taxes

Dividends and Distributions

Each Series generally:

•	Pays dividends twice a year, in June and December.

•	Makes capital gains distributions, if any, once a year, typically in December.

A Series may pay additional distributions and dividends at other times if necessary for the Series to avoid a federal tax.

Capital gain distributions and dividends are reinvested in additional shares of the same Series and Class that you hold. Alternatively, except as discussed below, you can instruct the Fund in writing or by telephone to have your capital gains and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent after the record date will not be effective until the next distribution or dividend is made. Regardless of your election, all capital gain distributions and dividends less than $10 will be reinvested. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Taxes

Dividends are paid from income earned on the Series’ portfolio holdings as well as from interest on its cash investments. Distributions of capital gain will be treated as long-term or short-term gain depending on how long the Series held the securities sold, without regard to how long you have owned your shares of the Series.

Transaction	Federal Tax Status
Redemption or exchange of shares	Usually taxable as capital gain or loss; long-term only if shares owned more than one year
Long-term capital gain distributions	Taxable as long-term capital gain
Short-term capital gain distributions	Generally taxable as ordinary income
Dividends	Taxable as ordinary income unless they qualify for treatment as qualified dividend income

For taxable years beginning on or before December 31, 2010, distributions of investment income designated by the Series as derived from qualified dividend income may qualify to be taxed at the lower rate applicable to long-term capital gains. This rate is currently 15% (lower rates apply to individuals in lower tax brackets).

If you are a taxable investor, you may want to avoid buying shares when a Series is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

Generally, any sale or exchange of your shares is a taxable event. For tax purposes, an exchange of your shares for shares of another Series is treated the same as a sale. An exchange between classes within a Series is not reported as a taxable sale.

After the end of each year, the Fund will provide you with information about the distributions and dividends that you received and any redemptions of shares during the previous year. In calculating your gain or loss on any sale of shares, note that your tax basis in your shares is increased by the amounts of dividends and distributions that you have reinvested in a Series. Dividends and distributions are taxable as described above whether received in cash or reinvested.

If you do not provide the Fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 28% of your distributions, dividends and redemption proceeds.

Because each shareholder’s circumstances are different and special tax rules may apply, you should consult with your tax adviser about your investment in the Series and your receipt of dividends, distributions or redemption proceeds.

Financial Highlights

The financial highlights tables are intended to help you understand the Series’ financial performance for the period of their operations. Certain information reflects financial results for a single share. The total returns in the tables represent the rate that an investor would have earned, or lost, on an investment in the Series (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Series’ financial statements, is included in the annual report, which is available upon request.

Target Income Series Class I
	For the Year Ended 10/31/09	For the Period 3/28/08[1] to 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.32	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.06	0.05
Net realized and unrealized gain (loss) on underlying series	1.04	(0.73)

Total from investment operations	1.10	(0.68)

Less distributions to shareholders:
From net investment income	(0.25)	—

Net asset value - End of period	$10.17	$9.32

Net assets - End of period (000’s omitted)	$58	$93 [3]

Total return[4]	12.06%	(6.80%)
Ratios (to average net assets)/Supplemental Data:
Expenses*[5]	0.05%	0.05%[6]
Net investment income	0.66%	0.85%[6]
Series portfolio turnover[7]	13%	0%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts[5] :
	54.69%	43,107%[6,8]

1 Commencement of operations.

2 Calculated based on average shares outstanding during the period.

3 Represents the whole number without rounding to the 000’s.

4 Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

5 Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.70%.

6 Annualized.

7 Reflects activity of the Series and does not include the activity of the underlying series.

8 The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

Target Income Series Class K

	For the Year Ended 10/31/09	For the Period 3/28/08[1] to 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.30	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	0.03	(0.01)
Net realized and unrealized gain (loss) on underlying series	1.04	(0.69)

Total from investment operations	1.07	(0.70)

Less distributions to shareholders:
From net investment income	(0.24)	—

Net asset value - End of period	$10.13	$9.30

Net assets - End of period (000’s omitted)	$42,116	$70,620 [3]

Total return[4]	11.80%	(7.00%)
Ratios (to average net assets)/Supplemental Data:
Expenses*[5]	0.30%	0.30%[6]
Net investment income (loss)	0.31%	(0.27%)[6]
Series portfolio turnover[7]	13%	0%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts[5]:
	0.41%	1,571%[6,8]
Target Income Series Class R
	For the Year Ended 10/31/09	For the Period 3/28/08[1] to 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.29	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.05)	0.02
Net realized and unrealized gain (loss) on underlying series	1.09	(0.73)

Total from investment operations	1.04	(0.71)

Less distributions to shareholders:
From net investment income	(0.25)	—

Net asset value - End of period	$10.08	$9.29

Net assets - End of period (000’s omitted)	$54	$93 [3]

Total return[4]	11.44%	(7.10%)
Ratios (to average net assets)/Supplemental Data:
Expenses*[5]	0.55%	0.55%[6]
Net investment income (loss)	(0.51%)	0.34%[6]
Series portfolio turnover[7]	13%	0%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts[5] :
	169.34%	43,127%[6,8]

1 Commencement of operations.

2 Calculated based on average shares outstanding during the period.

3 Represents the whole number without rounding to the 000’s.

4 Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

5 Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.70%.

6 Annualized.

7 Reflects activity of the Series and does not include the activity of the underlying series.

8 The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

Target Income Series Class C

	For the Year Ended 10/31/09	For the Period 3/28/08[1] to 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.26	$10.00

Income (loss) from investment operations:
Net investment loss[2]	(0.03)	(0.01)
Net realized and unrealized gain (loss) on underlying series	1.02	(0.73)

Total from investment operations	0.99	(0.74)

Less distributions to shareholders:
From net investment income	(0.25)	—

Net asset value - End of period	$10.00	$9.26

Net assets - End of period (000’s omitted)	$330	$93 [3]

Total return[4]	10.91%	(7.40%)
Ratios (to average net assets)/Supplemental Data:
Expenses*[5]	1.05%	1.05%[6]
Net investment loss	(0.30%)	(0.15%)[6]
Series portfolio turnover[7]	13%	0%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts[5] :
	10.70%	43,147%[6,8]

1 Commencement of operations.

2 Calculated based on average shares outstanding during the period.

3 Represents the whole number without rounding to the 000’s.

4 Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

5 Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.70%.

6 Annualized.

7 Reflects activity of the Series and does not include the activity of the underlying series.

8 The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

Target 2010 Series Class I
	For the Year Ended 10/31/09	For the Period 3/28/08[1] to 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$8.63	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.07	0.05
Net realized and unrealized gain (loss) on underlying series	1.12	(1.42)

Total from investment operations	1.19	(1.37)

Less distributions to shareholders:
From net investment income	(0.20)	—

Net asset value - End of period	$9.62	$8.63

Net assets - End of period (000’s omitted)	$469	$159 [3]

Total return[4]	14.23%	(13.70%)
Ratios (to average net assets)/Supplemental Data:
Expenses*[5]	0.05%	0.05%[6]
Net investment income	0.83%	0.86%[6]
Series portfolio turnover[7]	9%	0%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts[5] :
	8.26%	42,439%[6,8]

Target 2010 Series Class K

	For the Year Ended 10/31/09	For the Period 3/28/08[1] to 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$8.61	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	0.02	(0.01)
Net realized and unrealized gain (loss) on underlying series	1.15	(1.38)

Total from investment operations	1.17	(1.39)

Less distributions to shareholders:
From net investment income	(0.20)	—

Net asset value - End of period	$9.58	$8.61

Net assets - End of period (000’s omitted)	$15,782	$101,213 [3]

Total return[4]	13.97%	(13.90%)
Ratios (to average net assets)/Supplemental Data:
Expenses*[5]	0.30%	0.30%[6]
Net investment income (loss)	0.19%	(0.28%)[6]
Series portfolio turnover[7]	9%	0%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts[5] :
	1.31%	1,071%[6,8]

1 Commencement of operations.

2 Calculated based on average shares outstanding during the period.

3 Represents the whole number without rounding to the 000’s.

4 Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

5 Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.85%.

6 Annualized.

7 Reflects activity of the Series and does not include the activity of the underlying series.

8 The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

Target 2010 Series Class R
	For the Year Ended 10/31/09	For the Period 3/28/08[1] to 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$8.61	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.05)	0.02
Net realized and unrealized gain (loss) on underlying series	1.18	(1.41)

Total from investment operations	1.13	(1.39)

Less distributions to shareholders:
From net investment income	(0.20)	—

Net asset value - End of period	$9.54	$8.61

Net assets - End of period (000’s omitted)	$284	$86 [3]

Total return[4]	13.54%	(13.90%)
Ratios (to average net assets)/Supplemental Data:
Expenses*[5]	0.55%	0.55%[6]
Net investment income (loss)	(0.55%)	0.36%[6]
Series portfolio turnover[7]	9%	0%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts[5] :
	25.36%	42,882%[6,8]

Target 2010 Series Class C

	For the Year Ended 10/31/09	For the Period 3/28/08[1] to 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$8.58	$10.00

Income (loss) from investment operations:
Net investment loss[2]	(0.01)	(0.05)
Net realized and unrealized gain (loss) on underlying series	1.10	(1.37)

Total from investment operations	1.09	(1.42)

Less distributions to shareholders:
From net investment income	(0.18)	—

Net asset value - End of period	$9.49	$8.58

Net assets - End of period (000’s omitted)	$1,471	$98,226 [3]

Total return[4]	13.13%	(14.20%)
Ratios (to average net assets)/Supplemental Data:
Expenses*[5]	1.05%	1.05%[6]
Net investment loss	(0.12%)	(1.03%)[6]
Series portfolio turnover[7]	9%	0%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts[5] :
	5.01%	919%[6,8]

1 Commencement of operations.

2 Calculated based on average shares outstanding during the period.

3 Represents the whole number without rounding to the 000’s.

4 Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

5 Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.85%.

6 Annualized.

7 Reflects activity of the Series and does not include the activity of the underlying series.

8 The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

Target 2020 Series Class I
	For the Year Ended 10/31/09	For the Period 3/28/08[1] to 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$8.15	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	0.10	— [9]
Net realized and unrealized gain (loss) on underlying series	1.15	(1.85)

Total from investment operations	1.25	(1.85)

Less distributions to shareholders:
From net investment income	(0.21)	—

Net asset value - End of period	$9.19	$8.15

Net assets - End of period (000’s omitted)	$1,927	$51,467 [3]

Total return[4]	15.98%	(18.50%)
Ratios (to average net assets)/Supplemental Data:
Expenses*[5]	0.05%	0.05%[6]
Net investment income (loss)	1.22%	(0.02%)[6]
Series portfolio turnover[7]	9%	31%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts[5] :
	2.90%	871%[6,8]

Target 2020 Series Class K

	For the Year Ended 10/31/09	For the Period 3/28/08[1] to 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$8.14	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.02	0.04
Net realized and unrealized gain (loss) on underlying series	1.21	(1.90)

Total from investment operations	1.23	(1.86)

Less distributions to shareholders:
From net investment income	(0.21)	—

Net asset value - End of period	$9.16	$8.14

Net assets - End of period (000’s omitted)	$30,089	$157 [3]

Total return[4]	15.72%	(18.60%)
Ratios (to average net assets)/Supplemental Data:
Expenses*[5]	0.30%	0.30%[6]
Net investment income	0.28%	0.74%[6]
Series portfolio turnover[7]	9%	31%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts[5] :
	0.72%	34,421%[6,8]

1 Commencement of operations.

2 Calculated based on average shares outstanding during the period.

3 Represents the whole number without rounding to the 000’s.

4 Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

5 Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.85%.

6 Annualized.

7 Reflects activity of the Series and does not include the activity of the underlying series.

8 The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

9 Less than $0.01.

Target 2020 Series Class R
	For the Year Ended 10/31/09	For the Period 3/28/08[1] to 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$8.13	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.05)	0.04
Net realized and unrealized gain (loss) on underlying series	1.23	(1.91)

Total from investment operations	1.18	(1.87)

Less distributions to shareholders:
From net investment income	(0.21)	—

Net asset value - End of period	$9.10	$8.13

Net assets - End of period (000’s omitted)	$562	$81 [3]

Total return[4]	15.13%	(18.70%)
Ratios (to average net assets)/Supplemental Data:
Expenses*[5]	0.55%	0.55%[6]
Net investment income (loss)	(0.54%)	0.62%[6]
Series portfolio turnover[7]	9%	31%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts[5] :
	14.54%	38,136%[6,8]

Target 2020 Series Class C

	For the Year Ended 10/31/09	For the Period 3/28/08[1] to 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$8.10	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	0.02	(0.05)
Net realized and unrealized gain (loss) on underlying series	1.13	(1.85)

Total from investment operations	1.15	(1.90)

Less distributions to shareholders:
From net investment income	(0.19)	—

Net asset value - End of period	$9.06	$8.10

Net assets - End of period (000’s omitted)	$2,123	$228,171 [3]

Total return[4]	14.74%	(19.00%)
Ratios (to average net assets)/Supplemental Data:
Expenses*[5]	1.05%	1.05%[6]
Net investment income (loss)	0.25%	(1.05%)[6]
Series portfolio turnover[7]	9%	31%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts[5] :
	3.08%	158%[6,8]

1 Commencement of operations.

2 Calculated based on average shares outstanding during the period.

3 Represents the whole number without rounding to the 000’s.

4 Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

5 Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.85%.

6 Annualized.

7 Reflects activity of the Series and does not include the activity of the underlying series.

8 The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

Target 2030 Series Class I
	For the Year Ended 10/31/09	For the Period 3/28/08[1] to 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$7.82	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.11	0.01
Net realized and unrealized gain (loss) on underlying series	1.14	(2.19)

Total from investment operations	1.25	(2.18)

Less distributions to shareholders:
From net investment income	(0.17)	—

Net asset value - End of period	$8.90	$7.82

Net assets - End of period (000’s omitted)	$1,316	$12,591 [3]

Total return[4]	16.56%	(21.80%)
Ratios (to average net assets)/Supplemental Data:
Expenses*[5]	0.05%	0.05%[6]
Net investment income	1.37%	0.16%[6]
Series portfolio turnover[7]	9%	—%[8]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts[5] :
	6.18%	14,979%[6,9]

Target 2030 Series Class K

	For the Year Ended 10/31/09	For the Period 3/28/08[1] to 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$7.81	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.01	0.03
Net realized and unrealized gain (loss) on underlying series	1.20	(2.22)

Total from investment operations	1.21	(2.19)

Less distributions to shareholders:
From net investment income	(0.17)	—

Net asset value - End of period	$8.85	$7.81

Net assets - End of period (000’s omitted)	$23,597	$118 [3]

Total return[4]	16.05%	(21.90%)
Ratios (to average net assets)/Supplemental Data:
Expenses*[5]	0.30%	0.30%[6]
Net investment income	0.14%	0.54%[6]
Series portfolio turnover[7]	9%	—%[8]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts[5] :
	0.97%	37,175%[6,9]

1 Commencement of operations.

2 Calculated based on average shares outstanding during the period.

3 Represents the whole number without rounding to the 000’s.

4 Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

5 Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series were 0.85%.

6 Annualized.

7 Reflects activity of the Series and does not include the activity of the underlying series.

8 Less than 1%.

9 The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

Target 2030 Series Class R
	For the Year Ended 10/31/09	For the Period 3/28/08[1] to 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$7.79	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.05)	0.02
Net realized and unrealized gain (loss) on underlying series	1.26	(2.23)

Total from investment operations	1.21	(2.21)

Less distributions to shareholders:
From net investment income	(0.17)	—

Net asset value - End of period	$8.83	$7.79

Net assets - End of period (000’s omitted)	$328	$78 [3]

Total return[4]	16.09%	(22.10%)
Ratios (to average net assets)/Supplemental Data:
Expenses*[5]	0.55%	0.55%[6]
Net investment income (loss)	(0.53%)	0.31%[6]
Series portfolio turnover[7]	9%	—%[8]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts[5] :
	28.67%	38,768%[6,9]

Target 2030 Series Class C

	For the Year Ended 10/31/09	For the Period 3/28/08[1] to 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$7.77	$10.00

Income (loss) from investment operations:
Net investment (loss)[2]	(0.02)	(0.01)
Net realized and unrealized gain (loss) on underlying series	1.19	(2.22)

Total from investment operations	1.17	(2.23)

Less distributions to shareholders:
From net investment income	(0.16)	—

Net asset value - End of period	$8.78	$7.77

Net assets - End of period (000’s omitted)	$1,034	$78 [3]

Total return[4]	15.57%	(22.30%)
Ratios (to average net assets)/Supplemental Data:
Expenses*[5]	1.05%	1.05%[6]
Net investment loss	(0.22%)	(0.17%)[6]
Series portfolio turnover[7]	9%	—%[8]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts[5] :
	5.84%	38,789%[6,9]

1 Commencement of operations.

2 Calculated based on average shares outstanding during the period.

3 Represents the whole number without rounding to the 000’s.

4 Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

5 Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series were 0.85%.

6 Annualized.

7 Reflects activity of the Series and does not include the activity of the underlying series.

8 Less than 1%.

9 The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

Target 2040 Series Class I
	For the Year Ended 10/31/09	For the Period 3/28/08[1] to 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$7.60	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.07	— [10]
Net realized and unrealized gain (loss) on underlying series	1.32	(2.40)

Total from investment operations	1.39	(2.40)

Less distributions to shareholders:
From net investment income	(0.16)	—

Net asset value - End of period	$8.83	$7.60

Net assets - End of period (000’s omitted)	$428	$28,539 [3]

Total return[4]	18.86%	(24.00%)
Ratios (to average net assets)/Supplemental Data:
Expenses*[5]	0.05%	0.05%[6]
Net investment income (loss)	0.93%	(0.04%)[6]
Series portfolio turnover[7]	7%	—%[8]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts[5] :
	18.65%	767%[6,9]

Target 2040 Series Class K

	For the Year Ended 10/31/09	For the Period 3/28/08[1] to 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$7.58	$10.00

Income (loss) from investment operations:
Net investment income[2]	— [10]	0.02
Net realized and unrealized gain (loss) on underlying series	1.36	(2.44)

Total from investment operations	1.36	(2.42)

Less distributions to shareholders:
From net investment income	(0.15)	—

Net asset value - End of period	$8.79	$7.58

Net assets - End of period (000’s omitted)	$12,880	$76 [3]

Total return[4]	18.60%	(24.20%)
Ratios (to average net assets)/Supplemental Data:
Expenses*[5]	0.30%	0.30%[6]
Net investment income	0.05%	0.40%[6]
Series portfolio turnover[7]	7%	—%[8]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts[5] :
	2.10%	28,865%[6,9]

1 Commencement of operations.

2 Calculated based on average shares outstanding during the period.

3 Represents the whole number without rounding to the 000’s.

4 Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

5 Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.85%.

6 Annualized.

7 Reflects activity of the Series and does not include the activity of the underlying series.

8 Less than 1%.

9 The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

10 Less than $0.01.

Target 2040 Series Class R

	For the Year Ended 10/31/09	For the Period 3/28/08[1] to 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$7.58	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.02)	0.01
Net realized and unrealized gain (loss) on underlying series	1.35	(2.43)

Total from investment operations	1.33	(2.42)

Less distributions to shareholders:
From net investment income	(0.15)	—

Net asset value - End of period	$8.76	$7.58

Net assets - End of period (000’s omitted)	$504	$76 [3]

Total return[4]	18.21%	(24.20%)
Ratios (to average net assets)/Supplemental Data:
Expenses*[5]	0.55%	0.55%[6]
Net investment income (loss)	(0.21%)	0.14%[6]
Series portfolio turnover[7]	7%	—%[8]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts[5] :
	16.27%	28,865%[6,9]

Target 2040 Series Class C

	For the Year Ended 10/31/09	For the Period 3/28/08[1] to 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$7.55	$10.00

Income (loss) from investment operations:
Net investment loss[2]	(0.06)	(0.02)
Net realized and unrealized gain (loss) on underlying series	1.36	(2.43)

Total from investment operations	1.30	(2.45)

Less distributions to shareholders:
From net investment income	(0.15)	—

Net asset value - End of period	$8.70	$7.55

Net assets - End of period (000’s omitted)	$440	$75 [3]

Total return[4]	17.88%	(24.50%)
Ratios (to average net assets)/Supplemental Data:
Expenses*[5]	1.05%	1.05%[6]
Net investment loss	(0.65%)	(0.36%)[6]
Series portfolio turnover[7]	7%	—%[8]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts[5] :
	15.19%	28,898%[6,9]

1 Commencement of operations.

2 Calculated based on average shares outstanding during the period.

3 Represents the whole number without rounding to the 000’s.

4 Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

5 Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.85%.

6 Annualized.

7 Reflects activity of the Series and does not include the activity of the underlying series.

8 Less than 1%.

9 The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

Target 2050 Series Class I
	For the Year Ended 10/31/09	For the Period 3/28/08[1] to 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$7.60	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.16	— [9]
Net realized and unrealized gain (loss) on underlying series	1.37	(2.40)

Total from investment operations	1.53	(2.40)

Less distributions to shareholders:
From net investment income	(0.23)	—

Net asset value - End of period	$8.90	$7.60

Net assets - End of period (000’s omitted)	$79	$17,863 [3]

Total return[4]	21.07%	(24.00%)
Ratios (to average net assets)/Supplemental Data:
Expenses*[5]	0.05%	0.05%[6]
Net investment income (loss)	2.07%	(0.03%)[6]
Series portfolio turnover[7]	46%	1%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts[5] :
	141.53%	1,903%[6,8]

Target 2050 Series Class K

	For the Year Ended 10/31/09	For the Period 3/28/08[1] to 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$7.58	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.02)	0.02
Net realized and unrealized gain (loss) on underlying series	1.52	(2.44)

Total from investment operations	1.50	(2.42)

Less distributions to shareholders:
From net investment income	(0.23)	—

Net asset value - End of period	$8.85	$7.58

Net assets - End of period (000’s omitted)	$1,047	$76 [3]

Total return[4]	20.71%	(24.20%)
Ratios (to average net assets)/Supplemental Data:
Expenses*[5]	0.30%	0.30%[6]
Net investment income (loss)	(0.24%)	0.40%[6]
Series portfolio turnover[7]	46%	1%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts[5] :
	25.10%	35,232%[6,8]

1 Commencement of operations.

2 Calculated based on average shares outstanding during the period.

3 Represents the whole number without rounding to the 000’s.

4 Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

5 Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.85%.

6 Annualized.

7 Reflects activity of the Series and does not include the activity of the underlying series.

8 The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

9 Less than $0.01.

Target 2050 Series Class R
	For the Year Ended 10/31/09	For the Period 3/28/08[1] to 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$7.58	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.05)	0.01
Net realized and unrealized gain (loss) on underlying series	1.52	(2.43)

Total from investment operations	1.47	(2.42)

Less distributions to shareholders:
From net investment income	(0.23)	—

Net asset value - End of period	$8.82	$7.58

Net assets - End of period (000’s omitted)	$601	$76 [3]

Total return[4]	20.31%	(24.20%)
Ratios (to average net assets)/Supplemental Data:
Expenses*[5]	0.55%	0.55%[6]
Net investment income (loss)	(0.50%)	0.14%[6]
Series portfolio turnover[7]	46%	1%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts[5] :
	242.05%	35,243%[6,8]

Target 2050 Series Class C

	For the Year Ended 10/31/09	For the Period 3/28/08[1] to 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$7.55	$10.00

Income (loss) from investment operations:
Net investment loss[2]	(0.06)	(0.02)
Net realized and unrealized gain (loss) on underlying series	1.49	(2.43)

Total from investment operations	1.43	(2.45)

Less distributions to shareholders:
From net investment income	(0.23)	—

Net asset value - End of period	$8.75	$7.55

Net assets - End of period (000’s omitted)	$99	$75 [3]

Total return[4]	19.84%	(24.50%)
Ratios (to average net assets)/Supplemental Data:
Expenses*[5]	1.05%	1.05%[6]
Net investment loss	(0.71%)	(0.36%)[6]
Series portfolio turnover[7]	46%	1%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts[5] :
	73.45%	35,267%[6,8]

1 Commencement of operations.

2 Calculated based on average shares outstanding during the period.

3 Represents the whole number without rounding to the 000’s.

4 Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

5 Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.85%.

6 Annualized.

7 Reflects activity of the Series and does not include the activity of the underlying series.

8 The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

Manning & Napier Target Funds

Target Income Series

Target 2010 Series

Target 2020 Series

Target 2030 Series

Target 2040 Series

Target 2050 Series

Class I, Class K, Class R, and Class C Shares

Shareholder Reports and the Statement of Additional Information (SAI)

Annual and semi-annual reports to shareholders provide additional information about each Series’ investments. These reports discuss the market conditions and investment strategies that significantly affected each Series’ performance during its last fiscal year. The SAI provides more detailed information about each Series. It is incorporated by reference into this prospectus, making it legally part of the prospectus.

How to Obtain the Shareholder Reports, SAI, and Additional Information

•

You may obtain shareholder reports and the SAI or other information about the Series without charge, by calling 1-800-466-3863 or sending written requests to Manning & Napier Fund, Inc., P.O. Box 805, Fairport, New York 14450. These documents are also available at www.manningnapieradvisors.com.

•

You may review and copy shareholder reports, the prospectus and SAI at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information about the public reference room may be obtained by calling 1-202-551-8090. You can get copies of these materials for a fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-1520 or by e-mail to publicinfo@sec.gov. You can get the same reports and information free from the EDGAR Database on the SEC’s Internet web site (http://www.sec.gov).

•

The Fund may send only one copy of a Series’ prospectus and annual and semi-annual reports to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you do not want your mailings to be “householded,” please call 1-800-466-3863 or contact your financial intermediary.

If someone makes a statement about these Series that is not in this prospectus, you should not rely upon that information. Neither the Series nor their distributor is offering to sell shares of a Series to any person to whom the Series may not lawfully sell its shares.

Investment Company Act File No. 811-04087MTDIX03/31/2010

Tax Managed Series — Class A Shares	Ticker: EXTAX
Equity Series	Ticker: EXEYX

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete.

Any statement to the contrary is a crime.

(THIS PAGE INTENTIONALLY LEFT BLANK)

Tax Managed Series — Class A

Summary Section

Investment Goal

The Series’ investment objective is to provide maximize long-term growth while attempting to minimize the impact of taxes on the total return earned by shareholders.

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Series.

TAX MANAGED SERIES — CLASS A
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.45%
Total Annual Fund Operating Expenses	1.45%[1]
Less Fee Waiver and/or Expense Reimbursement	(0.24)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.21%1,[2]

1 The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

2 Manning & Napier Advisors, Inc. (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the Series’ total direct annual fund operating expenses do not exceed 1.20% of the Series’ average daily net assets. This contractual waiver will continue for a period of one year until at least February 28, 2011 and may not be amended or terminated by the Advisor prior to such date without the approval of the Series’ Board of Directors.

Example

The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same (taking into account the Advisor’s contractual expense limitation for the first year only). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
$123	$435	$769	$1,715

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 48% of the average value of its portfolio.

Principal Investment Strategies

The Series invests primarily in common stocks. The Series may invest in U.S. and foreign stocks and American Depository Receipts (ADRs), including those in emerging markets. The Advisor uses a “bottom-up” strategy, focusing on individual security selection to identify companies that it believes will make attractive long-term investments. The Series may invest in stocks of small, large, or mid-size companies.

The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Series to invest in a particular sector of the market more efficiently than would otherwise be possible.

In selecting individual securities, the Advisor uses fundamental analysis and looks for one or more of the following characteristics:

•	Strong strategic profiles (e.g., strong market position, benefits from technology, capital appreciation in a mature market and high barriers to entry).

•	Improving market share in consolidating industries.

•	Low price relative to fundamental or breakup value.

While pursuing its goal of long-term growth, the Advisor attempts to minimize the impact of taxes on the total return earned by shareholders by:

•	Avoiding sales of appreciated securities that result in capital gain, except when there are compelling investment reasons for the sale.

•	When selling a position in a security, focusing on the highest cost lot of that security first, which reduces the amount of capital gain (or increases the amount of loss) realized by the Series.

•	When appropriate, favoring the sale of securities producing long-term gain to those producing short-term gain.

•	When appropriate, selling depreciated securities to realize losses to offset realized capital gains.

•	When appropriate, favoring investment in low dividend, capital appreciation oriented stocks.

•	When available and appropriate, using a tax accounting methodology to minimize taxable distributions.

Principal Risks of Investing in the Series

As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	The U.S. and/or foreign stock markets go down.

•	An adverse event, such as an unfavorable earnings report, depresses the value of a particular company’s stock.

•	The Advisor’s judgments about the attractiveness, relative value or potential appreciation of a security or strategy prove to be incorrect.

•	Low dividend, capital appreciation oriented stocks go down in value or underperform higher-yielding stocks.

Because the Series may invest in securities of foreign issuers, the Series is subject to the additional risk that the prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series’ investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

•	The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•	The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.

•	Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

Summary of Past Performance

The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class A shares of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Class A shares for different periods compare to those of the Russell 3000® Index, an unmanaged, market-capitalization weighted index of the 3,000 largest U.S. domiciled companies. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manningnapieradvisors.com.

Tax Managed Series - Class A Shares

% Total Return

Quarterly Returns

Highest (quarter ended 06/30/09): 18.81%

Lowest (quarter ended 12/31/08): (24.90)%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2009
	1 Year	5 Years	10 Years	Since Inception (11/1/95)
Return Before Taxes	38.21%	4.37%	4.55%	8.92%
Return After Taxes on Distributions	38.17%	3.63%	4.04%	8.46%
Return After Taxes on Distributions and Sale of Series Shares	24.88%	3.73%	3.90%	7.95%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	28.34%	0.76%	(0.20)%	6.70%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

The investment advisor of the Series is Manning & Napier Advisors, Inc.

Portfolio Managers

The following investment professionals serve on the Series’ management team. No specific member of the Series’ management team is required to approve security purchases and sales.

Christian A. Andreach, CFA®, Senior Analyst/Managing Director of Consumer Group, has managed the Series since 2002.

Jeffrey S. Coons, Ph.D., CFA®, Co-Director of Research/Managing Director of Quantitative Strategies Group, has managed the Series since 1995.

Jeffrey W. Donlon, CFA®, Senior Analyst/Managing Director of Technology Group, has managed the Series since 2004.

Brian P. Gambill, CFA®, Senior Analyst/Managing Director of Capital Goods & Materials Group, has managed the Series since 2002.

Jeffrey A. Herrmann, CFA®, Co-Director of Research/Managing Director of Themes and Overviews Group, has managed the Series since 1995.

Brian W. Lester, CFA®, Senior Analyst/Managing Director of Life Sciences Group, has managed the Series since 2009.

Michael J. Magiera, CFA®, Senior Analyst/Managing Director of Real Estate Group, has managed the Series since 1995.

Marc Tommasi, Senior Analyst/Managing Director of Global Strategies Group, has managed the Series since 1995.

Virge J. Trotter, III, CFA®, Senior Analyst/Managing Director of Services Group, has managed the Series since 2009.

Purchase and sale of fund shares, Tax information and Payments to broker-dealers and other financial intermediaries

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the “Additional Series Summary Information” section on page 8 of this prospectus.

Equity Series

Summary Section

Investment Goal

The Series’ investment objective is to provide long-term growth of capital.

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Series.

EQUITY SERIES
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.12%
Total Annual Fund Operating Expenses	1.12%[1]
Less Fee Waiver and/or Expense Reimbursement	(0.06)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.06%1,[2]

1 The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

2 Manning & Napier Advisors, Inc. (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the Series’ total direct annual fund operating expenses do not exceed 1.05% of the Series’ average daily net assets. This contractual waiver will continue for a period of one year until at least February 28, 2011 and may not be amended or terminated by the Advisor prior to such date without the approval of the Series’ Board of Directors.

Example

The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same (taking into account the Advisor’s contractual expense limitation for the first year only). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
$108	$350	$611	$1,358

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 50% of the average value of its portfolio.

Principal Investment Strategies

The Series will, under normal circumstances, invest at least 80% of its assets in equity securities. The Series invests primarily in common stocks of U.S. issuers. The Advisor uses a “bottom-up” strategy, focusing on individual security selection to identify companies that it believes will make attractive long-term investments. The Series may invest in stocks of small, large, or mid-size companies.

The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Series to invest in a particular sector of the market more efficiently than would otherwise be possible.

In selecting individual securities, the Advisor uses fundamental analysis and looks for one or more of the following characteristics:

•	Strong strategic profiles (e.g., strong market position, benefits from technology, capital appreciation in a mature market and high barriers to entry).

•	Improving market share in consolidating industries.

•	Low price relative to fundamental or breakup value.

Principal Risks of Investing in the Series

As with any stock fund, the value of your investment will fluctuate in response to stock market movements. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	U.S. stock markets decline.

•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.

•	The Advisor’s judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

•	The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•	The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.

•	Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

Summary of Past Performance

The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series for different periods compare to those of the Russell 3000® Index, an unmanaged, market capitalization weighted index of the 3,000 largest U.S. domiciled companies. Performance figures prior to July 10, 2002 reflect the performance of the Exeter Trust Company Group Trust for Employee Benefit Plans: All-Equity Collective Investment Trust (the Collective), which was managed by the Advisor and reorganized into the Series on that date. The Collective was not open to the public generally, or registered under the Investment Company Act of 1940 (the 1940 Act), or subject to certain restrictions that are imposed by the 1940 Act. If the Collective had been registered under the 1940 Act, performance may have been adversely affected. Because the fees of the Collective were lower than the Series’ fees, historical performance would have been lower if the Collective had been subject to the same fees. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manningnapieradvisors.com.

Equity Series % Total Return

Quarterly Returns

Highest (quarter ended 06/30/09): 20.82%

Lowest (quarter ended 12/31/08): (26.54)%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2009
	1 Year	5 Years	10 Years	Since Inception (5/1/98)
Return Before Taxes	39.58%	4.20%	5.22%	6.49%
Return After Taxes on Distributions	39.56%	3.56%	n/a	n/a
Return After Taxes on Distributions and Sale of Series Shares	25.75%	3.42%	n/a	n/a
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	28.34%	0.76%	(0.20)%	2.19%

Performance numbers for the Series and index are calculated from May 1, 1998, the Collective’s inception date. Historical after-tax returns are not presented because prior to its reorganization, the Collective was not required to distribute income to investors annually. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

The investment advisor of the Series is Manning & Napier Advisors, Inc.

Portfolio Managers

The following investment professionals serve on the Series’ management team.No specific member of the Series’ management team is required to approve security purchases and sales.

Christian A. Andreach, CFA®, Senior Analyst/Managing Director of Consumer Group, has managed the Series since 2002.

Jeffrey S. Coons, Ph.D., CFA®, Co-Director of Research/Managing Director of Quantitative Strategies Group, has managed the Series since 2002.

Jeffrey W. Donlon, CFA®, Senior Analyst/Managing Director of Technology Group, has managed the Series since 2004.

Brian P. Gambill, CFA®, Senior Analyst/Managing Director of Capital Goods & Materials Group, has managed the Series since 2002.

Jeffrey A. Herrmann, CFA®, Co-Director of Research/Managing Director of Themes and Overviews Group, has managed the Series since 2002.

Brian W. Lester, CFA®, Senior Analyst/Managing Director of Life Sciences Group, has managed the Series since 2009.

Michael J. Magiera, CFA®, Senior Analyst/Managing Director of Real Estate Group, has managed the Series since 2002.

Marc Tommasi, Senior Analyst/Managing Director of Global Strategies Group, has managed the Series since 2002.

Virge J. Trotter, III, CFA®, Senior Analyst/Managing Director of Services Group, has managed the Series since 2009.

Purchase and sale of fund shares, Tax information and Payments to broker-dealers and other financial intermediaries

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the “Additional Series Summary Information” section on page 8 of this prospectus.

Additional Series Summary Information

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Series on any day the New York Stock Exchange (NYSE) is open. The minimum initial investment of the Series is $2,000. There is no minimum for subsequent investments. You may purchase or redeem shares of the Series by mail (Manning & Napier Fund, Inc. P.O. Box 9845, Providence, RI 02940-8045), Internet (www.manningnapieradvisors.com), by telephone (1-800-466-3863) or, with respect to purchases only, by wire. Shareholders holding shares through a financial intermediary should contact their financial intermediary to learn how to place purchase or redemption orders.

Dividends, Capital Gains, and Taxes

The distributions made by the Series generally are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Series shares through a broker-dealer or other financial intermediary (such as a bank), the Series and their related companies may pay the intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

More Information About the Series’

Investment Strategies and Risks

More Information about the Series’ Principal Investments

Equity securities — Each Series may invest in equity securities of U.S. and foreign companies. These securities will usually be exchange-traded common stocks and may be denominated in U.S. dollars or foreign currencies.

Foreign securities — The Tax Managed Series may invest in foreign stocks and ADRs and other U.S. dollar denominated securities of foreign issuers, including those in emerging markets. ADRs are securities that are listed and traded in the United States but represent an ownership interest in securities issued by a foreign issuer. ADRs are subject to many of the risks associated with investing directly in foreign securities, which are described below.

ETFs — Each Series may invest in ETFs, which are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index.

Tax Management Strategies

The Tax Managed Series uses the tax management strategies described on page 2 to minimize the amount of distributions subject to state as well as federal income taxation. However, the Advisor does not attempt to address the tax laws of any particular state. The Advisor will follow tax management strategies only to the extent that they do not conflict with the Series’ goal of maximizing long-term growth or the operation of the Series. The Series may realize a short-term gain on the sale of a security if the Advisor believes it will decline in value, to increase diversification, or to raise cash to pay expenses or meet redemption requests. In addition, some securities in the Series’ portfolio will regularly generate taxable income. At times, tax managed funds are more volatile than other funds because they tend to hold stocks longer to avoid realizing gain due to portfolio turnover.

More Information About the Series’ Principal Risks

Equity risk — The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-cap risk — The Series’ investments in large-cap stocks are subject to risks. Large-cap stocks tend to go in and out of favor based on market and economic conditions. The returns on large-cap stocks may underperform other types of investments, such as small-cap or mid-cap stocks.

Small- and mid-cap risk — Small- and mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small- and mid-cap companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. The securities of smaller companies are often traded in the over-the-counter market and, even if listed on a national securities exchange, the trading market (i.e., the volume of trades on any given day) for such securities may be less active than larger companies listed on that exchange. Consequently, the securities of these companies may be less liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than the securities of larger, more established companies. As a result, the prices of the smaller companies owned by the Series may be volatile.

Foreign securities risk — The Tax Managed Series may invest in foreign securities. The Series’ investments in securities of foreign issuers involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. The securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies. The Series may also experience more rapid or extreme changes in value than a fund that invests solely in securities of U.S. companies because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. There also is the risk that the cost of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions. During any period when foreign securities underperform other types of investments — U.S. securities, for instance — the performance of the Series may lag these investments.

Emerging market risk — The Tax Managed Series may be exposed to risks associated with investments in emerging market countries. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Series’ investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Currency risk — Because the Tax Managed Series may invest in securities denominated in, and/or receiving revenues in, foreign currencies, it will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Series would be adversely affected. Currencies in non-U.S. countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention by U.S. or foreign governments, central banks or supranational agencies, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.

Risks related to ETFs — ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Series invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.

Liquidity risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. A Series’ investments in illiquid securities may reduce the returns of that Series because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of a Series’ shares. Redemptions by these institutions or individuals in a Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force a Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

Defensive Investing

The Series may depart from their principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. If a Series takes a temporary defensive position, it may be unable to achieve its investment goal.

Investment Strategy and Goal

The investment strategy of the Equity Series is to invest, under normal circumstances, at least 80% of its assets in equity securities. The Series will notify its shareholders at least sixty days prior to any change in its investment strategy.

The Series’ Board of Directors may change the Series’ investment goals (described above under “Investment Goal”) without obtaining the approval of shareholders. The Series may not succeed in achieving their goals.

Management

The Advisor

The Series’ advisor is Manning & Napier Advisors, Inc., 290 Woodcliff Drive, Fairport, New York 14450. Manning & Napier Advisors, Inc. was founded in 1970, and it manages over $25 billion for individual and institutional investors. The Advisor is responsible for the day-to-day operations of the Series and generally is responsible for supervision of the Series’ overall business affairs, service providers and officers.

As described below, a team made up of investment professionals and analysts makes all of the Series’ investment decisions.

Portfolio Managers

The Advisor’s Senior Research Group establishes the broad investment policies and guidelines used in the management of the Series. The Advisor’s analysts work with the members of the Senior Research Group to develop stock recommendations for the Series in line with the Senior Research Group’s policies and guidelines. Recommendations for security purchases and sales must be approved by the Senior Research Group before implementation.

The following people serve on the Advisor’s Senior Research Group:

Christian A. Andreach, CFA®, Senior Analyst/Managing Director of Consumer Group
Joined the Advisor in 1999. Senior Analyst since 1999. Managing Director and member of Senior Research Group since 2002.

Jeffrey S. Coons, Ph.D., CFA®, Co-Director of Research/Managing Director of Quantitative Strategies Group
Joined the Advisor in 1993. Co-Director of Research since 2002. Managing Director and member of Senior Research Group since 1993. Executive Group Member* since 1999.

Jeffrey W. Donlon, CFA®, Senior Analyst/Managing Director of Technology Group
Joined the Advisor in 1998. Senior Analyst since 1998. Managing Director and member of Senior Research Group since 2004.

Brian P. Gambill, CFA®, Senior Analyst/Managing Director of Capital Goods & Materials Group
Joined the Advisor in 1997. Senior Analyst since 1997. Managing Director and member of Senior Research Group since 2002.

Jeffrey A. Herrmann, CFA®, Co-Director of Research/Managing Director of Themes and Overviews Group
Joined the Advisor in 1986. Co-Director of Research since 1992. Managing Director and member of Senior Research Group since 1992. Executive Group Member* since 2002.

Brian W. Lester, CFA®, Senior Analyst/Managing Director of Life Sciences Group
Joined the Advisor in 1998. Senior Analyst since 2001. Managing Director and member of Senior Research Group since 2009.

Michael J. Magiera, CFA®, Senior Analyst/Managing Director of Real Estate Group
Joined the Advisor in 1988. Senior Analyst since 1999. Managing Director and member of Senior Research Group since 1992.

Marc Tommasi, Senior Analyst/Managing Director of Global Strategies Group
Joined the Advisor in 1986. Senior Analyst since 1988. Managing Director and member of Senior Research Group since 1992.

Virge J. Trotter, III, CFA®, Senior Analyst/Managing Director of Services Group
Joined the Advisor in 1997. Senior Analyst since 1997. Managing Director and member of Senior Research Group since 2009.

* The Executive Group, consisting of senior executive employee-owners, performs the duties of the Office of the Chief Executive of the Advisor.

The Statement of Additional Information (SAI) contains additional information about the Series’ management team, including the structure of their compensation, their role in managing other accounts, and their ownership of securities in the Series.

Management Fees

In return for the services it provides to the Series, the Advisor receives an annual management fee of 1.00% of each Series’ average daily net assets, which is computed daily and payable monthly by the Series. The Advisor has contractually agreed to limit the Tax Managed Series’ total direct annual fund operating expenses to 1.20% of the average daily net assets of the Series and to limit the Equity Series’ total direct annual fund operating expenses to 1.05% of the average daily net assets of the Series. These contractual waivers will remain in effect at least until February 28, 2011 and may be extended. Due to fee waivers and expense reimbursements, the Advisor received a management fee of 0.76% for the Tax Managed Series and 0.94% for the Equity Series for the fiscal year ended October 31, 2009. A discussion regarding the basis for the Board of Directors’ approval of the Series’ investment advisory agreement is available in the Series’ semi-annual reports dated April 30, 2009, which cover the period November 1, 2008 through April 30, 2009.

The Advisor may use its own resources to engage in activities that may promote the sale of the Series’ shares, including payments, or other forms of incentives such as discounted fees for products or services of affiliates, to third parties who provide services such as shareholder servicing, marketing support, and distribution assistance to the Series. These fees or other incentives are in addition to any distribution or servicing fees payable under a Rule 12b-1 or service plan of the Fund. The level of payments made to financial intermediaries may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of the Series attributable to the financial intermediary, the particular type of Series, or other measures as agreed to in writing by the Advisor, the Distributor and/or their affiliates and the financial intermediaries or any combination thereof. The amount of these payments is determined at the discretion of the Advisor, the Distributor and/or their affiliates from time to time and may be different for different financial intermediaries based on, for example, the nature of the services provided by the financial intermediary. The Advisor may also, from its own resources, defray or absorb costs relating to distribution, including compensation of employees who are involved in distribution. These payments or discounts may be substantial but are paid or discounted by the Advisor or its affiliates, not by the Series or their shareholders. Such payments may provide an incentive for the financial intermediary to make shares of the Series available to its customers and may allow the Series greater access to the financial intermediary’s customers, and may create a conflict of interest by influencing the financial intermediary to recommend the Series over another investment.

The Distributor

The distributor of the Series’ shares is Manning & Napier Investor Services, Inc. Shares are offered to investors who purchase shares directly from the distributor or through certain financial intermediaries. Shares of the Series are not subject to any distribution or shareholder servicing fees.

Investors may be charged a fee if they effect transactions through a financial intermediary.

How to Buy, Exchange, and Redeem Shares

How to Buy Shares

The initial minimum investment for the Series is $2,000. The Fund reserves the right to change or waive the Series’ investment minimum in its sole discretion. These investment minimums may be waived for certain qualified retirement plans and participants in a systematic investment program. The Fund also reserves the right to reject purchase orders or to stop offering its shares without notice to shareholders. The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund under certain limited circumstances.

Check Acceptance Policy

The Fund reserves the right to reject certain forms of payment for share purchases. The Fund maintains a check acceptance policy for share purchases. Investments that are received in an unacceptable form will be returned. Checks must be made payable to the Manning & Napier Fund, Inc. and must be in U.S. dollars. The Fund will not accept cash, third party checks, starter checks, travelers checks, credit card checks or money orders.

The Fund will not accept a P.O. Box as a primary address. A physical address must be used. A P.O. Box may be used as a mailing address only. Shareholder information is subject to independent identity verification and may be shared, as permitted by law and the Fund’s Privacy Policy, for identifying and reporting suspected money laundering and terrorist activity. Please review your account application for additional information.

By Mail

Opening an account

•	Send a check payable to Manning & Napier Fund, Inc. with the completed original account application.

The address is:

Manning & Napier Fund, Inc.

P.O. Box 9845

Providence, RI 02940-8045

•	To request an account application, call the Fund at 1-800-466-3863.

Adding to an account

•	Send a check payable to Manning & Napier Fund, Inc. and a letter of instruction with the name of the Series to be purchased and the account name and number to the above address.

By Wire

Opening or adding to an account

•	After the Fund has received your completed account application, you may wire funds to open or add shares to your account. Before sending a wire, call 1-800-466-3863 for wire instructions.

By Telephone

Adding to an Account

•

You may use the Telephone Purchase feature to add to an existing account. To use this service, call 1-800-466-3863 to request a debit from your pre-authorized checking account. Your bank must be a member of the Automated Clearing House (ACH) to use this feature. Any purchases made through this feature will be posted to your account at the NAV calculated on the next business day after your call that both the NYSE and banks are open.

Through the Internet

Adding to an Account

If you are a registered user of the Fund’s website, you may use the Internet to add to an existing account by requesting a debit from your bank account. To use this service, go to www.manningnapieradvisors.com, click on the “login” button in the top right hand corner of the screen, and follow the prompts. Any purchases made through this feature will be posted to your account at the NAV calculated on the next business day after your order that both the NYSE and banks are open.

Automatic Investment Plan

You may participate in the Automatic Investment Plan by completing the applicable section of the account application or by contacting the Fund. Through the plan, you can authorize transfers of a specified amount from your bank account into the Series on a regular basis. The minimum amount of each investment is $25. If you have insufficient funds in your account to complete a transfer, your bank may charge you a fee.

How to Exchange Shares

Subject to the conditions discussed in the “Excessive Trading” section below, shareholders may exchange shares of the Series for a class of shares of any other Series of the Fund currently available for investment if the registration of both accounts is identical and the exchange order and shareholder meet the minimum investment and other requirements for the Series and class into which they are exchanging. Please read the prospectus of the Series into which you wish to exchange prior to requesting the exchange. The Fund may alter, limit or suspend its exchange privilege on 60 days’ notice.

The Fund’s exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Fund. For more information about the Fund’s policy on excessive trading, see “Excessive Trading.”

An exchange involves a redemption of shares surrendered in the exchange, and therefore it may cause the shareholder to realize a gain that may be subject to income tax.

By Mail

•	Send a letter of instruction to Manning & Napier Fund, Inc., at the address above, signed by each registered account owner, exactly as your names appear on the account registration.

•	Provide the name of the current Series, the Series to exchange into, and the dollar amount to be exchanged.

•	Provide both account numbers.

By Telephone

•	Unless you have declined telephone privileges, call the Fund at 1-800-466-3863.

•	Provide the name of the current Series, the Series to exchange into, and the dollar amount to be exchanged.

•	Provide both account numbers.

•	We may ask for identification, and all telephone transactions are recorded.

Through the Internet

If you are a registered user of the Fund’s website, you may use the Internet to exchange shares between Series. To use this service, go to www.manningnapieradvisors.com, click on the “login” button in the top right hand corner of the screen, and follow the prompts. Any exchanges made through this feature prior to the close of trading on the NYSE on a business day will be posted to your account at the NAV calculated on that day.

How to Redeem Shares

The Fund may postpone payment of redemption proceeds for up to seven days, or suspend redemptions to the extent permitted by law. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 10 days from your date of purchase). Likewise, certain types of account maintenance, such as address changes, result in a thirty calendar day hold on your account during which any redemption requests must include a Medallion Guarantee.

By Mail

•	Send a letter of instruction to Manning & Napier Fund, Inc., at the address on page 12, signed by each registered account owner, exactly as your names appear in the account registration.

•	State the name of the Series and the number of shares or dollar amount to be sold.

•	Provide the account number.

•	Medallion Guarantees may be required.

•	Additional documentation may be required (call the Fund for details).

By Telephone

•	Unless you have declined telephone privileges, call us at 1-800-466-3863.

•	Provide the name of the Series in which you wish to sell shares and the dollar amount to be redeemed.

•	Provide your account number.

•	We may ask for identification, and all telephone calls are recorded.

•	Redemption proceeds from sales requested by telephone will be sent only to the address of record or a bank account that is already on file with us.

•	Amounts over $100,000 may only be sent to a pre-designated bank account.

Through the Internet

If you are a registered user of the Fund’s website, you may use the Internet to redeem shares from your account. To use this service, go to www.manningnapieradvisors.com, click on the “login” button in the top right hand corner of the screen, and follow the prompts. Proceeds from redemptions requested over the Internet will be sent only to your address of record or a bank account that is already on file with us. Any redemptions made through this feature prior to the close of trading on the NYSE on a business day will be posted to your account at the NAV calculated on that day.

Investment and Account Information

More about Purchases, Exchanges, and Redemptions

All orders to purchase, exchange, or redeem shares must be sent to the transfer agent at the address on page 12 or to an authorized financial intermediary. With the exception of purchase orders via telephone or the Internet, transaction requests received in good order (i.e., with all required information, signatures and documentation) before the close of regular trading on the NYSE on a business day will be executed at that day’s share price. Purchase orders via telephone or Internet will be posted to your account at the NAV calculated on the next business day after your order that both the NYSE and banks are open. The close of regular trading is typically 4:00 p.m. Eastern time, although it may be earlier. The Fund is open for business each day the NYSE is open. All orders must include the required documentation and signatures, and all purchase orders must be accompanied by proper payment.

The Fund has authorized several financial intermediaries to accept purchase and redemption orders on its behalf, and those intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund’s behalf. Orders placed with an authorized financial intermediary will be processed at the share price of the Series next computed after they are received in good order by the financial intermediary or its designee, provided that such orders are transmitted to the Fund’s transfer agent in accordance with the Fund’s procedures and applicable law. Accordingly, for you to receive the current business day’s share price, your order must be received by an authorized financial intermediary in good order before the close of regular trading on the NYSE.

The Series’ distributor imposes no sales charge on purchases and redemptions of shares of the Series. However, your financial intermediary may charge you a transaction fee on purchases and redemptions.

Excessive Trading

The Series is intended for long-term investment purposes only. Do not invest in the Fund if you are a market timer. The Fund’s Board of Directors has adopted policies and procedures designed to detect and deter “market timing” or other types of excessive short-term trading by shareholders. Excessive trading into and out of the Series may present risks to the Series’ long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Series’ investment strategies, triggering the recognition of taxable gains and losses on the sale of the Series’ investments, requiring the Series to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. In addition, the Fund may, in its sole discretion, reject or limit purchase orders (including purchases by exchange) by an investor or group of investors for any reason without prior notice, including when it believes in its sole discretion that the trading activity in the account(s) would be detrimental to the Series. For purposes of applying these policies, the Fund and its service providers may consider the trading history of accounts under common ownership or control.

Shareholders may make up to 2 “round trips” during any 90 day period. A “round trip” is defined as a purchase or exchange into a Series followed by a redemption or exchange out of the same Series. After the second “round trip”, the Fund may block for a period of 90 days additional purchases and exchange purchases into the Fund from your account or any account with the same tax identification number or broker identification number.

The following types of transactions will be exempted from these procedures:

•	Transactions under certain monetary thresholds that have been determined by the Fund, in its sole discretion, not to be harmful or disruptive to the Series

•	Systematic withdrawals

•	Automatic investments (including investments made by payroll deduction)

•	Mandatory distributions from IRAs and retirement plans

•	IRA transfers and rollovers

•	Roth IRA conversions and recharacterizations

•	Reinvestments of dividends and capital gains

The Fund’s ability to monitor trades that are placed by individual shareholders of omnibus accounts, which are accounts maintained by financial intermediaries on behalf of multiple beneficial shareholders, is limited to the extent that the Fund does not have direct access to the underlying shareholder account information. However, the Fund and/or its service providers monitor aggregate trades placed in omnibus accounts and seek to work with financial intermediaries to discourage shareholders from engaging in market timing and to restrict excessive trading. The Fund and/or its service providers have entered into agreements with such financial intermediaries that require the financial intermediaries to provide the Fund and/or its service providers with certain shareholder transaction information to enable the Fund and/or its service providers to review the trading activity in the omnibus accounts. If excessive trading is identified in an omnibus account, the Fund will work with the financial intermediary to restrict trading by the shareholder and may require the financial intermediary to prohibit the shareholder from future purchases or exchanges into the Series. Transactions placed by shareholders through financial intermediaries in violation of the Fund’s excessive trading policy may be cancelled or the shares purchased may be redeemed by the Fund.

The Fund may also defer to a financial intermediary’s frequent trading policies with respect to those shareholders who invest in the Series through such intermediary. The Fund will defer to an intermediary’s policies only after the Fund determines that the intermediary’s frequent trading policies adequately protect Series shareholders. Transactions by Series shareholders investing through such intermediaries will be subject to the restrictions of the intermediary’s frequent trading policies, which may differ from those of the Fund. Shareholders who invest through financial intermediaries should consult with their intermediaries to determine the frequent trading restrictions that apply to their Series transactions.

The Fund and its service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund’s policies and procedures described in this prospectus and approved by the Fund’s Board of Directors. Despite these efforts, however, the Fund and its service providers may not be able to detect or prevent all instances of short-term trading in the Series, and, as a result, frequent trading could adversely affect the Series and its long-term shareholders as discussed above. For example, certain investors who engage in market timing and other short-term trading activities may employ a variety of techniques to avoid detection. Further, the detection of frequent trading patterns and the blocking of further trading are inherently subjective and therefore involve some selectivity in their application. The Fund and its service providers, however, seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Series’ long-term shareholders.

The Fund may amend these policies and procedures in response to changing regulatory requirements or to enhance their effectiveness.

Telephone and Internet Transactions

When you place a purchase, exchange, or redemption order by telephone or through the Internet, we may record the telephone call, request identifying information, or take other steps designed to prevent fraudulent orders. We are not responsible for any losses that may occur as long as we follow procedures reasonably designed to ensure that an order appears genuine. Interruptions in service may mean that a shareholder will be unable to effect a telephone or internet order when desired. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

Accounts with Low Balances

If your account falls below $1,000 due to the redemption of shares, the Fund may ask you to bring your account up to the minimum requirement. If your account is still below $1,000 after 60 days, the Fund may close your account and send you the redemption proceeds.

In-Kind Purchases and Redemptions

Securities you own may be used to purchase shares of the Series. The Advisor will determine if acquiring the securities is consistent with the Series’ goals and policies. If accepted, the securities will be valued the same way the Series values securities it already owns.

The Fund may make payment for shares redeemed in part by giving you portfolio securities. As a redeeming shareholder, you will pay transaction costs to dispose of these securities.

Medallion Guarantees

A Medallion Guarantee will be required for a written request to sell shares if the proceeds are to be sent to an address other than the address of record or to a bank account that is not already on file with us. A Medallion Guarantee will also be required to change the account registration, for written redemption requests for amounts over $100,000, or for certain other requests.

A Medallion Guarantee is a type of signature guarantee that can be obtained from most brokers, banks, savings institutions or credit unions. A Medallion Guarantee is a formal certification offered by firms participating in the Medallion Stamp Program that guarantees a signature is original and authentic. Please note that we cannot accept notarization by a notary public.

Valuation of Shares

Each Series offers its shares at the NAV per share of the Series. Each Series calculates its NAV once daily as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) on each day the exchange is open. If the exchange closes early, the Series will accelerate the calculation of their NAVs and transaction deadlines to that time.

Each Series values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. In calculating its NAV, each Series generally values its investment portfolio at market price. If market prices are not readily available or the Advisor reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the close of the relevant market, a Series will price those securities at fair value as determined in good faith using methods approved by the Board of Directors. A Series’ determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Series assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

Although each Series’ stock holdings consist primarily of U.S. companies that are traded on U.S. exchanges, there may be limited circumstances in which the Series would price these securities at fair value — for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Series calculated its NAV. In determining fair value prices of non-U.S. securities, a Series may consider the performance of securities on their primary exchanges, factors influencing specific foreign markets or issuers, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by a Series may be significantly affected on days when investors cannot buy or sell shares of the Series. In addition, due to the difference in times between the close of the international markets and the time the Series prices their shares, the value a Series assigns to securities may not be the same as the quoted or published prices of those securities on their primary markets or exchanges.

Communicating with the Manning & Napier Fund

By Phone: You can reach us at 1-800-466-3863 business days from 8:00 a.m. to 6:00 p.m. Eastern time. Telephone calls may be recorded. You can also obtain automated account information, such as share prices and account balances, 24 hours a day, 7 days a week, by calling this number.

By Mail:

Manning & Napier Fund, Inc.

P.O. Box 9845

Providence, RI 02940-8045

By Overnight Mail:

Manning & Napier Fund, Inc.

101 Sabin Street

Pawtucket, RI 02860

Disclosure of the Series’ Portfolio Holdings

The Series disclose their complete portfolio holdings in each Annual and Semi-Annual Report and, following the first and third fiscal quarters, in a quarterly holdings report filed with the Securities and Exchange Commission (SEC) on Form N-Q. Annual and Semi-Annual Reports are distributed to Series shareholders and the most recent Reports are available on the Fund’s website at www.manningnapieradvisors.com. Quarterly holdings reports filed with the SEC are not distributed to Series shareholders, but are available, free of charge, on the EDGAR Database on the SEC’s website, www.sec.gov. In addition, each Series’ month-end and quarter-end complete portfolio holdings are available on the Fund’s website. This information is provided with a lag of at least eight days. Portfolio holdings information will be available on the website at least until it is superseded by a quarterly portfolio holdings report distributed to shareholders (with respect to Annual and Semi-Annual Reports) or filed with the SEC (with respect to a Form N-Q). A Series may also disclose certain commentary and analytical, statistical, performance or similar information relating to a Series or its portfolio holdings if such disclosure is deemed to be for a legitimate business purpose and the information is deemed to be non-material. A description of the Fund’s policy and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the SAI.

Dividends, Distributions, and Taxes

Dividends and Distributions

Each Series generally:

•	Pays dividends once a year, in December.

•	Makes capital gains distributions, if any, once a year, typically in December.

Each Series may pay additional distributions and dividends at other times if necessary for it to avoid a federal tax.

Capital gain distributions and dividends are reinvested in additional shares of the same Series and Class that you hold. Alternatively, except as discussed below, you can instruct the Fund in writing or by telephone to have your capital gains and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent after the record date will not be effective until the next distribution or dividend is made. Regardless of your election, all capital gain distributions and dividends less than $10 will be reinvested. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Taxes

Dividends are paid from income earned on a Series’ portfolio holdings as well as from interest on its cash investments. Distributions of capital gain will be treated as long-term or short-term gain depending on how long the Series held the securities sold, without regard to how long you have owned your shares of the Series.

Transaction	Federal Tax Status
Redemption or exchange of shares	Usually taxable as capital gain or loss; long-term only if shares owned more than one year
Long-term capital gain distributions	Taxable as long-term capital gain
Short-term capital gain distributions	Generally taxable as ordinary income
Dividends	Taxable as ordinary income unless they qualify for treatment as qualified dividend income

For taxable years beginning on or before December 31, 2010, distributions of investment income designated by the Series as derived from qualified dividend income may qualify to be taxed at the lower rate applicable to long-term capital gains. This rate is currently 15% (lower rates apply to individuals in lower tax brackets).

If you are a taxable investor, you may want to avoid buying shares when the Series is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

Generally, any sale or exchange of your shares is a taxable event. For tax purposes, an exchange of your shares for shares of another Series is treated the same as a sale.

After the end of each year, the Fund will provide you with information about the distributions and dividends that you received and any redemptions of shares during the previous year. In calculating your gain or loss on any sale of shares, note that your tax basis in your shares is increased by the amounts of dividends and distributions that you have reinvested in the Series. Dividends and distributions are taxable as described above whether received in cash or reinvested.

If you do not provide the Fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 28% of your distributions, dividends and redemption proceeds.

Because each shareholder’s circumstances are different and special tax rules may apply, you should consult with your tax adviser about your investment in the Series and your receipt of dividends, distributions or redemption proceeds.

Financial Highlights

The financial highlights tables are intended to help you understand the Series’ financial performance for the past five years. Certain information reflects financial results for a single share. The total returns in the tables represent the rate that an investor would have earned, or lost, on an investment in the Series (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose reports, along with the Series’ financial statements, is included in the annual reports, which are available upon request.

Tax Managed Series - Class A Shares

	For the Years Ended
	10/31/09	10/31/08	10/31/07	10/31/06	10/31/05
Per share data (for a share outstanding throughout each year):
Net asset value - Beginning of year	$18.26	$28.44	$27.01	$25.60	$23.51

Income (loss) from investment operations:
Net investment income	0.06 [1]	0.12	0.08	0.13	0.06
Net realized and unrealized gain (loss) on investments	3.11	(9.42)	3.44	4.41	3.36

Total from investment operations	3.17	(9.30)	3.52	4.54	3.42

Less distributions to shareholders:
From net investment income	(0.11)	(0.09)	(0.14)	(0.06)	(0.02)
From net realized gain on investments	—	(0.79)	(1.95)	(3.07)	(1.31)

Total distributions to shareholders	(0.11)	(0.88)	(2.09)	(3.13)	(1.33)

Net asset value - End of year	$21.32	$18.26	$28.44	$27.01	$25.60

Net assets - End of year (000’s omitted)	$29,259	$15,530	$25,695	$7,585	$6,886

Total return[2]	17.57%	(33.62%)	13.65%	20.01%	14.96%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.20%	1.20%	1.20%	1.20%	1.20%
Net investment income	0.31%	0.44%	0.38%	0.54%	0.23%
Portfolio turnover	48%	96%	65%	61%	68%

* The investment advisor did not impose all of its management fees, CCO fees and fund accounting and transfer agent fees. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased by the following amounts:
	0.24%	0.20%	0.25%	0.78%	0.82%

1 Calculated based on average shares outstanding during the year.

2 Represents aggregate total return for the year indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during the year.

Equity Series

	For the Years Ended
	10/31/09	10/31/08	10/31/07	10/31/06	10/31/05
Per share data (for a share outstanding throughout each year):
Net asset value - Beginning of year	$13.34	$21.43	$19.19	$17.24	$15.63

Income (loss) from investment operations:
Net investment income (loss)	0.04 [1]	0.07	0.06	0.04	(0.01)
Net realized and unrealized gain (loss) on investments	2.24	(7.35)	2.65	3.25	2.45

Total from investment operations	2.28	(7.28)	2.71	3.29	2.44

Less distributions to shareholders:
From net investment income	(0.07)	(0.07)	(0.05)	—	—
From net realized gain on investments	—	(0.74)	(0.42)	(1.34)	(0.83)

Total distributions to shareholders	(0.07)	(0.81)	(0.47)	(1.34)	(0.83)

Net asset value - End of year	$15.55	$13.34	$21.43	$19.19	$17.24

Net assets - End of year (000’s omitted)	$1,003,043	$501,583	$191,026	$8,310	$2,714

Total return[2]	17.23%	(35.09%)	14.37%	20.36%	16.05%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.05%	1.05%	1.05%	1.05%	1.05%
Net investment income (loss)	0.26%	0.56%	0.45%	0.35%	(0.04%)
Portfolio turnover	50%	63%	44%	55%	57%

* The investment advisor did not impose all or a portion of its management fees, CCO fees and fund accounting and transfer agent fees and in some years paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased by the following amounts:
	0.06%	0.06%	0.11%	1.24%	2.33%

1 Calculated based on average shares outstanding during the year.

2 Represents aggregate total return for the year indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the year.

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Manning & Napier Fund, Inc.

Tax Managed Series — Class A Shares

Equity Series

Shareholder Reports and the Statement of Additional Information (SAI)

Annual and semi-annual reports to shareholders provide additional information about the Series’ investments. These reports discuss the market conditions and investment strategies that significantly affected the Series’ performance during its last fiscal year. The SAI provides more detailed information about the Series. It is incorporated by reference into this prospectus, making it legally part of the prospectus.

How to Obtain the Shareholder Reports, SAI, and Additional Information

•

You may obtain shareholder reports and the SAI or other information about the Series without charge, by calling 1-800-466-3863 or sending written requests to Manning & Napier Fund, Inc., P.O. Box 805, Fairport, New York 14450. These documents are also available at www.manningnapieradvisors.com.

•

You may review and copy shareholder reports, the prospectus and SAI at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information about the public reference room may be obtained by calling 1-202-551-8090. You can get copies of these materials for a fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-1520 or by e-mail to publicinfo@sec.gov. You can get the same reports and information free from the EDGAR Database on the SEC’s Internet web site (http://www.sec.gov).

•

The Fund may send only one copy of a Series’ prospectus and annual and semi-annual reports to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you do not want your mailings to be “householded,” please call 1-800-466-3863 or contact your financial intermediary.

If someone makes a statement about these Series that is not in this prospectus, you should not rely upon that information. Neither the Series nor their distributor is offering to sell shares of the Series to any person to whom the Series may not lawfully sell their shares.

Investment Company Act File No. 811-04087 EXTAX03/01/2010

Pro-Blend® Conservative Term Series	Ticker: MNCIX
Pro-Blend® Moderate Term Series	Ticker: MNMIX
Pro-Blend® Extended Term Series	Ticker: MNBIX
Pro-Blend® Maximum Term Series	Ticker: MNHIX

Class I Shares

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete.

Any statement to the contrary is a crime.

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Pro-Blend® is a service mark of Manning & Napier Advisors, Inc.

Pro-Blend® Conservative Term Series

Summary Section

Investment Goal

The Series’ primary objective is to provide preservation of capital, and its secondary objective is to provide long-term growth of capital.

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold Class I shares of the Series.

PRO-BLEND CONSERVATIVE TERM SERIES – CLASS I
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.74%[1]
Less Fee Waiver and/or Expense Reimbursement	(0.03)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.71%[1,2]

1 The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

2 Manning & Napier Advisors, Inc. (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of the Class I shares do not exceed 0.70% of the average daily net assets of the Class I shares of the Series. This contractual waiver will continue until February 28, 2011 and may not be amended or terminated prior to such date without the approval of the Series’ Board of Directors.

Example

The Example below is intended to help you compare the cost of investing in the Class I Shares of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class I Shares of the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class I shares of the Series remain the same (taking into account the Advisor’s contractual expense limitation for the first year only). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	After 10 Years
$73	$234	$409	$916

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 47% of the average value of its portfolio.

Principal Investment Strategies

The Series invests primarily in fixed income securities, including U.S. Treasury securities, mortgage-backed securities, and corporate bonds. The Advisor typically focuses on fixed income securities with short- to intermediate-term maturities of 3 to 5 years but may also invest to a limited extent in longer term securities (such as bonds with maturities of 10 years or more). The Series invests primarily in investment grade securities. The Series may also invest in U.S. and foreign stocks and American Depository Receipts (ADRs), including those in emerging markets. The Series may invest in stocks of small, large, or mid-size companies. In pursuit of the Series’ primary goal, the Advisor seeks to protect capital while generating income. The Advisor may simultaneously seek growth opportunities as a secondary priority.

Principal Risks of Investing in the Series

Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	U.S. and/or foreign stock or bond markets decline.

•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.

•	Interest rates go up, which will make bond prices go down and reduce the value of the bonds held in the Series’ portfolio.

•	The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.

Because the Series may invest in securities of foreign issuers, the Series is subject to the additional risk that the prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series’ investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

•	The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•	The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.

•	Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The value of your investment may also decline if the Advisor’s judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

Summary of Past Performance

The bar chart and total return table provide some indication of the risks of investing in the Series. The Series’ Class I Shares commenced operations on March 28, 2008. Therefore, performance and average annual total returns for the periods prior to that date reflect the performance and average annual total returns of the Series’ Class S Shares. Because Class I shares of the Series invest in the same portfolio of securities, returns for the Class I shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class S shares have higher expenses. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S Shares of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series shares for different periods compare to those of the Barclays Capital Intermediate U.S. Aggregate Bond Index and a blended index, 5% of which is the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S., 15% of which is the Russell 3000® Index and 80% of which is the Barclays Capital Intermediate U.S. Aggregate Bond Index. The blended index is provided because it better reflects the asset allocation of the Series as compared with the primary index. Because the Series’ asset allocation will vary over time, the composition of the Series’ portfolio may not match the composition of the comparative indices’ portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manningnapieradvisors.com.

Pro-Blend Conservative Term Series - Class S Shares

% Total Return

Quarterly Returns

Highest (quarter ended 09/30/09): 6.06%

Lowest (quarter ended 12/31/08): (2.94)%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2009
	1 Year	5 Years	10 Years	Since Inception (11/1/95)
Return Before Taxes	11.26%	5.15%	6.39%	6.26%
Return After Taxes on Distributions	10.62%	4.85%	6.24%	6.15%
Return After Taxes on Distributions and Sale of Series Shares	7.38%	4.27%	5.54%	5.52%
Indices: (reflect no deduction for fees, expenses, or taxes)
Barclays Capital Intermediate U.S. Aggregate Bond Index	6.46%	4.97%	6.09%	6.00%
5%/15%/80% Blended Index	11.50%	4.64%	5.22%	6.36%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

The investment advisor of the Series is Manning & Napier Advisors, Inc.

Portfolio Managers

The following investment professionals serve on the Series’ management team. No specific member of the Series’ management team is required to approve security purchases and sales.

Christian A. Andreach, CFA®, Senior Analyst/Managing Director of Consumer Group, has managed the Series since 2002.

Jack Bauer, Senior Analyst/Managing Director of Fixed Income, has managed the Series since 1995.

Jeffrey S. Coons, Ph.D., CFA®, Co-Director of Research/Managing Director of Quantitative Strategies Group, has managed the Series since 1995.

Jeffrey W. Donlon, CFA®, Senior Analyst/Managing Director of Technology Group, has managed the Series since 2004.

Brian P. Gambill, CFA®, Senior Analyst/Managing Director of Capital Goods & Materials Group, has managed the Series since 2002.

Jeffrey A. Herrmann, CFA®, Co-Director of Research/Managing Director of Themes and Overviews Group, has managed the Series since 1995.

Brian W. Lester, CFA®, Senior Analyst/Managing Director of Life Sciences Group, has managed the Series since 2009.

Michael J. Magiera, CFA®, Senior Analyst/Managing Director of Real Estate Group, has managed the Series since 1995.

Marc Tommasi, Senior Analyst/Managing Director of Global Strategies Group, has managed the Series since 1995.

Virge J. Trotter, III, CFA®, Senior Analyst/Managing Director of Services Group, has managed the Series since 2009.

Purchase and sale of fund shares, Tax information and Payments to broker-dealers and other financial intermediaries

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the “Additional Series Summary Information” section on page 14 of this prospectus.

Pro-Blend® Moderate Term Series

Summary Section

Investment Goal

The Series’ investment objective is to provide equal emphasis on long-term growth of capital and preservation of capital.

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold Class I shares of the Series.

PRO-BLEND MODERATE TERM SERIES – CLASS I
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.88%[1]
Less Fee Waiver and/or Expense Reimbursement	(0.02)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.86%[1,2]

1 The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

2 Manning & Napier Advisors, Inc. (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of the Class I shares do not exceed 0.85% of the average daily net assets of the Class I shares of the Series. This contractual waiver will continue until February 28, 2011 and may not be amended or terminated prior to such date without the approval of the Series’ Board of Directors.

Example

The Example below is intended to help you compare the cost of investing in the Class I Shares of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class I Shares of the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class I shares of the Series remain the same (taking into account the Advisor’s contractual expense limitation for the first year only). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
$88	$279	$486	$1,082

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 58% of the average value of its portfolio.

Principal Investment Strategies

The Series invests primarily in common stocks and intermediate- to long-term fixed income securities. The Series may invest in U.S. and foreign stocks and American Depository Receipts (ADRs), including those in emerging markets. The Series may invest in stocks of small, large, or mid-size companies. The Advisor typically focuses on fixed income securities with maturities of 5 to 10 years but may invest in securities of any maturity. With respect to its fixed income investments, the Series invests primarily in investment grade securities. The Advisor seeks to balance conflicting goals of growth of capital and preservation of capital in order to generate a more stable rate of return for this portfolio relative to an investment in the general stock market.

Principal Risks of Investing in the Series

Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	U.S. and/or foreign stock or bond markets decline.

•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.

•	Interest rates go up, which will make bond prices go down and reduce the value of the bonds held in the Series’ portfolio.

•	The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.

Because the Series may invest in securities of foreign issuers, the Series is subject to the additional risk that the prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series’ investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

•	The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•	The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.

•	Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The value of your investment may also decline if the Advisor’s judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

Summary of Past Performance

The bar chart and total return table provide some indication of the risks of investing in the Series. The Series’ Class I Shares commenced operations on March 28, 2008. Therefore, performance and average annual total returns for the periods prior to that date reflect the performance and average annual total returns of the Series’ Class S Shares. Because Class I shares of the Series invest in the same portfolio of securities, returns for the Class I shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class S shares have higher expenses. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S Shares of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series shares for different periods compare to those of the Barclays Capital U.S. Aggregate Bond Index and a blended index, 10% of which is the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S., 30% of which is the Russell 3000® Index and 60% of which is the Barclays Capital U.S. Aggregate Bond Index. The blended index is provided because it better reflects the asset allocation of the Series as compared with the primary index. Because the Series’ asset allocation will vary over time, the composition of the Series’ portfolio may not match the composition of the comparative indices’ portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manningnapieradvisors.com.

Pro-Blend Moderate Term Series - Class S Shares

% Total Return

Quarterly Returns

Highest (quarter ended 09/30/09): 10.01%

Lowest (quarter ended 12/31/08): (11.73)%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2009
	1 Year	5 Years	10 Years	Since Inception
Return Before Taxes	19.24%	4.89%	6.33%	7.33%
Return After Taxes on Distributions	18.76%	4.66%	6.21%	7.26%
Return After Taxes on Distributions and Sale of Series Shares	12.66%	4.10%	5.52%	6.59%
Indices: (reflect no deduction for fees, expenses, or taxes)
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	6.33%	6.07%
10%/30%/60% Blended Index	16.18%	4.18%	4.37%	6.88%

Performance numbers for the Series are calculated from September 15, 1993, the inception date of the Class S shares of the Series. Performance numbers for the Indices are calculated from September 30, 1993. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

The investment advisor of the Series is Manning & Napier Advisors, Inc.

Portfolio Managers

The following investment professionals serve on the Series’ management team. No specific member of the Series’ management team is required to approve security purchases and sales.

Christian A. Andreach, CFA®, Senior Analyst/Managing Director of Consumer Group, has managed the Series since 2002.

Jack Bauer, Senior Analyst/Managing Director of Fixed Income, has managed the Series since 1993.

Jeffrey S. Coons, Ph.D., CFA®, Co-Director of Research/Managing Director of Quantitative Strategies Group, has managed the Series since 1995.

Jeffrey W. Donlon, CFA®, Senior Analyst/Managing Director of Technology Group, has managed the Series since 2004.

Brian P. Gambill, CFA®, Senior Analyst/Managing Director of Capital Goods & Materials Group, has managed the Series since 2002.

Jeffrey A. Herrmann, CFA®, Co-Director of Research/Managing Director of Themes and Overviews Group, has managed the Series since 1995.

Brian W. Lester, CFA®, Senior Analyst/Managing Director of Life Sciences Group, has managed the Series since 2009.

Michael J. Magiera, CFA®, Senior Analyst/Managing Director of Real Estate Group, has managed the Series since 1995.

Marc Tommasi, Senior Analyst/Managing Director of Global Strategies Group, has managed the Series since 1995.

Virge J. Trotter, III, CFA®, Senior Analyst/Managing Director of Services Group, has managed the Series since 2009.

Purchase and sale of fund shares, Tax information and Payments to broker-dealers and other financial intermediaries

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the “Additional Series Summary Information” section on page 14 of this prospectus.

Pro-Blend® Extended Term Series

Summary Section

Investment Goal

The Series’ primary objective is to provide long-term growth of capital, and its secondary objective is to provide preservation of capital.

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold Class I shares of the Series.

PRO-BLEND EXTENDED TERM SERIES – CLASS I
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.86%[1]
Less Fee Waiver and/or Expense Reimbursement	(0.00)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.86%1,[2]

1 The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

2 Manning & Napier Advisors, Inc. (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of the Class I shares do not exceed 0.85% of the average daily net assets of the Class I shares of the Series. This contractual waiver will continue until February 28, 2011 and may not be amended or terminated prior to such date without the approval of the Series’ Board of Directors.

Example

The Example below is intended to help you compare the cost of investing in the Class I Shares of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class I Shares of the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class I shares of the Series remain the same (taking into account the Advisor’s contractual expense limitation for the first year only). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
$88	$274	$477	$1,061

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 62% of the average value of its portfolio.

Principal Investment Strategies

The Series invests primarily in common stocks but may also invest a substantial portion of its assets in long-term, fixed income securities. The Series may invest in U.S. and foreign stocks and American Depository Receipts (ADRs), including those in emerging markets. The Series may invest in stocks of small, large, or mid-size companies. The Advisor typically focuses on fixed income securities with maturities of 7 to 20 years but may invest in securities of any maturity. With respect to its fixed income investments, the Series invests primarily in investment grade securities. By focusing on growth of capital and to a lesser extent on preservation of capital, the Advisor seeks to participate, over the long term, in the growth of the stock market, but with less volatility than is typically associated with an investment in the general stock market.

Principal Risks of Investing in the Series

Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	U.S. and/or foreign stock or bond markets decline.

•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.

•	Interest rates go up, which will make bond prices go down and reduce the value of the bonds held in the Series’ portfolio.

•	The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.

Because the Series may invest in securities of foreign issuers, the Series is subject to the additional risk that the prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series’ investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

•	The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•	The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.

•	Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The value of your investment may also decline if the Advisor’s judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

Summary of Past Performance

The bar chart and total return table provide some indication of the risks of investing in the Series. The Series’ Class I Shares commenced operations on March 28, 2008. Therefore, performance and average annual total returns for the periods prior to that date reflect the performance and average annual total returns of the Series’ Class S Shares. Because Class I shares of the Series invest in the same portfolio of securities, returns for the Class I shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class S shares have higher expenses. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S Shares of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series shares for different periods compare to those of the Barclays Capital U.S. Aggregate Bond Index and a blended index, 15% of which is the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S., 40% of which is the Russell 3000® Index and 45% of which is the Barclays Capital U.S. Aggregate Bond Index. The blended index is provided because it better reflects the asset allocation of the Series as compared with the primary index. Because the Series’ asset allocation will vary over time, the composition of the Series’ portfolio may not match the composition of the comparative indices’ portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manningnapieradvisors.com.

Pro-Blend Extended Term Series - Class S Shares

% Total Return

Quarterly Returns

Highest (quarter ended 06/30/09): 13.74%

Lowest (quarter ended 12/31/08): (16.13)%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2009
	1 Year	5 Years	10 Years	Since Inception
Return Before Taxes	24.61%	4.87%	6.63%	9.05%
Return After Taxes on Distributions	24.08%	4.64%	6.52%	8.98%
Return After Taxes on Distributions and Sale of Series Shares	16.29%	4.11%	5.81%	8.22%
Indices: (reflect no deduction for fees, expenses, or taxes)
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	6.33%	6.08%
15%/40%/45% Blended Index	20.19%	3.83%	3.56%	7.01%

Performance numbers for the Series are calculated from October 12, 1993, the inception date of the Class S shares of the Series. Performance numbers for the Indices are calculated from October 31, 1993. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

The investment advisor of the Series is Manning & Napier Advisors, Inc.

Portfolio Managers

The following investment professionals serve on the Series’ management team. No specific member of the Series’ management team is required to approve security purchases and sales.

Christian A. Andreach, CFA®, Senior Analyst/Managing Director of Consumer Group, has managed the Series since 2002.

Jack Bauer, Senior Analyst/Managing Director of Fixed Income, has managed the Series since 1993.

Jeffrey S. Coons, Ph.D., CFA®, Co-Director of Research/Managing Director of Quantitative Strategies Group, has managed the Series since 1995.

Jeffrey W. Donlon, CFA®, Senior Analyst/Managing Director of Technology Group, has managed the Series since 2004.

Brian P. Gambill, CFA®, Senior Analyst/Managing Director of Capital Goods & Materials Group, has managed the Series since 2002.

Jeffrey A. Herrmann, CFA®, Co-Director of Research/Managing Director of Themes and Overviews Group, has managed the Series since 1995.

Brian W. Lester, CFA®, Senior Analyst/Managing Director of Life Sciences Group, has managed the Series since 2009.

Michael J. Magiera, CFA®, Senior Analyst/Managing Director of Real Estate Group, has managed the Series since 1995.

Marc Tommasi, Senior Analyst/Managing Director of Global Strategies Group, has managed the Series since 1995.

Virge J. Trotter, III, CFA®, Senior Analyst/Managing Director of Services Group, has managed the Series since 2009.

Purchase and sale of fund shares, Tax information and Payments to broker-dealers and other financial intermediaries

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the “Additional Series Summary Information” section on page 14 of this prospectus.

Pro-Blend® Maximum Term Series

Summary Section

Investment Goal

The Series’ objective is to provide long-term growth of capital.

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold Class I shares of the Series.

PRO-BLEND MAXIMUM TERM SERIES — CLASS I
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.88%[1]
Less Fee Waiver and/or Expense Reimbursement	(0.02)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.86%1,[2]

1 The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

2 Manning & Napier Advisors, Inc. (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of the Class I shares do not exceed 0.85% of the average daily net assets of the Class I shares of the Series. This contractual waiver will continue until February 28, 2011 and may not be amended or terminated prior to such date without the approval of the Series’ Board of Directors.

Example

The Example below is intended to help you compare the cost of investing in the Class I Shares of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class I Shares of the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class I shares of the Series remain the same (taking into account the Advisor’s contractual expense limitation for the first year only). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
$88	$279	$486	$1,082

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 67% of the average value of its portfolio.

Principal Investment Strategies

The Series invests primarily in common stocks, but may invest to a lesser extent in fixed income securities of any maturity. The Series may invest in U.S. and foreign stocks and American Depository Receipts (ADRs), including those in emerging markets. The Series may invest in stocks of small, large, or mid-size companies. In the fixed income portion of the portfolio, the Advisor invests primarily in investment grade securities and typically focuses on fixed income securities with maturities of 7 to 20 years, but may invest in securities of any maturity. For this portfolio, the Advisor seeks to generate the high level of long-term capital growth typically associated with a long-term investment in the general stock market.

Principal Risks of Investing in the Series

As with any stock fund, the value of your investment will fluctuate in response to stock market movements. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	U.S. and/or foreign stock markets decline.

•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.

Because the Series may also invest in bonds, the Series carries additional risks. If interest rates go up, bond prices will generally go down and reduce the value of the bonds held in the Series’ portfolio. The value of a bond will also fall if its issuer defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.

In addition, the Series carries risks due to its investments in foreign stocks. The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks. Investments in emerging market countries may be more volatile than investments in developed countries. The Series’ investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

•	The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•	The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.

•	Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The value of your investment may also decline if the Advisor’s judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

Summary of Past Performance

The bar chart and total return table provide some indication of the risks of investing in the Series. The Series’ Class I Shares commenced operations on March 28, 2008. Therefore, performance and average annual total returns for the periods prior to that date reflect the performance and average annual total returns of the Series’ Class S Shares. Because Class I shares of the Series invest in the same portfolio of securities, returns for the Class I shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class S shares have higher expenses. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S Shares of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series shares for different periods compare to those of the Russell 3000® Index, and a blended index, 20% of which is the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S., 65% of which is the Russell 3000® Index and 15% of which is the Barclays Capital U.S. Aggregate Bond Index. The blended index is provided because it better reflects the asset allocation of the Series as compared with the primary index. Because the Series’ asset allocation will vary over time, the composition of the Series’ portfolio may not match the composition of the comparative indices’ portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manningnapieradvisors.com.

Pro-Blend Maximum Term Series - Class S Shares

% Total Return

Quarterly Returns

Highest (quarter ended 06/30/09): 18.80%

Lowest (quarter ended 12/31/08): (23.94)%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2009
	1 Year	5 Years	10 Years	Since Inception (11/1/95)
Return Before Taxes	36.41%	4.09%	6.00%	9.41%
Return After Taxes on Distributions	36.22%	3.99%	5.95%	9.38%
Return After Taxes on Distributions and Sale of Series Shares	23.89%	3.50%	5.27%	8.53%
Indices: (reflect no deduction for fees, expenses, or taxes)
Russell 3000® Index	28.34%	0.76%	(0.20)%	6.70%
20%/65%/15% Blended Index	27.60%	2.65%	1.59%	6.72%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

The investment advisor of the Series is Manning & Napier Advisors, Inc.

Portfolio Managers

The following investment professionals serve on the Series’ management team. No specific member of the Series’ management team is required to approve security purchases and sales.

Christian A. Andreach, CFA®, Senior Analyst/Managing Director of Consumer Group, has managed the Series since 2002.

Jack Bauer, Senior Analyst/Managing Director of Fixed Income, has managed the Series since 1995.

Jeffrey S. Coons, Ph.D., CFA®, Co-Director of Research/Managing Director of Quantitative Strategies Group, has managed the Series since 1995.

Jeffrey W. Donlon, CFA®, Senior Analyst/Managing Director of Technology Group, has managed the Series since 2004.

Brian P. Gambill, CFA®, Senior Analyst/Managing Director of Capital Goods & Materials Group, has managed the Series since 2002.

Jeffrey A. Herrmann, CFA®, Co-Director of Research/Managing Director of Themes and Overviews Group, has managed the Series since 1995.

Brian W. Lester, CFA®, Senior Analyst/Managing Director of Life Sciences Group, has managed the Series since 2009.

Michael J. Magiera, CFA®, Senior Analyst/Managing Director of Real Estate Group, has managed the Series since 1995.

Marc Tommasi, Senior Analyst/Managing Director of Global Strategies Group, has managed the Series since 1995.

Virge J. Trotter, III, CFA®, Senior Analyst/Managing Director of Services Group, has managed the Series since 2009.

Purchase and sale of fund shares, Tax information and Payments to broker-dealers and other financial intermediaries

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the “Additional Series Summary Information” section on page 14 of this prospectus.

Additional Series Summary Information

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Series on any day the New York Stock Exchange (NYSE) is open. The minimum initial investment of the Class I shares of each Series is $1,000,000. There is no minimum for subsequent investments. You may purchase or redeem shares of the Series by mail (Manning & Napier Fund, Inc. P.O. Box 9845, Providence, RI 02940-8045), Internet (www.manningnapieradvisors.com), by telephone (1-800-466-3863) or, with respect to purchases only, by wire. Shareholders holding shares through a financial intermediary should contact their financial intermediary to learn how to place purchase or redemption orders.

Dividends, Capital Gains, and Taxes

The distributions made by the Series generally are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Series shares through a broker-dealer or other financial intermediary (such as a bank), the Series and their related companies may pay the intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

More Information About the Series’

Investment Strategies and Risks

The Advisor’s Investment Strategies

The Pro-Blend Conservative Term Series, Pro-Blend Moderate Term Series, Pro-Blend Extended Term Series, and Pro-Blend Maximum Term Series are asset allocation funds. Each invests in a combination of stocks, bonds, and cash and is managed according to specific goals discussed on the following pages. The word “Term” in the Series’ names describes the investment horizon of those investors who may want to consider investing in the Series and does not reflect the Series’ maturity restrictions with respect to their investments in fixed income securities.

A team of investment professionals manages each Series’ portfolio using a multi-strategy approach. The Advisor’s Senior Research Group establishes broad policies regarding the mix of stocks, bonds and cash that is appropriate in light of the investment goals of each Series under prevailing market conditions. Stock analysts and fixed income analysts select individual securities after a peer review for consistency with the Advisor’s disciplines. The specific criteria applied by each group in allocating assets and selecting securities are set forth on the following page.

How the Advisor Allocates Assets within Each Series

The Series offer a range of investment strategies from fairly conservative to fairly aggressive. As you move along the investment risk spectrum, the emphasis on growth increases while the focus on capital preservation declines. This movement toward growth usually involves a higher percentage of the portfolio being invested in stocks and the portion of the portfolio being invested in bonds generally containing longer term maturities.

The pie charts below illustrate how the allocation of each Series’ portfolio has varied in the past. The Advisor believes that the most important factor affecting portfolio performance is asset allocation. A Series’ actual asset allocation will vary and may not fall within the ranges shown below depending primarily on current or anticipated market trends.

Historical High and Low Stock Exposures

(as measured on calendar quarters)

The Series’ Asset Allocations as of December 31, 2009

The Series’ asset allocations as of December 31, 2009 were as follows:

Series	Stocks	Bonds	Cash
Pro-Blend Conservative Term Series	24.9%	71.4%	3.7%
Pro-Blend Moderate Term Series	40.2%	45.6%	14.2%
Pro-Blend Extended Term Series	60.2%	36.6%	3.2%
Pro-Blend Maximum Term Series	91.1%	4.1%	4.8%

Each Series’ asset allocation varies over time depending primarily on current or anticipated market trends. Accordingly, a Series’ current or future asset allocation may not match its historical asset allocation.

Senior Research Group

This group establishes the maximum and minimum percentages of assets each Series will invest in U.S. and foreign stocks, bonds and cash equivalents. The group also establishes investment policies and guidelines used by the other groups to set prices at which each Series may purchase and sell individual securities. In making these decisions, the Advisor focuses on:

•	a Series’ risk management priorities

•	economic factors such as inflation, employment and interest rate trends

•	the outlook for corporate earnings

•	stock valuations (e.g., price to earnings and price to book ratios)

•	supply and demand for various asset classes

Based on these inputs, and working within the minimum and maximum parameters set by this group, the teams of stock and fixed income analysts adjust asset allocation with each bottom-up decision.

Within each Series’ holdings, the Advisor generally increases the weighting in stocks when it believes stock valuations are attractive and when economic factors appear favorable. For instance, the stock holdings may tend to rise if the Advisor expects corporate earnings to rise, interest rates to fall, or inflation to be low.

The Advisor will generally increase holdings in bonds when it believes stocks are overvalued or when it expects stocks to underperform. It also may increase bond holdings when it expects interest rates to fall and create the opportunity to capture capital gains as bond prices rise.

Stock Analysts (Investment Review Group)

This group selects individual stocks by looking for companies with one or more of the following characteristics:

•	strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market and high barriers to entry)

•	improving market share in consolidating industries

•	low price relative to fundamental or breakup value

Fixed Income Analysts (Fixed Income Group)

This group selects individual bonds, emphasizing bond market sectors and securities that it believes offer yields sufficient to compensate the investor for the risks specific to the sector or security. In evaluating bonds, this group considers:

•	interest rate sensitivity of particular sectors and securities

•	narrowing or widening of interest rate spreads between sectors, securities of different credit quality or securities of different maturities

•	for mortgage-related and asset-backed securities, anticipated changes in prepayment rates

More Information about the Series’ Principal Investments

Equity securities — Each Series may invest in equity securities of U.S. and foreign companies. These will usually be exchange-traded common stocks and may be denominated in U.S. dollars or foreign currencies.

Foreign securities — Each Series may invest in foreign stocks and ADRs and other U.S. dollar denominated securities of foreign issuers, including those in emerging markets. ADRs are securities that are listed and traded in the United States but represent an ownership interest in securities issued by a foreign issuer. ADRs are subject to many of the risks associated with investing directly in foreign securities, which are described below.

Fixed income securities — Each Series may invest in fixed income securities of any maturity or duration. These securities may be issued by the U.S. government or any of its agencies or instrumentalities, foreign governments, supranational entities such as the World Bank, and U.S. and foreign companies. Certain of the U.S. and foreign fixed income securities in which each Series invests are not guaranteed or insured by the U.S. or foreign government. These securities may be backed solely by their issuers’ ability to borrow from their government or by the credit of their issuers. Investments in fixed income securities may have all types of interest rate payment and reset terms and may include mortgage-backed, asset-backed and derivative securities. Each Series invests primarily in investment grade securities (i.e., those rated in the four highest ratings categories or determined by the Advisor to be of equivalent quality).

More Information about the Series’ Principal Risks

Market risk — Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of the Series’ investments will fluctuate, which means that the Series could lose money on their investments.

Equity risk — The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

Small- and mid-cap risk — Small- and mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small- and mid-cap companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. The securities of smaller companies are often traded in the over-the-counter market and, even if listed on a national securities exchange, the trading market (i.e., the volume of trades on any given day) for such securities may be less active than larger companies listed on that exchange. Consequently, the securities of these companies may be less liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than the securities of larger, more established companies. As a result, the prices of the smaller companies owned by the Series may be volatile.

Foreign securities risk — A Series’ investments in securities of foreign issuers involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. The securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies. Each Series may also experience more rapid or extreme changes in value than a fund that invests solely in securities of U.S. companies because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. There also is the risk that the cost of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions. During any period when foreign securities underperform other types of investments — U.S. securities, for instance — the performance of a Series may lag these investments.

Emerging market risk — The Series may be exposed to risks associated with investments in emerging market countries. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Series’ investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Currency risk — Because the Series invest in securities denominated in, and/or receiving revenues in, foreign currencies, they will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in a Series would be adversely affected. Currencies in non-U.S. countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention by U.S. or foreign governments, central banks or supranational agencies, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.

Interest rate risk — Each Series’ investments in fixed income securities are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the Series’ yields will change over time. During periods when interest rates are low, the Series’ yields (and total returns) also may be low. Changes in interest rates also may affect the Series’ share prices: a sharp rise in interest rates could cause the Series’ share prices to fall. This risk is greater when a Series holds bonds with longer maturities. To the extent that the Advisor anticipates interest rate trends imprecisely, the Series’ share prices could fall.

Credit risk — Each Series’ investments in fixed income securities are subject to the risk that a decline in the credit quality of a portfolio investment could cause the Series’ share prices to fall. The Series could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations. Below investment-grade bonds (junk bonds) involve greater risks of default or downgrade and are more volatile than investment-grade bonds. Below investment-grade bonds also involve greater risk of price declines than investment-grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of below investment-grade bonds may be more susceptible than other issuers to economic downturns. Such bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the bonds.

Prepayment and extension risk — Each Series’ investments in fixed income securities are subject to the risk that the bonds may be paid off earlier or later than expected. Either situation could cause the Series to hold securities paying lower-than-market rates of interest, which could hurt the Series’ yields or share prices. In addition, rising interest rates tend to extend the duration of certain fixed income securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Series may exhibit additional volatility. This is known as extension risk. When interest rates decline, borrowers may pay off their fixed income securities sooner than expected. This can reduce the returns of the Series because the Series will have to reinvest that money at the lower prevailing interest rates. This is known as prepayment risk.

Liquidity risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. A Series’ investments in illiquid securities may reduce the returns of that Series because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of a Series’ shares. Redemptions by these institutions or individuals in a Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force a Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

Defensive Investing

Each Series may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. If a Series takes a temporary defensive position, it may be unable to achieve its investment goal.

The Series’ Investment Goals

The Series’ Board of Directors may change each Series’ investment goals (described in the “Investment Goal” section of each Series) without obtaining the approval of the Series’ shareholders. A Series may not succeed in achieving its goal.

Management

The Advisor

The Series’ advisor is Manning & Napier Advisors, Inc., 290 Woodcliff Drive, Fairport, New York 14450. Manning & Napier Advisors, Inc. was founded in 1970, and it manages over $25 billion for individual and institutional investors. The Advisor is responsible for the day-to-day operations of the Series and generally is responsible for supervision of the Series’ overall business affairs, service providers and officers.

As described below, a team made up of investment professionals and analysts makes all of the Series’ investment decisions.

Portfolio Managers

The Advisor’s Senior Research Group establishes the broad investment policies and guidelines used in the management of the Series. The Advisor’s analysts work with members of the Senior Research Group to develop stock recommendations for the Series in line with the Senior Research Group’s policies and guidelines. Recommendations for stock purchases and sales must be approved by the Senior Research Group before implementation. The Advisor’s Fixed Income Group, led by Jack Bauer, constructs and monitors the bond portions of the portfolios. This group develops an interest rate overview and a credit approved list that is reviewed by the Senior Research Group prior to implementation.

The following people serve on the Advisor’s Senior Research Group:

Christian A. Andreach, CFA®, Senior Analyst/Managing Director of Consumer Group
Joined the Advisor in 1999. Senior Analyst since 1999. Managing Director and member of Senior Research Group since 2002.

Jack Bauer, Senior Analyst/Managing Director of Fixed Income
Joined the Advisor in 1990. Senior Analyst since 1990. Managing Director and member of Senior Research Group since 1992.

Jeffrey S. Coons, Ph.D., CFA®, Co-Director of Research/Managing Director of Quantitative Strategies Group
Joined the Advisor in 1993. Co-Director of Research since 2002. Managing Director and member of Senior Research Group since 1993. Executive Group Member* since 1999.

Jeffrey W. Donlon, CFA®, Senior Analyst/Managing Director of Technology Group
Joined the Advisor in 1998. Senior Analyst since 1998. Managing Director and member of Senior Research Group since 2004.

Brian P. Gambill, CFA®, Senior Analyst/Managing Director of Capital Goods & Materials Group
Joined the Advisor in 1997. Senior Analyst since 1997. Managing Director and member of Senior Research Group since 2002.

Jeffrey A. Herrmann, CFA®, Co-Director of Research/Managing Director of Themes and Overviews Group
Joined the Advisor in 1986. Co-Director of Research since 1992. Managing Director and member of Senior Research Group since 1992. Executive Group Member* since 2002.

Brian W. Lester, CFA®, Senior Analyst/Managing Director of Life Sciences Group
Joined the Advisor in 1998. Senior Analyst since 2001. Managing Director and member of Senior Research Group since 2009.

Michael J. Magiera, CFA®, Senior Analyst/Managing Director of Real Estate Group
Joined the Advisor in 1988. Senior Analyst since 1999. Managing Director and member of Senior Research Group since 1992.

Marc Tommasi, Senior Analyst/Managing Director of Global Strategies Group
Joined the Advisor in 1986. Senior Analyst since 1988. Managing Director and member of Senior Research Group since 1992.

Virge J. Trotter, III, CFA®, Senior Analyst/Managing Director of Services Group
Joined the Advisor in 1997. Senior Analyst since 1997. Managing Director and member of Senior Research Group since 2009.

* The Executive Group, consisting of senior executive employee-owners, performs the duties of the Office of the Chief Executive of the Advisor.

The Statement of Additional Information (SAI) contains additional information about the Series’ management team, including the structure of their compensation, their role in managing other accounts, and their ownership of securities in the Series.

Management Fees

In return for the services it provides to each Series, the Advisor receives an annual management fee, which is computed daily and payable monthly by the Series as described below. The Advisor has contractually agreed to limit each Series’ total direct annual fund operating expenses as shown below. The Advisor’s contractual waivers will remain in effect at least until February 28, 2011 and may be extended.

ANNUAL MANAGEMENT FEES (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
Series	Contractual Management Fee	Class I Contractual Expense Limitation	Actual Management Fee Paid for Year Ended 10/31/09
Pro-Blend Conservative Term Series	0.60%	0.70%	0.57%
Pro-Blend Moderate Term Series	0.75%	0.85%	0.73%
Pro-Blend Extended Term Series	0.75%	0.85%	0.74%
Pro-Blend Maximum Term Series	0.75%	0.85%	0.72%

A discussion regarding the basis for the Board of Directors’ approval of each Series’ investment advisory agreement is available in the Series’ semi-annual report dated April 30, 2009, which covers the period November 1, 2008 through April 30, 2009.

The Advisor may use its own resources to engage in activities that may promote the sale of the Series’ shares, including payments, or other forms of incentives such as discounted fees for products or services of affiliates, to third parties who provide services such as shareholder support servicing, marketing support, and distribution assistance to the Series. These fees or other incentives are in addition to any distribution or shareholder services fees payable under a Rule 12b-1 or service plan of the Fund. The level of payments made to financial intermediaries may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of the Series attributable to the financial intermediary, the particular type of Series, or other measures as agreed to in writing by the Advisor, the Distributor and/or their affiliates and the financial intermediaries or any combination thereof. The amount of these payments is determined at the discretion of the Advisor, the Distributor and/or their affiliates from time to time and may be different for different financial intermediaries based on, for example, the nature of the services provided by the financial intermediary. The Advisor may also, from its own resources, defray or absorb costs relating to distribution, including compensation of employees who are involved in distribution. These payments or discounts may be substantial but are paid or discounted by the Advisor or its affiliates, not by the Series or their shareholders. Such payments may provide an incentive for the financial intermediary to make shares of the Series available to its customers and may allow the Series greater access to the financial intermediary’s customers, and may create a conflict of interest by influencing the financial intermediary to recommend the Series over another investment.

The Distributor

The distributor of the Series’ shares is Manning & Napier Investor Services, Inc. Class I shares of the Series are not subject to a distribution and/or shareholder services fee.

Investors may be charged a fee if they effect transactions through a financial intermediary.

Information about Class I Shares

Class I shares are offered to institutions, such as investment companies, foundations, endowments, banks, trusts and corporate capital and cash management accounts, individual investors, and large employee benefit plans. Class I shares are primarily available for direct investment from the Fund, but may be offered through a financial intermediary. Financial intermediaries include financial planners, investment advisors, broker-dealers or other financial institutions with an agreement with the Distributor. Each Series offers more than one share class. Other share classes are offered in separate prospectuses.

Your financial intermediary may impose different or additional conditions than the Series on purchases, redemptions and exchanges of shares. These differences may include initial, subsequent and maintenance investment requirements, exchange policies, and trading restrictions. Your financial intermediary may independently establish and charge you transaction fees, account fees and other fees in addition to the fees charged by the Series. These additional fees may vary over time and would increase the cost of your investment and lower investment returns. You should consult your financial intermediary directly for information regarding these conditions and fees. The Series are not responsible for the failure of your financial intermediary to carry out its responsibilities.

The Fund reserves the right to determine which potential investors qualify as eligible investors for Class I shares. Shares held by a non-eligible investor are subject to involuntary redemption by the Fund.

If your account no longer meets the minimum balance requirement for Class I shares, the Fund may automatically convert the shares in the account to another share class, as appropriate. The Fund will notify you in writing before any mandatory conversion occurs.

How to Buy, Exchange, and Redeem Shares

How to Buy Shares

Shareholders holding Class I shares through a financial intermediary should contact their intermediary to learn how to place orders to buy shares. Class I shareholders holding shares directly with the Fund may purchase shares directly from the Fund, as described below.

The initial minimum investment for the Class I shares of each Series is $1,000,000. This investment minimum may be waived for certain qualified retirement plans. The Fund reserves the right to change or waive the investment minimum for Class I shares in its sole discretion. The Fund also reserves the right to reject purchase orders or to stop offering its shares without notice to shareholders. The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund under certain limited circumstances.

Check Acceptance Policy

The Fund reserves the right to reject certain forms of payment for share purchases. The Fund maintains a check acceptance policy for share purchases. Investments that are received in an unacceptable form will be returned. Checks must be made payable to the Manning & Napier Fund, Inc. and must be in U.S. dollars. The Fund will not accept cash, third party checks, starter checks, travelers checks, credit card checks or money orders.

The Fund will not accept a P.O. Box as a primary address. A physical address must be used. A P.O. Box may be used as a mailing address only. Shareholder information is subject to independent identity verification and may be shared, as permitted by law and the Fund’s Privacy Policy, for identifying and reporting suspected money laundering and terrorist activity. Please review your account application for additional information.

By Mail

Opening an account

•	Send a check payable to Manning & Napier Fund, Inc. with the completed original account application.

The address is:

Manning & Napier Fund, Inc.

P.O. Box 9845

Providence, RI 02940-8045

•	To request an account application, call the Fund at 1-800-466-3863.

Adding to an account

•	Send a check payable to Manning & Napier Fund, Inc. and a letter of instruction with the name of the Series to be purchased and the account name and number to the above address.

By Wire

Opening or adding to an account

•	After the Fund has received your completed account application, you may wire funds to open or add shares to your account. Before sending a wire, call 1-800-466-3863 for wire instructions.

By Telephone

Adding to an Account

•

You may use the Telephone Purchase feature to add to an existing account. To use this service, call 1-800-466-3863 to request a debit from your pre-authorized checking account. Your bank must be a member of the Automated Clearing House (ACH) to use this feature. Any purchases made through this feature will be posted to your account at the NAV calculated on the next business day after your call that both the NYSE and banks are open.

Through the Internet

Adding to an Account

•

If you are a registered user of the Fund’s website, you may use the Internet to add to an existing account by requesting a debit from your bank account. To use this service, go to www.manningnapieradvisors.com, click on the “login” button in the top right hand corner of the screen, and follow the prompts. Any purchases made through this feature will be posted to your account at the NAV calculated on the next business day after your order that both the NYSE and banks are open.

Automatic Investment Plan

You may participate in the Automatic Investment Plan by completing the applicable section of the account application or by contacting the Fund. Through the plan, you can authorize transfers of a specified amount from your bank account into the Series on a regular basis. The minimum amount of each investment is $25. If you have insufficient funds in your account to complete a transfer, your bank may charge you a fee.

How to Exchange Shares

Subject to the conditions discussed in the “Excessive Trading” section below, shareholders may exchange shares of a Series for a class of shares of any other Series of the Fund currently available for investment if the registration of both accounts is identical and the exchange order and shareholder meet the minimum investment and other requirements for the Series and class into which they are exchanging. Please read the prospectus of the Series into which you wish to exchange prior to requesting the exchange. The Fund may alter, limit or suspend its exchange privilege on 60 days’ notice.

The Fund’s exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Fund. For more information about the Fund’s policy on excessive trading, see “Excessive Trading.”

An exchange involves a redemption of shares surrendered in the exchange, and therefore it may cause the shareholder to realize a gain that may be subject to income tax. However, an exchange between share classes is not a taxable event.

Shareholders holding Class I shares through a financial intermediary should contact their financial intermediary to learn how to place exchange orders. Class I shareholders holding shares directly with the Fund may place exchange orders directly with the Fund, as described below.

By Mail

•	Send a letter of instruction to Manning & Napier Fund, Inc., at the address on page 20, signed by each registered account owner, exactly as your names appear on the account registration.

•	Provide the name of the current Series, the class of shares, the Series to exchange into, and the dollar amount to be exchanged.

•	Provide both account numbers.

By Telephone

•	Unless you have declined telephone privileges, call the Fund at 1-800-466-3863.

•	Provide the name of the current Series, the class of shares, the Series to exchange into, and the dollar amount to be exchanged.

•	Provide both account numbers.

•	We may ask for identification, and all telephone transactions are recorded.

Through the Internet

•

If you are a registered user of the Fund’s website, you may use the Internet to exchange shares between Series. To use this service, go to www.manningnapieradvisors.com, click on the “login” button in the top right hand corner of the screen, and follow the prompts. Any exchanges made through this feature prior to the close of trading on the NYSE on a business day will be posted to your account at the NAV calculated on that day.

How to Redeem Shares

The Fund may postpone payment of redemption proceeds for up to seven days, or suspend redemptions to the extent permitted by law. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 10 days from your date of purchase). Likewise, certain types of account maintenance, such as address changes, result in a thirty calendar day hold on your account during which any redemption requests must include a Medallion Guarantee.

Shareholders holding Class I shares through a financial intermediary should contact their financial intermediary to learn how to place redemption orders. Class I shareholders holding shares directly with the Fund may place redemption orders directly with the Fund, as described below.

By Mail

•	Send a letter of instruction to Manning & Napier Fund, Inc., at the address on page 20, signed by each registered account owner, exactly as your names appear in the account registration.

•	State the name of the Series, the class of shares, and the number of shares or dollar amount to be sold.

•	Provide the account number.

•	Medallion Guarantees may be required.

•	Additional documentation may be required (call the Fund for details).

By Telephone

•	Unless you have declined telephone privileges, call us at 1-800-466-3863.

•	Provide the name of the Series in which you wish to sell shares, the class of shares, and the dollar amount to be redeemed.

•	Provide your account number.

•	We may ask for identification, and all telephone calls are recorded.

•	Redemption proceeds from sales requested by telephone will be sent only to the address of record or a bank account that is already on file with us.

•	Amounts over $100,000 may only be sent to a pre-designated bank account.

Through the Internet

•

If you are a registered user of the Fund’s website, you may use the Internet to redeem shares from your account. To use this service, go to www.manningnapieradvisors.com, click on the “login” button in the top right hand corner of the screen, and follow the prompts. Proceeds from redemptions requested over the Internet will be sent only to your address of record or a bank account that is already on file with us. Any redemptions made through this feature prior to the close of trading on the NYSE on a business day will be posted to your account at the NAV calculated on that day.

Investment and Account Information

More about Purchases, Exchanges, and Redemptions

All orders to purchase, exchange, or redeem shares must be sent to the transfer agent at the address on page 20 or to an authorized financial intermediary. With the exception of purchase orders via telephone or the Internet, transaction requests received in good order (i.e., with all required information, signatures and documentation) before the close of regular trading on the NYSE on a business day will be executed at that day’s share price. Purchase orders via telephone or Internet will be posted to your account at the NAV calculated on the next business day after your order that both the NYSE and banks are open. The close of regular trading is typically 4:00 p.m. Eastern time, although it may be earlier. The Fund is open for business each day the NYSE is open. All orders must include the required documentation and signatures, and all purchase orders must be accompanied by proper payment.

The Fund has authorized several financial intermediaries to accept purchase and redemption orders on its behalf, and those intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund’s behalf. Orders placed with an authorized financial intermediary will be processed at the share price of the Series next computed after they are received in good order by the financial intermediary or its designee, provided that such orders are transmitted to the Fund’s transfer agent in accordance with the Fund’s procedures and applicable law. Accordingly, for you to receive the current business day’s share price, your order must be received by an authorized financial intermediary in good order before the close of regular trading on the NYSE.

The Series’ distributor imposes no sales charge on purchases and redemptions of shares of the Series. However, your financial intermediary may charge you a transaction fee on purchases and redemptions.

Excessive Trading

The Series are intended for long-term investment purposes only. Do not invest in the Fund if you are a market timer. The Fund’s Board of Directors has adopted policies and procedures designed to detect and deter “market timing” or other types of excessive short-term trading by shareholders. Excessive trading into and out of a Series may present risks to the Series’ long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Series’ investment strategies, triggering the recognition of taxable gains and losses on the sale of the Series’ investments, requiring the Series to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. In addition, the Fund may, in its sole discretion, reject or limit purchase orders (including purchases by exchange) by an investor or group of investors for any reason without prior notice, including when it believes in its sole discretion that the trading activity in the account(s) would be detrimental to the Series. For purposes of applying these policies, the Fund and its service providers may consider the trading history of accounts under common ownership or control.

Shareholders may make up to 2 “round trips” during any 90 day period. A “round trip” is defined as a purchase or exchange into a Series followed by a redemption or exchange out of the same Series. After the second “round trip”, the Fund may block for a period of 90 days additional purchases and exchange purchases into the Fund from your account or any account with the same tax identification number or broker identification number.

The following types of transactions will be exempted from these procedures:

•	Transactions under certain monetary thresholds that have been determined by the Fund, in its sole discretion, not to be harmful or disruptive to the Series

•	Systematic withdrawals

•	Automatic investments (including investments made by payroll deduction)

•	Mandatory distributions from IRAs and retirement plans

•	IRA transfers and rollovers

•	Roth IRA conversions and recharacterizations

•	Reinvestments of dividends and capital gains

The Fund’s ability to monitor trades that are placed by individual shareholders of omnibus accounts, which are accounts maintained by financial intermediaries on behalf of multiple beneficial shareholders, is limited to the extent that the Fund does not have direct access to the underlying shareholder account information. However, the Fund and/or its service providers monitor aggregate trades placed in omnibus accounts and seek to work with financial intermediaries to discourage shareholders from engaging in market timing and to restrict excessive trading. The Fund and/or its service providers have entered into agreements with such financial intermediaries that require the financial intermediaries to provide the Fund and/or its service providers with certain shareholder transaction information to enable the Fund and/or its service providers to review the trading activity in the omnibus accounts. If excessive trading is identified in an omnibus account, the Fund will work with the financial intermediary to restrict trading by the shareholder and may require the financial intermediary to prohibit the shareholder from future purchases or exchanges into the Series. Transactions placed by shareholders through financial intermediaries in violation of the Fund’s excessive trading policy may be cancelled or the shares purchased may be redeemed by the Fund.

The Fund may also defer to a financial intermediary’s frequent trading policies with respect to those shareholders who invest in the Series through such intermediary. The Fund will defer to an intermediary’s policies only after the Fund determines that the intermediary’s frequent trading policies adequately protect Series shareholders. Transactions by Series shareholders investing through such intermediaries will be subject to the restrictions of the intermediary’s frequent trading policies, which may differ from those of the Fund. Shareholders who invest through financial intermediaries should consult with their intermediaries to determine the frequent trading restrictions that apply to their Series transactions.

The Fund and its service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund’s policies and procedures described in this prospectus and approved by the Fund’s Board of Directors. Despite these efforts, however, the Fund and its service providers may not be able to detect or prevent all instances of short-term trading in the Series, and, as a result, frequent trading could adversely affect the Series and its long-term shareholders as discussed above. For example, certain investors who engage in market timing and other short-term trading activities may employ a variety of techniques to avoid detection. Further, the detection of frequent trading patterns and the blocking of further trading are inherently subjective and therefore involve some selectivity in their application. The Fund and its service providers, however, seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Series’ long-term shareholders.

The Fund may amend these policies and procedures in response to changing regulatory requirements or to enhance their effectiveness.

Telephone and Internet Transactions

When you place a purchase, exchange, or redemption order by telephone or through the Internet, we may record the telephone call, request identifying information, or take other steps designed to prevent fraudulent orders. We are not responsible for any losses that may occur as long as we follow procedures reasonably designed to ensure that an order appears genuine. Interruptions in service may mean that a shareholder will be unable to effect a telephone or internet order when desired. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

Accounts with Low Balances

If your account falls below $1,000,000 due to the redemption of shares, the Fund may ask you to bring your account up to the minimum requirement. If your account is still below $1,000,000 after 60 days, the Fund may close your account and send you the redemption proceeds.

In-Kind Purchases and Redemptions

Securities you own may be used to purchase shares of a Series. The Advisor will determine if acquiring the securities is consistent with that Series’ goals and policies. If accepted, the securities will be valued the same way the Series values securities it already owns.

The Fund may make payment for shares redeemed in part by giving you portfolio securities. As a redeeming shareholder, you will pay transaction costs to dispose of these securities.

Medallion Guarantees

A Medallion Guarantee will be required for a written request to sell shares if the proceeds are to be sent to an address other than the address of record or to a bank account that is not already on file with us. A Medallion Guarantee will also be required to change the account registration, for written redemption requests for amounts over $100,000, or for certain other requests.

A Medallion Guarantee is a type of signature guarantee that can be obtained from most brokers, banks, savings institutions or credit unions. A Medallion Guarantee is a formal certification offered by firms participating in the Medallion Stamp Program that guarantees a signature is original and authentic. Please note that we cannot accept notarization by a notary public.

Valuation of Shares

Each Series offers its shares at the NAV per share of the Series. Each Series calculates its NAV once daily as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) on each day the exchange is open. If the exchange closes early, the Series will accelerate the calculation of their NAVs and transaction deadlines to that time.

Each Series values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. In calculating its NAV, each Series generally values its investment portfolio at market price. If market prices are not readily available or the Advisor reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the close of the relevant market, a Series will price those securities at fair value as determined in good faith using methods approved by the Board of Directors. A Series’ determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Series assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

Although each Series’ stock holdings consist primarily of U.S. companies that are traded on U.S. exchanges, there may be limited circumstances in which a Series would price these securities at fair value – for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Series calculated its NAV. In determining fair value prices of non-U.S. securities, the Series may consider the performance of securities on their primary exchanges, factors influencing specific foreign markets or issuers, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by a Series may be significantly affected on days when investors cannot buy or sell shares of the Series. In addition, due to the difference in times between the close of the international markets and the time the Series price their shares, the value a Series assigns to securities may not be the same as the quoted or published prices of those securities on their primary markets or exchanges.

When valuing fixed income securities with remaining maturities of more than 60 days, the Series use the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner or a pricing matrix.

When valuing fixed income securities with remaining maturities of 60 days or less, the Series use the security’s amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing.

Communicating with the Manning & Napier Fund

By Phone: You can reach us at 1-800-466-3863 business days from 8:00 a.m. to 6:00 p.m. Eastern time. Telephone calls may be recorded. You can also obtain automated account information, such as share prices and account balances, 24 hours a day, 7 days a week, by calling this number.

By Mail:

Manning & Napier Fund, Inc.

P.O. Box 9845

Providence, RI 02940-8045

By Overnight Mail:

Manning & Napier Fund, Inc.

101 Sabin Street

Pawtucket, RI 02860

Disclosure of the Series’ Portfolio Holdings

The Series disclose their complete portfolio holdings in each Annual and Semi-Annual Report and, following the first and third fiscal quarters, in a quarterly holdings report filed with the Securities and Exchange Commission (SEC) on Form N-Q. Annual and Semi-Annual Reports are distributed to Series shareholders and the most recent Reports are available on the Fund’s website at www.manningnapieradvisors.com. Quarterly holdings reports filed with the SEC are not distributed to Series shareholders, but are available, free of charge, on the EDGAR Database on the SEC’s website, www.sec.gov. In addition, each Series’ month-end and quarter-end complete portfolio holdings are available on the Fund’s website. This information is provided with a lag of at least eight days. Portfolio holdings information will be available on the website at least until it is superseded by a quarterly portfolio holdings report distributed to shareholders (with respect to Annual and Semi-Annual Reports) or filed with the SEC (with respect to a Form N-Q). A Series may also disclose certain commentary and analytical, statistical, performance or similar information relating to the Series or its portfolio holdings if such disclosure is deemed to be for a legitimate business purpose and the information is deemed to be non-material. A description of the Fund’s policy and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the SAI.

Dividends, Distributions, and Taxes

Dividends and Distributions

Each Series generally:

•	Pays dividends twice a year, in June and December.

•	Makes capital gains distributions, if any, once a year, typically in December.

A Series may pay additional distributions and dividends at other times if necessary for the Series to avoid a federal tax.

Capital gain distributions and dividends are reinvested in additional shares of the same Series and Class that you hold. Alternatively, except as discussed below, you can instruct the Fund in writing or by telephone to have your capital gains and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent after the record date will not be effective until the next distribution or dividend is made. Regardless of your election, all capital gain distributions and dividends less than $10 will be reinvested. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Taxes

Dividends are paid from income earned on the Series’ portfolio holdings as well as from interest on its cash investments. Distributions of capital gain will be treated as long-term or short-term gain depending on how long the Series held the securities sold, without regard to how long you have owned your shares of the Series.

Transaction	Federal Tax Status
Redemption or exchange of shares	Usually taxable as capital gain or loss; long-term only if shares owned more than one year
Long-term capital gain distributions	Taxable as long-term capital gain
Short-term capital gain distributions	Generally taxable as ordinary income
Dividends	Taxable as ordinary income unless they qualify for treatment as qualified dividend income

For taxable years beginning on or before December 31, 2010, distributions of investment income designated by the Series as derived from qualified dividend income may qualify to be taxed at the lower rate applicable to long-term capital gains. This rate is currently 15% (lower rates apply to individuals in lower tax brackets).

If you are a taxable investor, you may want to avoid buying shares when a Series is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

Generally, any sale or exchange of your shares is a taxable event. For tax purposes, an exchange of your shares for shares of another Series is treated the same as a sale. An exchange between classes is not reported as a taxable sale.

After the end of each year, the Fund will provide you with information about the distributions and dividends that you received and any redemptions of shares during the previous year. In calculating your gain or loss on any sale of shares, note that your tax basis in your shares is increased by the amounts of dividends and distributions that you have reinvested in a Series. Dividends and distributions are taxable as described above whether received in cash or reinvested.

If you do not provide the Fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 28% of your distributions, dividends and redemption proceeds.

Because each shareholder’s circumstances are different and special tax rules may apply, you should consult with your tax adviser about your investment in the Series and your receipt of dividends, distributions or redemption proceeds.

Financial Highlights

The financial highlights tables are intended to help you understand the financial performance for the Class I shares of the Series for their period of operations. Certain information reflects financial results for a single share. The total returns in the tables represent the rate that an investor would have earned, or lost, on an investment in the Class I shares of the Series (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Series’ financial statements, is included in the annual report, which is available upon request.

Pro-Blend® Conservative Term Series — Class I

	For the Year Ended 10/31/09	For the Period 3/28/08[1] to 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.27	$10.00

Income (loss) from investment operations:
Net investment income	0.21 [2]	0.06
Net realized and unrealized gain (loss) on investments	0.87	(0.74)

Total from investment operations	1.08	(0.68)

Less distributions to shareholders:
From net investment income	(0.24)	(0.05)

Net asset value - End of period	$10.11	$9.27

Net assets - End of period (000’s omitted)	$95,879	$77

Total return[3]	11.94%	(6.81%)
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.70%	0.70%[4]
Net investment income	2.17%	1.81%[4]
Series portfolio turnover	47%	45%

* The investment advisor did not impose all or a portion of its management fees, CCO fees and fund accounting and transfer agent fees in some periods. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have been increased by the following amount:

	0.03%	0.15%[4]

1 Commencement of operations.

2 Calculated based on average shares outstanding during the year.

3 Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during certain periods. Periods less than one year are not annualized.

4 Annualized.

Pro-Blend® Moderate Term Series — Class I

	For the Year Ended 10/31/09	For the Period 3/28/08[1] to 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$8.59	$10.00

Income (loss) from investment operations:
Net investment income	0.15 [2]	0.06
Net realized and unrealized gain (loss) on investments	1.02	(1.42)

Total from investment operations	1.17	(1.36)

Less distributions to shareholders:
From net investment income	(0.22)	(0.05)

Net asset value - End of period	$9.54	$8.59

Net assets - End of period (000’s omitted)	$44,134	$322

Total return[3]	14.11%	(13.64%)
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.85%	0.85%[4]
Net investment income	1.67%	1.47%[4]
Series portfolio turnover	58%	75%

* The investment advisor did not impose all or a portion of its management fees, CCO fees and fund accounting and transfer agent fees in some periods. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have been increased by the following amount:

	0.02%	0.10%[4]

1 Commencement of operations.

2 Calculated based on average shares outstanding during the year.

3 Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the period. Periods less than one year are not annualized.

4 Annualized.

Pro-Blend® Extended Term Series — Class I

	For the Year Ended 10/31/09	For the Period 3/28/08[1] to 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$8.10	$10.00

Income (loss) from investment operations:
Net investment income	0.13 [2]	0.08
Net realized and unrealized gain (loss) on investments	1.10	(1.91)

Total from investment operations	1.23	(1.83)

Less distributions to shareholders:
From net investment income	(0.25)	(0.07)

Net asset value - End of period	$9.08	$8.10

Net assets - End of period (000’s omitted)	$98,015	$1,084

Total return[3]	15.82%	(18.46%)
Ratios (to average net assets)/ Supplemental Data:
Expenses*	0.85%	0.85%[4]
Net investment income	1.59%	1.62%[4]
Series portfolio turnover	62%	76%

* The investment advisor did not impose all or a portion of its management fees, CCO fees and fund accounting and transfer agent fees in some periods. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have been increased by the following amount:

	0.00%[5]	0.02%[4]

1 Commencement of operations.

2 Calculated based on average shares outstanding during the year.

3 Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the period. Periods less than one year are not annualized.

4 Annualized.

5 Less than 0.01%.

Pro-Blend® Maximum Term Series — Class I

	For the Year Ended 10/31/09	For the Period 3/28/08[1] to 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$7.57	$10.00

Income (loss) from investment operations:
Net investment income	0.05 [2]	0.05
Net realized and unrealized loss on investments	1.24	(2.44)

Total from investment operations	1.29	(2.39)

Less distributions to shareholders:
From net investment income	(0.16)	(0.04)

Net asset value - End of period	$8.70	$7.57

Net assets - End of period (000’s omitted)	$52,271	$2,597

Total return[3]	17.58%	(24.01%)
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.85%	0.85%[4]
Net investment income	0.68%	0.88%[4]
Series portfolio turnover	67%	82%

* The investment advisor did not impose all or a portion of its management fees, CCO fees and fund accounting and transfer agent fees in some periods. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have been increased by the following amount:

	0.02%	0.08%[4]

1 Commencement of operations.

2 Calculated based on average shares outstanding during the year.

3 Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

4 Annualized.

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Manning & Napier Fund, Inc.

Pro-Blend® Conservative Term Series

Pro-Blend® Moderate Term Series

Pro-Blend® Extended Term Series

Pro-Blend® Maximum Term Series

Class I Shares

Shareholder Reports and the Statement of Additional Information (SAI)

Annual and semi-annual reports to shareholders provide additional information about each Series’ investments. These reports discuss the market conditions and investment strategies that significantly affected each Series’ performance during its last fiscal year. The SAI provides more detailed information about each Series. It is incorporated by reference into this prospectus, making it legally part of the prospectus.

How to Obtain the Shareholder Reports, SAI, and Additional Information

•

You may obtain shareholder reports and the SAI or other information about the Series without charge, by calling 1-800-466-3863 or sending written requests to Manning & Napier Fund, Inc., P.O. Box 805, Fairport, New York 14450. These documents are also available at www.manningnapieradvisors.com.

•

You may review and copy shareholder reports, the prospectus and SAI at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information about the public reference room may be obtained by calling 1-202-551-8090. You can get copies of these materials for a fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-1520 or by e-mail to publicinfo@sec.gov. You can get the same reports and information free from the EDGAR Database on the SEC’s Internet web site (http://www.sec.gov).

•

The Fund may send only one copy of a Series’ prospectus and annual and semi-annual reports to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you do not want your mailings to be “householded,” please call 1-800-466-3863 or contact your financial intermediary.

If someone makes a statement about these Series that is not in this prospectus, you should not rely upon that information. Neither the Series nor their distributor is offering to sell shares of a Series to any person to whom the Series may not lawfully sell its shares.

Investment Company Act File No. 811-04087 MNCIX 03/01/2010

Pro-Blend® Conservative Term Series	Ticker: MNCCX
Pro-Blend® Moderate Term Series	Ticker: MNMCX
Pro-Blend® Extended Term Series	Ticker: MNECX
Pro-Blend® Maximum Term Series	Ticker: MNHCX

Class C Shares

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete.

Any statement to the contrary is a crime.

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Pro-Blend® is a service mark of Manning & Napier Advisors, Inc.

Pro-Blend® Conservative Term Series

Summary Section

Investment Goal

The Series’ primary objective is to provide preservation of capital, and its secondary objective is to provide long-term growth of capital.

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold Class C shares of the Series.

PRO-BLEND CONSERVATIVE TERM SERIES — CLASS C
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.14%[1]
Total Annual Fund Operating Expenses	1.74%[2]

1 Other expenses include all operating expenses of the Class C shares of the Series (except management fees and distribution and service (Rule 12b-1) fees) as well as the estimated amount of the fees and expenses incurred indirectly by the Series through its investments in other investment companies during the prior fiscal year.

2 Manning & Napier Advisors, Inc. (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of the Class C shares, exclusive of distribution and service (12b-1) fees, do not exceed 1.80% of the average daily net assets of the Class C shares of the Series. This contractual waiver will continue until February 28, 2011 and may not be amended or terminated prior to such date without the approval of the Series’ Board of Directors.

Example

The Example below is intended to help you compare the cost of investing in the Class C Shares of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class C Shares of the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class C shares of the Series remain the same (taking into account the Advisor’s contractual expense limitation for the first year only). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
$177	$548	$944	$2,052

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 47% of the average value of its portfolio.

Principal Investment Strategies

The Series invests primarily in fixed income securities, including U.S. Treasury securities, pass-through securities, and corporate bonds. The Advisor typically focuses on fixed income securities with short- to intermediate-term maturities of 3 to 5 years but may also invest to a limited extent in longer term securities (such as bonds with maturities of 10 years or more). The Series invests primarily in investment grade securities. The Series may also invest in U.S. and foreign stocks and American Depository Receipts (ADRs), including those in emerging markets. The Series may invest in stocks of small, large, or mid-size companies. In pursuit of the Series’ primary goal, the Advisor seeks to protect capital while generating income. The Advisor may simultaneously seek growth opportunities as a secondary priority.

Principal Risks of Investing in the Series

Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	U.S. and/or foreign stock or bond markets decline.

•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.

•	Interest rates go up, which will make bond prices go down and reduce the value of the bonds held in the Series’ portfolio.

•	The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.

Because the Series may invest in securities of foreign issuers, the Series is subject to the additional risk that the prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series’ investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

•	The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•	The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.

•	Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The value of your investment may also decline if the Advisor’s judgements about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

Summary of Past Performance

The bar chart and total return table provide some indication of the risks of investing in the Series. Class C shares had not been active for a full calendar year as of the date of this prospectus; therefore, the bar chart shows changes in the performance of the Class S shares of the Series for each of the last ten calendar years. The Class S shares are not offered in this prospectus. Because the Class C shares of the Series invest in the same portfolio of securities, returns for the Class C shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class C shares have higher expenses. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S shares of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Class S shares for different periods compare to those of the Barclays Capital Intermediate U.S. Aggregate Bond Index and a blended index, 5% of which is the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S., 15% of which is the Russell 3000® Index and 80% of which is the Barclays Capital Intermediate U.S. Aggregate Bond Index. The blended index is provided because it better reflects the asset allocation of the Series as compared with the primary index. Because the Series’ asset allocation will vary over time, the composition of the Series’ portfolio may not match the composition of the comparative indices’ portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manningnapieradvisors.com.

Pro-Blend Conservative Term Series — Class S Shares

% Total Return

Quarterly Returns

Highest (quarter ended 09/30/09): 6.05%

Lowest (quarter ended 12/31/08): (2.76)%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2009
	1 Year	5 Years	10 Years	Since Inception 11/1/95
Return Before Taxes	10.94%	4.89%	6.11%	5.96%
Return After Taxes on Distributions	10.49%	3.89%	4.79%	4.47%
Return After Taxes on Distributions and Sale of Series Shares	7.15%	3.72%	4.57%	4.29%
Indices: (reflect no deduction for fees, expenses, or taxes)
Barclays Capital Intermediate U.S. Aggregate Bond Index	6.46%	4.97%	6.09%	6.00%
5%/15%/80% Blended Index	11.50%	4.64%	5.22%	6.36%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

The investment advisor of the Series is Manning & Napier Advisors, Inc.

Portfolio Managers

The following investment professionals serve on the Series’ management team. No specific member of the Series’ management team is required to approve security purchases and sales.

Christian A. Andreach, CFA®, Senior Analyst/Managing Director of Consumer Group, has managed the Series since 2002.

Jack Bauer, Senior Analyst/Managing Director of Fixed Income, has managed the Series since 1995.

Jeffrey S. Coons, Ph.D., CFA®, Co-Director of Research/Managing Director of Quantitative Strategies Group, has managed the Series since 1995.

Jeffrey W. Donlon, CFA®, Senior Analyst/Managing Director of Technology Group, has managed the Series since 2004.

Brian P. Gambill, CFA®, Senior Analyst/Managing Director of Capital Goods & Materials Group, has managed the Series since 2002.

Jeffrey A. Herrmann, CFA®, Co-Director of Research/Managing Director of Themes and Overviews Group, has managed the Series since 1995.

Brian W. Lester, CFA®, Senior Analyst/Managing Director of Life Sciences Group, has managed the Series since 2009.

Michael J. Magiera, CFA®, Senior Analyst/Managing Director of Real Estate Group, has managed the Series since 1995.

Marc Tommasi, Senior Analyst/Managing Director of Global Strategies Group, has managed the Series since 1995.

Virge J. Trotter, III, CFA®, Senior Analyst/Managing Director of Services Group, has managed the Series since 2009.

Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the “Additional Series Summary Information” section on page 14 of this prospectus.

Pro-Blend® Moderate Term Series

Summary Section

Investment Goal

The Series’ investment objective is to provide equal emphasis on long-term growth of capital and preservation of capital.

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold Class C shares of the Series.

PRO-BLEND MODERATE TERM SERIES — CLASS C
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.13%[1]
Total Annual Fund Operating Expenses	1.88%[2]

1 Other expenses include all operating expenses of the Class C shares of the Series (except management fees and distribution and service (Rule 12b-1) fees) as well as the estimated amount of the fees and expenses incurred indirectly by the Series through its investments in other investment companies during the prior fiscal year.

2 Manning & Napier Advisors, Inc. (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of the Class C shares, exclusive of distribution and service (12b-1) fees, do not exceed 1.95% of the average daily net assets of the Class C shares of the Series. This contractual waiver will continue until February 28, 2011 and may not be amended or terminated prior to such date without the approval of the Series’ Board of Directors.

Example

The Example below is intended to help you compare the cost of investing in the Class C Shares of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class C Shares of the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class C shares of the Series remain the same (taking into account the Advisor’s contractual expense limitation for the first year only). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
$191	$591	$1,061	$2,201

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 58% of the average value of its portfolio.

Principal Investment Strategies

The Series invests primarily in common stocks and intermediate- to long-term fixed income securities. The Series may invest in U.S. and foreign stocks and American Depository Receipts (ADRs), including those in emerging markets. The Series may invest in stocks of small, large, or mid-size companies. The Advisor typically focuses on fixed income securities with maturities of 5 to 10 years but may invest in securities of any maturity. With respect to its fixed income investments, the Series invests primarily in investment grade securities. The Advisor seeks to balance conflicting goals of growth of capital and preservation of capital in order to generate a more stable rate of return for this portfolio relative to an investment in the general stock market.

Principal Risks of Investing in the Series

Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	U.S. and/or foreign stock or bond markets decline.

•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.

•	Interest rates go up, which will make bond prices go down and reduce the value of the bonds held in the Series’ portfolio.

•	The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.

Because the Series may invest in securities of foreign issuers, the Series is subject to the additional risk that the prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series’ investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

•	The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•	The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.

•	Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The value of your investment may also decline if the Advisor’s judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

Summary of Past Performance

The bar chart and total return table provide some indication of the risks of investing in the Series. Class C shares had not been active for a full calendar year as of the date of this prospectus; therefore, the bar chart shows changes in the performance of the Class S shares of the Series for each of the last ten calendar years. The Class S shares are not offered in this prospectus. Because the Class C shares of the Series invest in the same portfolio of securities, returns for the Class C shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class C shares have higher expenses. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S shares of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Class S shares for different periods compare to those of the Barclays Capital U.S. Aggregate Bond Index and a blended index, 10% of which is the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S., 30% of which is the Russell 3000® Index and 60% of which is the Barclays Capital U.S. Aggregate Bond Index. The blended index is provided because it better reflects the asset allocation of the Series as compared with the primary index. Because the Series’ asset allocation will vary over time, the composition of the Series’ portfolio may not match the composition of the comparative indices’ portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manningnapieradvisors.com.

Pro-Blend Moderate Term Series — Class S Shares

% Total Return

Quarterly Returns

Highest (quarter ended 06/30/09): 9.83%

Lowest (quarter ended 12/31/08): (11.77)%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2009
	1 Year	5 Years	10 Years	Since Inception
Return Before Taxes	18.91%	4.59%	6.00%	6.98%
Return After Taxes on Distributions	18.60%	3.48%	4.62%	5.14%
Return After Taxes on Distributions and Sale of Series Shares	12.39%	3.54%	4.53%	5.04%
Indices: (reflect no deduction for fees, expenses, or taxes)
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	6.33%	6.07%
10%/30%/60% Blended Index	16.18%	4.18%	4.37%	6.88%

Performance numbers for the Series are calculated from September 15, 1993, the inception date of the Class S shares of the Series. Performance numbers for the Indices are calculated from September 30, 1993. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

The investment advisor of the Series is Manning & Napier Advisors, Inc.

Portfolio Managers

The following investment professionals serve on the Series’ management team. No specific member of the Series’ management team is required to approve security purchases and sales.

Christian A. Andreach, CFA®, Senior Analyst/Managing Director of Consumer Group, has managed the Series since 2002.

Jack Bauer, Senior Analyst/Managing Director of Fixed Income, has managed the Series since 1993.

Jeffrey S. Coons, Ph.D., CFA®, Co-Director of Research/Managing Director of Quantitative Strategies Group, has managed the Series since 1995.

Jeffrey W. Donlon, CFA®, Senior Analyst/Managing Director of Technology Group, has managed the Series since 2004.

Brian P. Gambill, CFA®, Senior Analyst/Managing Director of Capital Goods & Materials Group, has managed the Series since 2002.

Jeffrey A. Herrmann, CFA®, Co-Director of Research/Managing Director of Themes and Overviews Group, has managed the Series since 1995.

Brian W. Lester, CFA®, Senior Analyst/Managing Director of Life Sciences Group, has managed the Series since 2009.

Michael J. Magiera, CFA®, Senior Analyst/Managing Director of Real Estate Group, has managed the Series since 1995.

Marc Tommasi, Senior Analyst/Managing Director of Global Strategies Group, has managed the Series since 1995.

Virge J. Trotter, III, CFA®, Senior Analyst/Managing Director of Services Group, has managed the Series since 2009.

Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the “Additional Series Summary Information” section on page 14 of this prospectus.

Pro-Blend® Extended Term Series

Summary Section

Investment Goal

The Series’ primary objective is to provide long-term growth of capital, and its secondary objective is to provide preservation of capital.

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold Class C shares of the Series.

PRO-BLEND EXTENDED TERM SERIES — CLASS C
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.12%[1]
Total Annual Fund Operating Expenses	1.87%[2]

1 Other expenses include all operating expenses of the Class C shares of the Series (except management fees and distribution and service (Rule 12b-1) fees) as well as the estimated amount of the fees and expenses incurred indirectly by the Series through its investments in other investment companies during the prior fiscal year.

2 Manning & Napier Advisors, Inc. (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of the Class C shares, exclusive of distribution and service (12b-1) fees, do not exceed 1.95% of the average daily net assets of the Class C shares of the Series. This contractual waiver will continue until February 28, 2011 and may not be amended or terminated prior to such date without the approval of the Series’ Board of Directors.

Example

The Example below is intended to help you compare the cost of investing in the Class C Shares of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class C Shares of the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class C shares of the Series remain the same (taking into account the Advisor’s contractual expense limitation for the first year only). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
$190	$588	$1,011	$2,190

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 62% of the average value of its portfolio.

Principal Investment Strategies

The Series invests primarily in common stocks but may also invest a substantial portion of its assets in long-term, fixed income securities. The Series may invest in U.S. and foreign stocks and American Depository Receipts (ADRs), including those in emerging markets. The Series may invest in stocks of small, large, or mid-size companies. The Advisor typically focuses on fixed income securities with maturities of 7 to 20 years but may invest in securities of any maturity. With respect to its fixed income investments, the Series invests primarily in investment grade securities. By focusing on growth of capital and to a lesser extent on preservation of capital, the Advisor seeks to participate, over the long term, in the growth of the stock market, but with less volatility than is typically associated with an investment in the general stock market.

Principal Risks of Investing in the Series

Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	U.S. and/or foreign stock or bond markets decline.

•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.

•	Interest rates go up, which will make bond prices go down and reduce the value of the bonds held in the Series’ portfolio.

•	The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.

Because the Series may invest in securities of foreign issuers, the Series is subject to the additional risk that the prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series’ investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the

Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

•	The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•	The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.

•	Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The value of your investment may also decline if the Advisor’s judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

Summary of Past Performance

The bar chart and total return table provide some indication of the risks of investing in the Series. Class C shares had not been active for a full calendar year as of the date of this prospectus; therefore, the bar chart shows changes in the performance of the Class S shares of the Series for each of the last ten calendar years. The Class S shares are not offered in this prospectus. Because the Class C shares of the Series invest in the same portfolio of securities, returns for the Class C shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class C shares have higher expenses. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S shares of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Class S shares for different periods compare to those of the Barclays Capital U.S. Aggregate Bond Index and a blended index, 15% of which is the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S., 40% of which is the Russell 3000® Index and 45% of which is the Barclays Capital U.S. Aggregate Bond Index. The blended index is provided because it better reflects the asset allocation of the Series as compared with the primary index. Because the Series’ asset allocation will vary over time, the composition of the Series’ portfolio may not match the composition of the comparative indices’ portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manningnapieradvisors.com.

Pro-Blend Extended Term Series — Class S Shares

% Total Return

Quarterly Returns

Highest (quarter ended 06/30/09): 13.72%

Lowest (quarter ended 12/31/08): (16.16)%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2009
	1 Year	5 Years	10 Years	Since Inception
Return Before Taxes	24.34%	4.59%	6.31%	8.71%
Return After Taxes on Distributions	24.07%	3.40%	5.06%	6.71%
Return After Taxes on Distributions and Sale of Series Shares	15.97%	3.65%	4.98%	6.57%
Indices: (reflect no deduction for fees, expenses, or taxes)
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	6.33%	6.08%
15%/40%/45% Blended Index	20.19%	3.83%	3.56%	7.01%

Performance numbers for the Series are calculated from October 12, 1993, the inception date of the Class S shares of the Series. Performance numbers for the Indices are calculated from October 31, 1993. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

The investment advisor of the Series is Manning & Napier Advisors, Inc.

Portfolio Managers

The following investment professionals serve on the Series’ management team. No specific member of the Series’ management team is required to approve security purchases and sales.

Christian A. Andreach, CFA®, Senior Analyst/Managing Director of Consumer Group, has managed the Series since 2002.

Jack Bauer, Senior Analyst/Managing Director of Fixed Income, has managed the Series since 1993.

Jeffrey S. Coons, Ph.D., CFA®, Co-Director of Research/Managing Director of Quantitative Strategies Group, has managed the Series since 1995.

Jeffrey W. Donlon, CFA®, Senior Analyst/Managing Director of Technology Group, has managed the Series since 2004.

Brian P. Gambill, CFA®, Senior Analyst/Managing Director of Capital Goods & Materials Group, has managed the Series since 2002.

Jeffrey A. Herrmann, CFA®, Co-Director of Research/Managing Director of Themes and Overviews Group, has managed the Series since 1995.

Brian W. Lester, CFA®, Senior Analyst/Managing Director of Life Sciences Group, has managed the Series since 2009.

Michael J. Magiera, CFA®, Senior Analyst/Managing Director of Real Estate Group, has managed the Series since 1995.

Marc Tommasi, Senior Analyst/Managing Director of Global Strategies Group, has managed the Series since 1995.

Virge J. Trotter, III, CFA®, Senior Analyst/Managing Director of Services Group, has managed the Series since 2009.

Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the “Additional Series Summary Information” section on page 14 of this prospectus.

Pro-Blend® Maximum Term Series

Summary Section

Investment Goal

The Series’ objective is to provide long-term growth of capital.

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold Class C shares of the Series.

PRO-BLEND MAXIMUM TERM SERIES — CLASS C
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.14%[1]
Total Annual Fund Operating Expenses	1.89%[2]

1 Other expenses include all operating expenses of the Class C shares of the Series (except management fees and distribution and service (Rule 12b-1) fees) as well as the estimated amount of the fees and expenses incurred indirectly by the Series through its investments in other investment companies during the prior fiscal year.

2 Manning & Napier Advisors, Inc. (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of the Class C shares, exclusive of distribution and service (12b-1) fees, do not exceed 1.95% of the average daily net assets of the Class C shares of the Series. This contractual waiver will continue until February 28, 2011 and may not be amended or terminated prior to such date without the approval of the Series’ Board of Directors.

Example

The Example below is intended to help you compare the cost of investing in the Class C Shares of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class C Shares of the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class C shares of the Series remain the same (taking into account the Advisor’s contractual expense limitation for the first year only). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
$192	$594	$1,021	$2,212

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 67% of the average value of its portfolio.

Principal Investment Strategies

The Series invests primarily in common stocks, but may invest to a lesser extent in fixed income securities of any maturity. The Series may invest in U.S. and foreign stocks and American Depository Receipts (ADRs), including those in emerging markets. The Series may invest in stocks of small, large, or mid-size companies. In the fixed income portion of the portfolio, the Advisor invests primarily in investment grade securities and typically focuses on fixed income securities with maturities of 7 to 20 years, but may invest in securities of any maturity. For this portfolio, the Advisor seeks to generate the high level of long-term capital growth typically associated with a long-term investment in the general stock market.

Principal Risks of Investing in the Series

As with any stock fund, the value of your investment will fluctuate in response to stock market movements. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	U.S. and/or foreign stock markets decline.

•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.

Because the Series may also invest in bonds, the Series carries additional risks. If interest rates go up, bond prices will generally go down and reduce the value of the bonds held in the Series’ portfolio. The value of a bond will also fall if its issuer defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.

In addition, the Series carries risks due to its investments in foreign stocks. The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks. Investments in emerging market countries may be more volatile than investments in developed countries. The Series’ investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

•	The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•	The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.

•	Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The value of your investment may also decline if the Advisor’s judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

Summary of Past Performance

The bar chart and total return table provide some indication of the risks of investing in the Series. Class C shares had not been active for a full calendar year as of the date of this prospectus; therefore, the bar chart shows changes in the performance of the Class S shares of the Series for each of the last ten calendar years. The Class S shares are not offered in this prospectus. Because the Class C shares of the Series invest in the same portfolio of securities, returns for the Class C shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class C shares have higher expenses. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S shares of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Class S shares for different periods compare to those of the Russell 3000® Index, and a blended index, 20% of which is the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S., 65% of which is the Russell 3000® Index and 15% of which is the Barclays Capital U.S. Aggregate Bond Index. The blended index is provided because it better reflects the asset allocation of the Series as compared with the primary index. Because the Series’ asset allocation will vary over time, the composition of the Series’ portfolio may not match the composition of the comparative indices’ portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manningnapieradvisors.com.

Pro-Blend Maximum Term Series — Class S Shares

% Total Return

Quarterly Returns

Highest (quarter ended 06/30/09): 18.69%

Lowest (quarter ended 12/31/08): (23.94)%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2009
	1 Year	5 Years	10 Years	Since Inception (11/1/95)
Return Before Taxes	36.11%	3.83%	5.68%	9.08%
Return After Taxes on Distributions	36.05%	2.70%	4.16%	7.16%
Return After Taxes on Distributions and Sale of Series Shares	23.54%	3.01%	4.20%	6.97%
Indices: (reflect no deduction for fees, expenses, or taxes)
Russell 3000® Index	28.34%	0.76%	(0.20)%	6.70%
20%/65%/15% Blended Index	27.60%	2.65%	1.59%	6.72%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

The investment advisor of the Series is Manning & Napier Advisors, Inc.

Portfolio Managers

The following investment professionals serve on the Series’ management team. No specific member of the Series’ management team is required to approve security purchases and sales.

Christian A. Andreach, CFA®, Senior Analyst/Managing Director of Consumer Group, has managed the Series since 2002.

Jack Bauer, Senior Analyst/Managing Director of Fixed Income, has managed the Series since 1995.

Jeffrey S. Coons, Ph.D., CFA®, Co-Director of Research/Managing Director of Quantitative Strategies Group, has managed the Series since 1995.

Jeffrey W. Donlon, CFA®, Senior Analyst/Managing Director of Technology Group, has managed the Series since 2004.

Brian P. Gambill, CFA®, Senior Analyst/Managing Director of Capital Goods & Materials Group, has managed the Series since 2002.

Jeffrey A. Herrmann, CFA®, Co-Director of Research/Managing Director of Themes and Overviews Group, has managed the Series since 1995.

Brian W. Lester, CFA®, Senior Analyst/Managing Director of Life Sciences Group, has managed the Series since 2009.

Michael J. Magiera, CFA®, Senior Analyst/Managing Director of Real Estate Group, has managed the Series since 1995.

Marc Tommasi, Senior Analyst/Managing Director of Global Strategies Group, has managed the Series since 1995.

Virge J. Trotter, III, CFA®, Senior Analyst/Managing Director of Services Group, has managed the Series since 2009.

Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the “Additional Series Summary Information” section on page 14 of this prospectus.

Additional Series Summary Information

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Series on any day the New York Stock Exchange (NYSE) is open. The minimum initial investment of the Class C shares of each Series is $2,000. There is no minimum for subsequent investments. You may purchase or redeem shares of the Series by mail (Manning & Napier Fund, Inc. P.O. Box 9845, Providence, RI 02940-8045), Internet (www.manningnapieradvisors.com), by telephone (1-800-466-3863) or, with respect to purchases only, by wire. Shareholders holding shares through a financial intermediary should contact their financial intermediary to learn how to place purchase or redemption orders.

Dividends, Capital Gains, and Taxes

The distributions made by the Series generally are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Series shares through a broker-dealer or other financial intermediary (such as a bank), the Series and their related companies may pay the intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

More Information About the Series’

Investment Strategies and Risks

The Advisor’s Investment Strategies

The Pro-Blend Conservative Term Series, Pro-Blend Moderate Term Series, Pro-Blend Extended Term Series, and Pro-Blend Maximum Term Series are asset allocation funds. Each invests in a combination of stocks, bonds, and cash and is managed according to specific goals discussed on the following pages. The word “Term” in the Series’ names describes the investment horizon of those investors who may want to consider investing in the Series and does not reflect the Series’ maturity restrictions with respect to their investments in fixed income securities.

A team of investment professionals manages each Series’ portfolio using a multi-strategy approach. The Advisor’s Senior Research Group establishes broad policies regarding the mix of stocks, bonds and cash that is appropriate in light of the investment goals of each Series under prevailing market conditions. Stock analysts and fixed income analysts select individual securities after a peer review for consistency with the Advisor’s disciplines. The specific criteria applied by each group in allocating assets and selecting securities are set forth on the following page.

How the Advisor Allocates Assets within Each Series

The Series offer a range of investment strategies from fairly conservative to fairly aggressive. As you move along the investment risk spectrum, the emphasis on growth increases while the focus on capital preservation declines. This movement toward growth usually involves a higher percentage of the portfolio being invested in stocks and the portion of the portfolio being invested in bonds generally containing longer term maturities.

The pie charts below illustrate how the allocation of each Series’ portfolio has varied in the past. The Advisor believes that the most important factor affecting portfolio performance is asset allocation. A Series’ actual asset allocation will vary and may not fall within the ranges shown below depending primarily on current or anticipated market trends.

Historical High and Low Stock Exposures

(as measured on calendar quarters)

The Series’ Asset Allocations as of December 31, 2009

The Series’ asset allocations as of December 31, 2009 were as follows:

Series	Stocks	Bonds	Cash
Pro-Blend Conservative Term Series	24.9%	71.4%	3.7%
Pro-Blend Moderate Term Series	40.2%	45.6%	14.2%
Pro-Blend Extended Term Series	60.2%	36.6%	3.2%
Pro-Blend Maximum Term Series	91.1%	4.1%	4.8%

Each Series’ asset allocation varies over time depending primarily on current or anticipated market trends. Accordingly, a Series’ current or future asset allocation may not match its historical asset allocation.

Senior Research Group

This group establishes the maximum and minimum percentages of assets each Series will invest in U.S. and foreign stocks, bonds and cash equivalents. The group also establishes investment policies and guidelines used by the other groups to set prices at which each Series may purchase and sell individual securities. In making these decisions, the Advisor focuses on:

•	a Series’ risk management priorities

•	economic factors such as inflation, employment and interest rate trends

•	the outlook for corporate earnings

•	stock valuations (e.g., price to earnings and price to book ratios)

•	supply and demand for various asset classes

Based on these inputs, and working within the minimum and maximum parameters set by this group, the teams of stock and fixed income analysts adjust asset allocation with each bottom-up decision.

Within each Series’ holdings, the Advisor generally increases the weighting in stocks when it believes stock valuations are attractive and when economic factors appear favorable. For instance, the stock holdings may tend to rise if the Advisor expects corporate earnings to rise, interest rates to fall, or inflation to be low.

The Advisor will generally increase holdings in bonds when it believes stocks are overvalued or when it expects stocks to underperform. It also may increase bond holdings when it expects interest rates to fall and create the opportunity to capture capital gains as bond prices rise.

Stock Analysts (Investment Review Group)

This group selects individual stocks by looking for companies with one or more of the following characteristics:

•	strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market and high barriers to entry)

•	improving market share in consolidating industries

•	low price relative to fundamental or breakup value

Fixed Income Analysts (Fixed Income Group)

This group selects individual bonds, emphasizing bond market sectors and securities that it believes offer yields sufficient to compensate the investor for the risks specific to the sector or security. In evaluating bonds, this group considers:

•	interest rate sensitivity of particular sectors and securities

•	narrowing or widening of interest rate spreads between sectors, securities of different credit quality or securities of different maturities

•	for mortgage-related and asset-backed securities, anticipated changes in prepayment rates

More Information about the Series’ Principal Investments

Equity securities — Each Series may invest in equity securities of U.S. and foreign companies. These will usually be exchange-traded common stocks and may be denominated in U.S. dollars or foreign currencies.

Foreign securities — Each Series may invest in foreign stocks and ADRs and other U.S. dollar denominated securities of foreign issuers, including those in emerging markets. ADRs are securities that are listed and traded in the United States but represent an ownership interest in securities issued by a foreign issuer. ADRs are subject to many of the risks associated with investing directly in foreign securities, which are described below.

Fixed income securities — Each Series may invest in fixed income securities of any maturity or duration. These securities may be issued by the U.S. government or any of its agencies or instrumentalities, foreign governments, supranational entities such as the World Bank, and U.S. and foreign companies. Certain of the U.S. and foreign fixed income securities in which each Series invests are not guaranteed or insured by the U.S. or foreign government. These securities may be backed solely by their issuers’ ability to borrow from their government or by the credit of their issuers. Investments in fixed income securities may have all types of interest rate payment and reset terms and may include mortgage-backed, asset-backed and derivative securities. Each Series invests primarily in investment grade securities (i.e., those rated in the four highest ratings categories or determined by the Advisor to be of equivalent quality).

More Information about the Series’ Principal Risks

Market risk — Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of the Series’ investments will fluctuate, which means that the Series could lose money on their investments.

Equity risk — The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

Small- and mid-cap risk — Small- and mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small- and mid-cap companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. The securities of smaller companies are often traded in the over-the-counter market and, even if listed on a national securities exchange, the trading market (i.e., the volume of trades on any given day) for such securities may be less active than larger companies listed on that exchange. Consequently, the securities of these companies may be less liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than the securities of larger, more established companies. As a result, the prices of the smaller companies owned by the Series may be volatile.

Foreign securities risk — A Series’ investments in securities of foreign issuers involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. The securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies. Each Series may also experience more rapid or extreme changes in value than a fund that invests solely in securities of U.S. companies because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. There also is the risk that the cost of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions. During any period when foreign securities underperform other types of investments — U.S. securities, for instance — the performance of a Series may lag these investments.

Emerging market risk — The Series may be exposed to risks associated with investments in emerging market countries. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Series’ investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Currency risk — Because the Series invest in securities denominated in, and/or receiving revenues in, foreign currencies, they will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in a Series would be adversely affected. Currencies in non-U.S. countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention by U.S. or foreign governments, central banks or supranational agencies, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.

Interest rate risk — Each Series’ investments in fixed income securities are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the Series’ yields will change over time. During periods when interest rates are low, the Series’ yields (and total returns) also may be low. Changes in interest rates also may affect the Series’ share prices: a sharp rise in interest rates could cause the Series’ share prices to fall. This risk is greater when a Series holds bonds with longer maturities. To the extent that the Advisor anticipates interest rate trends imprecisely, the Series’ share prices could fall.

Credit risk — Each Series’ investments in fixed income securities are subject to the risk that a decline in the credit quality of a portfolio investment could cause the Series’ share prices to fall. The Series could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations. Below investment-grade bonds (junk bonds) involve greater risks of default or downgrade and are more volatile than investment-grade bonds. Below investment-grade bonds also involve greater risk of price declines than investment-grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of below investment-grade bonds may be more susceptible than other issuers to economic downturns. Such bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the bonds.

Prepayment and extension risk — Each Series’ investments in fixed income securities are subject to the risk that the bonds may be paid off earlier or later than expected. Either situation could cause the Series to hold securities paying lower-than-market rates of interest, which could hurt the Series’ yields or share prices. In addition, rising interest rates tend to extend the duration of certain fixed income securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Series may exhibit additional volatility. This is known as extension risk. When interest rates decline, borrowers may pay off their fixed income securities sooner than expected. This can reduce the returns of the Series because the Series will have to reinvest that money at the lower prevailing interest rates. This is known as prepayment risk.

Liquidity risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. A Series’ investments in illiquid securities may reduce the returns of that Series because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of a Series’ shares. Redemptions by these institutions or individuals in a Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force a Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

Defensive Investing

Each Series may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. If a Series takes a temporary defensive position, it may be unable to achieve its investment goal.

The Series’ Investment Goals

The Series’ Board of Directors may change each Series’ investment goals (described in the “Investment Goal” section of each Series) without obtaining the approval of the Series’ shareholders. A Series may not succeed in achieving its goal.

Management

The Advisor

The Series’ advisor is Manning & Napier Advisors, Inc., 290 Woodcliff Drive, Fairport, New York 14450. Manning & Napier Advisors, Inc. was founded in 1970, and it manages over $25 billion for individual and institutional investors. The Advisor is responsible for the day-to-day operations of the Series and generally is responsible for supervision of the Series’ overall business affairs, service providers and officers.

As described below, a team made up of investment professionals and analysts makes all of the Series’ investment decisions.

Portfolio Managers

The Advisor’s Senior Research Group establishes the broad investment policies and guidelines used in the management of the Series. The Advisor’s analysts work with members of the Senior Research Group to develop stock recommendations for the Series in line with the Senior Research Group’s policies and guidelines. Recommendations for stock purchases and sales must be approved by the Senior Research Group before implementation. The Advisor’s Fixed Income Group, led by Jack Bauer, constructs and monitors the bond portions of the portfolios. This group develops an interest rate overview and a credit approved list that is reviewed by the Senior Research Group prior to implementation.

The following people serve on the Advisor’s Senior Research Group:

Christian A. Andreach, CFA®, Senior Analyst/Managing Director of Consumer Group
Joined the Advisor in 1999. Senior Analyst since 1999. Managing Director and member of Senior Research Group since 2002.

Jack Bauer, Senior Analyst/Managing Director of Fixed Income
Joined the Advisor in 1990. Senior Analyst since 1990. Managing Director and member of Senior Research Group since 1992.

Jeffrey S. Coons, Ph.D., CFA®, Co-Director of Research/Managing Director of Quantitative Strategies Group
Joined the Advisor in 1993. Co-Director of Research since 2002. Managing Director and member of Senior Research Group since 1993. Executive Group Member* since 1999.

Jeffrey W. Donlon, CFA®, Senior Analyst/Managing Director of Technology Group
Joined the Advisor in 1998. Senior Analyst since 1998. Managing Director and member of Senior Research Group since 2004.

Brian P. Gambill, CFA®, Senior Analyst/Managing Director of Capital Goods & Materials Group
Joined the Advisor in 1997. Senior Analyst since 1997. Managing Director and member of Senior Research Group since 2002.

Jeffrey A. Herrmann, CFA®, Co-Director of Research/Managing Director of Themes and Overviews Group
Joined the Advisor in 1986. Co-Director of Research since 1992. Managing Director and member of Senior Research Group since 1992. Executive Group Member* since 2002.

Brian W. Lester, CFA®, Senior Analyst/Managing Director of Life Sciences Group
Joined the Advisor in 1998. Senior Analyst since 2001. Managing Director and member of Senior Research Group since 2009.

Michael J. Magiera, CFA®, Senior Analyst/Managing Director of Real Estate Group
Joined the Advisor in 1988. Senior Analyst since 1999. Managing Director and member of Senior Research Group since 1992.

Marc Tommasi, Senior Analyst/Managing Director of Global Strategies Group
Joined the Advisor in 1986. Senior Analyst since 1988. Managing Director and member of Senior Research Group since 1992.

Virge J. Trotter, III, CFA®, Senior Analyst/Managing Director of Services Group
Joined the Advisor in 1997. Senior Analyst held since 1997. Managing Director and member of Senior Research Group since 2009.

* The Executive Group, consisting of senior executive employee-owners, performs the duties of the Office of the Chief Executive of the Advisor.

The Statement of Additional Information (SAI) contains additional information about the Series’ management team, including the structure of their compensation, their role in managing other accounts, and their ownership of securities in the Series.

Management Fees

In return for the services it provides to each Series, the Advisor receives an annual management fee, which is computed daily and payable monthly by the Series as described below. The Advisor has contractually agreed to limit each Series’ total direct annual fund operating expenses as shown below. The Advisor’s contractual waivers will remain in effect at least until February 28, 2011 and may be extended.

ANNUAL MANAGEMENT FEES (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
Series	Contractual Management Fee	Class C Contractual Expense Limitation	Class C Voluntary Expense Limitation*	Actual Management Fee Paid for Year Ended 10/31/09
Pro-Blend Conservative Term Series	0.60%	1.80%	1.70%	0.57%
Pro-Blend Moderate Term Series	0.75%	1.95%	1.85%	0.73%
Pro-Blend Extended Term Series	0.75%	1.95%	1.85%	0.74%
Pro-Blend Maximum Term Series	0.75%	1.95%	1.85%	0.72%

* This voluntary waiver may be changed or discontinued at any time.

A discussion regarding the basis for the Board of Directors’ approval of each Series’ investment advisory agreement is available in the Series’ semi-annual report dated April 30, 2009, which covers the period November 1, 2008 through April 30, 2009.

The Advisor may use its own resources to engage in activities that may promote the sale of the Series’ shares, including payments, or other forms of incentives such as discounted fees for products or services of affiliates, to third parties who provide services such as shareholder support servicing, marketing support, and distribution assistance to the Series. These fees or other incentives are in addition to any distribution or shareholder services fees payable under the Distribution and Shareholder Services Plan (as defined below) of the Fund. The level of payments made to financial intermediaries may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of the Series attributable to the financial intermediary, the particular type of Series, or other measures as agreed to in writing by the Advisor, the Distributor and/or their affiliates and the financial intermediaries or any combination thereof. The amount of these payments is determined at the discretion of the Advisor, the Distributor and/or their affiliates from time to time and may be different for different financial intermediaries based on, for example, the nature of the services provided by the financial intermediary. The Advisor may also, from its own resources, defray or absorb costs relating to distribution, including compensation of employees who are involved in distribution. These payments or discounts may be substantial but are paid or discounted by the Advisor or its affiliates, not by the Series or their shareholders. Such payments may provide an incentive for the financial intermediary to make shares of the Series available to its customers and may allow the Series greater access to the financial intermediary’s customers and may create a conflict of interest by influencing the financial intermediary to recommend the Series over another investment.

The Distributor

The Class C shares of the Series are offered on a continuous basis through the Fund’s principal underwriter, Manning & Napier Investor Services, Inc. (the Distributor).

Class C shares of each Series are subject to an annual distribution and shareholder services fee (a Distribution and Shareholder Services Fee) of up to 1.00% of the Class’s average daily net assets in accordance with a distribution and shareholder services plan (the Distribution and Shareholder Services Plan) adopted by the Fund’s Board of Directors pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Distribution and Shareholder Services Fee is intended to compensate the Distributor for services and expenses primarily intended to result in the sale of Class C shares and/or in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services to holders of Class C shares of the Series. Generally, the Distribution and Shareholder Services Fee will not be retained by the Distributor but will instead be reallowed to financial intermediaries who provide these services.

Expenses and services for which the Distributor or another intermediary or agent may be compensated include, without limitation, expenses (including overhead and telephone expenses) of, and compensation to, employees of the Distributor or of intermediaries who engage in distribution or servicing of Class C shares, printing of prospectuses and reports for other than existing Class C shareholders, advertising, preparing, printing and distributing sales literature and forwarding communications from the Fund to such persons. The Distribution and Shareholder Services Plan is of the type known as a “compensation” plan. This means that the fees are payable to compensate the Distributor or intermediary for services rendered even if the amount paid exceeds the Distributor’s or intermediary’s expenses. Because these fees are paid out of each Series’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

Information about Class C Shares

Class C shares are offered for direct investment from the Fund and through financial intermediaries that have entered into an agreement with the Fund’s Distributor to receive compensation for their provision of certain services to Class C shareholders. Financial intermediaries include financial planners, investment advisors, broker-dealers or other financial institutions with an agreement with the Distributor. Each Series offers more than one share class, each of which has its own eligibility criteria, cost structure, and other features. Other share classes are offered in separate prospectuses. You may only purchase the class of shares which your financial intermediary sells or services.

Your financial intermediary may impose different or additional conditions than the Series on purchases, redemptions and exchanges of shares. These differences may include initial, subsequent and maintenance investment requirements, exchange policies, and trading restrictions. Your financial intermediary may independently establish and charge you transaction fees, account fees and other fees in addition to the fees charged by the Series. These additional fees may vary over time and would increase the cost of your investment and lower investment returns. You should consult your financial intermediary directly for information regarding these conditions and fees. The Series are not responsible for the failure of your financial intermediary to carry out its responsibilities.

The Fund reserves the right to determine which potential investors qualify as eligible investors for Class C shares. Shares held by a non-eligible investor are subject to involuntary redemption by the Fund.

How to Buy, Exchange, and Redeem Shares

How to Buy Shares

Class C shares may be offered through a financial intermediary. Shareholders holding Class C shares through a financial intermediary should contact their intermediary to learn how to place orders to buy shares. Class C shareholders holding shares directly with the Fund may purchase shares directly from the Fund, as described below.

The initial minimum investment for Class C shares of each Series is $2,000. This investment minimum may be waived for certain qualified retirement plans. The Fund reserves the right to change or waive the investment minimum for Class C shares in its sole discretion. The Fund also reserves the right to reject purchase orders or to stop offering its shares without notice to shareholders. The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund under certain limited circumstances.

Check Acceptance Policy

The Fund reserves the right to reject certain forms of payment for share purchases. The Fund maintains a check acceptance policy for share purchases. Investments that are received in an unacceptable form will be returned. Checks must be made payable to the Manning & Napier Fund, Inc. and must be in U.S. dollars. The Fund will not accept cash, third party checks, starter checks, travelers checks, credit card checks or money orders.

The Fund will not accept a P.O. Box as a primary address. A physical address must be used. A P.O. Box may be used as a mailing address only. Shareholder information is subject to independent identity verification and may be shared, as permitted by law and the Fund’s Privacy Policy, for identifying and reporting suspected money laundering and terrorist activity. Please review your account application for additional information.

By Mail

Opening an account

•	Send a check payable to Manning & Napier Fund, Inc. with the completed original account application.

The address is:

Manning & Napier Fund, Inc.

P.O. Box 9845

Providence, RI 02940-8045

•	To request an account application, call the Fund at 1-800-466-3863.

Adding to an account

•	Send a check payable to Manning & Napier Fund, Inc. and a letter of instruction with the name of the Series to be purchased and the account name and number to the above address.

By Wire

Opening or adding to an account

•	After the Fund has received your completed account application, you may wire funds to open or add shares to your account. Before sending a wire, call 1-800-466-3863 for wire instructions.

By Telephone

Adding to an Account

•

You may use the Telephone Purchase feature to add to an existing account. To use this service, call 1-800-466-3863 to request a debit from your pre-authorized checking account. Your bank must be a member of the Automated Clearing House (ACH) to use this feature. Any purchases made through this feature will be posted to your account at the NAV calculated on the next business day after your call that both the NYSE and banks are open.

Through the Internet

Adding to an Account

If you are a registered user of the Fund’s website, you may use the Internet to add to an existing account by requesting a debit from your bank account. To use this service, go to www.manningnapieradvisors.com, click on the “login” button in the top right hand corner of the screen, and follow the prompts. Any purchases made through this feature will be posted to your account at the NAV calculated on the next business day after your order that both the NYSE and banks are open.

Automatic Investment Plan

You may participate in the Automatic Investment Plan by completing the applicable section of the account application or by contacting the Fund. Through the plan, you can authorize transfers of a specified amount from your bank account into the Series on a regular basis. The minimum amount of each investment is $25. If you have insufficient funds in your account to complete a transfer, your bank may charge you a fee.

How to Exchange Shares

Subject to the conditions discussed in the “Excessive Trading” section below, shareholders may exchange shares of a Series for a class of shares of any other Series of the Fund currently available for investment if the registration of both accounts is identical and the exchange order and shareholder meet the minimum investment and other requirements for the Series and class into which they are exchanging. Please read the prospectus of the Series into which you wish to exchange prior to requesting the exchange. The Fund may alter, limit or suspend its exchange privilege on 60 days’ notice.

The Fund’s exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Fund. For more information about the Fund’s policy on excessive trading, see “Excessive Trading.”

An exchange involves a redemption of shares surrendered in the exchange, and therefore it may cause the shareholder to realize a gain that may be subject to income tax. However, an exchange between share classes is not a taxable event.

Shareholders holding shares through a financial intermediary should contact their financial intermediary to learn how to place exchange orders. Shareholders holding shares directly with the Fund may place exchange orders directly with the Fund, as described below.

By Mail

•	Send a letter of instruction to Manning & Napier Fund, Inc., at the address on page 20, signed by each registered account owner, exactly as your names appear on the account registration.

•	Provide the name of the current Series, the class of shares, the Series to exchange into, and the dollar amount to be exchanged.

•	Provide both account numbers.

By Telephone

•	Unless you have declined telephone privileges, call the Fund at 1-800-466-3863.

•	Provide the name of the current Series, the class of shares, the Series to exchange into, and the dollar amount to be exchanged.

•	Provide both account numbers.

•	We may ask for identification, and all telephone transactions are recorded.

Through the Internet

If you are a registered user of the Fund’s website, you may use the Internet to exchange shares between Series. To use this service, go to www.manningnapieradvisors.com, click on the “login” button in the top right hand corner of the screen, and follow the prompts. Any exchanges made through this feature prior to the close of trading on the NYSE on a business day will be posted to your account at the NAV calculated on that day.

How to Redeem Shares

The Fund may postpone payment of redemption proceeds for up to seven days, or suspend redemptions to the extent permitted by law. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 10 days from your date of purchase). Likewise, certain types of account maintenance, such as address changes, result in a thirty calendar day hold on your account during which any redemption requests must include a Medallion Guarantee.

Shareholders holding shares through a financial intermediary should contact their financial intermediary to learn how to place redemption orders. Shareholders holding shares directly with the Fund may place redemption orders directly with the Fund, as described below.

By Mail

•	Send a letter of instruction to Manning & Napier Fund, Inc., at the address on page 20, signed by each registered account owner, exactly as your names appear in the account registration.

•	State the name of the Series, the class of shares, and the number of shares or dollar amount to be sold.

•	Provide the account number.

•	Medallion Guarantees may be required.

•	Additional documentation may be required (call the Fund for details).

By Telephone

•	Unless you have declined telephone privileges, call us at 1-800-466-3863.

•	Provide the name of the Series in which you wish to sell shares, the class of shares, and the dollar amount to be redeemed.

•	Provide your account number.

•	We may ask for identification, and all telephone calls are recorded.

•	Redemption proceeds from sales requested by telephone will be sent only to the address of record or a bank account that is already on file with us.

•	Amounts over $100,000 may only be sent to a pre-designated bank account.

Through the Internet

If you are a registered user of the Fund’s website, you may use the Internet to redeem shares from your account. To use this service, go to www.manningnapieradvisors.com, click on the “login” button in the top right hand corner of the screen, and follow the prompts. Proceeds from redemptions requested over the Internet will be sent only to your address of record or a bank account that is already on file with us. Any redemptions made through this feature prior to the close of trading on the NYSE on a business day will be posted to your account at the NAV calculated on that day.

Investment and Account Information

More about Purchases, Exchanges, and Redemptions

All orders to purchase, exchange, or redeem shares must be sent to the transfer agent at the address on page 20 or to an authorized financial intermediary. With the exception of purchase orders via telephone or the Internet, transaction requests received in good order (i.e., with all required information, signatures and documentation) before the close of regular trading on the NYSE on a business day will be executed at that day’s share price. Purchase orders via telephone or Internet will be posted to your account at the NAV calculated on the next business day after your order that both the NYSE and banks are open. The close of regular trading is typically 4:00 p.m. Eastern time, although it may be earlier. The Fund is open for business each day the NYSE is open. All orders must include the required documentation and signatures, and all purchase orders must be accompanied by proper payment.

The Fund has authorized several financial intermediaries to accept purchase and redemption orders on its behalf, and those intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund’s behalf. Orders placed with an authorized financial intermediary will be processed at the share price of the Series next computed after they are received in good order by the financial intermediary or its designee, provided that such orders are transmitted to the Fund’s transfer agent in accordance with the Fund’s procedures and applicable law. Accordingly, for you to receive the current business day’s share price, your order must be received by an authorized financial intermediary in good order before the close of regular trading on the NYSE.

The Series’ distributor imposes no sales charge on purchases and redemptions of shares of the Series. However, your financial intermediary may charge you a transaction fee on purchases and redemptions.

Excessive Trading

The Series are intended for long-term investment purposes only. Do not invest in the Fund if you are a market timer. The Fund’s Board of Directors has adopted policies and procedures designed to detect and deter “market timing” or other types of excessive short-term trading by shareholders. Excessive trading into and out of a Series may present risks to the Series’ long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Series’ investment strategies, triggering the recognition of taxable gains and losses on the sale of the Series’ investments, requiring the Series to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. In addition, the Fund may, in its sole discretion, reject or limit purchase orders (including purchases by exchange) by an investor or group of investors for any reason without prior notice, including when it believes in its sole discretion that the trading activity in the account(s) would be detrimental to the Series. For purposes of applying these policies, the Fund and its service providers may consider the trading history of accounts under common ownership or control.

Shareholders may make up to 2 “round trips” during any 90 day period. A “round trip” is defined as a purchase or exchange into a

Series followed by a redemption or exchange out of the same Series. After the second “round trip”, the Fund may block for a period of 90 days additional purchases and exchange purchases into the Fund from your account or any account with the same tax identification number or broker identification number.

The following types of transactions will be exempted from these procedures:

•	Transactions under certain monetary thresholds that have been determined by the Fund, in its sole discretion, not to be harmful or disruptive to the Series

•	Systematic withdrawals

•	Automatic investments (including investments made by payroll deduction)

•	Mandatory distributions from IRAs and retirement plans

•	IRA transfers and rollovers

•	Roth IRA conversions and recharacterizations

•	Reinvestments of dividends and capital gains

The Fund’s ability to monitor trades that are placed by individual shareholders of omnibus accounts, which are accounts maintained by financial intermediaries on behalf of multiple beneficial shareholders, is limited to the extent that the Fund does not have direct access to the underlying shareholder account information. However, the Fund and/or its service providers monitor aggregate trades placed in omnibus accounts and seek to work with financial intermediaries to discourage shareholders from engaging in market timing and to restrict excessive trading. The Fund and/or its service providers have entered into agreements with such financial intermediaries that require the financial intermediaries to provide the Fund and/or its service providers with certain shareholder transaction information to enable the Fund and/or its service providers to review the trading activity in the omnibus accounts. If excessive trading is identified in an omnibus account, the Fund will work with the financial intermediary to restrict trading by the shareholder and may require the financial intermediary to prohibit the shareholder from future purchases or exchanges into the Series. Transactions placed by shareholders through financial intermediaries in violation of the Fund’s excessive trading policy may be cancelled or the shares purchased may be redeemed by the Fund.

The Fund may also defer to a financial intermediary’s frequent trading policies with respect to those shareholders who invest in the Series through such intermediary. The Fund will defer to an intermediary’s policies only after the Fund determines that the intermediary’s frequent trading policies adequately protect Series shareholders. Transactions by Series shareholders investing through such intermediaries will be subject to the restrictions of the intermediary’s frequent trading policies, which may differ from those of the Fund. Shareholders who invest through financial intermediaries should consult with their intermediaries to determine the frequent trading restrictions that apply to their Series transactions.

The Fund and its service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund’s policies and procedures described in this prospectus and approved by the Fund’s Board of Directors. Despite these efforts, however, the Fund and its service providers may not be able to detect or prevent all instances of short-term trading in the Series, and, as a result, frequent trading could adversely affect the Series and its long-term shareholders as discussed above. For example, certain investors who engage in market timing and other short-term trading activities may employ a variety of techniques to avoid detection. Further, the detection of frequent trading patterns and the blocking of further trading are inherently subjective and therefore involve some selectivity in their application. The Fund and its service providers, however, seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Series’ long-term shareholders.

The Fund may amend these policies and procedures in response to changing regulatory requirements or to enhance their effectiveness.

Telephone and Internet Transactions

When you place a purchase, exchange, or redemption order by telephone or through the Internet, we may record the telephone call, request identifying information, or take other steps designed to prevent fraudulent orders. We are not responsible for any losses that may occur as long as we follow procedures reasonably designed to ensure that an order appears genuine. Interruptions in service may mean that a shareholder will be unable to effect a telephone or Internet order when desired. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

Accounts with Low Balances

If your account falls below $1,000 due to the redemption of shares, the Fund may ask you to bring your account up to the minimum requirement. If your account is still below $1,000 after 60 days, the Fund may close your account and send you the redemption proceeds.

In-Kind Purchases and Redemptions

Securities you own may be used to purchase shares of a Series. The Advisor will determine if acquiring the securities is consistent with that Series’ goals and policies. If accepted, the securities will be valued the same way the Series values securities it already owns.

The Fund may make payment for shares redeemed in part by giving you portfolio securities. As a redeeming shareholder, you will pay transaction costs to dispose of these securities.

Medallion Guarantees

A Medallion Guarantee will be required for a written request to sell shares if the proceeds are to be sent to an address other than the address of record or to a bank account that is not already on file with us. A Medallion Guarantee will also be required to change the account registration, for written redemption requests for amounts over $100,000, or for certain other requests.

A Medallion Guarantee is a type of signature guarantee that can be obtained from most brokers, banks, savings institutions or credit unions. A Medallion Guarantee is a formal certification offered by firms participating in the Medallion Stamp Program that guarantees a signature is original and authentic. Please note that we cannot accept notarization by a notary public.

Valuation of Shares

Each Series offers its shares at the NAV per share of the Series. Each Series calculates its NAV once daily as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) on each day the exchange is open. If the exchange closes early, the Series will accelerate the calculation of their NAVs and transaction deadlines to that time.

Each Series values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. In calculating its NAV, each Series generally values its investment portfolio at market price. If market prices are not readily available or the Advisor reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the close of the relevant market, a Series will price those securities at fair value as determined in good faith using methods approved by the Board of Directors. A Series’ determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Series assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

Although each Series’ stock holdings consist primarily of U.S. companies that are traded on U.S. exchanges, there may be limited circumstances in which a Series would price these securities at fair value — for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Series calculated its NAV. In determining fair value prices of non-U.S. securities, the Series may consider the performance of securities on their primary exchanges, factors influencing specific foreign markets or issuers, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by a Series may be significantly affected on days when investors cannot buy or sell shares of the Series. In addition, due to the difference in times between the close of the international markets and the time the Series price their shares, the value a Series assigns to securities may not be the same as the quoted or published prices of those securities on their primary markets or exchanges.

When valuing fixed income securities with remaining maturities of more than 60 days, the Series use the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, the Series use the security’s amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing.

Communicating with the Manning & Napier Fund

By Phone: You can reach us at 1-800-466-3863 business days from 8:00 a.m. to 6:00 p.m. Eastern time. Telephone calls may be recorded. You can also obtain automated account information, such as share prices and account balances, 24 hours a day, 7 days a week, by calling this number.

By Mail:

Manning & Napier Fund, Inc.

P.O. Box 9845

Providence, RI 02940-8045

By Overnight Mail:

Manning & Napier Fund, Inc.

101 Sabin Street

Pawtucket, RI 02860

Disclosure of the Series’ Portfolio Holdings

The Series disclose their complete portfolio holdings in each Annual and Semi-Annual Report and, following the first and third fiscal quarters, in a quarterly holdings report filed with the Securities and Exchange Commission (SEC) on Form N-Q. Annual and Semi-Annual Reports are distributed to Series shareholders and the most recent Reports are available on the Fund’s website at www.manningnapieradvisors.com. Quarterly holdings reports filed with the SEC are not distributed to Series shareholders, but are available, free of charge, on the EDGAR Database on the SEC’s website, www.sec.gov. In addition, each Series’ month-end and quarter-end complete portfolio holdings are available on the Fund’s website. This information is provided with a lag of at least eight days. Portfolio holdings information will be available on the website at least until it is superseded by a quarterly portfolio holdings report distributed to shareholders (with respect to Annual and Semi-Annual Reports) or filed with the SEC (with respect to a Form N-Q). A Series may also disclose certain commentary and analytical, statistical, performance or similar information relating to the Series or its portfolio holdings if such disclosure is deemed to be for a legitimate business purpose and the information is deemed to be non-material. A description of the Fund’s policy and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the SAI.

Dividends, Distributions, and Taxes

Dividends and Distributions

Each Series generally:

•	Pays dividends twice a year, in June and December.

•	Makes capital gains distributions, if any, once a year, typically in December.

A Series may pay additional distributions and dividends at other times if necessary for the Series to avoid a federal tax.

Capital gain distributions and dividends are reinvested in additional shares of the same Series and Class that you hold. Alternatively, except as discussed below, you can instruct the Fund in writing or by telephone to have your capital gains and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent after the record date will not be effective until the next distribution or dividend is made. Regardless of your election, all capital gain distributions and dividends less than $10 will be reinvested. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Taxes

Dividends are paid from income earned on the Series’ portfolio holdings as well as from interest on its cash investments. Distributions of capital gain will be treated as long-term or short-term gain depending on how long the Series held the securities sold, without regard to how long you have owned your shares of the Series.

Transaction	Federal Tax Status
Redemption or exchange of shares	Usually taxable as capital gain or loss; long-term only if shares owned more than one year
Long-term capital gain distributions	Taxable as long-term capital gain
Short-term capital gain distributions	Generally taxable as ordinary income
Dividends	Taxable as ordinary income unless they qualify for treatment as qualified dividend income

For taxable years beginning on or before December 31, 2010, distributions of investment income designated by the Series as derived from qualified dividend income may qualify to be taxed at the lower rate applicable to long-term capital gains. This rate is currently 15% (lower rates apply to individuals in lower tax brackets).

If you are a taxable investor, you may want to avoid buying shares when a Series is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

Generally, any sale or exchange of your shares is a taxable event. For tax purposes, an exchange of your shares for shares of another Series is treated the same as a sale. An exchange between classes is not reported as a taxable sale.

After the end of each year, the Fund will provide you with information about the distributions and dividends that you received and any redemptions of shares during the previous year. In calculating your gain or loss on any sale of shares, note that your tax basis in your shares is increased by the amounts of dividends and distributions that you have reinvested in a Series. Dividends and distributions are taxable as described above whether received in cash or reinvested.

If you do not provide the Fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 28% of your distributions, dividends and redemption proceeds.

Because each shareholder’s circumstances are different and special tax rules may apply, you should consult with your tax adviser about your investment in the Series and your receipt of dividends, distributions or redemption proceeds.

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Manning & Napier Fund, Inc.

Pro-Blend® Conservative Term Series

Pro-Blend® Moderate Term Series

Pro-Blend® Extended Term Series

Pro-Blend® Maximum Term Series

Class C Shares

Shareholder Reports and the Statement of Additional Information (SAI)

Annual and semi-annual reports to shareholders provide additional information about each Series’ investments. These reports discuss the market conditions and investment strategies that significantly affected each Series’ performance during its last fiscal year. The SAI provides more detailed information about each Series. It is incorporated by reference into this prospectus, making it legally part of the prospectus.

How to Obtain the Shareholder Reports, SAI, and Additional Information

•

You may obtain shareholder reports and the SAI or other information about the Series without charge, by calling 1-800-466-3863 or sending written requests to Manning & Napier Fund, Inc., P.O. Box 805, Fairport, New York 14450. These documents are also available at www.manningnapieradvisors.com.

•

You may review and copy shareholder reports, the prospectus and SAI at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information about the public reference room may be obtained by calling 1-202-551-8090. You can get copies of these materials for a fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-1520 or by e-mail to publicinfo@sec.gov. You can get the same reports and information free from the EDGAR Database on the SEC’s Internet web site (http://www.sec.gov).

•

The Fund may send only one copy of a Series’ prospectus and annual and semi-annual reports to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you do not want your mailings to be “householded,” please call 1-800-466-3863 or contact your financial intermediary.

If someone makes a statement about these Series that is not in this prospectus, you should not rely upon that information. Neither the Series nor their distributor is offering to sell shares of a Series to any person to whom the Series may not lawfully sell its shares.

Investment Company Act File No. 811-04087 MNCCX 03/01/2010

Pro-Blend® Conservative Term Series
Pro-Blend® Moderate Term Series
Pro-Blend® Extended Term Series
Pro-Blend® Maximum Term Series

Class Z, D, and E Shares

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete.

Any statement to the contrary is a crime.

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Pro-Blend® is a service mark of Manning & Napier Advisors, Inc.

Pro-Blend® Conservative Term Series

Summary Section

Investment Goal

The Series’ primary objective is to provide preservation of capital, and its secondary objective is to provide long-term growth of capital.

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares of each class of the Series.

	Class Z	Class D	Class E
Shareholder Fees (paid directly from your investment)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.60%	0.60%	0.60%
Distribution and Service (Rule 12b-1) Fees	0.75%	0.50%	0.25%
Other Expenses[1]	0.14%	0.14%	0.14%
Total Annual Fund Operating Expenses	1.49%	1.24%	0.99%

1 Other expenses include all operating expenses of the Class C shares of the Series (except management fees and distribution and service (Rule 12b-1) fees) as well as the estimated amount of the fees and expenses incurred indirectly by the Series through its investments in other investment companies during the prior fiscal year.

Example

The Example below is intended to help you compare the cost of investing in shares of each Class of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class Z	Class D	Class E
1 Year	$152	$126	$101
3 Years	$471	$393	$315
5 Years	$813	$681	$547
10 Years	$1,779	$1,500	$1,213

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 47% of the average value of its portfolio.

Principal Investment Strategies

The Series invests primarily in fixed income securities, including U.S. Treasury securities, pass-through securities, and corporate bonds. The Advisor typically focuses on fixed income securities with short- to intermediate-term maturities of 3 to 5 years but may also invest to a limited extent in longer term securities (such as bonds with maturities of 10 years or more). The Series invests primarily in investment grade securities. The Series may also invest in U.S. and foreign stocks and American Depository Receipts (ADRs), including those in emerging markets. The Series may invest in stocks of small, large, or mid-size companies. In pursuit of the Series’ primary goal, the Advisor seeks to protect capital while generating income. The Advisor may simultaneously seek growth opportunities as a secondary priority.

Principal Risks of Investing in the Series

Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	U.S. and/or foreign stock or bond markets decline.

•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.

•	Interest rates go up, which will make bond prices go down and reduce the value of the bonds held in the Series’ portfolio.

•	The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.

Because the Series may invest in securities of foreign issuers, the Series is subject to the additional risk that the prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series’ investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the

Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

•	The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•	The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.

•	Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The value of your investment may also decline if the Advisor’s judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

Summary of Past Performance

The bar chart and total return table provide some indication of the risks of investing in the Series. No Class Z, D or E shares were outstanding during the past year; therefore, the bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S shares of the Series for each of the last ten calendar years. The Class S shares are not offered in this prospectus. Because the Class Z, D and E shares of the Series invest in the same portfolio of securities, returns for these classes will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class Z, D and E shares have higher expenses. The total return table shows how the average annual total returns for the Class S shares for different periods compare to those of the Barclays Capital Intermediate U.S. Aggregate Bond Index and a blended index, 5% of which is the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S., 15% of which is the Russell 3000® Index and 80% of which is the Barclays Capital Intermediate U.S. Aggregate Bond Index. The blended index is provided because it better reflects the asset allocation of the Series as compared with the primary index. Because the Series’ asset allocation will vary over time, the composition of the Series’ portfolio may not match the composition of the comparative indices’ portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manningnapieradvisors.com.

Pro-Blend Conservative Term Series - Class S Shares

% Total Return

Quarterly Returns

Highest (quarter ended 09/30/09): 6.05%

Lowest (quarter ended 12/31/08): (2.76)%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2009
	1 Year	5 Years	10 Years	Since Inception (11/1/95)
Return Before Taxes	10.94%	4.89%	6.11%	5.96%
Return After Taxes on Distributions	10.49%	3.89%	4.79%	4.47%
Return After Taxes on Distributions and Sale of Series Shares	7.15%	3.72%	4.57%	4.29%
Indices: (reflect no deduction for fees, expenses, or taxes)
Barclays Capital Intermediate U.S. Aggregate Bond Index	6.46%	4.97%	6.09%	6.00%
5%/15%/80% Blended Index	11.50%	4.64%	5.22%	6.36%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for other share classes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

The investment advisor of the Series is Manning & Napier Advisors, Inc.

Portfolio Managers

The following investment professionals serve on the Series’ management team. No specific member of the Series’ management team is required to approve security purchases and sales.

Christian A. Andreach, CFA®, Senior Analyst/Managing Director of Consumer Group, has managed the Series since 2002.

Jack Bauer, Senior Analyst/Managing Director of Fixed Income, has managed the Series since 1995.

Jeffrey S. Coons, Ph.D., CFA®, Co-Director of Research/Managing Director of Quantitative Strategies Group, has managed the Series since 1995.

Jeffrey W. Donlon, CFA®, Senior Analyst/Managing Director of Technology Group, has managed the Series since 2004.

Brian P. Gambill, CFA®, Senior Analyst/Managing Director of Capital Goods & Materials Group, has managed the Series since 2002.

Jeffrey A. Herrmann, CFA®, Co-Director of Research/Managing Director of Themes and Overviews Group, has managed the Series since 1995.

Brian W. Lester, CFA®, Senior Analyst/Managing Director of Life Sciences Group, has managed the Series since 2009.

Michael J. Magiera, CFA®, Senior Analyst/Managing Director of Real Estate Group, has managed the Series since 1995.

Marc Tommasi, Senior Analyst/Managing Director of Global Strategies Group, has managed the Series since 1995.

Virge J. Trotter, III, CFA®, Senior Analyst/Managing Director of Services Group, has managed the Series since 2009.

Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the “Additional Series Summary Information” section on page 14 of this prospectus.

Pro-Blend® Moderate Term Series

Summary Section

Investment Goal

The Series’ investment objective is to provide equal emphasis on long-term growth of capital and preservation of capital.

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares of each class of the Series.

	Class Z	Class D	Class E
Shareholder Fees (paid directly from your investment)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.75%	0.75%	0.75%
Distribution and Service (Rule 12b-1) Fees	0.75%	0.50%	0.25%
Other Expenses[1]	0.13%	0.13%	0.13%
Total Annual Fund Operating Expenses	1.63%	1.38%	1.13%

1 Other expenses include all operating expenses of the Class C shares of the Series (except management fees and distribution and service (Rule 12b-1) fees) as well as the estimated amount of the fees and expenses incurred indirectly by the Series through its investments in other investment companies during the prior fiscal year.

Example

The Example below is intended to help you compare the cost of investing in shares of each Class of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class Z	Class D	Class E
1 Year	$166	$140	$115
3 Years	$514	$437	$359
5 Years	$887	$755	$622
10 Years	$1,933	$1,657	$1,375

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 58% of the average value of its portfolio.

Principal Investment Strategies

The Series invests primarily in common stocks and intermediate- to long-term fixed income securities. The Series may invest in U.S. and foreign stocks and American Depository Receipts (ADRs), including those in emerging markets. The Series may invest in stocks of small, large, or mid-size companies. The Advisor typically focuses on fixed income securities with maturities of 5 to 10 years but may invest in securities of any maturity. With respect to its fixed income investments, the Series invests primarily in investment grade securities. The Advisor seeks to balance conflicting goals of growth of capital and preservation of capital in order to generate a more stable rate of return for this portfolio relative to an investment in the general stock market.

Principal Risks of Investing in the Series

Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	U.S. and/or foreign stock or bond markets decline.

•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.

•	Interest rates go up, which will make bond prices go down and reduce the value of the bonds held in the Series’ portfolio.

•	The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.

Because the Series may invest in securities of foreign issuers, the Series is subject to the additional risk that the prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series’ investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

•	The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•	The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.

•	Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The value of your investment may also decline if the Advisor’s judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

Summary of Past Performance

The bar chart and total return table provide some indication of the risks of investing in the Series. No Class Z, D or E shares were outstanding during the past year; therefore, the bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S shares of the Series for each of the last ten calendar years. The Class S shares are not offered in this prospectus. Because the Class Z, D and E shares of the Series invest in the same portfolio of securities, returns for these classes will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class Z, D and E shares have higher expenses. The total return table shows how the average annual total returns for the Class S shares for different periods compare to those of the Barclays Capital U.S. Aggregate Bond Index and a blended index, 10% of which is the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S., 30% of which is the Russell 3000® Index and 60% of which is the Barclays Capital U.S. Aggregate Bond Index. The blended index is provided because it better reflects the asset allocation of the Series as compared with the primary index. Because the Series’ asset allocation will vary over time, the composition of the Series’ portfolio may not match the composition of the comparative indices’ portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manningnapieradvisors.com.

Pro-Blend Moderate Term Series - Class S Shares

% Total Return

Quarterly Returns

Highest (quarter ended 06/30/09): 9.83%

Lowest (quarter ended 12/31/08): (11.77)%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2009
	1 Year	5 Years	10 Years	Since Inception
Return Before Taxes	18.91%	4.59%	6.00%	6.98%
Return After Taxes on Distributions	18.60%	3.48%	4.62%	5.14%
Return After Taxes on Distributions and Sale of Series Shares	12.39%	3.54%	4.53%	5.04%
Indices: (reflect no deduction for fees, expenses, or taxes)
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	6.33%	6.07%
10%/30%/60% Blended Index	16.18%	4.18%	4.37%	6.88%

Performance numbers for the Series are calculated from September 15, 1993, the inception date of the Class S shares of the Series. Performance numbers for the Indices are calculated from September 30, 1993. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for other share classes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

The investment advisor of the Series is Manning & Napier Advisors, Inc.

Portfolio Managers

The following investment professionals serve on the Series’ management team. No specific member of the Series’ management team is required to approve security purchases and sales.

Christian A. Andreach, CFA®, Senior Analyst/Managing Director of Consumer Group, has managed the Series since 2002.

Jack Bauer, Senior Analyst/Managing Director of Fixed Income, has managed the Series since 1993.

Jeffrey S. Coons, Ph.D., CFA®, Co-Director of Research/Managing Director of Quantitative Strategies Group, has managed the Series since 1995.

Jeffrey W. Donlon, CFA®, Senior Analyst/Managing Director of Technology Group, has managed the Series since 2004.

Brian P. Gambill, CFA®, Senior Analyst/Managing Director of Capital Goods & Materials Group, has managed the Series since 2002.

Jeffrey A. Herrmann, CFA®, Co-Director of Research/Managing Director of Themes and Overviews Group, has managed the Series since 1995.

Brian W. Lester, CFA®, Senior Analyst/Managing Director of Life Sciences Group, has managed the Series since 2009.

Michael J. Magiera, CFA®, Senior Analyst/Managing Director of Real Estate Group, has managed the Series since 1995.

Marc Tommasi, Senior Analyst/Managing Director of Global Strategies Group, has managed the Series since 1995.

Virge J. Trotter, III, CFA®, Senior Analyst/Managing Director of Services Group, has managed the Series since 2009.

Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the “Additional Series Summary Information” section on page 14 of this prospectus.

Pro-Blend® Extended Term Series

Summary Section

Investment Goal

The Series’ primary objective is to provide long-term growth of capital, and its secondary objective is to provide preservation of capital.

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares of each class of the Series.

	Class Z	Class D	Class E
Shareholder Fees (paid directly from your investment)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.75%	0.75%	0.75%
Distribution and Service (Rule 12b-1) Fees	0.75%	0.50%	0.25%
Other Expenses[1]	0.12%	0.12%	0.12%
Total Annual Fund Operating Expenses	1.62%	1.37%	1.12%

1 Other expenses include all operating expenses of the Class C shares of the Series (except management fees and distribution and service (Rule 12b-1) fees) as well as the estimated amount of the fees and expenses incurred indirectly by the Series through its investments in other investment companies during the prior fiscal year.

Example

The Example below is intended to help you compare the cost of investing in shares of each Class of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class Z	Class D	Class E
1 Year	$165	$139	$114
3 Years	$511	$434	$356
5 Years	$881	$750	$617
10 Years	$1,922	$1,646	$1,363

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 62% of the average value of its portfolio.

Principal Investment Strategies

The Series invests primarily in common stocks but may also invest a substantial portion of its assets in long-term, fixed income securities. The Series may invest in U.S. and foreign stocks and American Depository Receipts (ADRs), including those in emerging markets. The Series may invest in stocks of small, large, or mid-size companies. The Advisor typically focuses on fixed income securities with maturities of 7 to 20 years but may invest in securities of any maturity. With respect to its fixed income investments, the Series invests primarily in investment grade securities. By focusing on growth of capital and to a lesser extent on preservation of capital, the Advisor seeks to participate, over the long term, in the growth of the stock market, but with less volatility than is typically associated with an investment in the general stock market.

Principal Risks of Investing in the Series

Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	U.S. and/or foreign stock or bond markets decline.

•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.

•	Interest rates go up, which will make bond prices go down and reduce the value of the bonds held in the Series’ portfolio.

•	The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.

Because the Series may invest in securities of foreign issuers, the Series is subject to the additional risk that the prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series’ investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

•	The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•	The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.

•	Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The value of your investment may also decline if the Advisor’s judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

Summary of Past Performance

The bar chart and total return table provide some indication of the risks of investing in the Series. No Class Z, D or E shares were outstanding during the past year; therefore, the bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S shares of the Series for each of the last ten calendar years. The Class S shares are not offered in this prospectus. Because the Class Z, D and E shares of the Series invest in the same portfolio of securities, returns for these classes will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class Z, D and E shares have higher expenses. The total return table shows how the average annual total returns for the Class S shares for different periods compare to those of the Barclays Capital U.S. Aggregate Bond Index and a blended index, 15% of which is the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S., 40% of which is the Russell 3000® Index and 45% of which is the Barclays Capital U.S. Aggregate Bond Index. The blended index is provided because it better reflects the asset allocation of the Series as compared with the primary index. Because the Series’ asset allocation will vary over time, the composition of the Series’ portfolio may not match the composition of the comparative indices’ portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manningnapieradvisors.com.

Pro-Blend Extended Term Series - Class S Shares

% Total Return

Quarterly Returns

Highest (quarter ended 06/30/09): 13.72%

Lowest (quarter ended 12/31/08): (16.16)%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2009
	1 Year	5 Years	10 Years	Since Inception
Return Before Taxes	24.34%	4.59%	6.31%	8.71%
Return After Taxes on Distributions	24.07%	3.40%	5.06%	6.71%
Return After Taxes on Distributions and Sale of Series Shares	15.97%	3.65%	4.98%	6.57%
Indices: (reflect no deduction for fees, expenses, or taxes)
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	6.33%	6.08%
15%/40%/45% Blended Index	20.19%	3.83%	3.56%	7.01%

Performance numbers for the Series are calculated from October 12, 1993, the inception date of the Class S shares of the Series. Performance numbers for the Indices are calculated from October 31, 1993. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for other share classes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

The investment advisor of the Series is Manning & Napier Advisors, Inc.

Portfolio Managers

The following investment professionals serve on the Series’ management team. No specific member of the Series’ management team is required to approve security purchases and sales.

Christian A. Andreach, CFA®, Senior Analyst/Managing Director of Consumer Group, has managed the Series since 2002.

Jack Bauer, Senior Analyst/Managing Director of Fixed Income, has managed the Series since 1993.

Jeffrey S. Coons, Ph.D., CFA®, Co-Director of Research/Managing Director of Quantitative Strategies Group, has managed the Series since 1995.

Jeffrey W. Donlon, CFA®, Senior Analyst/Managing Director of Technology Group, has managed the Series since 2004.

Brian P. Gambill, CFA®, Senior Analyst/Managing Director of Capital Goods & Materials Group, has managed the Series since 2002.

Jeffrey A. Herrmann, CFA®, Co-Director of Research/Managing Director of Themes and Overviews Group, has managed the Series since 1995.

Brian W. Lester, CFA®, Senior Analyst/Managing Director of Life Sciences Group, has managed the Series since 2009.

Michael J. Magiera, CFA®, Senior Analyst/Managing Director of Real Estate Group, has managed the Series since 1995.

Marc Tommasi, Senior Analyst/Managing Director of Global Strategies Group, has managed the Series since 1995.

Virge J. Trotter, III, CFA®, Senior Analyst/Managing Director of Services Group, has managed the Series since 2009.

Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the “Additional Series Summary Information” section on page 14 of this prospectus.

Pro-Blend® Maximum Term Series

Summary Section

Investment Goal

The Series’ objective is to provide long-term growth of capital.

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares of each class of the Series.

	Class Z	Class D	Class E
Shareholder Fees (paid directly from your investment)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.75%	0.75%	0.75%
Distribution and Service (Rule 12b-1) Fees	0.75%	0.50%	0.25%
Other Expenses[1]	0.14%	0.14%	0.14%
Total Annual Fund Operating Expenses	1.64%	1.39%	1.14%

1 Other expenses include all operating expenses of the Class C shares of the Series (except management fees and distribution and service (Rule 12b-1) fees) as well as the estimated amount of the fees and expenses incurred indirectly by the Series through its investments in other investment companies during the prior fiscal year.

Example

The Example below is intended to help you compare the cost of investing in shares of each Class of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class Z	Class D	Class E
1 Year	$167	$142	$116
3 Years	$517	$440	$362
5 Years	$892	$761	$628
10 Years	$1,944	$1,669	$1,386

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 67% of the average value of its portfolio.

Principal Investment Strategies

The Series invests primarily in common stocks, but may invest to a lesser extent in fixed income securities of any maturity. The Series may invest in U.S. and foreign stocks and American Depository Receipts (ADRs), including those in emerging markets. The Series may invest in stocks of small, large, or mid-size companies. In the fixed income portion of the portfolio, the Advisor invests primarily in investment grade securities and typically focuses on fixed income securities with maturities of 7 to 20 years, but may invest in securities of any maturity. For this portfolio, the Advisor seeks to generate the high level of long-term capital growth typically associated with a long-term investment in the general stock market.

Principal Risks of Investing in the Series

As with any stock fund, the value of your investment will fluctuate in response to stock market movements. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	U.S. and/or foreign stock markets decline.

•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.

Because the Series may also invest in bonds, the Series carries additional risks. If interest rates go up, bond prices will generally go down and reduce the value of the bonds held in the Series’ portfolio. The value of a bond will also fall if its issuer defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.

In addition, the Series carries risks due to its investments in foreign stocks. The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks. Investments in emerging market countries may be more volatile than investments in developed countries. The Series’ investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

•	The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•	The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.

•	Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The value of your investment may also decline if the Advisor’s judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

Summary of Past Performance

The bar chart and total return table provide some indication of the risks of investing in the Series. No Class Z, D or E shares were outstanding during the past year; therefore, the bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S shares of the Series for each of the last ten calendar years. The Class S shares are not offered in this prospectus. Because the Class Z, D and E shares of the Series invest in the same portfolio of securities, returns for these classes will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class Z, D and E shares have higher expenses. The total return table shows how the average annual total returns for the Class S shares for different periods compare to those of the Russell 3000® Index, and a blended index, 20% of which is the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S., 65% of which is the Russell 3000® Index and 15% of which is the Barclays Capital U.S. Aggregate Bond Index. The blended index is provided because it better reflects the asset allocation of the Series as compared with the primary index. Because the Series’ asset allocation will vary over time, the composition of the Series’ portfolio may not match the composition of the comparative indices’ portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manningnapieradvisors.com.

Pro-Blend Maximum Term Series - Class S Shares

% Total Return

Quarterly Returns

Highest (quarter ended 06/30/09): 18.69%

Lowest (quarter ended 12/31/08): (23.94)%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2009
	1 Year	5 Years	10 Years	Since Inception (11/1/95)
Return Before Taxes	36.11%	3.83%	5.68%	9.08%
Return After Taxes on Distributions	36.05%	2.70%	4.16%	7.16%
Return After Taxes on Distributions and Sale of Series Shares	23.54%	3.01%	4.20%	6.97%
Indices: (reflect no deduction for fees, expenses, or taxes)
Russell 3000® Index	28.34%	0.76%	(0.20)%	6.70%
20%/65%/15% Blended Index	27.60%	2.65%	1.59%	6.72%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for other share classes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

The investment advisor of the Series is Manning & Napier Advisors, Inc.

Portfolio Managers

The following investment professionals serve on the Series’ management team. No specific member of the Series’ management team is required to approve security purchases and sales.

Christian A. Andreach, CFA®, Senior Analyst/Managing Director of Consumer Group, has managed the Series since 2002.

Jack Bauer, Senior Analyst/Managing Director of Fixed Income, has managed the Series since 1995.

Jeffrey S. Coons, Ph.D., CFA®, Co-Director of Research/Managing Director of Quantitative Strategies Group, has managed the Series since 1995.

Jeffrey W. Donlon, CFA®, Senior Analyst/Managing Director of Technology Group, has managed the Series since 2004.

Brian P. Gambill, CFA®, Senior Analyst/Managing Director of Capital Goods & Materials Group, has managed the Series since 2002.

Jeffrey A. Herrmann, CFA®, Co-Director of Research/Managing Director of Themes and Overviews Group, has managed the Series since 1995.

Brian W. Lester, CFA®, Senior Analyst/Managing Director of Life Sciences Group, has managed the Series since 2009.

Michael J. Magiera, CFA®, Senior Analyst/Managing Director of Real Estate Group, has managed the Series since 1995.

Marc Tommasi, Senior Analyst/Managing Director of Global Strategies Group, has managed the Series since 1995.

Virge J. Trotter, III, CFA®, Senior Analyst/Managing Director of Services Group, has managed the Series since 2009.

Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the “Additional Series Summary Information” section on page 14 of this prospectus.

Additional Series Summary Information

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Series on any day the NYSE is open. The minimum initial investment for each Class is $2,000. There is no minimum for subsequent investments. Class Z, D, and E shares are offered through the Fund and financial intermediaries.

You may purchase or redeem shares of the Series directly with the Fund by mail (Manning & Napier Fund, Inc. P.O. Box 9845, Providence, RI 02940-8045), Internet (www.manningnapieradvisors.com), by telephone (1-800-466-3863) or, with respect to purchases only, by wire. Shareholders holding shares through a financial intermediary should contact their financial intermediary to learn how to place purchase or redemption orders.

Dividends, Capital Gains, and Taxes

The distributions made by the Series generally are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Series shares through a broker-dealer or other financial intermediary (such as a bank), the Series and their related companies may pay the intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

More Information About the Series’

Investment Strategies and Risks

The Advisor’s Investment Strategies

The Pro-Blend Conservative Term Series, Pro-Blend Moderate Term Series, Pro-Blend Extended Term Series, and Pro-Blend Maximum Term Series are asset allocation funds. Each invests in a combination of stocks, bonds, and cash and is managed according to specific goals discussed on the following pages. The word “Term” in the Series’ names describes the investment horizon of those investors who may want to consider investing in the Series and does not reflect the Series’ maturity restrictions with respect to their investments in fixed income securities.

A team of investment professionals manages each Series’ portfolio using a multi-strategy approach. The Advisor’s Senior Research Group establishes broad policies regarding the mix of stocks, bonds and cash that is appropriate in light of the investment goals of each Series under prevailing market conditions. Stock analysts and fixed income analysts select individual securities after a peer review for consistency with the Advisor’s disciplines. The specific criteria applied by each group in allocating assets and selecting securities are set forth on the following page.

How the Advisor Allocates Assets within Each Series

The Series offer a range of investment strategies from fairly conservative to fairly aggressive. As you move along the investment risk spectrum, the emphasis on growth increases while the focus on capital preservation declines. This movement toward growth usually involves a higher percentage of the portfolio being invested in stocks and the portion of the portfolio being invested in bonds generally containing longer term maturities.

The pie charts below illustrate how the allocation of each Series’ portfolio has varied in the past. The Advisor believes that the most important factor affecting portfolio performance is asset allocation. A Series’ actual asset allocation will vary and may not fall within the ranges shown below depending primarily on current or anticipated market trends.

Historical High and Low Stock Exposures

(as measured on calendar quarters)

The Series’ Asset Allocations as of December 31, 2009 The Series’ asset allocations as of December 31, 2009 were as follows:
Series	Stocks	Bonds	Cash
Pro-Blend Conservative Term Series	24.9%	71.4%	3.7%
Pro-Blend Moderate Term Series	40.2%	45.6%	14.2%
Pro-Blend Extended Term Series	60.2%	36.6%	3.2%
Pro-Blend Maximum Term Series	91.1%	4.1%	4.8%

Each Series’ asset allocation varies over time depending primarily on current or anticipated market trends. Accordingly, a Series’ current or future asset allocation may not match its historical asset allocation.

Senior Research Group

This group establishes the maximum and minimum percentages of assets each Series will invest in U.S. and foreign stocks, bonds and cash equivalents. The group also establishes investment policies and guidelines used by the other groups to set prices at which each Series may purchase and sell individual securities. In making these decisions, the Advisor focuses on:

•	a Series’ risk management priorities

•	economic factors such as inflation, employment and interest rate trends

•	the outlook for corporate earnings

•	stock valuations (e.g., price to earnings and price to book ratios)

•	supply and demand for various asset classes

Based on these inputs, and working within the minimum and maximum parameters set by this group, the teams of stock and fixed income analysts adjust asset allocation with each bottom-up decision.

Within each Series’ holdings, the Advisor generally increases the weighting in stocks when it believes stock valuations are attractive and when economic factors appear favorable. For instance, the stock holdings may tend to rise if the Advisor expects corporate earnings to rise, interest rates to fall, or inflation to be low.

The Advisor will generally increase holdings in bonds when it believes stocks are overvalued or when it expects stocks to underperform. It also may increase bond holdings when it expects interest rates to fall and create the opportunity to capture capital gains as bond prices rise.

Stock Analysts (Investment Review Group)

This group selects individual stocks by looking for companies with one or more of the following characteristics:

•	strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market and high barriers to entry)

•	improving market share in consolidating industries

•	low price relative to fundamental or breakup value

Fixed Income Analysts (Fixed Income Group)

This group selects individual bonds, emphasizing bond market sectors and securities that it believes offer yields sufficient to compensate the investor for the risks specific to the sector or security. In evaluating bonds, this group considers:

•	interest rate sensitivity of particular sectors and securities

•	narrowing or widening of interest rate spreads between sectors, securities of different credit quality or securities of different maturities

•	for mortgage-related and asset-backed securities, anticipated changes in prepayment rates

More Information about the Series’ Principal Investments

Equity securities — Each Series may invest in equity securities of U.S. and foreign companies. These will usually be exchange-traded common stocks and may be denominated in U.S. dollars or foreign currencies.

Foreign securities — Each Series may invest in foreign stocks and ADRs and other U.S. dollar denominated securities of foreign issuers, including those in emerging markets. ADRs are securities that are listed and traded in the United States but represent an ownership interest in securities issued by a foreign issuer. ADRs are subject to many of the risks associated with investing directly in foreign securities, which are described below.

Fixed income securities — Each Series may invest in fixed income securities of any maturity or duration. These securities may be issued by the U.S. government or any of its agencies or instrumentalities, foreign governments, supranational entities such as the World Bank, and U.S. and foreign companies. Certain of the U.S. and foreign fixed income securities in which each Series invests are not guaranteed or insured by the U.S. or foreign government. These securities may be backed solely by their issuers’ ability to borrow from their government or by the credit of their issuers. Investments in fixed income securities may have all types of interest rate payment and reset terms and may include mortgage-backed, asset-backed and derivative securities. Each Series invests primarily in investment grade securities (i.e., those rated in the four highest ratings categories or determined by the Advisor to be of equivalent quality).

More Information about the Series’ Principal Risks

Market risk — Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of the Series’ investments will fluctuate, which means that the Series could lose money on their investments.

Equity risk — The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

Small- and Mid-Cap risk — Small- and mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small- and mid-cap companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. The securities of smaller companies are often traded in the over-the-counter market and, even if listed on a national securities exchange, the trading market (i.e., the volume of trades on any given day) for such securities may be less active than larger companies listed on that exchange. Consequently, the securities of these companies may be less liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than the securities of larger, more established companies. As a result, the prices of the smaller companies owned by the Series may be volatile.

Foreign securities risk — A Series’ investments in securities of foreign issuers involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. The securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies. Each Series may also experience more rapid or extreme changes in value than a fund that invests solely in securities of U.S. companies because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. There also is the risk that the cost of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions. During any period when foreign securities underperform other types of investments — U.S. securities, for instance — the performance of a Series may lag these investments.

Emerging market risk — The Series may be exposed to risks associated with investments in emerging market countries. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Series’ investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Currency risk — Because the Series invest in securities denominated in, and/or receiving revenues in, foreign currencies, they will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in a Series would be adversely affected. Currencies in non-U.S. countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention by U.S. or foreign governments, central banks or supranational agencies, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.

Interest rate risk — Each Series’ investments in fixed income securities are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the Series’ yields will change over time. During periods when interest rates are low, the Series’ yields (and total returns) also may be low. Changes in interest rates also may affect the Series’ share prices: a sharp rise in interest rates could cause the Series’ share prices to fall. This risk is greater when a Series holds bonds with longer maturities. To the extent that the Advisor anticipates interest rate trends imprecisely, the Series’ share prices could fall.

Credit risk — Each Series’ investments in fixed income securities are subject to the risk that a decline in the credit quality of a portfolio investment could cause the Series’ share prices to fall. The Series could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations. Below investment-grade bonds (junk bonds) involve greater risks of default or downgrade and are more volatile than investment-grade bonds. Below investment-grade bonds also involve greater risk of price declines than investment-grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of below investment-grade bonds may be more susceptible than other issuers to economic downturns. Such bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the bonds.

Prepayment and extension risk — Each Series’ investments in fixed income securities are subject to the risk that the bonds may be paid off earlier or later than expected. Either situation could cause the Series to hold securities paying lower-than-market rates of interest, which could hurt the Series’ yields or share prices. In addition, rising interest rates tend to extend the duration of certain fixed income securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Series may exhibit additional volatility. This is known as extension risk. When interest rates decline, borrowers may pay off their fixed income securities sooner than expected. This can reduce the returns of the Series because the

Series will have to reinvest that money at the lower prevailing interest rates. This is known as prepayment risk.

Liquidity risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. A Series’ investments in illiquid securities may reduce the returns of that Series because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of a Series’ shares. Redemptions by these institutions or individuals in a Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force a Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

Defensive Investing

Each Series may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. If a Series takes a temporary defensive position, it may be unable to achieve its investment goal.

The Series’ Investment Goals

The Series’ Board of Directors may change each Series’ investment goals (described in the “Investment Goal” section of each Series) without obtaining the approval of the Series’ shareholders. A Series may not succeed in achieving its goal.

Management

The Advisor

The Series’ advisor is Manning & Napier Advisors, Inc., 290 Woodcliff Drive, Fairport, New York 14450. Manning & Napier Advisors, Inc. was founded in 1970, and it manages over $25 billion for individual and institutional investors. The Advisor is responsible for the day-to-day operations of the Series and generally is responsible for supervision of the Series’ overall business affairs, service providers and officers.

As described below, a team made up of investment professionals and analysts makes all of the Series’ investment decisions.

Portfolio Managers

The Advisor’s Senior Research Group establishes the broad investment policies and guidelines used in the management of the Series. The Advisor’s analysts work with members of the Senior Research Group to develop stock recommendations for the Series in line with the Senior Research Group’s policies and guidelines. Recommendations for stock purchases and sales must be approved by the Senior Research Group before implementation. The Advisor’s Fixed Income Group, led by Jack Bauer, constructs and monitors the bond portions of the portfolios. This group develops an interest rate overview and a credit approved list that is reviewed by the Senior Research Group prior to implementation.

The following people serve on the Advisor’s Senior Research Group:

Christian A. Andreach, CFA®, Senior Analyst/Managing Director of Consumer Group
Joined the Advisor in 1999. Senior Analyst since 1999. Managing Director and member of Senior Research Group since 2002.

Jack Bauer, Senior Analyst/Managing Director of Fixed Income
Joined the Advisor in 1990. Senior Analyst since 1990. Managing Director and member of Senior Research Group since 1992.

Jeffrey S. Coons, Ph.D., CFA®, Co-Director of Research/Managing Director of Quantitative Strategies Group
Joined the Advisor in 1993. Co-Director of Research since 2002. Managing Director and member of Senior Research Group since 1993. Executive Group Member* since 1999.

Jeffrey W. Donlon, CFA®, Senior Analyst/Managing Director of Technology Group
Joined the Advisor in 1998. Senior Analyst since 1998. Managing Director and member of Senior Research Group since 2004.

Brian P. Gambill, CFA®, Senior Analyst/Managing Director of Capital Goods & Materials Group
Joined the Advisor in 1997. Senior Analyst since 1997. Managing Director and member of Senior Research Group since 2002.

Jeffrey A. Herrmann, CFA®, Co-Director of Research/Managing Director of Themes and Overviews Group
Joined the Advisor in 1986. Co-Director of Research since 1992. Managing Director and member of Senior Research Group since 1992. Executive Group Member* since 2002.

Brian W. Lester, CFA®, Senior Analyst/Managing Director of Life Sciences Group
Joined the Advisor in 1998. Senior Analyst since 2001. Managing Director and member of Senior Research Group since 2009.

Michael J. Magiera, CFA®, Senior Analyst/Managing Director of Real Estate Group
Joined the Advisor in 1988. Senior Analyst since 1999. Managing Director and member of Senior Research Group since 1992.

Marc Tommasi, Senior Analyst/Managing Director of Global Strategies Group
Joined the Advisor in 1986. Senior Analyst since 1988. Managing Director and member of Senior Research Group since 1992.

Virge J. Trotter, III, CFA®, Senior Analyst/Managing Director of Services Group
Joined the Advisor in 1997. Senior Analayst since 1997. Managing Director and member of Senior Research Group since 2009.

* The Executive Group, consisting of senior executive employee-owners, performs the duties of the Office of the Chief Executive of the Advisor.

The Statement of Additional Information (SAI) contains additional information about the Series’ management team, including the structure of their compensation, their role in managing other accounts, and their ownership of securities in the Series.

Management Fees

In return for the services it provides to each Series, the Advisor receives an annual management fee, which is computed daily and payable monthly by the Series as described below. With respect to each Series, the Advisor has contractually agreed to limit each class’s total direct annual fund operating expenses, exclusive of Distribution and Shareholder Services Fee (as defined below), as shown below. The Advisor’s contractual waivers will remain in effect at least until February 28, 2011 and may be extended.

ANNUAL MANAGEMENT FEES (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
Series	Contractual Management Fee	Contractual Expense Limitation*
Pro-Blend Conservative Term Series Class Z	0.60%	0.80%
Pro-Blend Conservative Term Series Class D	0.60%	0.80%
Pro-Blend Conservative Term Series Class E	0.60%	0.80%
Pro-Blend Moderate Term Series Class Z	0.75%	0.95%
Pro-Blend Moderate Term Series Class D	0.75%	0.95%
Pro-Blend Moderate Term Series Class E	0.75%	0.95%
Pro-Blend Extended Term Series Class Z	0.75%	0.95%
Pro-Blend Extended Term Series Class D	0.75%	0.95%
Pro-Blend Extended Term Series Class E	0.75%	0.95%
Pro-Blend Maximum Term Series Class Z	0.75%	0.95%
Pro-Blend Maximum Term Series Class D	0.75%	0.95%
Pro-Blend Maximum Term Series Class E	0.75%	0.95%

* These limitations are exclusive of a Class’ Distribution and Shareholder Services Fee (as defined below)

For the fiscal year ended October 31, 2009, the Advisor earned a management fee of 0.57% for the Pro-Blend Conservative Term

Series, 0.73% for the Pro-Blend Moderate Term Series, 0.74% for the Pro-Blend Extended Term Series, and 0.72% for the Pro-Blend Maximum Term Series.

A discussion regarding the basis for the Board of Directors’ approval of each Series’ investment advisory agreement is available in the Series’ semi-annual report dated April 30, 2009, which covers the period November 1, 2008 through April 30, 2009.

The Advisor may use its own resources to engage in activities that may promote the sale of the Series’ shares, including payments, or other forms of incentives such as discounted fees for products or services of affiliates, to third parties who provide services such as shareholder support servicing, marketing support, and distribution assistance to the Series. These fees or other incentives are in addition to any Distribution and Shareholder Services Fee (as defined below) payable under the Distribution and Shareholder Services Plan (as defined below) of the Fund. The level of payments made to financial intermediaries may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of the Series attributable to the financial intermediary, the particular Series, or other measures as agreed to in writing by the Advisor, the Distributor and/or their affiliates and the financial intermediaries or any combination thereof. The amount of these payments is determined at the discretion of the Advisor, the Distributor and/or their affiliates from time to time and may be different for different financial intermediaries based on, for example, the nature of the services provided by the financial intermediary. The Advisor may also, from its own resources, defray or absorb costs relating to distribution, including compensation of employees who are involved in distribution. These payments or discounts may be substantial but are paid or discounted by the Advisor or its affiliates, not by the Series or their shareholders. Such payments may provide an incentive for the financial intermediary to make shares of the Series available to its customers and may allow the Series greater access to the financial intermediary’s customers and may create a conflict of interest by influencing the financial intermediary to recommend the Series over another investment.

The Distributor

The Class Z, D and E shares of the Series are offered on a continuous basis through the Fund’s principal underwriter, Manning & Napier Investor Services, Inc. (the Distributor).

Class Z, D and E shares of each Series are subject to an annual distribution and shareholder services fee (a “Distribution and Shareholder Services Fee”) of up to 0.75%, 0.50%, and 0.25%, respectively, of the Class’s average daily net assets in accordance with a distribution and shareholder services plan (the “Distribution and Shareholder Services Plan”) adopted by the Fund’s Board of Directors pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Distribution and Shareholder Services Fee is intended to compensate the Distributor for services and expenses primarily intended to result in the sale of Class Z, D, and E shares and/or in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services to holders of shares of the Series. Generally, the Distribution and Shareholder Services Fee will not be retained by the Distributor but will instead be reallowed to financial intermediaries who provide these services.

Expenses and services for which the Distributor or another intermediary or agent may be compensated include, without limitation, expenses (including overhead and telephone expenses) of, and compensation to, employees of the Distributor or of intermediaries who engage in distribution or servicing of Class Z, D, and E shares, printing of prospectuses and reports for other than existing Class Z, D, and E shareholders, advertising, preparing, printing and distributing sales literature and forwarding communications from the Fund to such persons. The Distribution and Shareholder Services Plan is of the type known as a “compensation” plan. This means that the fees are payable to compensate the Distributor or intermediary for services rendered even if the amount paid exceeds the Distributor’s or intermediary’s expenses. Because these fees are paid out of each Series’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

Information about Class Z, D, and E Shares

Class Z, D and E shares are offered through the Fund and financial intermediaries. Financial intermediaries include financial planners, investment advisers, broker-dealers or other financial institutions with an agreement with the Distributor. Each Series offers more than one share class, each of which has its own eligibility criteria, cost structure, and other features. Other share classes are offered in separate prospectuses. You may only purchase that class of shares which your financial intermediary sells or services.

Class Z shares are available only through financial intermediaries who establish individual shareholder accounts with the Fund in the name of investors or maintain certain types of omnibus accounts with the Distributor. Class E shares are only available through financial intermediaries who provide certain shareholder services to the Fund. Class D shares are not currently available. Your financial intermediary can tell you which class of shares is available through the intermediary.

Your financial intermediary may impose different or additional conditions than the Series on purchases, redemptions and exchanges of shares. These differences may include initial, subsequent and maintenance investment requirements, exchange policies, and trading restrictions. Your financial intermediary may independently establish and charge you transaction fees, account fees and other fees in addition to the fees charged by the Series. These additional fees may vary over time and would increase the cost of your investment and lower investment returns. You should consult your financial intermediary directly for information regarding these conditions and fees. The Series are not responsible for the failure of your financial intermediary to carry out its responsibilities.

The Fund reserves the right to determine which potential investors qualify as eligible investors for Class Z, D, and E shares. Shares held by a non-eligible investor are subject to involuntary redemption by the Fund.

How to Buy, Exchange, and Redeem Shares

How to Buy Shares

Shareholders holding shares through a financial intermediary should contact their intermediary to learn how to place orders to buy shares. Shareholders holding shares directly with the Fund may purchase shares directly from the Fund, as described below.

The initial minimum investment for Class Z, D, and E shares of each Series is $2,000. This investment minimum may be waived for certain qualified retirement plans. The Fund reserves the right to change or waive the investment minimum for Class Z, D, and E shares in its sole discretion. The Fund also reserves the right to reject purchase orders or to stop offering its shares without notice to shareholders. The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund under certain limited circumstances.

Check Acceptance Policy

The Fund reserves the right to reject certain forms of payment for share purchases. The Fund maintains a check acceptance policy for share purchases. Investments that are received in an unacceptable form will be returned. Checks must be made payable to the Manning & Napier Fund, Inc. and must be in U.S. dollars. The Fund will not accept cash, third party checks, starter checks, travelers checks, credit card checks or money orders.

The Fund will not accept a P.O. Box as a primary address. A physical address must be used. A P.O. Box may be used as a mailing address only. Shareholder information is subject to independent identity verification and may be shared, as permitted by law and the Fund’s Privacy Policy, for identifying and reporting suspected money laundering and terrorist activity. Please review your account application for additional information.

By Mail

Opening an account

•	Send a check payable to Manning & Napier Fund, Inc. with the completed original account application.

The address is:

Manning & Napier Fund, Inc.

P.O. Box 9845

Providence, RI 02940-8045

•	To request an account application, call the Fund at 1-800-466-3863.

Adding to an account

•	Send a check payable to Manning & Napier Fund, Inc. and a letter of instruction with the name of the Series to be purchased and the account name and number to the above address.

By Wire

Opening or adding to an account

•	After the Fund has received your completed account application, you may wire funds to open or add shares to your account. Before sending a wire, call 1-800-466-3863 for wire instructions.

By Telephone

Adding to an Account

•

You may use the Telephone Purchase feature to add to an existing account. To use this service, call 1-800-466-3863 to request a debit from your pre-authorized checking account. Your bank must be a member of the Automated Clearing House (ACH) to use this feature. Any purchases made through this feature will be posted to your account at the NAV calculated on the next business day after your call that both the New York Stock Exchange and banks are open.

Through the Internet

Adding to an Account

•

If you are a registered user of the Fund’s website, you may use the Internet to add to an existing account by requesting a debit from your bank account. To use this service, go to www.manningnapieradvisors.com, click on the “login” button in the top right hand corner of the screen, and follow the prompts. Any purchases made through this feature will be posted to your account at the NAV calculated on the next business day after your order that both the NYSE and banks are open.

Automatic Investment Plan

You may participate in the Automatic Investment Plan by completing the applicable section of the account application or by contacting the Fund. Through the plan, you can authorize transfers of a specified amount from your bank account into the Series on a regular basis. The minimum amount of each investment is $25. If you have insufficient funds in your account to complete a transfer, your bank may charge you a fee.

How to Exchange Shares

Subject to the conditions discussed in the “Excessive Trading” section below, shareholders may exchange shares of a Series for a class of shares of any other Series of the Fund currently available for investment if the registration of both accounts is identical and the exchange order and shareholder meet the minimum investment and other requirements for the Series and class into which they are exchanging. Please read the prospectus of the Series into which you wish to exchange prior to requesting the exchange. The Fund may alter, limit or suspend its exchange privilege on 60 days’ notice.

The Fund’s exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Fund. For more information about the Fund’s policy on excessive trading, see “Excessive Trading.”

An exchange involves a redemption of shares surrendered in the exchange, and therefore it may cause the shareholder to realize a gain that may be subject to income tax. However, an exchange between share classes is not a taxable event.

Shareholders holding shares through a financial intermediary should contact their financial intermediary to learn how to place exchange orders. Shareholders holding shares directly with the Fund may place exchange orders directly with the Fund, as described below.

By Mail

•	Send a letter of instruction to Manning & Napier Fund, Inc., at the address on page 20, signed by each registered account owner, exactly as your names appear on the account registration.

•	Provide the name of the current Series, the class of shares, the Series to exchange into, and the dollar amount to be exchanged.

•	Provide both account numbers.

By Telephone

•	Unless you have declined telephone privileges, call the Fund at 1-800-466-3863.

•	Provide the name of the current Series, the class of shares, the Series to exchange into, and the dollar amount to be exchanged.

•	Provide both account numbers.

•	We may ask for identification, and all telephone transactions are recorded.

Through the Internet

•

If you are a registered user of the Fund’s website, you may use the Internet to exchange shares between Series. To use this service, go to www.manningnapieradvisors.com, click on the “login” button in the top right hand corner of the screen, and follow the prompts. Any exchanges made through this feature prior to the close of trading on the NYSE on a business day will be posted to your account at the NAV calculated on that day.

How to Redeem Shares

The Fund may postpone payment of redemption proceeds for up to seven days, or suspend redemptions to the extent permitted by law. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 10 days from your date of purchase). Likewise, certain types of account maintenance, such as address changes, result in a thirty calendar day hold on your account during which any redemption requests must include a Medallion Guarantee.

Shareholders holding shares through a financial intermediary should contact their financial intermediary to learn how to place redemption orders. Shareholders holding shares directly with the Fund may place redemption orders directly with the Fund, as described below.

By Mail

•	Send a letter of instruction to Manning & Napier Fund, Inc., at the address on page 20, signed by each registered account owner, exactly as your names appear in the account registration.

•	State the name of the Series, the class of shares, and the number of shares or dollar amount to be sold.

•	Provide the account number.

•	Medallion Guarantees may be required.

•	Additional documentation may be required (call the Fund for details).

By Telephone

•	Unless you have declined telephone privileges, call us at 1-800-466-3863.

•	Provide the name of the Series in which you wish to sell shares, the class of shares, and the dollar amount to be redeemed.

•	Provide your account number.

•	We may ask for identification, and all telephone calls are recorded.

•	Redemption proceeds from sales requested by telephone will be sent only to the address of record or a bank account that is already on file with us.

•	Amounts over $100,000 may only be sent to a pre-designated bank account.

Through the Internet

•

If you are a registered user of the Fund’s website, you may use the Internet to redeem shares from your account. To use this service, go to www.manningnapieradvisors.com, click on the “login” button in the top right hand corner of the screen, and follow the prompts. Proceeds from redemptions requested over the Internet will be sent only to your address of record or a bank account that is already on file with us. Any redemptions made through this feature prior to the close of trading on the NYSE on a business day will be posted to your account at the NAV calculated on that day.

Investment and Account Information

More about Purchases, Exchanges, and Redemptions

All orders to purchase, exchange, or redeem shares must be sent to the transfer agent at the address on page 20 or to an authorized financial intermediary. With the exception of purchase orders via telephone or the Internet, transaction requests received in good order (i.e., with all required information, signatures and documentation) before the close of regular trading on the NYSE on a business day will be executed at that day’s share price. Purchase orders via telephone or Internet will be posted to your account at the NAV calculated on the next business day after your order that both the NYSE and banks are open. The close of regular trading is typically 4:00 p.m. Eastern time, although it may be earlier. The Fund is open for business each day the NYSE is open. All orders must include the required documentation and signatures, and all purchase orders must be accompanied by proper payment. The Fund has authorized several financial intermediaries to accept purchase and redemption orders on its behalf, and those intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund’s behalf. Orders placed with an authorized financial intermediary will be processed at the share price of the Series next computed after they are received in good order by the financial intermediary or its designee, provided that such orders are transmitted to the Fund’s transfer agent in accordance with the Fund’s procedures and applicable law. Accordingly, for you to receive the current business day’s share price, your order must be received by an authorized financial intermediary in good order before the close of regular trading on the NYSE.

The Series’ distributor imposes no sales charge on purchases and redemptions of shares of the Series. However, your financial intermediary may charge you a transaction fee on purchases and redemptions.

Excessive Trading

The Series are intended for long-term investment purposes only. Do not invest in the Fund if you are a market timer. The Fund’s Board of Directors has adopted policies and procedures designed to detect and deter “market timing” or other types of excessive short-term trading by shareholders. Excessive trading into and out of a Series may present risks to the Series’ long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Series’ investment strategies, triggering the recognition of taxable gains and losses on the sale of the Series’ investments, requiring the Series to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. In addition, the Fund may, in its sole discretion, reject or limit purchase orders (including purchases by exchange) by an investor or group of investors for any reason without prior notice, including when it believes in its sole discretion that the trading activity in the account(s) would be detrimental to the Series. For purposes of applying these policies, the Fund and its service providers may consider the trading history of accounts under common ownership or control.

Shareholders may make up to 2 “round trips” during any 90 day period. A “round trip” is defined as a purchase or exchange into a Series followed by a redemption or exchange out of the same Series. After the second “round trip”, the Fund may block for a period of 90 days additional purchases and exchange purchases into the Fund from your account or any account with the same tax identification number or broker identification number.

The following types of transactions will be exempted from these procedures:

•	Transactions under certain monetary thresholds that have been determined by the Fund, in its sole discretion, not to be harmful or disruptive to the Series

•	Systematic withdrawals

•	Automatic investments (including investments made by payroll deduction)

•	Mandatory distributions from IRAs and retirement plans

•	IRA transfers and rollovers

•	Roth IRA conversions and recharacterizations

•	Reinvestments of dividends and capital gains

The Fund’s ability to monitor trades that are placed by individual shareholders of omnibus accounts, which are accounts maintained by financial intermediaries on behalf of multiple beneficial shareholders, is limited to the extent that the Fund does not have direct access to the underlying shareholder account information. However, the Fund and/or its service providers monitor aggregate trades placed in omnibus accounts and seek to work with financial intermediaries to discourage shareholders from engaging in market timing and to restrict excessive trading. The Fund and/or its service providers have entered into agreements with such financial intermediaries that require the financial intermediaries to provide the Fund and/or its service providers with certain shareholder transaction information to enable the Fund and/or its service providers to review the trading activity in the omnibus accounts. If excessive trading is identified in an omnibus account, the Fund will work with the financial intermediary to restrict trading by the shareholder and may require the financial intermediary to prohibit the shareholder from future purchases or exchanges into the Series. Transactions placed by shareholders through financial intermediaries in violation of the Fund’s excessive trading policy may be cancelled or the shares purchased may be redeemed by the Fund.

The Fund may also defer to a financial intermediary’s frequent trading policies with respect to those shareholders who invest in the Series through such intermediary. The Fund will defer to an intermediary’s policies only after the Fund determines that the intermediary’s frequent trading policies adequately protect Series shareholders. Transactions by Series shareholders investing through such intermediaries will be subject to the restrictions of the intermediary’s frequent trading policies, which may differ from those of the Fund. Shareholders who invest through financial intermediaries should consult with their intermediaries to determine the frequent trading restrictions that apply to their Series transactions.

The Fund and its service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund’s policies and procedures described in this prospectus and approved by the Fund’s Board of Directors. Despite these efforts, however, the Fund and its service providers may not be able to detect or prevent all instances of short-term trading in the Series, and, as a result, frequent trading could adversely affect the Series and its long-term shareholders as discussed above. For example, certain investors who engage in market timing and other short-term trading activities may employ a variety of techniques to avoid detection. Further, the detection of frequent trading patterns and the blocking of further trading are inherently subjective and therefore involve some selectivity in their application. The Fund and its service providers, however, seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Series’ long-term shareholders.

The Fund may amend these policies and procedures in response to changing regulatory requirements or to enhance their effectiveness.

Telephone and Internet Transactions

When you place a purchase, exchange, or redemption order by telephone or through the Internet, we may record the telephone call, request identifying information, or take other steps designed to prevent fraudulent orders. We are not responsible for any losses that may occur as long as we follow procedures reasonably designed to ensure that an order appears genuine. Interruptions in service may mean that a shareholder will be unable to effect a telephone or internet order when desired. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

Accounts with Low Balances

If your account falls below $1,000 due to the redemption of shares, the Fund may ask you to bring your account up to the minimum requirement. If your account is still below $1,000 after 60 days, the Fund may close your account and send you the redemption proceeds.

In-Kind Purchases and Redemptions

Securities you own may be used to purchase shares of a Series. The Advisor will determine if acquiring the securities is consistent with that Series’ goals and policies. If accepted, the securities will be valued the same way the Series values securities it already owns.

The Fund may make payment for shares redeemed in part by giving you portfolio securities. As a redeeming shareholder, you will pay transaction costs to dispose of these securities.

Medallion Guarantees

A Medallion Guarantee will be required for a written request to sell shares if the proceeds are to be sent to an address other than the address of record or to a bank account that is not already on file with us. A Medallion Guarantee will also be required to change the account registration, for written redemption requests for amounts over $100,000, or for certain other requests.

A Medallion Guarantee is a type of signature guarantee that can be obtained from most brokers, banks, savings institutions or credit unions. A Medallion Guarantee is a formal certification offered by firms participating in the Medallion Stamp Program that guarantees a signature is original and authentic. Please note that we cannot accept notarization by a notary public.

Valuation of Shares

Each Series offers its shares at the NAV per share of the Series. Each Series calculates its NAV once daily as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) on each day the exchange is open. If the exchange closes early, the Series will accelerate the calculation of their NAVs and transaction deadlines to that time.

Each Series values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. In calculating its NAV, each Series generally values its investment portfolio at market price. If market prices are not readily available or the Advisor reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the close of the relevant market, a Series will price those securities at fair value as determined in good faith using methods approved by the Board of Directors. A Series’ determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Series assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

Although each Series’ stock holdings consist primarily of U.S. companies that are traded on U.S. exchanges, there may be limited circumstances in which a Series would price these securities at fair value — for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Series calculated its NAV. In determining fair value prices of non-U.S. securities, the Series may consider the performance of securities on their primary exchanges, factors influencing specific foreign markets or issuers, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by a Series may be significantly affected on days when investors cannot buy or sell shares of the Series. In addition, due to the difference in times between the close of the international markets and the time the Series price their shares, the value a Series assigns to securities may not be the same as the quoted or published prices of those securities on their primary markets or exchanges.

When valuing fixed income securities with remaining maturities of more than 60 days, the Series use the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, the Series use the security’s amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing.

Communicating with the Manning & Napier Fund

By Phone: You can reach us at 1-800-466-3863 business days from 8:00 a.m. to 6:00 p.m. Eastern time. Telephone calls may be recorded. You can also obtain automated account information, such as share prices and account balances, 24 hours a day, 7 days a week, by calling this number.

By Mail:

Manning & Napier Fund, Inc.

P.O. Box 9845

Providence, RI 02940-8045

By Overnight Mail:

Manning & Napier Fund, Inc.

101 Sabin Street

Pawtucket, RI 02860

Disclosure of the Series’ Portfolio Holdings

The Series disclose their complete portfolio holdings in each Annual and Semi-Annual Report and, following the first and third fiscal quarters, in a quarterly holdings report filed with the Securities and Exchange Commission (SEC) on Form N-Q. Annual and Semi-Annual Reports are distributed to Series shareholders and the most recent Reports are available on the Fund’s website at www.manningnapieradvisors.com. Quarterly holdings reports filed with the SEC are not distributed to Series shareholders, but are available, free of charge, on the EDGAR Database on the SEC’s website, www.sec.gov. In addition, each Series’ month-end and quarter-end complete portfolio holdings are available on the Fund’s website. This information is provided with a lag of at least eight days. Portfolio holdings information will be available on the website at least until it is superseded by a quarterly portfolio holdings report distributed to shareholders (with respect to Annual and Semi-Annual Reports) or filed with the SEC (with respect to a Form N-Q). A Series may also disclose certain commentary and analytical, statistical, performance or similar information relating to the Series or its portfolio holdings if such disclosure is deemed to be for a legitimate business purpose and the information is deemed to be non-material. A description of the Fund’s policy and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the SAI.

Dividends, Distributions, and Taxes

Dividends and Distributions

Each Series generally:

•	Pays dividends twice a year, in June and December.

•	Makes capital gains distributions, if any, once a year, typically in December.

A Series may pay additional distributions and dividends at other times if necessary for the Series to avoid a federal tax.

Capital gain distributions and dividends are reinvested in additional shares of the same Series and Class that you hold. Alternatively, except as discussed below, you can instruct the Fund in writing or by telephone to have your capital gains and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent after the record date will not be effective until the next distribution or dividend is made. Regardless of your election, all capital gain distributions and dividends less than $10 will be reinvested. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Taxes

Dividends are paid from income earned on the Series’ portfolio holdings as well as from interest on its cash investments. Distributions of capital gain will be treated as long-term or short-term gain depending on how long the Series held the securities sold, without regard to how long you have owned your shares of the Series.

Transaction	Federal Tax Status
Redemption or exchange of shares	Usually taxable as capital gain or loss; long-term only if shares owned more than one year
Long-term capital gain distributions	Taxable as long-term capital gain
Short-term capital gain distributions	Generally taxable as ordinary income
Dividends	Taxable as ordinary income unless they qualify for treatment as qualified dividend income

For taxable years beginning on or before December 31, 2010, distributions of investment income designated by the Series as derived from qualified dividend income may qualify to be taxed at the lower rate applicable to long-term capital gains. This rate is currently 15% (lower rates apply to individuals in lower tax brackets).

If you are a taxable investor, you may want to avoid buying shares when a Series is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

Generally, any sale or exchange of your shares is a taxable event. For tax purposes, an exchange of your shares for shares of another Series is treated the same as a sale. An exchange between classes is not reported as a taxable sale.

After the end of each year, the Fund will provide you with information about the distributions and dividends that you received and any redemptions of shares during the previous year. In calculating your gain or loss on any sale of shares, note that your tax basis in your shares is increased by the amounts of dividends and distributions that you have reinvested in a Series. Dividends and distributions are taxable as described above whether received in cash or reinvested.

If you do not provide the Fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 28% of your distributions, dividends and redemption proceeds.

Because each shareholder’s circumstances are different and special tax rules may apply, you should consult with your tax adviser about your investment in the Series and your receipt of dividends, distributions or redemption proceeds.

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Manning & Napier Fund, Inc.

Pro-Blend® Conservative Term Series

Pro-Blend® Moderate Term Series

Pro-Blend® Extended Term Series

Pro-Blend® Maximum Term Series

Class Z, D and E Shares

Shareholder Reports and the Statement of Additional Information (SAI)

Annual and semi-annual reports to shareholders provide additional information about each Series’ investments. These reports discuss the market conditions and investment strategies that significantly affected each Series’ performance during its last fiscal year. The SAI provides more detailed information about each Series. It is incorporated by reference into this prospectus, making it legally part of the prospectus.

How to Obtain the Shareholder Reports, SAI, and Additional Information

•

You may obtain shareholder reports and the SAI or other information about the Series without charge, by calling 1-800-466-3863 or sending written requests to Manning & Napier Fund, Inc., P.O. Box 805, Fairport, New York 14450. These documents are also available at www.manningnapieradvisors.com.

•

You may review and copy shareholder reports, the prospectus and SAI at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information about the public reference room may be obtained by calling 1-202-551-8090. You can get copies of these materials for a fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-1520 or by e-mail to publicinfo@sec.gov. You can get the same reports and information free from the EDGAR Database on the SEC’s Internet web site (http://www.sec.gov).

•

The Fund may send only one copy of a Series’ prospectus and annual and semi-annual reports to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you do not want your mailings to be “householded,” please call 1-800-466-3863 or contact your financial intermediary.

If someone makes a statement about these Series that is not in this prospectus, you should not rely upon that information. Neither the Series nor their distributor is offering to sell shares of a Series to any person to whom the Series may not lawfully sell its shares.

Investment Company Act File No. 811-04087

Tax Managed Series - Class B, Z, D and E Shares

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete.

Any statement to the contrary is a crime.

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Summary Section	2
More Information About the Series’ Investment Strategies and Risks	5
Management	6
How to Buy, Exchange, and Redeem Shares	8
Investment and Account Information	10
Dividends, Distributions, and Taxes	12

Tax Managed Series

Summary Section

Investment Goal

The Series’ investment objective is to provide maximize long-term growth while attempting to minimize the impact of taxes on the total return earned by shareholders.

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares of each class of the Series.

	CLASS B	CLASS Z	CLASS D	CLASS E
Shareholder Fees (paid directly from your investment)	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.00%	1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees	1.00%	0.75%	0.50%	0.25%
Other Expenses	0.45%	0.45%	0.45%	0.45%
Total Annual Fund Operating Expenses	2.45%	2.20%	1.95%	1.70%
Less Fee Waiver and/or Expense Reimbursement	(0.24)%	(0.24)%	(0.24)%	(0.24)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	2.21%	1.96%	1.71%	1.46%

1 Manning & Napier Advisors, Inc. (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of each Class, exclusive of distribution and service (Rule 12b-1) fees, does not exceed 1.20% of such Class’s average net assets. This contractual waiver will continue until February 28, 2011 and may not be amended or terminated prior to such date without the approval of the Series’ Board of Directors.

Example

The Example below is intended to help you compare the cost of investing in shares of each Class of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The

Example also assumes that your investment has a 5% return each year and that the Class’ operating expenses remain the same (taking into account the Advisor’s contractual expense limitation for the first year only). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	CLASS B	CLASS Z	CLASS D	CLASS E
1 Year	$224	$199	$174	$149
3 Years	$741	$665	$589	$512
5 Years	$1,284	$1,158	$1,030	$900
10 Years	$2,768	$2,515	$2,255	$1,989

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 48% of the average value of its portfolio.

Principal Investment Strategies

The Series invests primarily in common stocks. The Series may invest in U.S. and foreign stocks and American Depository Receipts (ADRs), including those in emerging markets. The Advisor uses a “bottom-up” strategy, focusing on individual security selection to identify companies that it believes will make attractive long-term investments. The Series may invest in stocks of small, large, or mid-size companies.

The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Series to invest in a particular sector of the market more efficiently than would otherwise be possible.

In selecting individual securities, the Advisor uses fundamental analysis and looks for one or more of the following characteristics:

•	Strong strategic profiles (e.g., strong market position, benefits from technology, capital appreciation in a mature market and high barriers to entry).

•	Improving market share in consolidating industries.

•	Low price relative to fundamental or breakup value.

While pursuing its goal of long-term growth, the Advisor attempts to minimize the impact of taxes on the total return earned by shareholders by:

•	Avoiding sales of appreciated securities that result in capital gain, except when there are compelling investment reasons for the sale.

•	When selling a position in a security, focusing on the highest cost lot of that security first, which reduces the amount of capital gain (or increases the amount of loss) realized by the Series.

•	When appropriate, favoring the sale of securities producing long-term gain to those producing short-term gain.

•	When appropriate, selling depreciated securities to realize losses to offset realized capital gains.

•	When appropriate, favoring investment in low dividend, capital appreciation oriented stocks.

•	When available and appropriate, using a tax accounting methodology to minimize taxable distributions.

Principal Risks of Investing in the Series

As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	The U.S. and/or foreign stock markets go down.

•	An adverse event, such as an unfavorable earnings report, depresses the value of a particular company’s stock.

•	The Advisor’s judgments about the attractiveness, relative value or potential appreciation of a security or strategy prove to be incorrect.

•	Low dividend, capital appreciation oriented stocks go down in value or underperform higher-yielding stocks.

Because the Series may invest in securities of foreign issuers, the Series is subject to the additional risk that the prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series’ investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

•	The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•	The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.

•	Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

Summary of Past Performance

The bar chart and total return table provide some indication of the risks of investing in the Series. No Class B, Z, D or E shares were outstanding during the past year; therefore, the bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class A shares of the Series for each of the last ten calendar years. The Class A shares are not offered in this prospectus. Because the Class B, Z, D and E shares of the Series invest in the same portfolio of securities, returns for these classes will be substantially similar to those of the Class A shares. Performance will be different only to the extent that the Class B, Z, D and E shares have higher expenses. The total return table shows how the average annual total returns for the Class A shares for different periods compare to those of the Russell 3000® Index, an unmanaged, market-capitalization weighted index of the 3,000 largest U.S. domiciled companies. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manningnapieradvisors.com.

Tax Managed Series - Class A Shares % Total Return

Quarterly Returns

Highest (quarter ended 06/30/09): 18.81%

Lowest (quarter ended 12/31/08): (24.90)%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2009
	1 Year	5 Years	10 Years	Since Inception on 11/1/1995
Return Before Taxes	38.21%	4.37%	4.55%	8.92%
Return After Taxes on Distributions	38.17%	3.63%	4.04%	8.46%
Return After Taxes on Distributions and Sale of Series Shares	24.88%	3.73%	3.90%	7.95%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	28.34%	0.76%	(0.20)%	6.70%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for other share classes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

The investment advisor of the Series is Manning & Napier Advisors, Inc.

Portfolio Managers

The following investment professionals serve on the Series’ management team. No specific member of the Series’ management team is required to approve security purchases and sales.

Christian A. Andreach, CFA®, Senior Analyst/Managing Director of Consumer Group, has managed the Series since 2002.

Jeffrey S. Coons, Ph.D., CFA®, Co-Director of Research/Managing Director of Quantitative Strategies Group, has managed the Series since 1995.

Jeffrey W. Donlon, CFA®, Senior Analyst/Managing Director of Technology Group, has managed the Series since 2004.

Brian P. Gambill, CFA®, Senior Analyst/Managing Director of Capital Goods & Materials Group, has managed the Series since 2002.

Jeffrey A. Herrmann, CFA®, Co-Director of Research/Managing Director of Themes and Overviews Group, has managed the Series since 1995.

Brian W. Lester, CFA®, Senior Analyst/Managing Director of Life Sciences Group, has managed the Series since 2009.

Michael J. Magiera, CFA®, Senior Analyst/Managing Director of Real Estate Group, has managed the Series since 1995.

Marc Tommasi, Senior Analyst/Managing Director of Global Strategies Group, has managed the Series since 1995.

Virge J. Trotter, III, CFA®, Senior Analyst/Managing Director of Services Group, has managed the Series since 2009.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Series on any day the New York Stock Exchange (NYSE) is open. The minimum initial investment for each Class is $2,000. There is no minimum for subsequent investments.

Class B, Z, D, and E shares are offered through the Fund and financial intermediaries. You may purchase or redeem shares of the Series directly with the Fund by mail (Manning & Napier Fund, Inc. P.O. Box 9845, Providence, RI 02940-8045), Internet (www.manningnapieradvisors.com), by telephone (1-800-466-3863) or, with respect to purchases only, by wire. Shareholders holding shares through a financial intermediary should contact their financial intermediary to learn how to place purchase or redemption orders.

Dividends, Capital Gains, and Taxes

The distributions made by the Series are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Series shares through a broker-dealer or other financial intermediary (such as a bank), the Series and its related companies may pay the intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

More Information About the Series’

Investment Strategies and Risks

More Information about the Series’ Principal Investments

Equity securities — The Series may invest in equity securities of U.S. and foreign companies. These securities will usually be exchange-traded common stocks and may be denominated in U.S. dollars or foreign currencies.

Foreign securities — The Series may invest in foreign stocks and ADRs and other U.S. dollar denominated securities of foreign issuers, including those in emerging markets. ADRs are securities listed and traded in the United States but represent an ownership interest in securities issued by a foreign issuer. ADRs are subject to many of the risks associated with investing directly in foreign securities, which are described below.

ETFs — The Series may invest in ETFs, which are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index.

Tax Management Strategies

The Tax Managed Series uses the tax management strategies described on page 3 to minimize the amount of distributions subject to state as well as federal income taxation. However, the Advisor does not attempt to address the tax laws of any particular state. The Advisor will follow tax management strategies only to the extent that they do not conflict with the Series’ goal of maximizing long-term growth or the operation of the Series. The Series may realize a short-term gain on the sale of a security if the Advisor believes it will decline in value, to increase diversification, or to raise cash to pay expenses or meet redemption requests. In addition, some securities in the Series’ portfolio will regularly generate taxable income. At times, tax managed funds are more volatile than other funds because they tend to hold stocks longer to avoid realizing gain due to portfolio turnover.

More Information about the Series’ Principal Risks

Equity risk — The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-cap risk — The Series’ investments in large-cap stocks are subject to risks. Large-cap stocks tend to go in and out of favor based on market and economic conditions. The returns on large-cap stocks may underperform other types of investments, such as small-cap or mid-cap stocks.

Small- and mid-cap risk — Small- and mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small- and mid-cap companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. The securities of smaller companies are often traded in the over-the-counter market and, even if listed on a national securities exchange, the trading market (i.e., the volume of trades on any given day) for such securities may be less active than larger companies listed on that exchange. Consequently, the securities of these companies may be less liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than the securities of larger, more established companies. As a result, the prices of the smaller companies owned by the Series may be volatile.

Foreign securities risk — The Series’ investments in securities of foreign issuers involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. The securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies. The Series may also experience more rapid or extreme changes in value than a fund that invests solely in securities of U.S. companies because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. There also is the risk that the cost of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions. During any period when foreign securities underperform other types of investments — U.S. securities, for instance — the performance of the Series may lag these investments.

Emerging market risk — The Series may be exposed to risks associated with investments in emerging market countries. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments)

in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Series’ investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Currency risk — Because the Series may invest in securities denominated in, and/or receiving revenues in, foreign currencies, it will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Series would be adversely affected. Currencies in non-U.S. countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention by U.S. or foreign governments, central banks or supranational agencies, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.

Risks related to ETFs — ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Series invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.

Liquidity risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. The Series’ investments in illiquid securities may reduce the returns of that Series because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

Defensive Investing

The Series may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. If the Series takes a temporary defensive position, it may be unable to achieve its investment goal.

Investment Goal

The Series’ Board of Directors may change the Series’ investment goal (described above under “Investment Goal”) without obtaining the approval of shareholders. The Series may not succeed in achieving its goal.

Management

The Advisor

The Series’ advisor is Manning & Napier Advisors, Inc., 290 Woodcliff Drive, Fairport, New York 14450. Manning & Napier Advisors, Inc. was founded in 1970, and it manages over $25 billion for individual and institutional investors. The Advisor is responsible for the day-to-day operations of the Series and generally is responsible for supervision of the Series’ overall business affairs, service providers and officers.

As described below, a team made up of investment professionals and analysts makes all of the Series’ investment decisions.

Portfolio Managers

The Advisor’s Senior Research Group establishes the broad investment policies and guidelines used in the management of the Series. The Advisor’s analysts work with the members of the Senior Research Group to develop stock recommendations for the Series in line with the Senior Research Group’s policies and guidelines. Recommendations for security purchases and sales must be approved by the Senior Research Group before implementation.

The following people serve on the Advisor’s Senior Research Group:

Christian A. Andreach, CFA®, Senior Analyst/Managing Director of Consumer Group
Joined the Advisor in 1999. Senior Analyst held since 1999. Managing Director and member of Senior Research Group since 2002.

Jeffrey S. Coons, Ph.D., CFA®, Co-Director of Research/Managing Director of Quantitative Strategies Group
Joined the Advisor in 1993. Co-Director of Research since 2002. Managing Director and member of Senior Research Group since 1993. Executive Group Member* since 1999.

Jeffrey W. Donlon, CFA®, Senior Analyst/Managing Director of Technology Group
Joined the Advisor in 1998. Senior Analyst since 1998. Managing Director and member of Senior Research Group since 2004.

Brian P. Gambill, CFA®, Senior Analyst/Managing Director of Capital Goods & Materials Group
Joined the Advisor in 1997. Senior Analyst since 1997. Managing Director and member of Senior Research Group since 2002.

Jeffrey A. Herrmann, CFA®, Co-Director of Research/Managing Director of Themes and Overviews Group
Joined the Advisor in 1986. Co-Director of Research since 1992. Managing Director and member of Senior Research Group since 1992. Executive Group Member* since 2002.

Brian W. Lester, CFA®, Senior Analyst/Managing Director of Life Sciences Group
Joined the Advisor in 1998. Senior Analyst since 2001. Managing Director and member of Senior Research Group since 2009.

Michael J. Magiera, CFA®, Senior Analyst/Managing Director of Real Estate Group
Joined the Advisor in 1988. Senior Analyst since 1999. Managing Director and member of Senior Research Group since 1992.

Marc Tommasi, Senior Analyst/Managing Director of Global Strategies Group
Joined the Advisor in 1986. Senior Analyst since 1988. Managing Director and member of Senior Research Group since 1992.

Virge J. Trotter, III, CFA®, Senior Analyst/Managing Director of Services Group
Joined the Advisor in 1997. Senior Analyst since 1997. Managing Director and member of Senior Research Group since 2009.

* The Executive Group, consisting of senior executive employee-owners, performs the duties of the Office of the Chief Executive of the Advisor.

The Statement of Additional Information (SAI) contains additional information about the Series’ management team, including the structure of their compensation, their role in managing other accounts, and their ownership of securities in the Series.

Management Fees

In return for the services it provides to the Series, the Advisor receives an annual management fee of 1.00% of the Series’ average daily net assets, which is computed daily and payable monthly by the Series. The Advisor has contractually agreed to limit each Class’s total direct annual fund operating expenses, exclusive of Distribution and Shareholder Services Fee (as defined below), as shown below. These contractual waivers will remain in effect at least until February 28, 2011 and may be extended.

Series	Contractual Expense Limitation*
Tax Managed Series Class B	1.20%
Tax Managed Series Class Z	1.20%
Tax Managed Series Class D	1.20%
Tax Managed Series Class E	1.20%

* These limitations are exclusive of a Class’ Distribution and Shareholder Services Fee (as defined below).

Due to fee waivers and expense reimbursements, the Advisor received a management fee of 0.76% for the fiscal year ended

October 31, 2009. A discussion regarding the basis for the Board of Directors’ approval of the Series’ investment advisory agreement is available in the Series’ semi-annual report dated April 30, 2009, which covers the period November 1, 2008 through April 30, 2009.

The Advisor may use its own resources to engage in activities that may promote the sale of the Series’ shares, including payments, or other forms of incentives such as discounted fees for products or services of affiliates, to third parties who provide services such as shareholder servicing, marketing support, and distribution assistance to the Series. These fees or other incentives are in addition to any Distribution and Shareholder Services Fee (as defined below) payable under the Distribution and Shareholder Services Plan (as defined below) of the Fund. The level of payments made to financial intermediaries may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of the Series attributable to the financial intermediary, the particular type of Series, or other measures as agreed to in writing by the Advisor, the Distributor and/or their affiliates and the financial intermediaries or any combination thereof. The amount of these payments is determined at the discretion of the Advisor, the Distributor and/or their affiliates from time to time and may be different for different financial intermediaries based on, for example, the nature of the services provided by the financial intermediary. The Advisor may also, from its own resources, defray or absorb costs relating to distribution, including compensation of employees who are involved in distribution. These payments or discounts may be substantial but are paid or discounted by the Advisor or its affiliates, not by the Series or its shareholders. Such payments may provide an incentive for the financial intermediary to make shares of the Series available to its customers and may allow the Series greater access to the financial intermediary’s customers, and may create a conflict of interest by influencing the financial intermediary to recommend the Series over another investment.

The Distributor

The distributor of the Series’ shares is Manning & Napier Investor Services, Inc. Class B, Z D and E shares are offered through the Fund and financial intermediaries. Financial intermediaries include financial planners, investment advisers, broker-dealers or other financial institutions with an agreement with the distributor. The Series offers more than one share class, each of which has its own eligibility criteria, cost structure, and other features. Other share classes are offered in separate prospectuses. You may only purchase that class of shares which your financial intermediary sells or services.

Class B shares are only available through broker-dealers who maintain an omnibus account with the distributor on behalf of investors. Class Z shares are available only through financial intermediaries who establish individual shareholder accounts with the Fund in the name of investors or maintain certain types of omnibus accounts with the distributor. Class E shares are only available through financial intermediaries who provide certain shareholder services to the Fund. Class D shares are not currently available. Your financial intermediary can tell you which class of shares is available through the intermediary.

Your financial intermediary may impose different or additional conditions than the Series on purchases, redemptions and exchanges of shares. These differences may include initial, subsequent and maintenance investment requirements, exchange policies, and trading restrictions. Your financial intermediary may independently establish and charge you transaction fees, account fees and other fees in addition to the fees charged by the Series. These additional fees may vary over time and would increase the cost of your investment and lower investment returns. You should consult your financial intermediary directly for information regarding these conditions and fees. The Series is not responsible for the failure of your financial intermediary to carry out its responsibilities.

The Fund reserves the right to determine which potential investors qualify as eligible investors for Class B, Z, D, and E shares. Shares held by a non-eligible investor are subject to involuntary redemption by the Fund.

Distribution and Shareholder Services Plan

Class B, Z, D and E shares of the Series are subject to an annual distribution and shareholder services fee (a Distribution and Shareholder Services Fee) of up to 1.00%, 0.75%, 0.50%, and 0.25%, respectively, of the Class’s average daily net assets in accordance with a distribution and shareholder services plan (the Distribution and Shareholder Services Plan) adopted by the Fund’s Board of Directors pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Distribution and Shareholder Services Fee is intended to compensate the Distributor for services and expenses primarily intended to result in the sale of Class B, Z, D, and E shares and/or in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services to holders of shares of the Series. Generally, the Distribution and Shareholder Services Fee will not be retained by the Distributor but will instead be reallowed to financial intermediaries who provide these services.

Expenses and services for which the Distributor or another intermediary or agent may be compensated include, without limitation, expenses (including overhead and telephone expenses) of, and compensation to, employees of the Distributor or of intermediaries who engage in distribution or servicing of Class B, Z, D, and E shares, printing of prospectuses and reports for other than existing Class B, Z, D, and E shareholders, advertising, preparing, printing and distributing sales literature and forwarding communications from the Fund to such persons. The Distribution and Shareholder Services Plan is of the type known as a “compensation” plan. This means that the fees are payable to compensate the Distributor or intermediary for services rendered even if the amount paid exceeds the Distributor’s or intermediary’s expenses. Because these fees are paid out of each Series’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

How to Buy, Exchange, and Redeem Shares

How to Buy Shares

Shareholders holding shares through a financial intermediary should contact their intermediary to learn how to place orders to buy shares. Shareholders holding shares directly with the Fund may purchase shares directly from the Fund, as described below.

The initial minimum investment for each Class is $2,000. The Fund reserves the right to change or waive each Class’s investment minimum in its sole discretion. These investment minimums may be waived for certain qualified retirement plans and participants in a systematic investment program. The Fund also reserves the right to reject purchase orders or to stop offering its shares without notice to shareholders. The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund under certain limited circumstances.

Check Acceptance Policy

The Fund reserves the right to reject certain forms of payment for share purchases. The Fund maintains a check acceptance policy for share purchases. Investments that are received in an unacceptable form will be returned. Checks must be made payable to the Manning & Napier Fund, Inc. and must be in U.S. dollars. The Fund will not accept cash, third party checks, starter checks, travelers checks, credit card checks or money orders.

The Fund will not accept a P.O. Box as a primary address. A physical address must be used. A P.O. Box may be used as a mailing address only. Shareholder information is subject to independent identity verification and may be shared, as permitted by law and the Fund’s Privacy Policy, for identifying and reporting suspected money laundering and terrorist activity. Please review your account application for additional information.

By Mail

Opening an account

•	Send a check payable to Manning & Napier Fund, Inc. with the completed original account application.

The address is:

Manning & Napier Fund, Inc.

P.O. Box 9845

Providence, RI 02940-8045

•	To request an account application, call the Fund at 1-800-466-3863.

Adding to an account

•	Send a check payable to Manning & Napier Fund, Inc. and a letter of instruction with the name of the Series to be purchased and the account name and number to the above address.

By Wire

Opening or adding to an account

•	After the Fund has received your completed account application, you may wire funds to open or add shares to your account. Before sending a wire, call 1-800-466-3863 for wire instructions.

By Telephone

Adding to an Account

•

You may use the Telephone Purchase feature to add to an existing account. To use this service, call 1-800-466-3863 to request a debit from your pre-authorized checking account. Your bank must be a member of the Automated Clearing House (ACH) to use this feature. Any purchases made through this feature will be posted to your account at the NAV calculated on the next business day after your call that both the NYSE and banks are open.

Through the Internet

Adding to an Account

•

If you are a registered user of the Fund's website, you may use the Internet to add to an existing account by requesting a debit from your bank account. To use this service, go to www.manningnapieradvisors.com, click on the “login” button in the top right hand corner of the screen, and follow the prompts. Any purchases made through this feature will be posted to your account at the NAV calculated on the next business day after your order that both the NYSE and banks are open.

Automatic Investment Plan

You may participate in the Automatic Investment Plan by completing the applicable section of the account application or by contacting the Fund. Through the plan, you can authorize transfers of a specified amount from your bank account into the Series on a regular basis. The minimum amount of each investment is $25. If you have insufficient funds in your account to complete a transfer, your bank may charge you a fee.

How to Exchange Shares

Subject to the conditions discussed in the “Excessive Trading” section below, shareholders may exchange shares of the Series for a class of shares of any other Series of the Fund currently available for investment if the registration of both accounts is identical and the exchange order and shareholder meet the minimum investment and other requirements for the Series and class into which they are exchanging. Please read the prospectus of the Series into which you wish to exchange prior to requesting the exchange. The Fund may alter, limit or suspend its exchange privilege on 60 days’ notice.

The Fund’s exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Fund. For more information about the Fund’s policy on excessive trading, see “Excessive Trading.”

An exchange involves a redemption of shares surrendered in the exchange, and therefore it may cause the shareholder to realize a gain that may be subject to income tax.

Shareholders holding shares through a financial intermediary should contact their financial intermediary to learn how to place exchange orders. Shareholders holding shares directly with the Fund may place exchange orders directly with the Fund, as described below.

By Mail

•	Send a letter of instruction to Manning & Napier Fund, Inc., at the address on page 8, signed by each registered account owner, exactly as your names appear on the account registration.

•	Provide the name of the current Series, the Series to exchange into, and the dollar amount to be exchanged.

•	Provide both account numbers.

By Telephone

•	Unless you have declined telephone privileges, call the Fund at 1-800-466-3863.

•	Provide the name of the current Series, the Series to exchange into, and the dollar amount to be exchanged.

•	Provide both account numbers.

•	We may ask for identification, and all telephone transactions are recorded.

Through the Internet

•

If you are a registered user of the Fund's website, you may use the Internet to exchange shares between Series. To use this service, go to www.manningnapieradvisors.com, click on the “login” button in the top right hand corner of the screen, and follow the prompts. Any exchanges made through this feature prior to the close of trading on the NYSE on a business day will be posted to your account at the NAV calculated on that day.

How to Redeem Shares

The Fund may postpone payment of redemption proceeds for up to seven days, or suspend redemptions to the extent permitted by law. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 10 days from your date of purchase). Likewise, certain types of account maintenance, such as address changes, result in a thirty calendar day hold on your account during which any redemption requests must include a Medallion Guarantee.

Shareholders holding shares through a financial intermediary should contact their financial intermediary to learn how to place redemption orders. Shareholders holding shares directly with the Fund may place redemption orders directly with the Fund, as described below.

By Mail

•	Send a letter of instruction to Manning & Napier Fund, Inc., at the address on page 8, signed by each registered account owner, exactly as your names appear in the account registration.

•	State the name of the Series and the number of shares or dollar amount to be sold.

•	Provide the account number.

•	Medallion Guarantees may be required.

•	Additional documentation may be required (call the Fund for details).

By Telephone

•	Unless you have declined telephone privileges, call us at 1-800-466-3863.

•	Provide the name of the Series in which you wish to sell shares and the dollar amount to be redeemed.

•	Provide your account number.

•	We may ask for identification, and all telephone calls are recorded.

•	Redemption proceeds from sales requested by telephone will be sent only to the address of record or a bank account that is already on file with us.

•	Amounts over $100,000 may only be sent to a pre-designated bank account.

Through the Internet

•

If you are a registered user of the Fund's website, you may use the Internet to redeem shares from your account. To use this service, go to www.manningnapieradvisors.com, click on the “login” button in the top right hand corner of the screen, and follow the prompts. Proceeds from redemptions requested over the Internet will be sent only to your address of record or a bank account that is already on file with us. Any redemptions made through this feature prior to the close of trading on the NYSE on a business day will be posted to your account at the NAV calculated on that day.

Investment and Account Information

More about Purchases, Exchanges, and Redemptions

All orders to purchase, exchange, or redeem shares must be sent to the transfer agent at the address on page 8 or to an authorized financial intermediary. With the exception of purchase orders via telephone or the Internet, transaction requests received in good order (i.e., with all required information, signatures and documentation) before the close of regular trading on the NYSE on a business day will be executed at that day’s share price. Purchase orders via telephone or Internet will be posted to your account at the NAV calculated on the next business day after your order that both the NYSE and banks are open. The close of regular trading is typically 4:00 p.m. Eastern time, although it may be earlier. The Fund is open for business each day the NYSE is open. All orders must include the required documentation and signatures, and all purchase orders must be accompanied by proper payment.

The Fund has authorized several financial intermediaries to accept purchase and redemption orders on its behalf, and those intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund’s behalf. Orders placed with an authorized financial intermediary will be processed at the share price of the Series next computed after they are received in good order by the financial intermediary or its designee, provided that such orders are transmitted to the Fund’s transfer agent in accordance with the Fund’s procedures and applicable law. Accordingly, for you to receive the current business day’s share price, your order must be received by an authorized financial intermediary in good order before the close of regular trading on the NYSE.

The Series’ distributor imposes no sales charge on purchases and redemptions of shares of the Series. However, your financial intermediary may charge you a transaction fee on purchases and redemptions.

Excessive Trading

The Series is intended for long-term investment purposes only. Do not invest in the Fund if you are a market timer. The Fund’s Board of Directors has adopted policies and procedures designed to detect and deter “market timing” or other types of excessive short-term trading by shareholders. Excessive trading into and out of the Series may present risks to the Series’ long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Series’ investment strategies, triggering the recognition of taxable gains and losses on the sale of the Series’ investments, requiring the Series to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. In addition, the Fund may, in its sole discretion, reject or limit purchase orders (including purchases by exchange) by an investor or group of investors for any reason without prior notice, including when it believes in its sole discretion that the trading activity in the account(s) would be detrimental to the Series. For purposes of applying these policies, the Fund and its service providers may consider the trading history of accounts under common ownership or control.

Shareholders may make up to 2 “round trips” during any 90 day period. A “round trip” is defined as a purchase or exchange into a Series followed by a redemption or exchange out of the same

Series. After the second “round trip”, the Fund may block for a period of 90 days additional purchases and exchange purchases into the Fund from your account or any account with the same tax identification number or broker identification number.

The following types of transactions will be exempted from these procedures:

•	Transactions under certain monetary thresholds that have been determined by the Fund, in its sole discretion, not to be harmful or disruptive to the Series

•	Systematic withdrawals

•	Automatic investments (including investments made by payroll deduction)

•	Mandatory distributions from IRAs and retirement plans

•	IRA transfers and rollovers

•	Roth IRA conversions and recharacterizations

•	Reinvestments of dividends and capital gains

The Fund’s ability to monitor trades that are placed by individual shareholders of omnibus accounts, which are accounts maintained by financial intermediaries on behalf of multiple beneficial shareholders, is limited to the extent that the Fund does not have direct access to the underlying shareholder account information. However, the Fund and/or its service providers monitor aggregate trades placed in omnibus accounts and seek to work with financial intermediaries to discourage shareholders from engaging in market timing and to restrict excessive trading. The Fund and/or its service providers have entered into agreements with such financial intermediaries that require the financial intermediaries to provide the Fund and/or its service providers with certain shareholder transaction information to enable the Fund and/or its service providers to review the trading activity in the omnibus accounts. If excessive trading is identified in an omnibus account, the Fund will work with the financial intermediary to restrict trading by the shareholder and may require the financial intermediary to prohibit the shareholder from future purchases or exchanges into the Series. Transactions placed by shareholders through financial intermediaries in violation of the Fund’s excessive trading policy may be cancelled or the shares purchased may be redeemed by the Fund.

The Fund may also defer to a financial intermediary’s frequent trading policies with respect to those shareholders who invest in the Series through such intermediary. The Fund will defer to an intermediary’s policies only after the Fund determines that the intermediary’s frequent trading policies adequately protect Series shareholders. Transactions by Series shareholders investing through such intermediaries will be subject to the restrictions of the intermediary’s frequent trading policies, which may differ from those of the Fund. Shareholders who invest through financial intermediaries should consult with their intermediaries to determine the frequent trading restrictions that apply to their Series transactions.

The Fund and its service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund’s policies and procedures described in this prospectus and approved by the Fund’s Board of Directors. Despite these efforts, however, the Fund and its service providers may not be able to detect or prevent all instances of short-term trading in the Series, and, as a result, frequent trading could adversely affect the Series and its long-term shareholders as discussed above. For example, certain investors who engage in market timing and other short-term trading activities may employ a variety of techniques to avoid detection. Further, the detection of frequent trading patterns and the blocking of further trading are inherently subjective and therefore involve some selectivity in their application. The Fund and its service providers, however, seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Series’ long-term shareholders.

The Fund may amend these policies and procedures in response to changing regulatory requirements or to enhance their effectiveness.

Telephone and Internet Transactions

When you place a purchase, exchange, or redemption order by telephone or through the Internet, we may record the telephone call, request identifying information, or take other steps designed to prevent fraudulent orders. We are not responsible for any losses that may occur as long as we follow procedures reasonably designed to ensure that an order appears genuine. Interruptions in service may mean that a shareholder will be unable to effect a telephone or internet order when desired. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

Accounts with Low Balances

If your account falls below $1,000 due to the redemption of shares, the Fund may ask you to bring your account up to the minimum requirement. If your account is still below $1,000 after 60 days, the Fund may close your account and send you the redemption proceeds.

In-Kind Purchases and Redemptions

Securities you own may be used to purchase shares of the Series. The Advisor will determine if acquiring the securities is consistent with the Series’ goals and policies. If accepted, the securities will be valued the same way the Series values securities it already owns.

The Fund may make payment for shares redeemed in part by giving you portfolio securities. As a redeeming shareholder, you will pay transaction costs to dispose of these securities.

Medallion Guarantees

A Medallion Guarantee will be required for a written request to sell shares if the proceeds are to be sent to an address other than the address of record or to a bank account that is not already on file with us. A Medallion Guarantee will also be required to change the account registration, for written redemption requests for amounts over $100,000, or for certain other requests.

A Medallion Guarantee is a type of signature guarantee that can be obtained from most brokers, banks, savings institutions or credit unions. A Medallion Guarantee is a formal certification offered by firms participating in the Medallion Stamp Program that guarantees a signature is original and authentic. Please note that we cannot accept notarization by a notary public.

Valuation of Shares

The Series offers its shares at the NAV per share of the Series. The Series calculates its NAV once daily as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) on each day the exchange is open. If the exchange closes early, the Series will accelerate the calculation of its NAV and transaction deadlines to that time.

The Series values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. In calculating its NAV, the Series generally values its investment portfolio at market price. If market prices are not readily available or the Advisor reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the close of the relevant market, the Series will price those securities at fair value as determined in good faith using methods approved by the Board of Directors. The Series’ determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Series assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

Although the Series’ stock holdings consist primarily of U.S. companies that are traded on U.S. exchanges, there may be limited circumstances in which the Series would price these securities at fair value – for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Series calculated its NAV. In determining fair value prices of non-U.S. securities, the Series may consider the performance of securities on their primary exchanges, factors influencing specific foreign markets or issuers, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Series may be significantly affected on days when investors cannot buy or sell shares of the Series. In addition, due to the difference in times between the close of the international markets and the time the Series prices its shares, the value the Series assigns to securities may not be the same as the quoted or published prices of those securities on their primary markets or exchanges.

Communicating with the Manning & Napier Fund

By Phone: You can reach us at 1-800-466-3863 business days from 8:00 a.m. to 6:00 p.m. Eastern time. Telephone calls may be recorded. You can also obtain automated account information, such as share prices and account balances, 24 hours a day, 7 days a week, by calling this number.

By Mail:

Manning & Napier Fund, Inc.

P.O. Box 9845

Providence, RI 02940-8045

By Overnight Mail:

Manning & Napier Fund, Inc.

101 Sabin Street

Pawtucket, RI 02860

Disclosure of the Series’ Portfolio Holdings

The Series discloses its complete portfolio holdings in each Annual and Semi-Annual Report and, following the first and third fiscal quarters, in a quarterly holdings report filed with the Securities and Exchange Commission (SEC) on Form N-Q. Annual and Semi-Annual Reports are distributed to Series shareholders and the most recent Reports are available on the Fund’s website at www.manningnapieradvisors.com. Quarterly holdings reports filed with the SEC are not distributed to Series shareholders, but are available, free of charge, on the EDGAR Database on the SEC’s website, www.sec.gov. In addition, the Series’ month-end and quarter-end complete portfolio holdings are available on the Fund’s website. This information is provided with a lag of at least eight days. Portfolio holdings information will be available on the website at least until it is superseded by a quarterly portfolio holdings report distributed to shareholders (with respect to Annual and Semi-Annual Reports) or filed with the SEC (with respect to a Form N-Q). The Series may also disclose certain commentary and analytical, statistical, performance or similar information relating to the Series or its portfolio holdings if such disclosure is deemed to be for a legitimate business purpose and the information is deemed to be non-material. A description of the Fund’s policy and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the SAI.

Dividends, Distributions, and Taxes

Dividends and Distributions

The Series generally:

•	Pays dividends once a year, in December.

•	Makes capital gains distributions, if any, once a year, typically in December.

The Series may pay additional distributions and dividends at other times if necessary for it to avoid a federal tax.

Capital gain distributions and dividends are reinvested in additional shares of the Class that you hold. Alternatively, except as discussed below, you can instruct the Fund in writing or by telephone to have your capital gains and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent after the record date will not be effective until the next distribution or dividend is made. Regardless of your election, all capital gain distributions and dividends less than $10 will be reinvested. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Taxes

Dividends are paid from income earned on the Series’ portfolio holdings as well as from interest on its cash investments. Distributions of capital gain will be treated as long-term or short-term gain depending on how long the Series held the securities sold, without regard to how long you have owned your shares of the Series.

Transaction	Federal Tax Status
Redemption or exchange of shares	Usually taxable as capital gain or loss; long-term only if shares owned more than one year
Long-term capital gain distributions	Taxable as long-term capital gain
Short-term capital gain distributions	Generally taxable as ordinary income
Dividends	Taxable as ordinary income unless they qualify for treatment as qualified dividend income

For taxable years beginning on or before December 31, 2010, distributions of investment income designated by the Series as derived from qualified dividend income may qualify to be taxed at the lower rate applicable to long-term capital gains. This rate is currently 15% (lower rates apply to individuals in lower tax brackets).

If you are a taxable investor, you may want to avoid buying shares when the Series is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

Generally, any sale or exchange of your shares is a taxable event. For tax purposes, an exchange of your shares for shares of another Series is treated the same as a sale.

After the end of each year, the Fund will provide you with information about the distributions and dividends that you received and any redemptions of shares during the previous year. In calculating your gain or loss on any sale of shares, note that your tax basis in your shares is increased by the amounts of dividends and distributions that you have reinvested in the Series. Dividends and distributions are taxable as described above whether received in cash or reinvested.

If you do not provide the Fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 28% of your distributions, dividends and redemption proceeds.

Because each shareholder’s circumstances are different and special tax rules may apply, you should consult with your tax adviser about your investment in the Series and your receipt of dividends, distributions or redemption proceeds.

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Manning & Napier Fund, Inc.

Tax Managed Series

Class B, Z, D and E Shares

Shareholder Reports and the Statement of Additional Information (SAI)

Annual and semi-annual reports to shareholders provide additional information about the Series’ investments. These reports discuss the market conditions and investment strategies that significantly affected the Series’ performance during its last fiscal year. The SAI provides more detailed information about the Series. It is incorporated by reference into this prospectus, making it legally part of the prospectus.

How to Obtain the Shareholder Reports, SAI, and Additional Information

•

You may obtain shareholder reports and the SAI or other information about the Series without charge, by calling 1-800-466-3863 or sending written requests to Manning & Napier Fund, Inc., P.O. Box 805, Fairport, New York 14450. These documents are also available at www.manningnapieradvisors.com.

•

You may review and copy shareholder reports, the prospectus and SAI at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information about the public reference room may be obtained by calling 1-202-551-8090. You can get copies of these materials for a fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-1520 or by e-mail to publicinfo@sec.gov. You can get the same reports and information free from the EDGAR Database on the SEC’s Internet web site (http://www.sec.gov).

•

The Fund may send only one copy of the Series’ prospectus and annual and semi-annual reports to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you do not want your mailings to be “householded,” please call 1-800-466-3863 or contact your financial intermediary.

If someone makes a statement about the Series that is not in this prospectus, you should not rely upon that information. Neither the Series nor its distributor is offering to sell shares of the Series to any person to whom the Series may not lawfully sell its shares.

Investment Company Act File No. 811-04087

Manning & Napier Fund, Inc.

Statement of Additional Information dated March 1, 2010

This Statement of Additional Information is not a Prospectus, and it should be read in conjunction with the Prospectuses, each dated March 1, 2010, for each of the following series of Manning & Napier Fund, Inc. (the “Fund”): Pro-Blend Moderate Term Series, Pro-Blend Extended Term Series, Pro-Blend Conservative Term Series, Pro-Blend Maximum Term Series, Tax Managed Series, Equity Series, Overseas Series, Target Income Series, Target 2010 Series, Target 2020 Series, Target 2030 Series, Target 2040 Series, Target 2050 Series and Dividend Focus Series (each a “Series”), copies of which may be obtained from Manning & Napier Advisors, Inc., 290 Woodcliff Drive, Fairport, NY 14450. This SAI relates to the Class S, C (formerly, Class B), Z, D, E and I Shares of the Pro-Blend Moderate Term Series, Pro-Blend Extended Term Series, Pro-Blend Conservative Term Series, Pro-Blend Maximum Term Series (collectively, the “Pro-Blend Series”), and the Class A, B, Z, D, and E shares of the Tax Managed Series. It also relates to the Class C, I, K, and R shares of the Target Income Series, Target 2010 Series, Target 2020 Series, Target 2030 Series, Target 2040 Series, and Target 2050 Series (collectively, the “Target Series”).

SERIES & CLASSES	TICKER	SERIES & CLASSES	TICKER	SERIES & CLASSES	TICKER
PRO-BLEND® MODERATE TERM SERIES		TAX MANAGED SERIES		TARGET 2020 SERIES
PRO-BLEND® MODERATE TERM SERIES CLASS C (FORMERLY, B SHARES)	MNMCX	TAX MANAGED SERIES CLASS B		TARGET 2020 SERIES CLASS I	MTNIX
PRO-BLEND® MODERATE TERM SERIES CLASS Z		TAX MANAGED SERIES CLASS Z		TARGET 2020 SERIES CLASS K	MTNKX
PRO-BLEND® MODERATE TERM SERIES CLASS D		TAX MANAGED SERIES CLASS D		TARGET 2020 SERIES CLASS R	MTNRX
PRO-BLEND® MODERATE TERM SERIES CLASS E		TAX MANAGED SERIES CLASS E		TARGET 2020 SERIES CLASS C	MTNCX
PRO-BLEND® MODERATE TERM SERIES CLASS S	EXBAX	TAX MANAGED SERIES CLASS A	EXTAX
PRO-BLEND® MODERATE TERM SERIES CLASS I	MNMIX			TARGET 2030 SERIES
		EQUITY SERIES		TARGET 2030 SERIES CLASS I	MTPIX
PRO-BLEND® EXTENDED TERM SERIES		EQUITY SERIES CLASS A	EXEYX	TARGET 2030 SERIES CLASS K	MTPKX
PRO-BLEND® EXTENDED TERM SERIES CLASS C (FORMERLY, B SHARES)	MNECX			TARGET 2030 SERIES CLASS R	MTPRX
PRO-BLEND® EXTENDED TERM SERIES CLASS Z		OVERSEAS SERIES		TARGET 2030 SERIES CLASS C	MTPCX
PRO-BLEND® EXTENDED TERM SERIES CLASS D		OVERSEAS SERIES CLASS A	EXOSX
PRO-BLEND® EXTENDED TERM SERIES CLASS E				TARGET 2040 SERIES
PRO-BLEND® EXTENDED TERM SERIES CLASS S	MNBAX	DIVIDEND FOCUS SERIES		TARGET 2040 SERIES CLASS I	MTTIX
PRO-BLEND® EXTENDED TERM SERIES CLASS I	MNBIX	DIVIDEND FOCUS SERIES CLASS A	MNDFX	TARGET 2040 SERIES CLASS K	MTTKX
				TARGET 2040 SERIES CLASS R	MTTRX
PRO-BLEND® CONSERVATIVE TERM SERIES		TARGET INCOME SERIES		TARGET 2040 SERIES CLASS C	MTTCX
PRO-BLEND® CONSERVATIVE TERM SERIES CLASS C (FORMERLY, B SHARES)	MNCCX	TARGET INCOME SERIES CLASS I	MTDIX
PRO-BLEND® CONSERVATIVE TERM SERIES CLASS Z		TARGET INCOME SERIES CLASS K	MTDKX	TARGET 2050 SERIES
PRO-BLEND® CONSERVATIVE TERM SERIES CLASS D		TARGET INCOME SERIES CLASS R	MTDRX	TARGET 2050 SERIES CLASS I	MTYIX
PRO-BLEND® CONSERVATIVE TERM SERIES CLASS E		TARGET INCOME SERIES CLASS C	MTDCX	TARGET 2050 SERIES CLASS K	MTYKX
PRO-BLEND® CONSERVATIVE TERM SERIES CLASS S	EXDAX			TARGET 2050 SERIES CLASS R	MTYRX
PRO-BLEND® CONSERVATIVE TERM SERIES CLASS I	MNCIX	TARGET 2010 SERIES		TARGET 2050 SERIES CLASS C	MTYCX
		TARGET 2010 SERIES CLASS K	MTHIX
PRO-BLEND® MAXIMUM TERM SERIES		TARGET 2010 SERIES CLASS K	MTHKX
PRO-BLEND® MAXIMUM TERM SERIES CLASS C (FORMERLY, B SHARES)	MNHCX	TARGET 2010 SERIES CLASS R	MTHRX
PRO-BLEND® MAXIMUM TERM SERIES CLASS Z		TARGET 2010 SERIES CLASS C	MTHCX
PRO-BLEND® MAXIMUM TERM SERIES CLASS D
PRO-BLEND® MAXIMUM TERM SERIES CLASS E
PRO-BLEND® MAXIMUM TERM SERIES CLASS S	EXHAX
PRO-BLEND® MAXIMUM TERM SERIES CLASS I	MNHIX

Each Series’ audited financial statements, including the report of PricewaterhouseCoopers LLP (“PwC”) thereon, from the Series’ annual reports for the fiscal year ended October 31, 2009, are hereby incorporated by reference into this Statement of Additional Information. These Reports may be obtained without charge by calling 1-800-466-3863.

Investment Goals

Each of the Series’ investment goals as well as its principal investment policies and strategies with respect to the composition of their respective portfolios are described in the prospectus. The following sections provide more information about those principal policies and strategies as well as information about other policies and strategies. Each Series’ investment goal is not fundamental and may be changed by the Board of Directors without shareholder approval. If there is a change in a Series’ investment objective, shareholders will be notified thirty (30) days prior to any such change and will be advised to consider whether the Series remains an appropriate investment in light of their then current financial position and needs. Each of the Series, with the exception of the Dividend Focus Series, is a diversified mutual fund.

The investment strategy of the Equity Series is to invest, under normal circumstances, at least 80% of its assets in equity securities. The investment strategy of the Overseas Series is to invest, under normal circumstances, at least 80% of its assets in securities of issuers from outside the United States. The investment strategy of the Dividend Focus Series is to invest, under normal circumstances, at least 80% of its assets in dividend-paying common stocks. These Series will notify their shareholders at least sixty (60) days prior to any change in their respective investment strategies.

Summary of the Target Series’ Investment Strategies

Each Target Series seeks to achieve its investment objectives by investing in a combination of other Manning & Napier mutual funds (referred to as the underlying funds) in order to meet its target asset allocations and investment style. These underlying funds will pursue asset allocation strategies, and will invest in a combination of stocks, bonds, and cash. The Series are designed to provide investors with investment management, asset allocation and ongoing reallocation over time. Because the Series invest in other mutual funds rather than directly in securities, each Series is classified as a “fund of funds.” Each Target Series currently invests in one or more of the Pro-Blend Series as described in its prospectus.

Each Target Series has its own distinct target portfolio allocation and is designed to accommodate different investment goals and risk tolerances. The target asset allocation of the Target Income Series is expected to remain fixed over time, and is designed as the most conservative of the Series. The other Target Series are expected to vary over time, generally becoming more conservative as the target date approaches and for several years following the target date. The portfolios of the Target Series with later target dates are more heavily allocated to stocks, and reflect a more aggressive approach. Target Series with earlier target dates are more heavily allocated to bonds and cash investments, and reflect a more conservative approach. This reflects the need for reduced investment risk as your retirement or other investment goal approaches and the need for greater certainty of income after retiring or reaching your investment goal.

Over time, each Target Series’ allocation to the various asset classes will change according to a predetermined “glide path,” as illustrated in the prospectus. A Target Series reaches its most conservative planned allocation approximately 6 years after its target date. At such time, a Target Series’ allocations should be substantially the same as the allocations of the Target Income Series, and the Target Series’ Board of Directors expects to approve the combination of the Target Series with the Target Income Series. At that time, the Target Series’ shareholders will become shareholders of the Target Income Series. Shareholders will be notified prior to such combination.

Each Series may invest to a limited extent directly in equity and fixed income securities, and cash equivalents, including money market securities.

Investment Policies and Risks

The different types of investments a Series or an underlying fund of a Target Series typically may invest in, the investment techniques each may use, and the risks normally associated with these investments are discussed below. In addition to its investments in one or more underlying funds, each Target Series may invest directly in equity and fixed income securities, and cash equivalents, including money market securities, and engage in certain investment techniques, which are outlined below. For purposes of the descriptions below, references to “a Series” or “each Series” include each of the underlying funds, except as otherwise specifically stated.

Not all securities or techniques discussed below are eligible investments for each Series or underlying fund. A Series or underlying fund will make investments that are intended to help achieve its investment objective.

EQUITY INVESTMENTS

Common Stocks. Each Series may purchase common stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity’s preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

Securities traded on over-the-counter (“OTC”) markets are not listed and traded on an organized exchange such as the New York Stock Exchange. Generally, the volume of trading in an unlisted or OTC common stock is less than the volume of trading in an exchange-listed stock. As a result, the market liquidity of some stocks in which the Series invest may not be as great as that of exchange-listed stocks and, if the Series were to dispose of such stocks, the Series may have to offer the shares at a discount from recent prices, or sell the shares in small lots over an extended period of time.

Depository Receipts. Each Series may purchase Depository Receipts. Depository Receipts represent an ownership interest in securities of foreign companies (an “underlying issuer”) that are deposited with a depository. Depository Receipts are not necessarily denominated in the same currency as the underlying securities. American Depository Receipts (“ADRs”), are dollar-denominated Depository Receipts typically issued by a U.S. financial institution which evidence an ownership interest in a security or pool of securities issued by a foreign issuer. ADRs are listed and traded in the United States. Generally, Depository Receipts in registered form are designed for use in the U.S. securities market and Depository Receipts in bearer form are designed for use in securities markets outside the United States. ADRs are subject to many of the risks associated with investing directly in foreign securities, which are described below.

Depository Receipts may be “sponsored” or “unsponsored.” Sponsored Depository Receipts are established jointly by a depository and the underlying issuer, whereas unsponsored Depository Receipts may be established by a depository without participation by the underlying issuer. Holders of unsponsored Depository Receipts generally bear all the costs associated with establishing unsponsored Depository Receipts. In addition, the issuers of the securities underlying unsponsored Depository Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depository Receipts.

Preferred Stocks. Each Series may invest in preferred stocks. Preferred stocks may pay a dividend at a fixed rate, and may entitle the holder to acquire the issuer’s stock by exchange or purchase for a predetermined rate.

Convertible Securities. Each Series may invest in securities that are convertible at either a stated price or a stated rate into underlying shares of common stock, thus enabling the investor to benefit from increases in the market price of the common stock. Convertible securities are typically preferred stocks or bonds that are exchangeable for a specific number of another form of security (usually the issuer’s common stock) at a specified price or ratio. A convertible security generally entitles the holder to receive interest paid or accrued on bonds or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. A corporation may issue a convertible security that is subject to redemption after a specified date, and usually under certain circumstances. A holder of a convertible security that is called for redemption would be required to tender it for redemption to the issuer, convert it to the underlying common stock or sell it to a third party. The convertible structure allows the holder of the convertible bond to participate in share price movements in the company’s common stock. The actual return on a convertible bond may exceed its stated yield if the company’s common stock appreciates in value and the option to convert to common stocks becomes more valuable.

Convertible securities typically pay a lower interest rate than nonconvertible bonds of the same quality and maturity because of the convertible feature. Convertible securities may be rated below investment grade (“high yield”) or not be rated, and are subject to credit risk.

Prior to conversion, convertible securities have characteristics and risks similar to nonconvertible debt and equity securities. In addition, convertible securities are often concentrated in economic sectors, which, like the stock market in general, may experience unpredictable declines in value, as well as periods of poor performance, which may last for several years. There may be a small trading market for a particular convertible security at any given time, which may adversely impact market price and the fund’s ability to liquidate a particular security or respond to an economic event, including deterioration of an issuer’s creditworthiness.

Convertible preferred stocks are nonvoting equity securities that pay a fixed dividend. These securities have a convertible feature similar to convertible bonds, but do not have a maturity date. Due to their fixed income features, convertible securities provide higher income potential than the issuer’s common stock, but typically are more sensitive to interest rate changes than the underlying common stock. In the event of a company’s liquidation, bondholders have claims on company assets senior to those of shareholders; preferred shareholders have claims senior to those of common shareholders.

Convertible securities typically trade at prices above their conversion value, which is the current market value of the common stock received upon conversion, because of their higher yield potential than the underlying common stock. The difference between the conversion value and the price of a convertible security will vary depending on the value of the underlying common stock and interest rates. When the underlying value of the common stocks declines, the price of the issuer’s convertible securities will tend not to fall as much because the convertible security’s income potential will act as a price support. While the value of a convertible security also tends to rise when the underlying common stock value rises, it will not rise as much because their conversion value is more narrow. The value of convertible securities also is affected by changes in interest rates. For example, when interest rates fall, the value of convertible securities may rise because of their fixed income component.

Warrants. Each Series may purchase warrants. Warrants acquired by a Series entitle it to buy common stock from the issuer at a specified price and time. Warrants may be considered more speculative than certain other types of investments because they (1) do not carry rights to dividends or voting rights with respect to the securities which the warrant entitles the holder to purchase, and (2) do not represent any rights in the assets of the issuer. Warrants purchased by the Series may or may not be listed on a national securities exchange. Except for the Dividend Focus Series, none of the Series may invest more than 5% of the value of its total net assets in warrants. Included within that amount, but not to exceed 2% of the value of the Series’ net assets, may be warrants which are not listed on the New York or American Stock Exchange.

REITs. The Series may invest in shares of real estate investment trusts (“REITs”), which are pooled investment vehicles that invest in real estate or real estate loans or interests. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. These risks may include, but are not limited to, the following: declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; lack of ability to access the credit or capital markets; overbuilding; extended vacancies of properties; defaults by borrowers or tenants, particularly during an economic downturn; increasing competition; increases in property taxes and operating expenses; changes in zoning laws; losses due to costs resulting from the clean-up of environmental problems; liability to third parties for damages resulting from environmental problems; casualty or condemnation losses; limitations on rents; changes in market and sub-market values and the appeal of properties to tenants; and changes in interest rates. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”) or its failure to maintain exemption from registration under the Investment Company Act of 1940 (the “1940 Act”). By investing in REITs indirectly through a fund, shareholders will bear not only the proportionate share of the expenses of the fund, but also, indirectly, similar expenses of underlying REITs. Generally, REITs can be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs.

REITs, especially Mortgage REITs, are subject to interest rate risk. In general, during periods of rising interest rates, REITs may lose some of their appeal for investors who may be able to obtain higher yields from other income-producing investments, such as long term bonds. This may cause the price of REITs to decline, which may affect the price of a Series. Higher interest rates also increase the cost of financing for property purchases and improvements and may make financing more difficult to obtain. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that mortgagors elect to prepay, which can reduce the yield on securities issued by Mortgage REITs. Mortgage REITs may be affected by the ability of borrowers to repay debts to the REIT when due and Equity REITs may be affected by the ability of tenants to pay rent. Ultimately, a REIT’s performance depends on the types of properties it owns and how well the REIT manages its properties.

Investing in REITs involves risks similar to those associated with investing in equity securities of small capitalization companies.

Trust Certificates, Partnership Interests and Equity Participations. Each Series may invest in equity securities that are interests in non-corporate entities. These securities, which include trust certificates, partnership interests and equity participations, have different liability and tax characteristics than equity securities issued by a corporation, and thus may present additional risks to the Series. However, the investment characteristics of these securities are similar to those of traditional corporate equity securities.

FIXED INCOME INVESTMENTS

Corporate Debt Obligations. Each Series may invest in corporate debt obligations issued by financial institutions and corporations. Corporate debt obligations are subject to the risk of an issuer’s inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity.

U.S. Government Securities. Each Series may invest in debt obligations of varying maturities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Direct obligations of the U.S. Treasury, which are backed by the full faith and credit of the U.S. Government, include a variety of Treasury securities that differ only in their interest rates, maturities and dates of issuance. U.S. Government agencies or instrumentalities which issue or guarantee securities include, but are not limited to, the Federal Housing Administration, Federal National Mortgage Association (“Fannie Mae”), Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association (“GNMA”), General Services Administration, Central Bank for Cooperatives, Federal Home Loan Banks (“FHLB”), Federal Home Loan Mortgage Corporation (“FHLMC”), Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, the Tennessee Valley Authority, District of Columbia Armory Board and the Student Loan Marketing Association (“Sallie Mae”). Obligations of U.S. Government agencies and instrumentalities such as Fannie Mae, FHLB, FHLMC and Sallie Mae are not supported by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. Government to purchase the agencies’ obligations; while still others, such as Sallie Mae, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae and Freddie Mac, placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality. Under this agreement, the U.S. Treasury has pledged to provide up to $100 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This is intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. No assurance can be given that this U.S. Treasury initiative will be successful.

A Series will invest in securities of such instrumentalities only when the Fund’s investment advisor, Manning & Napier Advisors, Inc. (the “Advisor”), is satisfied that the credit risk with respect to any instrumentality is consistent with the Series’ goal and strategies.

Mortgage-Backed Securities. Each Series may invest in mortgage-backed securities which represent an interest in a pool of mortgage loans. These securities are issued or guaranteed by U.S. Government agencies or instrumentalities such as GNMA, Fannie Mae, and FHLMC. Obligations of GNMA are backed by the full faith and credit of the United States Government. Obligations of Fannie Mae and FHLMC are not backed by the full faith and credit of the United States Government but are considered to be of high quality since they are considered to be instrumentalities of the United States. The market value and interest yield of these mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments on the underlying loans, these securities have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular mortgage-backed security. The scheduled monthly interest and principal payments relating to mortgages in the pool will be “passed through” to investors. Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer yields higher than those available from other types of U.S. Government securities, mortgage-backed securities may be less effective than other types of securities as a means of “locking in” attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.

Each Series, with the exception of the Dividend Focus Series, may also invest in collateralized mortgage obligations (“CMOs”) and real estate mortgage investment conduits (“REMICs”), which are rated in one of the two top categories by Standard & Poor’s Corporation (“S&P”) or Moody’s Investors Service (“Moody’s”). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuer’s general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence. Investors purchasing such CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates of other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

Mortgage Dollar Rolls. Each Series, with the exception of the Dividend Focus Series, may invest in mortgage dollar rolls. Mortgage dollar rolls are transactions in which a Series sells securities (usually mortgage-backed securities) and simultaneously contracts to repurchase substantially similar, but not identical, securities on a specified future date. A mortgage dollar roll program may be structured to simulate an investment in mortgage-backed securities at a potentially lower cost, or with potential reduced administrative burdens, than directly holding mortgage-backed securities. A mortgage dollar roll can be viewed as a collateralized borrowing in which a Series pledges a mortgage-backed security to a counterparty to obtain cash. The counterparty with which a Series enters into a mortgage dollar roll transaction is not required to return the same securities as those originally sold by the Series, but rather only securities which are “substantially identical.” To be considered substantially identical, the securities returned to the Series generally must be of the same type, coupon, and maturity and meet the “good delivery guidelines” established by the Bond Market Association, which is a private trade association of dealers in debt securities. Notwithstanding a dealer’s compliance with the “good delivery guidelines,” a Series may assume some risk because the characteristics of the mortgage-backed securities delivered to the Series may be less favorable than the mortgage-backed securities the Series delivered to the dealer. If the broker-dealer to whom a Series sells the securities becomes insolvent, the Series’ right to repurchase the securities may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the securities may change adversely over the term of the mortgage dollar roll and that the securities a Series is required to repurchase may be worth less than the securities that the Series originally held. To avoid senior security concerns, a Series will “cover” any mortgage dollar roll as required by the 1940 Act.

Asset-Backed Securities. Each Series, with the exception of the Dividend Focus Series, may invest in asset-backed securities. These securities, issued by trusts and special purpose corporations, are backed by a pool of assets, such as credit card and automobile loan receivables, representing the obligations of a number of different parties.

Asset-backed securities present certain risks. For instance, in the case of credit card receivables, these securities may not have the benefit of any security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors to make payments on underlying assets, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures payment through insurance policies or letters of credit obtained by the issuer or sponsor from third parties. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an instrument in such a security.

The estimated life of an asset-backed security varies with the prepayment experience with respect to the underlying debt instruments. The rate of such prepayments, and hence the life of an asset-backed security, will be primarily a function of current market interest rates, although other economic and demographic factors may be involved. For example, falling interest rates generally result in an increase in the rate of prepayments of mortgage loans while rising interest rates generally decrease the rate of prepayments. Consequently, asset-backed securities are subject to call risk and extension risk (described below).

Below Investment Grade Debt Securities. Each Target Series may invest in corporate debt securities rated below investment grade. Each other Series, with the exception of the Dividend Focus Series, may invest up to 20% of its assets in corporate debt securities rated below investment grade. High risk, high yield securities rated below BBB by S&P or Baa by Moody’s are “below investment grade” and are considered to have speculative characteristics and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness. Market prices of these securities may fluctuate more than higher rated securities and they are difficult to price at times because they are more thinly traded and less liquid securities. Market prices may decline significantly in periods of general economic difficulty which may follow periods of rising interest rates. Securities in the lowest rating category may be in default. For these reasons, it is the Series’ policy not to rely primarily on ratings issued by established credit rating agencies, but to utilize such ratings in conjunction with the Advisor’s own independent and ongoing review of credit quality. In the event a security is downgraded below these ratings after purchase, the Advisor will review and take appropriate action with regard to the security. Each of the Series will also seek to minimize risk by diversifying its holdings.

Yankee Bonds. Each Series, with the exception of the Dividend Focus Series, may invest in U.S. dollar-denominated instruments of foreign issuers who either register with the Securities and Exchange Commission or issue securities under Rule 144A of the 1933 Act (“Yankee bonds”). These consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and banker’s acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government. Yankee bonds, as obligations of foreign issuers, are subject to the same types of risks discussed in “Risk of Foreign Securities” below. The Yankee bonds selected for a Series will adhere to the same quality standards as those utilized for the selection of domestic debt obligations.

As compared with bonds issued in the United States, such bond issues normally carry a higher interest rate but are less actively traded.

Obligations of Supranational Agencies. Currently, each Series may purchase securities issued or guaranteed by supranational agencies including, but not limited to, the following: Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Coal and Steel Community, European Union, and the European Investment Bank. For concentration purposes, supranational entities are considered an industry. Investment in these entities is subject to a Series’ other restrictions on investments in foreign securities, described below.

Zero-Coupon Bonds. Each Series may invest in so-called “zero-coupon” bonds. Zero-coupon bonds are issued at a significant discount from face value and generally pay interest only at maturity rather than at intervals during the life of the security. Each Series is required to accrue and distribute income from zero-coupon bonds on a current basis, even though it does not receive that income currently in cash. Thus, a Series may have to sell investments to obtain cash needed to make income distributions. The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity of the security approaches. Zero-coupon bonds can be sold prior to their maturity date in the secondary market at the then prevailing market value, which depends primarily on the time remaining to maturity, prevailing level of interest rates and the perceived credit quality of the issues. The market prices of zero-coupon securities are subject to greater fluctuations in response to changes in market interest rates than bonds which pay interest currently.

Variable and Floating Rate Instruments. Certain of the obligations that may be purchased by the Series may carry variable or floating rates of interest. These obligations may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index. The interest rate on these securities may be reset daily, weekly, quarterly, or at some other interval, and it may have a floor or ceiling rate. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates.

Short-Term Investments. For temporary defensive purposes during periods when the Advisor determines that market conditions warrant, each Series may depart from its investment goals and invest up to 100% of its assets in all types of money market instruments (including securities guaranteed by the U.S. Government, its agencies or instrumentalities, certificates of deposit, time deposits and bankers’ acceptances issued by banks or savings and loan institutions deemed creditworthy by the Advisor, commercial paper rated A-1 by S&P or Prime-1 by Moody’s, repurchase agreements involving such securities and shares of other investment companies as permitted by applicable law) and may hold a portion of its assets in cash. For a description of the above ratings, see Appendix A.

Risks of Fixed Income Securities. Investments in fixed income securities may subject a Series to risks, including the following:

Interest Rate Risk. When interest rates decline, the market value of fixed income securities tends to increase. Conversely, when interest rates increase, the market value of fixed income securities tends to decline. The volatility of a security’s market value will differ depending upon the security’s maturity and duration, the issuer and the type of instrument.

Default Risk/Credit Risk. Investments in fixed income securities are subject to the risk that the issuer of the security could default on its obligations, causing a Series to sustain losses on such investments. A default could impact both interest and principal payments.

Call Risk and Extension Risk. Fixed income securities may be subject to both call risk and extension risk. Call risk exists when the issuer may exercise its right to pay principal on an obligation earlier than scheduled, which would cause cash flows to be returned earlier than expected. This typically results when interest rates have declined and a Series will suffer from having to reinvest in lower yielding securities. Extension risk exists when the issuer may exercise its right to pay principal on an obligation later than scheduled, which would cause cash flows to be returned later than expected. This typically results when interest rates have increased, and a Series will suffer from the inability to invest in higher yield securities.

HEDGING (DERIVATIVE TRANSACTIONS)

All of a Series’ policies regarding options discussed below are non-fundamental.

In General. Each Series has reserved the right, subject to authorization by the Board of Directors prior to implementation, to engage in certain strategies in an attempt to hedge the Series’ portfolios, that is, to reduce the overall level of risk that normally would be expected to be associated with their investments. Each Series may write covered call options on common stocks; may purchase and sell (on a secured basis) put options; and may engage in closing transactions with respect to put and call options. Each Series also may purchase forward foreign currency exchange contracts to hedge currency exchange rate risk. In addition, each Series is authorized to purchase and sell stock index futures contracts and options on stock index futures contracts. Each Series is also authorized to conduct spot (i.e., cash basis) currency transactions or to use currency futures contracts and options on futures contracts and foreign currencies in order to protect against uncertainty in the future levels of foreign currency exchange rates. These strategies are primarily used for hedging purposes; nevertheless, there are risks associated with these strategies as described below.

Options on Securities. As a means of protecting its assets against market declines, and in an attempt to earn additional income, each Series may write covered call option contracts on its securities and may purchase call options for the purpose of terminating its outstanding obligations with respect to securities upon which covered call option contracts have been written.

When a Series writes a call option on securities which it owns, it gives the purchaser of the option the right to buy the securities at an exercise price specified in the option at any time prior to the expiration of the option. If any option is exercised, a Series will realize the gain or loss from the sale of the underlying security and the proceeds of the sale will be increased by the net premium originally received on the sale of the option. By writing a covered call option, a Series may forego, in exchange for the net premium, the opportunity to profit from an increase in the price of the underlying security above the option’s exercise price. A Series will have kept the risk of loss if the price of the security declines, but will have reduced the effect of that risk to the extent of the premium it received when the option was written.

A Series will write only covered call options which are traded on national securities exchanges. Currently, call options on stocks may be traded on the Chicago Board Options Exchange and the New York, American, Pacific and Philadelphia Stock Exchanges. Call options are issued by the Options Clearing Corporation (“OCC”), which also serves as the clearinghouse for transactions with respect to standardized or listed options. The price of a call option is paid to the writer without refund on expiration or exercise, and no portion of the price is retained by OCC or the exchanges listed above. Writers and purchasers of options pay the transaction costs, which may include commissions charged or incurred in connection with such option transactions.

A call option is considered to be covered if the option writer owns the security underlying the call or has an absolute and immediate right to acquire that security without payment of additional cash consideration (or for additional cash consideration held in a separate account) upon conversion or exchange of other securities. A call option is also considered to be covered if the writer holds on a unit-for-unit basis a call on the same security as the call written, has the same expiration date and the exercise price of the call purchased is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained in cash or other liquid securities in a separate account, and marked-to-market daily. A Series will not sell (uncover) the securities against which options have been written until after the option period has expired, the option has been exercised or a closing purchase has been executed.

Options written by a Series will have exercise prices which may be below (“in-the-money”), equal to (“at-the-money”) or above (“out-of-the-money”) the market price of the underlying security at the time the options are written. However, a Series generally will not write so-called “deep-in-the-money” options.

The market value of a call option generally reflects the market price of the underlying security. Other principal factors affecting market value include supply and demand, dividend yield and interest rates, the price volatility of the underlying security and the time remaining until the expiration date.

If a call option written by a Series expires unexercised, the Series will realize a gain in the amount of the premium on the option, less all commissions paid. Such a gain, however, may be offset by a decline in the value of the underlying security during the option period. If a call option written by a Series is exercised, the Series will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security and the proceeds of the sale of the security (exercise price minus commission) plus the amount of the premium on the option, less all commissions paid.

Call options may also be purchased by a Series, but only to terminate (entirely or in part) a Series’ obligation as a writer of a call option. This is accomplished by making a closing purchase transaction, that is, the purchase of a call option on the same security with the same exercise price and expiration date as specified in the call option which had been written previously. A closing purchase transaction with respect to calls traded on a national securities exchange has the effect of extinguishing the obligation of the writer of a call option. A Series may enter into a closing purchase transaction, for example, to realize a profit on an option it had previously written, to enable it to sell the security which underlies the option, to free itself to sell another option or to prevent its portfolio securities from being purchased pursuant to the exercise of a call. A Series may also permit the call option to be exercised. A closing transaction cannot be effected with respect to an optioned security once a Series has received a notice that the option is to be exercised.

The cost to a Series of such a closing transaction may be greater than the net premium received by a Series upon writing the original call option. A profit or loss from a closing purchase transaction will be realized depending on whether the amount paid to purchase a call to close a position is less or more than the amount received from writing the call. Any profit realized by a Series from the execution of a closing transaction may be partly or completely offset by a reduction in the market price of the underlying security.

A Series may also write secured put options and enter into closing purchase transactions with respect to such options. A Series may write secured put options on national securities exchanges to obtain, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. A put option gives the purchaser of the option the right to sell, and the writer has the obligation to buy, the underlying security at the stated exercise price during the option period. The secured put writer retains the risk of loss should the market value of the underlying security decline below the exercise price of the option. During the option period, the writer of a put option may be required at any time to make payment of the exercise price against delivery of the underlying security. The operation of put options in other respects is substantially identical to that of call options. The Fund will earmark or segregate cash or liquid assets equal to the amount of the Series’ assets that could be required to consummate the put options. If the value of such assets declines, additional cash or assets will be placed in the account daily so that the value of the account will equal the amount of such commitments by the Series.

A Series may write secured put options when the Advisor wishes to purchase the underlying security for a Series’ portfolio at a price lower than the current market price of the security. In such event a Series would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay. The potential gain on a secured put option is limited to the income earned on the amount held in liquid assets plus the premium received on the option (less the commissions paid on the transaction) while the potential loss equals the difference between the exercise price of the option and the current market price of the underlying securities when the put is exercised, offset by the premium received (less the commissions paid on the transaction) and income earned on the amount held in liquid assets.

A Series may purchase put options on national securities exchanges in an attempt to hedge against fluctuations in the value of its portfolio securities and to protect against declines in the value of individual securities. Purchasing a put option allows the purchaser to sell the particular security covered by the option at a certain price (the “exercise price”) at any time up to a specified future date (the “expiration date”).

Purchase of a put option creates a “hedge” against a decline in the value of the underlying security by creating the right to sell the security at a specified price. Purchase of a put option requires payment of a premium to the seller of that option. Payment of this premium necessarily reduces the return available on the individual security should that security continue to appreciate in value. In return for the premium paid, a Series protects itself against substantial losses should the security suffer a sharp decline in value. In contrast to covered call option writing, where the writer obtains greater current income at the risk of foregoing potential future gains, the purchaser of a put option is in effect foregoing current income in return for reducing the risk of potential future losses.

A Series may purchase put options as a means of “locking in” profits on securities held in the portfolio. Should a security increase in value from the time it is initially purchased, a Series may seek to lock in a certain profit level by purchasing a put option. Should the security thereafter continue to appreciate in value the put option will expire unexercised and the total return on the security, if it continues to be held by a Series, will be reduced by the amount of premium paid for the put option. At the same time, a Series will continue to own the security, and should the security decline in value below the exercise price of the put option, a Series may elect to exercise the option and “put” or sell the security to the party that sold the put option to that Series at the exercise price. In this case, a Series would have a higher return on the security than would have been possible if a put option had not been purchased.

Risk Factors and Certain Other Factors Relating to Options. Positions in options on securities may be closed only by a closing transaction, which may be made only on an exchange which provides a liquid secondary market for such options. Although a Series will write options only when the Advisor believes a liquid secondary market will exist on an exchange for options of the same security, there can be no assurance that a liquid secondary market will exist for any particular security option. If no liquid secondary market exists respecting an option position held, a Series may not be able to close an option position, which will prevent that Series from selling any security position underlying an option until the option expires and may have an adverse effect on its ability effectively to hedge its security positions. A secured put option writer who is unable to effect a closing purchase transaction would continue to bear the risk of decline in the market price of the underlying security until the option expires or is exercised. In addition, a Series would be unable to use the cash or liquid assets held as security for the put option for other investment purposes until the exercise or expiration of the option.

Possible reasons for the absence of a liquid secondary market on an exchange include the following: (i) insufficient trading; (ii) restrictions that may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions that may be imposed with respect to particular classes or series of contracts, or underlying securities; (iv) unusual or unforeseen circumstances that may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not be adequate to handle unusual trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts (or particular classes or series of contracts), in which event the secondary market on that exchange would cease to exist, although outstanding contracts on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with timely execution of customers’ orders.

Each of the exchanges on which options on securities are traded has established limitations on the number of options which may be written by any one investor or group of investors. These limitations apply regardless of whether the options are written in different accounts or through different brokers. It is possible that a Series and certain other accounts managed by the Advisor may constitute such a group. If so, the options positions of the Series may be aggregated with those of other clients of the Advisor.

If a Series writes an over-the-counter (“OTC”) option, it will enter into an arrangement with a primary U.S. government securities dealer, which would establish a formula price at which the Series would have the absolute right to repurchase that OTC option. This formula price would generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the marked price of the underlying security (“in-the-money”). For an OTC option a Series writes, it will treat as illiquid (for purposes of the 15% net asset limitation on illiquid securities) an amount of assets used to cover written OTC options, equal to the formula price for the repurchase of the OTC option less the amount by which the OTC option is “in-the-money”. In accordance with the SEC’s current position, a Series will generally also treat as illiquid any OTC option held by it. The Dividend Focus Series does not intend to purchase OTC options.

Although the OCC has stated that it believes (based on forecasts provided by the exchanges on which options are traded), that its facilities are adequate to handle the volume of reasonably anticipated options transactions, and although each exchange has advised the OCC that it believes that its facilities will also be adequate to handle reasonably anticipated volume, there can be no assurance that higher than anticipated trading activity or order flow or other unforeseen events might not at times render certain of these facilities inadequate and thereby result in the institution of special trading procedures or restrictions.

A Series will pay brokerage and other transaction costs to write and purchase options on securities, including any closing transactions, which the Series may execute. Therefore, frequent writing and/or purchasing of options may increase the transaction costs borne by a Series.

Stock Index Futures Contracts and Options on Stock Index Futures Contracts. Each Series may enter into stock index futures contracts to provide: (i) a hedge for a portion of the Series’ portfolio; (ii) a cash management tool; (iii) an efficient way to implement either an increase or decrease in portfolio market exposure in response to changing market conditions. The Series may also use stock index futures as a substitute for comparable market position in the underlying securities. Although techniques other than the sale and purchase of stock index futures contracts could be used to adjust the exposure or hedge a Series’ portfolio, a Series may be able to do so more efficiently and at a lower cost through the use of stock index futures contracts.

A stock index futures contract is a contract to buy or sell units of a stock index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of a stock index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of a stock index is commonly referred to as selling a contract or holding a short position. A stock index future obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. The Series intend to purchase and sell futures contracts on the stock index for which they can obtain the best price with consideration also given to liquidity.

The Series will not enter into a stock index futures contract or option thereon if, as a result thereof, the sum of the amount of initial margin deposits on any such futures (plus deposits on any other futures contracts and premiums paid in connection with any options or futures contracts) that do not constitute “bona fide hedging” under Commodity Futures Trading Commission (“CFTC”) rules would exceed 5% of the liquidation value of the Series’ total assets after taking into account unrealized profits and losses on such contracts. In addition, the value of all futures contracts sold will not exceed the total market value of the Series’ portfolio. A Series will comply with guidelines established by the Securities and Exchange Commission (“SEC”) with respect to the covering of obligations under futures contracts and will earmark or segregate cash or liquid assets in the amount prescribed.

Unlike the purchase or sale of an equity security, no price is paid or received by a Series upon the purchase or sale of a stock index futures contract. Upon entering into a futures contract, a Series would be required to deposit into a separate account in the name of the futures broker an amount of cash or liquid securities known as “initial margin.” This amount is required by the rules of the exchanges and is subject to change. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures margin does not involve the borrowing of funds by the Series to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the Series upon termination of the futures contract, assuming all contractual obligations have been satisfied.

Subsequent payments, called “variation margin”, to and from the futures broker, are made on a daily basis as the price of the underlying stock index fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market”. For example, when the Series has purchased a stock index futures contract and the price of the underlying stock index has risen, that futures position will have increased in value and a Series will receive from the broker a variation margin payment equal to that increase in value. Conversely, when a Series has purchased a stock index futures contract and the price of the stock index has declined, the position would be less valuable and the Series would be required to make a variation payment to the broker.

The loss from investing in futures transactions is potentially unlimited. To limit such risk, a Series will not enter into stock index futures contracts for speculation and will only enter into futures contracts which are traded on established futures markets. A Series may purchase or sell stock index futures contracts with respect to any stock index, but the Advisor anticipates that it will sell stock index futures contracts with respect to indices whose movements will, in its judgment, have a significant correlation with movements in the prices of the Series’ portfolio securities.

Closing out an open stock index futures contract sale or purchase is effected by entering into an offsetting stock index futures contract purchase or sale, respectively, for the same aggregate amount of identical underlying with the same delivery date. If the offsetting purchase price is less than the original sale price, the Series realizes a gain; if it is more, the Series realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Series realizes a gain; if it is less, the Series realizes a loss. If the Series is not able to enter into offsetting transactions, the Series will continue to be required to maintain the margin deposits on the stock index futures contract.

A Series may elect to close out some or all of their futures positions at any time prior to expiration. The purpose of making such a move would be either to reduce equity exposure represented by long futures positions or increase equity exposure represented by short futures positions. A Series may close its positions by taking opposite positions which would operate to terminate a Series’ position in the stock index futures contracts. Final determinations of variation margin would then be made, additional cash would be required to be paid or released to the Series, and a Series would realize a loss or a gain.

Stock index futures contracts may be closed out only on the exchange or board of trade where the contracts were initially traded. Although a Series intends to purchase or sell stock index futures contracts only on exchanges or boards of trade where there appears to be an active market, there is no assurance that a liquid market on an exchange or board of trade will exist at any particular time. Accordingly, it might not be possible to close a stock index futures contract, and in the event of adverse price movements, the Series would continue to be required to make daily cash payments of variation margin. However, in the event stock index futures contracts have been used to hedge portfolio securities, the Series would continue to hold securities subject to the hedge until the stock index futures contracts could be terminated. In such circumstances, an increase in the price of the securities, if any, might partially or completely offset losses on the stock index futures contract. However, as described below, there is no guarantee that the price of the securities will, in fact, correlate with price movements in the futures contract and thus provide an offset to losses on a stock index futures contract.

There are several risks in connection with the use by a Series of stock index futures contracts as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and movements in the prices of securities which are the subject of the hedge. The Advisor will attempt to reduce this risk by entering into stock index futures contracts on indices whose movements, in its judgment, will have a significant correlation with movements in the prices of the Series’ portfolio securities sought to be hedged.

Successful use of stock index futures contracts by a Series for hedging purposes also depends on the Advisor’s ability to correctly predict movements in the direction of the market. It is possible that, when a Series has sold futures to hedge its portfolio against a decline in the market, the index or indices on which the futures are written might advance and the value of securities held in a Series’ portfolio might decline. If this were to occur, a Series would lose money on the futures and also would experience a decline in value in its portfolio securities. However, while this might occur to a certain degree, the Advisor believes that over time the value of the Series’ portfolio will tend to move in the same direction as the securities underlying the futures, which are intended to correlate to the price movements of the portfolio securities sought to be hedged. It is also possible that if the Series were to hedge against the possibility of a decline in the market (adversely affecting stocks held in their portfolios) and stock prices instead increased, the Series would lose part or all of the benefit of increased value of those stocks that they had hedged, because they would have offsetting losses in their futures positions. In addition, in such situations, if a Series had insufficient cash, they might have to sell securities to meet their daily variation margin requirements. Such sales of securities might be, but would not necessarily be, at increased prices (which would reflect the rising market). Moreover, a Series might have to sell securities at a time when it would be disadvantageous to do so.

In addition to the possibility that there might be an imperfect correlation, or no correlation at all, between price movements in the stock index futures contracts and the portion of the portfolio to be hedged, the price movements in the futures contracts might not correlate perfectly with price movements in the underlying stock index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors might close stock index futures contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Second, the margin requirements in the futures market are less onerous than margin requirements in the securities markets. Due to the possibility of price distortion in the futures market and also because of the imperfect correlation between price movements in the stock index and movements in the prices of stock index futures contracts, even a correct forecast of general market trends by the Advisor might not result in a successful hedging transaction over a very short time period.

Options on futures give the purchaser the right, in return for a premium paid, to assume a position in a futures contract (a long position if a call option and a short position if a put option), rather than to purchase or sell the stock index futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account which represents the amount by which the market price of the stock index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Alternatively, settlement may be made totally in cash.

A Series may seek to close out an option position on an index by writing or buying an offsetting option covering the same index or contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop. See “Risk Factors and Certain Other Factors Relating to Options” above for possible reasons for the absence of a liquid secondary market on an exchange.

Futures on Securities. A futures contract on a security is a binding contractual commitment which, if held to maturity, will result in an obligation to make or accept delivery, during a particular month, of securities having a standardized face value and rate of return. Futures contracts by law are not permitted on municipal securities but are traded on government securities, broad-based indexes of securities, and certain corporate equity securities (single stock futures). By purchasing futures on securities, the Fund will legally obligate itself to accept delivery of the underlying security and pay the agreed price; by selling futures on securities, it will legally obligate itself to make delivery of the security against payment of the agreed price. Open futures positions on securities are valued at the most recent settlement price, unless such price does not reflect the fair value of the contract, in which case the positions will be valued by or under the direction of the Board of Directors.

Positions taken in the futures markets are not normally held to maturity, but are instead liquidated through offsetting transactions which may result in a profit or a loss. While a Series’ futures contracts on securities will usually be liquidated in this manner, it may instead make or take delivery of the underlying securities whenever it appears economically advantageous for the Series to do so. However, the loss from investing in futures transactions is potentially unlimited. A clearing corporation associated with the exchange on which futures on securities or currency are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Foreign Currency Transactions. In order to protect against a possible loss on investments resulting from a decline in a particular foreign currency against the U.S. dollar or another foreign currency, each Series is authorized to enter into forward foreign currency exchange contracts. In addition, each Series is authorized to conduct spot (i.e., cash basis) currency transactions or to use currency futures contracts, options on such futures contracts, and options on foreign currencies in order to protect against uncertainty in the future levels of currency exchange rates.

Forward Foreign Currency Exchange Contracts. Forward foreign currency exchange contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow a Series to establish a rate of exchange for a future point in time. A Series may enter into forward foreign currency exchange contracts when deemed advisable by the Advisor under only two circumstances.

First, when entering into a contract for the purchase or sale of a security in a foreign currency, a Series may enter into a forward foreign currency exchange contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency. This hedging technique is known as “transaction hedging”.

Second, when the Advisor anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, a Series may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. This hedging technique is known as “position hedging”. With respect to any such forward foreign currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward contracts may offer protection from losses resulting from declines in the value of a particular foreign currency, they also limit potential gains which might result from increases in the value of such currency. A Series will also incur costs in connection with forward foreign currency exchange contracts and conversions of foreign currencies and U.S. dollars.

Each Series will earmark or segregate cash or liquid securities equal to the amount of that Series’ assets that would be required to consummate forward contracts entered into under the second circumstance, as set forth above. For the purpose of determining the adequacy of the securities, the securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or securities will be earmarked or segregated daily so that the value will equal the amount of such commitments by such Series.

Currency Futures Contracts and Options on Futures Contracts. Each Series is authorized to purchase and sell currency futures contracts and options thereon. Currency futures contracts involve entering into contracts for the purchase or sale for future delivery of foreign currencies. A “sale” of a currency futures contract (i.e., short) means the acquisition of a contractual obligation to deliver the foreign currencies called for by the contract at a specified price on a specified date. A “purchase” of a futures contract (i.e., long) means the acquisition of a contractual obligation to acquire the foreign currencies called for by the contract at a specified price on a specified date. These investment techniques will be used only to hedge against anticipated future changes in exchange rates which otherwise might either adversely affect the value of portfolio securities held by the Series or adversely affect the prices of securities which the Series intend to purchase at a later date. The loss from investing in futures transactions is potentially unlimited. To minimize this risk, such instruments will be used only in connection with permitted transaction or position hedging and not for speculative purposes. A Series will not enter into a currency futures contract or option thereon, if as a result thereof, the sum of the amount of initial margin deposits on any such futures (plus deposits on any other futures contracts and premiums paid in connection with any options or futures contracts) that do not constitute “bona fide hedging” under CFTC rules will exceed 5% of the liquidation value of the Series’ total assets after taking into account unrealized profits and losses on such contracts. In addition, the value of all futures contracts sold will not exceed the total market value of the Series’ portfolio. A Series will comply with guidelines established by the SEC with respect to covering of obligations under futures contracts and will earmark or segregate cash and/or liquid securities in a separate account in the amount prescribed.

Although a Series intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. In addition, due to the risk of an imperfect correlation between securities in the Series’ portfolio that are the subject of a hedging transaction and the futures contract used as a hedging device, it is possible that the hedge will not be fully effective. For example, losses on the portfolio securities may be in excess of gains on the futures contract or losses on the futures contract may be in excess of the gains on the portfolio securities that were the subject of such hedge.

Brokerage fees are incurred when a futures contract is bought or sold and margin deposits must be maintained for such contract. Although futures contracts typically require actual delivery of and payment for financial instruments or currencies, the contracts are usually closed out before the delivery date. Closing out an open futures contract sale or purchase is effected by entering into an offsetting futures contract purchase or sale, respectively, for the same aggregate amount of the identical type of financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, a Series realizes a gain; if it is more, a Series realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, a Series realizes a gain; if it is less, a Series realizes a loss. Transaction costs must also be included in these calculations. There can be no assurance, however, that a Series will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If a Series is not able to enter into an offsetting transaction, a Series will continue to be required to maintain the margin deposits on the contract. The ability to establish and close out positions on such options is dependent on the existence of a liquid secondary market. It is not certain that a liquid market will exist for any particular futures contracts. See “Risk Factors and Certain Other Factors Relating to Options” above for possible reasons for the absence of a liquid secondary market on an exchange.

An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if a call option and a short position if a put option) at a specified price at any time during the option exercise period. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if a call option and a long position if a put option). Upon exercise of the option, the assumption of offsetting futures positions by the writer and holder of the option will be accompanied by delivery of the accumulated cash balance in the writer’s futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.

Call options sold by the Series with respect to futures contracts will be covered by, among other things, entering into a long position in the same contract at a price no higher than the strike price of the call option, or by ownership of the instruments underlying the futures contract, or by earmarking or segregating cash or liquid securities in an amount sufficient to fulfill the obligations undertaken by the futures contract. A put option sold by the Series is covered when, among other things, cash or liquid assets are earmarked or placed in a segregated account to fulfill the obligations undertaken.

Foreign Currency Options. Each Series is authorized to purchase and write put and call options on foreign currencies. A call option is a contract whereby the purchaser, in return for a premium, has the right, but not the obligation, to buy the currency underlying the option at a specified price during the exercise period. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option during the exercise period, to deliver the underlying currency against payment of the exercise price. A put option is a similar contract that gives its purchaser, in return for a premium, the right to sell the underlying currency at a specified price during the term of the option. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option during the option period, to buy the underlying currency at the exercise price. A Series will use currency options only to hedge against the risk of fluctuations of foreign exchange rates related to securities held in its portfolio or which it intends to purchase, and to earn a higher return by receiving a premium for writing options. Options on foreign currencies are affected by all the factors that influence foreign exchange rates and investments generally.

Risks Associated with Hedging Strategies. There are risks associated with the hedging strategies described above, including the following: (1) the success of a hedging strategy may depend on the ability of the Advisor to accurately predict movements in the prices of individual securities, fluctuations in domestic and foreign markets and currency exchange rates, and movements in interest rates; (2) there may be an imperfect correlation between the changes in market value of the securities held by the Series and the prices of currency contracts, options, futures and options on futures; (3) there may not be a liquid secondary market for a currency contract, option, futures contract or futures option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations, particularly requirements for qualification as a “regulated investment company” under the Code, may restrict trading in forward currency contracts, options, futures contracts and futures options.

Even a small investment in derivative contracts can have a big impact on stock market, currency and interest rate exposure. Derivatives can also make a Series less liquid and harder to value, especially in declining markets.

OTHER INVESTMENT POLICIES

Foreign Securities.

Except as noted, all of a Series’ policies regarding foreign securities discussed below are non-fundamental.

Pro-Blend Conservative Term Series, Pro-Blend Moderate Term Series, Pro-Blend Extended Term Series, Pro-Blend Maximum Term Series and Tax Managed Series: The Series may not purchase foreign securities if as a result of the purchase of such securities more than 50% of a Series’ assets would be invested in foreign securities, provided that this restriction shall not apply to foreign securities that are listed on a domestic securities exchange or represented by ADRs that are traded either on a domestic securities exchange or in the United States on the over-the-counter market.

Overseas Series: The Overseas Series will, under normal circumstances, invest at least 80% of its assets, and expects to be fully invested, in securities of issuers from countries outside the United States. In addition, it may also invest in corporate debt securities of foreign issuers and in obligations issued by foreign governments or their respective agencies or instrumentalities. The Series may invest without limit in equity securities of foreign issuers that are listed on a domestic securities exchange or are represented by ADRS that are listed on a domestic securities exchange or are traded in the United States on the over-the-counter market. Foreign debt securities may be denominated either in U.S. dollars or foreign currencies. The Series will invest no more than 25% of its assets in securities issued by any one foreign government.

Equity Series: The Series may not purchase foreign securities, provided that the Advisor shall have the ability to retain a security that after purchase changes its domicile to one outside the United States.

The restrictions set forth in this paragraph are fundamental policies that cannot be changed without the approval of a majority of the outstanding voting securities of the Series, as defined in the 1940 Act. The Series’ investments in foreign securities will be of the same types and quality as the domestic securities in which the Series may invest. The Series may invest in foreign securities when the anticipated performance of foreign securities is believed by the Advisor to offer more potential than domestic alternatives in keeping with the investment goals of the Series. The Pro-Blend Conservative Term Series, Pro-Blend Moderate Term Series, Pro-Blend Extended Term Series, Pro-Blend Maximum Term Series, and Tax Managed Series will each invest no more than 25% of its assets in securities issued by any one foreign government. Foreign debt securities may be denominated either in U.S. dollars or foreign currencies.

Target Series: Each Series may invest its assets in foreign securities which are not publicly traded in the United States. The Series’ investments in foreign securities will be of the same types and quality as the domestic securities in which the Series may invest. The Series may invest in foreign securities when the anticipated performance of foreign securities is believed by the Advisor to offer more potential than domestic alternatives in keeping with the investment goals of the Series. Each Series may invest without limit in equity securities of foreign issuers that are listed on a domestic securities exchange or are represented by American Depository Receipts that are listed on a domestic securities exchange or are traded in the United States on the over-the-counter market. Foreign debt securities may be denominated either in U.S. dollars or foreign currencies.

Dividend Focus Series: The Series may not purchase foreign securities if as a result of the purchase of such securities more than 10% of the Series’ assets would be invested in foreign securities, provided that this restriction shall not apply to foreign securities that are listed on a domestic securities exchange or represented by ADRs that are traded either on a domestic securities exchange or in the United States on the over-the-counter market.

Risks of Foreign Securities. There are risks in investing in foreign securities not typically involved in domestic investing. An investment in foreign securities may be affected by changes in currency rates and in exchange control regulations. Foreign companies are frequently not subject to the accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers. There is frequently less government regulation of foreign issuers than in the United States. In addition, investments in foreign countries are subject to the possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments. There may also be imposition of withholding taxes. Foreign financial markets may have less volume and longer settlement periods than U.S. markets which may cause liquidity problems for a Series. In addition, costs associated with transactions on foreign markets are generally higher than for transactions in the U.S. These risks generally are greater for investments in securities of companies in emerging markets, which are usually in the initial stages of their industrialization cycle.

Obligations of foreign governmental entities are subject to various types of governmental support and may or may not be supported by the full faith and credit of a foreign government. A Series’ investments in emerging markets can be considered speculative, and therefore may offer greater potential for gains and losses than investments in developed markets of the world. Investing in emerging market countries may entail purchasing securities issued by or on behalf of entities that are insolvent, bankrupt, in default or otherwise engaged in an attempt to reorganize or reschedule their obligations, and in entities that have little or no proven credit rating or credit history. With respect to any emerging country, there may be a greater potential for nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or investments in such countries. Foreign ownership limitations also may be imposed by the charters of individual companies in emerging market countries to prevent, among other concerns, violation of foreign investment limitations. The economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange or currency controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also may have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

Currency Risks. The U.S. dollar value of securities denominated in a foreign currency will vary with changes in currency exchange rates, which can be volatile. Accordingly, changes in the value of the currency in which a Series’ investments are denominated relative to the U.S. dollar will affect the Series’ net asset value. Exchange rates are generally affected by the forces of supply and demand in the international currency markets, the relative merits of investing in different countries and the intervention or failure to intervene of U.S. or foreign governments and central banks. However, currency exchange rates may fluctuate based on factors intrinsic to a country’s economy. Some emerging market countries also may have managed currencies, which are not free floating against the U.S. dollar. In addition, emerging markets are subject to the risk of restrictions upon the free conversion of their currencies into other currencies. Any devaluations relative to the U.S. dollar in the currencies in which a Series’ securities are quoted would reduce the Series’ net asset value per share.

Repurchase Agreements. Each Series may enter into repurchase agreements with respect to portfolio securities. Under the terms of a repurchase agreement, the Series purchases securities (“collateral”) from various financial institutions such as a bank or broker-dealer (a “seller”) which the Advisor deems to be creditworthy, subject to the seller’s agreement to repurchase them at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Series plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio securities).

The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at not less than 100% of the repurchase price, and securities subject to repurchase agreements are held by the Series’ custodian either directly or through a securities depository. Default by the seller would, however, expose the Series to possible loss because of adverse market action or delay in connection with the disposition of the underlying securities.

Investment Companies. Investment company securities are securities of other open-end or closed-end investment companies or unit investment trusts. Each Series other than the Target Series may invest in securities issued by other investment companies only to the extent permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended from time to time.

The 1940 Act generally prohibits an investment company from acquiring more than 3% of the outstanding voting shares of an investment company and limits such investments to no more than 5% of a Series’ total assets in any one investment company and no more than 10% in any combination of investment companies. These limitations do not apply to a Series’ investments in money market funds. A Series may invest in investment companies managed by the Advisor or its affiliates to the extent permitted under the 1940 Act or as otherwise authorized by rule, regulation or order of the SEC.

The Target Series may invest in securities of open-end investment companies, including exchange-traded funds (“ETFs”) organized as open-end investment companies, closed-end investment companies or unit investment trusts, including ETFs organized as unit investment trusts. As stated above, each of the Target Series seeks to achieve its investment objectives by investing in a combination of other Manning & Napier mutual funds, currently one or more of the Pro-Blend Series, in order to meet its target asset allocations and investment style. The Target Series will invest in the underlying funds in excess of the limits set forth above in reliance on an exemption provided under the 1940 Act with respect to investments made in other investment companies that are part of the same group of investment companies as the Series. Each of the underlying funds will not invest in investment companies in excess of the limits set forth above except to the extent permitted by any rule, regulation or order of the SEC. A Series may invest in investment companies managed by the Advisor or its affiliates to the extent permitted under the 1940 Act or as otherwise authorized by rule, regulation or order of the SEC. Each of the Pro-Blend Series is prohibited from acquiring securities of other investment companies in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G).

To the extent a Series invests a portion of its assets in investment companies, those assets will be subject to the risks of the purchased investment company’s portfolio securities. The Series also will bear its proportionate share of the expenses of the purchased investment company in addition to its own expenses. With the exception of the Series’ investments in money market funds and the Target Series’ investments in underlying funds,, the Series do not intend to invest in other investment companies, unless, in the judgment of the Advisor, the potential benefits of such investments exceed the associated costs (which includes any investment advisory fees charged by the investment companies) relative to the benefits and costs associated with direct investments in the underlying securities. Because of restrictions on direct investment by U.S. entities in certain countries, investment in other investment companies may be the most practical or the only manner in which an international and global fund can invest in the securities markets of those countries.

Investments in closed-end investment companies may involve the payment of substantial premiums above the net asset value of such issuer’s portfolio securities and are subject to limitations under the 1940 Act. A Series also may incur tax liability to the extent it invests in the stock of a foreign issuer that constitutes a “passive foreign investment company.”

ETFs are investment companies that are registered under the 1940 Act as open-end funds or unit investment trusts (“UITs”). ETFs are actively traded on national securities exchanges and are generally based on specific domestic and foreign market indices. An “index-based ETF” seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. Because ETFs are based on an underlying basket of stocks or an index, they are subject to the same market fluctuations as these types of securities in volatile market swings.

Each Series may invest in iShares® Funds, which are ETFs issued by iShares Trust and iShares, Inc. Pursuant to an exemptive order issued to iShares® and procedures adopted by the Fund’s Board of Directors, the Series may invest in an iShares® Fund beyond the limits set forth in section 12(d)(1) of the 1940 Act, subject to certain terms and conditions. iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”). Neither BGI nor the iShares® Funds make any representations regarding the advisability of investing in a Series.

Securities Lending. Each Series may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund’s Board of Directors. These loans, if and when made, may not exceed 33 1/3% of the Series’ total assets taken at value (including the loan collateral). A Series will not lend portfolio securities to its investment advisor, or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government Securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Series.

By lending its securities, a Series may increase its income by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. Government Securities or letters of credit are used as collateral. A Series may pay a part of the income earned to a third party (such as the Fund’s custodian) for acting as the Series’ securities lending agent. A Series will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Series must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Series must be able to terminate the loan on demand; (iv) the Series must receive reasonable interest on the loan, in addition to payments reflecting the amount of any dividends, interest or other distributions on the loaned securities; (v) the Series may pay only reasonable fees in connection with the loan; and, (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Series must terminate the loan and regain the right to vote the securities. Loans may involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Series’ ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays.

Short Sales. Each Series may, within limits, engage in short sales “against the box”. A short sale is the sale of borrowed securities; a short sale against the box means that a Series owns securities equivalent to those sold short. Such short sales can be used as a hedge. The Series have no current intention to engage in short sales against the box. A short sale against the box may be a taxable transaction for a Series.

Forward Commitments or Purchases on a When-Issued Basis. Each Series, with the exception of the Dividend Focus Series, may enter into forward commitments or purchase securities on a when-issued basis. These securities normally are subject to settlement within 45 days of the purchase date. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Series before settlement. These securities are subject to market fluctuation due to changes in market interest rates. Each Series will enter into these arrangements with the intention of acquiring the securities in question and not for speculative purposes and will maintain a separate account consisting of liquid assets in an amount at least equal to the purchase price.

Investment in Illiquid and Restricted Securities. The Series may not purchase illiquid securities, i.e., securities that cannot be disposed of at approximately the amount at which the Series has valued them in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

Restricted securities are securities which were originally sold in private placements and which have not been registered under the Securities Act of 1933, as amended (the “1933 Act”). Such securities generally have been considered illiquid because they may be resold only subject to statutory restrictions and delays or if registered under the 1933 Act. The SEC adopted Rule 144A to provide for a safe harbor exemption from the registration requirements of the 1933 Act for resales of restricted securities to “qualified institutional buyers.” The result has been the development of a more liquid and efficient institutional resale market for restricted securities. Rule 144A securities may be liquid if properly determined by the Advisor pursuant to procedures adopted by the Board of Directors.

Management of Realization Events (Tax Managed Series). The Tax Managed Series’ portfolio will be actively managed to minimize both the number and amount of realization events. The following methods are used:

Specific Identification of Security Shares Sold - Federal income tax law allows the Series to specify which shares of stock the Series will treat as being sold. The Series will individually analyze which shares to sell. The following example will further explain the technique:

During year 1, the Series purchases 100 shares of XYZ Corp on two separate occasions. The first purchase of 100 shares cost $10/share and the second purchase of 100 shares cost $12.50/share. In year 2, the Series decides to sell 100 shares of XYZ Corp at $15/share. If the Series used a First-in, First-out (FIFO) method, the realized gain would be $500, but since the Series analyzes each sale, the shares with a cost of $12.50/share would have been sold, resulting in a realized gain of only $250. This would have resulted in a deferral of tax of $99 using a marginal tax rate of 39.6%.

Deferring amount of gain (or accelerating loss) realized on each sale is maximized by the use of the Highest-In, First-Out (HIFO) method of identifying which shares to sell. The expectation is that any capital gain is minimized (or capital loss is maximized) since the difference between the proceeds on the sale of the shares and the cost of those shares is also minimized. However, if the Series has a loss to offset, low-cost securities may be sold for profit and may also then be reacquired in order to “step up” the basis in those securities. There will be times when it will be more advantageous for the Series to identify shares without the highest cost. This may occur, for example, when shares with the highest cost result in the realization of short-term capital gains while shares with a lower cost result in a long-term gain. Since short-term capital gains are generally subject to higher rates of tax, the lower cost may be chosen due to the tax benefits of the lower tax rate.

Management of Dividend Distributions (Tax Managed Series). The Tax Managed Series will minimize dividend distributions to the extent permitted to maintain regulated investment company status under the Code. The following methods are used:

Equalization Accounting - Under current law, the Series may, for tax purposes, treat as a distribution of investment company taxable income or net capital gain the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders’ portion of the Series’ undistributed investment company taxable income and net capital gain. This practice will have the effect of reducing the amount of income and gains that the Series is required to distribute as dividends to shareholders in order for the Series to avoid federal income and excise tax. This practice may also reduce the amount of distributions required to be made to non-redeeming shareholders and defer the recognition of taxable income by such shareholders. However, since the amount of any undistributed income will be reflected in the value of the Series’ shares, the total return on a shareholder’s investment will not be reduced as a result of the Series’ distribution policy. The Series will designate equalization payments as being made in lieu of ordinary taxable dividends before net capital gains. The Series’ use of equalization accounting will not affect the tax treatment of shareholders that redeem their shares with respect to such redemptions.

Deliberate Minimization of Cash Dividends - The Series will minimize the amount it distributes as ordinary income dividends. It may not, therefore, distribute all investment company taxable income or ordinary income. It will, however, distribute dividends sufficient to maintain its status as a regulated investment company. In addition, the Series may retain income for excise tax purposes (and then incur excise tax) if it anticipates such retention will enhance shareholders’ after-tax total returns.

Diversification. Each of the Series, with the exception of the Dividend Focus Series, is a diversified mutual fund. The Dividend Focus Series is non-diversified, as defined in the 1940 Act, which means that a relatively high percentage of assets of the Dividend Focus Series may be invested in the obligations of a limited number of issuers. The value of shares of the Dividend Focus Series may be more susceptible to any single economic, political or regulatory occurrence than the shares of a diversified investment company would be. Each Series intends to satisfy the diversification requirements necessary to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”), which requires that the Series be diversified (i.e., not invest more than 5% of its assets in the securities in any one issuer) as to 50% of its assets.

Investment Restrictions

Each Series has adopted certain restrictions set forth below as fundamental policies, which may not be changed without the favorable vote of the holders of a “majority” of the Series’ outstanding voting securities, which means a vote of the holders of the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares.

None of the Series may:

1. Borrow money, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended from time to time.

2. Purchase any securities which would cause more than 25% of the total assets of the Series, based on current value at the time of such purchase, to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in (a) obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities, or (b) tax-exempt obligations of state or municipal governments and their political subdivisions;

3. Make loans, except that each Series may (a) purchase or hold debt instruments in accordance with its investment objective and policies, (b) enter into repurchase agreements, and (c) loan its portfolio securities, to the fullest extent permitted under the 1940 Act, and any rules, regulation or order thereunder;

4. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described in the Series’ Statement of Additional Information or as permitted by the 1940 Act, and any rule, regulation, or order of the SEC thereunder;

5. Purchase or sell real estate, commodities or commodities contracts including futures contracts. However, subject to its permitted investments, each Series may: (a) invest in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) hold or sell real estate received in connection with securities it holds or held; or (c) trade in futures contracts (including forward foreign currency contracts) and options on futures contracts (including options on currencies) to the extent consistent with the Series’ investment objective and policies; and

6. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

None of the Series, with the exception of the Dividend Focus Series, may:

1. Purchase securities of an issuer, except as consistent with the maintenance of its status as an open-end diversified company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

The following descriptions of the 1940 Act may assist investors in understanding the above policies and restrictions.

Borrowing. The 1940 Act restricts an investment company from borrowing (including pledging, mortgaging or hypothecating assets) in excess of 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets). Transactions that are fully collateralized in a manner that does not involve the prohibited issuance of a “senior security” within the meaning of Section 18(f) of the 1940 Act, shall not be regarded as borrowings for the purposes of a Series’ investment restriction.

Concentration. The SEC has defined concentration as investing 25% or more of an investment company’s total assets in an industry or group of industries, with certain exceptions.

Diversification. Under the 1940 Act and the rules, regulations and interpretations thereunder, a “diversified company,” as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the investment company.

Lending. Under the 1940 Act, an investment company may only make loans if expressly permitted by its investment policies.

Senior Securities. Senior securities may include any obligation or instrument issued by an investment company evidencing indebtedness. The 1940 Act generally prohibits each Series from issuing senior securities, although it provides allowances for certain borrowings and certain other investments, such as short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, when such investments are “covered” or with appropriate earmarking or segregation of assets to cover such obligations.

Underwriting. Under the 1940 Act, underwriting securities involves an investment company purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified Series may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets. The foregoing restrictions do not apply to non-diversified Series.

The following non-fundamental investment policies and restrictions apply to all the Series with the exception of the Target Series. They may be changed by the Fund’s Board of Directors.

1. None of the Series may invest in illiquid securities, i.e., securities that cannot be disposed of at approximately the amount at which the Series has valued them in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities;

2. None of the Series may purchase securities on margin, except that the Series may obtain short-term credits that are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

The following non-fundamental investment policies and restrictions apply to all the Series with the exception of the Target Series and the Dividend Focus Series. They may be changed by the Fund’s Board of Directors.

1. Each Series will invest in securities issued by other investment companies only to the extent permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended from time to time;

2. None of the Series may invest more than 5% of the value of its total net assets in warrants. Included within that amount, but not to exceed 2% of the value of the Series’ net assets, may be warrants, which are not listed on the New York or American Stock Exchange;

3. The Series’ investment policies with respect to options on securities and with respect to stock index and currency futures and related options are subject to the following non-fundamental limitations: (1) with respect to any Series, the aggregate value of the securities underlying calls or obligations underlying puts determined as of the date options are sold shall not exceed 25% of the assets of the Series; (2) a Series will not enter into any option transaction if immediately thereafter, the aggregate premiums paid on all such options which are held at any time would exceed 20% of the total net assets of the Series; (3) the aggregate margin deposits required on all futures or options thereon held at any time by a Series will not exceed 5% of the total assets of the Series; (4) the security underlying the put or call is within the investment policies of each Series and the option is issued by the Options Clearing Corporation; and (5) the Series may buy and sell puts and calls on securities and options on financial futures if such options are listed on a national securities or commodities exchange; and

4. The Overseas Series may invest up to 100% of its assets in foreign securities.

The following non-fundamental investment policy and restriction applies to the Target Series. It may be changed by the Fund’s Board of Directors.

None of the Target Income Series, Target 2010 Series, Target 2020 Series, Target 2030 Series, Target 2040 Series, and Target 2050 Series may:

1.	Invest more than 15% of its net assets in illiquid securities.

Except for the limitation on borrowings, all of the above percentage limitations are applicable at the time of purchase. With respect to warrants, rights, and convertible securities, a determination of compliance with the above limitations shall be made as though such warrant, right, or conversion privilege had been exercised. With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances cause a Series to exceed its limitation, the Series will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable.

Portfolio Turnover

An annual portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding certain debt securities) for a year and dividing that amount by the monthly average of the market value of such securities during the year. Each Series expects that its long-term average turnover rate will be less than 100%; however, turnover will in fact be determined by market conditions and opportunities, and therefore it is impossible to estimate the turnover rate with confidence. Higher portfolio turnover (e.g., over 100%) necessarily will cause the Series to pay correspondingly increased brokerage and trading costs. In addition to the transaction costs, higher portfolio turnover may result in the realization of capital gains. As discussed under Federal Tax Treatment of Dividends and Distributions, to the extent net short-term gains are realized, any distributions resulting from such gains are considered ordinary income for federal income tax purposes.

For the fiscal year ended October 31, 2008, the portfolio turnover for the Tax Managed Series was significantly higher than the previous year due to increased trading due to opportunities to realize capital losses presented by high stock market volatility. The portfolio turnover for the Series for the fiscal year ended October 31, 2009 was significantly lower than the previous year as the market started to recover and presented less opportunity to realize losses; stocks that had appreciated were generally held rather than being sold in accordance with the Series’ tax management strategies.

The portfolio turnover for the Equity Series increased from the fiscal year ended October 31, 2007 to the fiscal year ended October 31, 2008 due mainly to a significant increase in the size of the Series’ net assets. For the fiscal year ended October 31, 2009, the turnover rate fell from the previous year, coming closer to its historical levels.

The portfolio turnover for the Overseas Series for the fiscal year ended October 31, 2008 decreased from the previous year to a level in line with its long-term average. The Series’ portfolio turnover for the 2007 fiscal year was higher than average due to a higher level of security sales during a rising market. The portfolio turnover for the 2009 fiscal year was slightly higher than the previous year due to an increase in the Series’ net assets as well as an increased level of security sales to lock in capital gains.

For the fiscal year ended October 31, 2009, the portfolio turnover for the Pro-Blend Moderate Term Series and Pro-Blend Extended Term Series was lower than recent years as the market started to recover from the previous year’s volatility and the Advisor reduced its trading activity relative to the previous year.

Disclosure of Portfolio Holdings

The Fund’s Board of Directors has approved a portfolio holdings disclosure policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Series.

Disclosure of the Series’ complete portfolio holdings is required to be made quarterly within 60 days of the end of each fiscal quarter (currently, each January 31, April 30, July 31, and October 31), in the Annual Report and Semi-Annual Report to shareholders and in the quarterly holdings report filed with the SEC on Form N-Q. Each Series’ Annual and Semi-Annual Reports are distributed to shareholders and the most recent Reports are available on the Fund’s website (see address below). The Series’ holdings reports on Form N-Q are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. In addition, each Series’ month-end and quarter-end complete portfolio holdings are available on the Fund’s website at www.manningnapieradvisors.com. This information is provided with a lag of at least eight days. The information provided will include the following for each security in the portfolio: security name, CUSIP or Sedol symbol, ticker (for equities only), country, number of shares or units held (for equities), par value (for bonds), and market value as of the date of the portfolio. Portfolio holdings information will be available on the website at least until it is superceded by a quarterly portfolio holdings report distributed to shareholders (with respect to Annual and Semi-Annual Reports) or filed with the SEC (with respect to a Form N-Q). This information is publicly available to all categories of persons.

The Fund provides portfolio holdings and information derived from the portfolio holdings to rating and ranking organizations such as Lipper and Morningstar, Inc. in connection with rating the Series and mutual fund database services such as Thomson Financial Research in connection with their collection of fund data for their subscribers. The Fund will only disclose such information as of the end of the most recent calendar month, and this information will be provided to these organizations no sooner than the next day after it is posted on the Fund’s website, unless the conditions described below relating to the disclosure of “non-public” portfolio holdings information are satisfied. The Fund believes that these organizations have legitimate objectives in requesting such portfolio holdings information.

The Fund’s policies and procedures provide that the Fund’s chief compliance officer (or her designee) (“CCO”) may authorize disclosure of “non-public” portfolio holdings information to rating and ranking organizations, mutual fund databases, consultants, and other organizations that will use the data for due diligence, rating, or ranking the Series, or similar uses at differing times and/or with different lag times than those described above. Prior to making any disclosure of “non-public” portfolio holdings information to a third party, the CCO must determine that such disclosure serves a reasonable business purpose, is in the best interests of the Fund’s shareholders and that conflicts between the interests of the Fund’s shareholders and those of the Fund’s Advisor, principal underwriter, or any affiliated person of the Fund are addressed. The Fund requires any third party receiving “non-public” portfolio holdings information to enter into a confidentiality agreement with the Fund which provides, among other things, that “non-public” portfolio holdings information will be kept confidential and that the recipient has a duty not to trade on the “non-public information” and will use such information solely to analyze and rank a Series, or to perform due diligence and asset allocation, depending on the recipient of the information. The agreement will require that the recipient provide, upon request, evidence reasonably satisfactory to the Fund to demonstrate its adherence to the provisions of the agreement. The Board of Directors will be informed of any such disclosures at its next regularly scheduled meeting or as soon as is reasonably practicable.

The Fund’s policies and procedures also permit the Fund to disclose certain commentary and analytical, statistical, performance or similar information relating to a Series of the Fund or its portfolio holdings if certain conditions are met. The information must be for legitimate business purposes and must be deemed to be non-material non-public information based on a good faith review of the particular facts and circumstances. Examples of such non-material non-public information may include, but are not limited to, the following types of information: allocation of a Series’ portfolio securities and other investments among various asset classes, sectors, industries, and countries; the characteristics of the stock components and other investments of a Series; the attribution of a Series’ returns by asset class, sector, industry, market capitalization and country; certain volatility characteristics of a Series; certain valuation metrics of a Series (such as average price to earnings ratio and average earnings growth); and maturity and credit quality statistics for a Series’ fixed income holdings.

The Fund does not receive any compensation or other consideration for disclosure of portfolio holdings information.

In addition, the Fund’s service providers, such as the Advisor, Custodian, MLB, PwC, Distributor, and PNC, all as defined herein, may possess or receive daily portfolio holdings information with no lag time in connection with their services to the Fund. In addition, proxy voting service providers (See Appendix C) may receive portfolio holdings information with no lag time, as necessary, in connection with their services to the Fund. Service providers will be subject to a duty of confidentiality with respect to any portfolio holdings information, whether imposed by the provisions of the service provider’s contract with the Fund or by the nature of its relationship with the Fund.

The Fund

The Fund is an open-end management investment company incorporated under the laws of the State of Maryland on July 26, 1984. The Board of Directors may, at its own discretion, create additional series of shares, each of which would have separate assets and liabilities. Prior to September 29, 2006, the name of the Fund was Exeter Fund, Inc.

Each share of a Series represents an identical interest in the investment portfolio of that Series and has the same rights, except that, (i) each class of shares bears those distribution fees, service fees and administrative expenses applicable to the respective class of shares as a result of its sales arrangements, which will cause the different classes of shares to have different expense ratios and to pay different rates of dividends, and (ii) each class has exclusive voting rights with respect to any distribution and/or shareholder service fees which relate only to such class. As a result of each class’ differing amount of distribution and/or shareholder services fees, shares of different classes of the same Series may have different net asset values per share.

The Fund does not expect to hold annual meetings of shareholders but special meetings of shareholders may be held under certain circumstances. Shareholders of the Fund retain the right, under certain circumstances, to request that a meeting of shareholders be held for the purpose of considering the removal of a Director from office, and if such a request is made, the Fund will assist with shareholder communications in connection with the meeting. The shares of the Fund have equal rights with regard to voting, redemption and liquidations. The Fund’s shareholders will vote in the aggregate and not by Series or class except as otherwise expressly required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a Series or a class. Income, direct liabilities and direct operating expenses of a Series will be allocated directly to the Series, and general liabilities and expenses of the Fund will be allocated among the Series in proportion to the total net assets of the Series by the Board of Directors. The holders of shares have no preemptive or conversion rights. Shares when issued are fully paid and non-assessable and do not have cumulative voting rights.

Management

The overall business and affairs of the Fund are managed by the Fund’s Board of Directors. The Board approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including the Fund’s agreements with its investment advisor, custodian and distributor. The day-to-day operations of the Fund are delegated to the Fund’s officers and to the Advisor. A committee made up of investment professionals and analysts makes all the investment decisions for the Fund.

The following chart shows certain information about the Fund’s officers and directors, including their principal occupations during the last five years. Unless specific dates are provided, the individuals have held the listed positions for longer than five years.

Interested Director and Officer

Name:	B. Reuben Auspitz*

Address:	290 Woodcliff Dr.
Fairport, NY 14450

Age:	62

Current Position(s) Held with Fund:	Principal Executive Officer, President, Chairman and Director

Term of Office & Length of Time Served:	Indefinite – Director since 1984. Principal Executive Officer since 2002, President since 2004 [1], Vice President 1984 – 2003

Principal Occupation(s) During Past 5 Years:	Executive Vice President; Co-Executive Director: Executive Group Member**; Chief Compliance Officer since 2004 - Manning & Napier Advisors, Inc. President; Director - Manning & Napier Investor Services, Inc.
Holds or has held one or more of the following titles for various subsidiaries and affiliates: President, Vice President, Director, Chairman, Treasurer, Chief Compliance Officer or Member

Number of Portfolios Overseen within Fund Complex:	29

Other Directorships Held Outside Fund Complex:	N/A

Independent Directors

Name:	Harris H. Rusitzky

Address:	290 Woodcliff Dr.
Fairport, NY 14450

Age:	75

Current Position(s) Held with Fund:	Director, Audit Committee Member, Governance & Nominating Committee Member

Term of Office & Length of Time Served:	Indefinite – Since 1985

Principal Occupation(s) During Past 5 Years:	President - The Greening Group (business consultants) Partner - The Restaurant Group (restaurants)

Number of Portfolios Overseen within Fund Complex:	29

Other Directorships Held Outside Fund Complex:	N/A

Name:	Peter L. Faber

Address:	290 Woodcliff Dr.
Fairport, NY 14450

Age:	71

Current Position(s) Held with Fund:	Director, Governance & Nominating Committee Member

Term of Office & Length of Time Served:	Indefinite – Since 1987

Principal Occupation(s) During Past 5 Years:	Senior Counsel since 2006, Partner (1995 - 2006) - McDermott, Will & Emery LLP (law firm)

Number of Portfolios Overseen within Fund Complex:	29

Other Directorships Held Outside Fund Complex:

Partnership for New York City, Inc. (non-profit),

New York Collegium (non-profit), Boston Early Music Festival (non-profit), Amherst Early Music, Inc. (non-profit), Gotham Early Music Scene, Inc. (non-profit)

Name:	Stephen B. Ashley

Address:	290 Woodcliff Dr.
Fairport, NY 14450

Age:	69

Current Position(s) Held with Fund:	Director, Audit Committee Member, Governance & Nominating Committee Member

Term of Office & Length of Time Served:	Indefinite – Since 1996

Principal Occupation(s) During Past 5 Years:	Chairman, Director, President & Chief Executive Officer - The Ashley Group (property management and investment) Director (1995 - 2008) and Chairman (non-executive) (2004 - 2008), Fannie Mae (mortgage)

Number of Portfolios Overseen within Fund Complex:	29

Other Directorships Held Outside Fund Complex:	The Ashley Group

Name:	Paul A. Brooke

Address:	290 Woodcliff Dr.
Fairport, NY 14450

Age:	64

Current Position(s) Held with Fund:	Director, Audit Committee Member, Governance & Nominating Committee Member

Term of Office & Length of Time Served:	Indefinite – Since 2007

Principal Occupation(s) During Past 5 Years:	Chairman & CEO - Alsius Corporation (investments); Managing Member – PMSV Holdings LLC (investments)

Number of Portfolios Overseen within Fund Complex:	29

Other Directorships Held Outside Fund Complex:	Incyte Corporation, ViroPharma, Inc., WebMD, Cheyne Capital International, MPM Bio-equities, GMP Companies, Houston Pharma

Name:	Richard M. Hurwitz

Address:	290 Woodcliff Dr.
Fairport, NY 14450

Age:	46

Current Position(s) Held with Fund:	Director, Audit Committee Member, Governance & Nominating Committee Member

Term of Office & Length of Time Served:	Indefinite – Since 2009

Principal Occupation(s) During Past 5 Years:	Managing Partner - Aegis Investment Partners, LLC (investments) Founder and Managing Partner (2004-2005) – Village Markets, LLC (groceries)

Number of Portfolios Overseen within Fund Complex:	29

Other Directorships Held Outside Fund Complex:	Pictometry International Corp.

Officers

Name:	Jeffrey S. Coons, Ph.D., CFA

Address:	290 Woodcliff Dr.
Fairport, NY 14450

Age:	46

Current Position(s) Held with Fund:	Vice President

Term of Office & Length of Time Served:	Since 2004[1]

Principal Occupation(s) During Past 5 Years:

Executive Group Member** since 2003 and Co-Director of Research since 2002 - Manning & Napier Advisors, Inc.

Holds one or more of the following titles for various subsidiaries and affiliates: President, Director, Treasurer, or Senior Trust Officer

Name:	Christine Glavin

Address:	290 Woodcliff Dr.
Fairport, NY 14450

Age:	43

Current Position(s) Held with Fund:	Principal Financial Officer, Chief Financial Officer

Term of Office & Length of Time Served:	Principal Financial Officer since 2002; Chief Financial Officer since 2001[1]

Principal Occupation(s) During Past 5 Years:	Fund Reporting Manager, Manning & Napier Advisors, Inc.

Name:	Jodi L. Hedberg

Address:	290 Woodcliff Dr.
Fairport, NY 14450

Age:	42

Current Position(s) Held with Fund:	Corporate Secretary, Chief Compliance Officer, Anti-Money Laundering (AML) Compliance Officer

Term of Office & Length of Time Served:	Corporate Secretary since 1997; Chief Compliance Officer since 2004[1]

Principal Occupation(s) During Past 5 Years:	Director of Compliance, Manning & Napier Advisors, Inc. & affiliates; Corporate Secretary, Manning & Napier Investor Services, Inc.

*	Interested Director, within the meaning of the Investment Company Act of 1940 by reason of his position with the Fund’s investment advisor and distributor. Mr. Auspitz serves as Executive Vice President & Director, Manning & Napier Advisors, Inc. and President and Director, Manning & Napier Investor Services, Inc., the Fund’s distributor.
**	The Executive Group, consisting of senior executive employee-owners, performs the duties of the Office of the Chief Executive of the Advisor.
[1]	The term of office for all officers is one year and until their respective successors are chosen and qualified.

Equity Ownership of Directors as of 12/31/09

Name of Director	Dollar Range of Equity Securities in the Series covered by this SAI	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family of Investment Companies
Independent Directors
Harris H. Rusitzky	None	Over $100,000
Peter L. Faber	Pro-Blend Conservative Term Series – Over $100,000 Pro-Blend Extended Term Series – Between $50,001 and $100,000	Over $100,000
Stephen B. Ashley	Pro-Blend Extended Term Series – Over $100,000	Over $100,000
Paul A. Brooke	None	None
Richard M. Hurwitz	None	None
Interested Director
Reuben Auspitz	Pro-Blend Extended Term Series – Between $10,001 and $50,000 Pro-Blend Maximum Term Series – Between $10,001 and $50,000 Equity Series – Over $100,000 Overseas Series – Over $100,000	Over $100,000

None of the Independent Directors have any beneficial ownership interest in the Fund’s Advisor, Manning & Napier Advisors, Inc. or its Distributor, Manning & Napier Investor Services, Inc.

There are two Committees of the Fund’s Board of Directors: the Audit Committee and the Governance and Nominating Committee.

The Audit Committee members are Harris H. Rusitzky, Stephen B. Ashley, Paul A. Brooke and Richard M. Hurwitz. The Audit Committee meets twice annually, and, if necessary, more frequently. The Committee met twice during the last fiscal year. The Audit Committee reviews the financial reporting process, the system of internal control, the audit process, and the Fund’s process for monitoring compliance with investment restrictions and applicable laws and regulations.

The Governance and Nominating Committee members are Stephen B. Ashley, Peter L. Faber, Harris H. Rusitzky, Paul A. Brooke and Richard M. Hurwitz. The Governance and Nominating Committee meets on an annual basis, and, if necessary, more frequently. The Governance and Nominating Committee evaluates candidates’ qualifications for Board membership and the independence of such candidates from the investment advisor and other principal service providers for the Fund; makes recommendations to the full Board for nomination for membership on any committees of the Board; reviews as necessary the responsibilities of any committees of the Board and whether there is a continuing need for each committee; evaluates whether there is a need for additional committees of the Board; evaluates whether committees should be combined or reorganized; and reviews the performance of all Board members. The Governance and Nominating Committee’s procedures for the consideration of candidates for Board membership submitted by shareholders are attached as Appendix B. The Governance and Nominating Committee met twice during the last fiscal year.

The Interested Directors and the officers of the Fund do not receive compensation from the Fund, except that a portion of the Fund’s Chief Compliance Officer’s salary is paid by the Fund. Each Independent Director shall receive an annual fee of $10,000. Annual fees will be calculated quarterly. Each Independent Director shall receive $500 per Board Meeting attended for each active series of the Fund, plus a $1,500 per meeting fee for membership on the Audit Committee and a $1,000 per meeting fee for membership on the Governance and Nominating Committee.

Compensation Table for Fiscal Year Ended October 31, 2009

Name	Position with Registrant	Aggregate Compensation from Fund	Pension	Estimated Annual Benefits upon Retirement	Total Compensation from Fund and Fund Complex*

Jodi Hedberg	Chief Compliance Officer	$69,722	N/A	N/A	$69,722

Harris H. Rusitzky	Director	$64,500	N/A	N/A	$64,500

Peter L. Faber	Director	$61,500	N/A	N/A	$61,500

Stephen B. Ashley	Director	$64,500	N/A	N/A	$64,500

Paul A. Brooke	Director	$64,500	N/A	N/A	$64,500

Richard M. Hurwitz**	Director	$48,000	N/A	N/A	$48,000

*	As of October 31, 2009, the Fund Complex consisted of 29 Series.
**	Mr. Hurwitz was appointed to the Board effective February 6, 2009.

As of February 1, 2010, the directors and officers of the Fund, as a group, owned less than 1% of the Fund.

Code of Ethics

The Board of Directors of the Fund, the Advisor, and the Fund’s principal underwriter have each adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act of 1940. These Codes of Ethics apply to the personal investing activities of directors, officers and certain employees (“access persons”). Rule 17j-1 and the Code are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under these Codes of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements. A copy of these Codes of Ethics is on file with the Securities and Exchange Commission, and is available to the public.

Proxy Voting Policy

The Board of Directors has delegated proxy voting responsibilities with respect to securities held by the Series to the Advisor, subject to the Board’s general oversight. The Advisor has adopted its own proxy voting policies and procedures for this purpose (the “Procedures”), which are attached to this Statement of Additional Information as Appendix C. The Procedures may be changed as necessary to remain current with regulatory requirements and internal policies and procedures.

The Fund is required to disclose annually the Fund’s complete proxy voting record on Form N-PX. The Fund’s proxy voting record for the most recent 12 month period ended June 30th is available upon request by calling 1-800-466-3863 or by writing to the Fund at Manning & Napier Fund, Inc., PO Box 805, Fairport, NY 14450. The Fund’s Form N-PX will also be available on the SEC’s website at www.sec.gov.

BENEFICIAL OWNERS

As of February 1, 2010 the following persons were the only persons who were record owners (or to the knowledge of the Fund, beneficial owners) of 5% and 25% or more of the shares of a Series. Persons who owned of record or beneficially more than 25% of a Series’ outstanding shares may be deemed to control the Series within the meaning of the 1940 Act. The Fund believes that most of the shares held of record referred to below were held by the below persons in accounts for their fiduciary, agency, or custodial customers.

Pro-Blend Conservative Term Series – Class S Shares

Record Owners

Name and Address	Percentage of Series

CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT BENEFIT OF OUR CUSTOMER 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4122	36.50%

WACHOVIA BANK FBO VARIOUS RETIREMENT PLANS 9888888836 NC 1076 1525 WEST WT HARRIS BLVD CHARLOTTE, NC 28288-1076	12.57%

MERCER TRUST COMPANY TTEE FBO IBEW LOCAL UNION NO 126 RETIREMENT PLAN ATTN DC PLAN ADMIN MS N-2-E ONE INVESTORS WAY NORWOOD MA 02062	6.00%

Pro-Blend Conservative Term Series – Class I Shares

Record Owners

Name and Address	Percentage of Shares

MANNING & NAPIER FUND TARGET INCOME SERIES MANNING & NAPIER FUND INC ATTN AMY WILLIAMS 290 WOODCLIFF DR FAIRPORT NY 14450	44.62%

TAYNIK & CO C/O INVESTORS BANK & TRUST CO 200 CLARENDON ST FPG 90 BOSTON MA 02116	30.09%

NEW YORK LIFE TRUST COMPANY 169 LACKAWANNA AVENUE TRUST ADMIN 2ND FLOOR PARSIPPANY NJ 07054	10.51%

NATIONAL AUTOMATIC SPRINKLER METAL TRADES WELFARE FUND 8000 CORPORATE DR LANDOVER MD 20785-2285	6.75%

Pro-Blend Moderate Term Series – Class S Shares

Record Owners

Name and Address	Percentage of Series

CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT BENEFIT OF OUR CUSTOMER 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4122	12.93%

WACHOVIA BANK FBO VARIOUS RETIREMENT PLANS 9888888836 NC 1076 1525 WEST WT HARRIS BLVD CHARLOTTE, NC 28288-1076	11.23%

NATIONWIDE TRUST COMPANY FSB C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	10.39%

PRUDENTIAL RETIREMENT – ALLIANCE SEPARTE ACCOUNT INVESTMENT PRODUCTS & ADVISORY SERVICES H09 280 TRUMBULL STREET ONE COMMERCIAL PLAZA HARTFORD CT 06103-3509	7.56%

Name and Address	Percentage of Shares

MERCER TRUST COMPANY TTEE FBO IBEW LOCAL UNION NO 126 RETIREMENT PLAN ATTN DC PLAN ADMIN MS N-2-E ONE INVESTORS WAY NORWOOD MA 02062	6.13

Pro-Blend Moderate Term Series – Class I Shares

Record Owners

Name and Address	Percentage of Shares

NFS LLC FEBO FIIOC AS AGENT FOR QUALIFIED EMPLOYEE BENEFIT PLANS 401K FINOPS-IC FUNDS 100 MAGELLAN WAY KW1C COVINGTON KY 41015	70.54

MANNING & NAPIER FUND TARGET 2010 SERIES MANNING & NAPIER FUND INC ATTN AMY WILLIAMS 290 WOODCLIFF DR FAIRPORT NY 14450	13.00

TAYNIK & CO C/O INVESTORS BANK & TRUST CO 200 CLARENDON ST FPG 90 BOSTON MA 02116	5.44

MANNING & NAPIER FUND TARGET 2020 SERIES MANNING & NAPIER FUND INC ATTN AMY WILLIAMS 290 WOODCLIFF DR FAIRPORT NY 14450	5.32

Pro-Blend Extended Term Series – Class S Shares

Record Owners

Name and Address	Percentage of Series

CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT BENEFIT OF OUR CUSTOMER 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4122	16.48

NFS LLC FEBO RELIANCE TRUST COMPANY TTEE GUTHRIE CLINIC LTD RET SAVINGS PL GUTHRIE SQUARE SAYRE PA 18840-0000	9.64

NATIONWIDE TRUST COMPANY FSB C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	9.02

Pro-Blend Extended Term Series – Class I Shares

Record Owners

Name and Address	Percentage of Shares

MANNING & NAPIER FUND TARGET 2020 SERIES MANNING & NAPIER FUND INC ATTN AMY WILLIAMS 290 WOODCLIFF DR FAIRPORT NY 14450	35.19

Name and Address	Percentage of Shares

MANNING & NAPIER FUND TARGET 2030 SERIES MANNING & NAPIER FUND INC ATTN AMY WILLIAMS 290 WOODCLIFF DR FAIRPORT NY 14450	23.29

TAYNIK & CO C/O INVESTORS BANK & TRUST CO 200 CLARENDON ST FPG 90 BOSTON MA 02116	13.95

CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT BENEFIT OF OUR CUSTOMER 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4122	9.59

BENECO-BENESYSTEMS 336 FOURTH AVE PITTSBURGH PA 15222	6.23

Pro-Blend Maximum Term Series – Class S Shares

Record Owners

Name and Address	Percentage of Series

CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT BENEFIT OF OUR CUSTOMER 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4122	19.33

NATIONWIDE TRUST COMPANY FSB C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	8.82

WACHOVIA BANK FBO VARIOUS RETIREMENT PLANS 9888888836 NC 1076 1525 WEST WT HARRIS BLVD CHARLOTTE, NC 28288-1076	6.73

Pro-Blend Maximum Term Series – Class I Shares

Record Owners

Name and Address	Percentage of Shares

MANNING & NAPIER FUND TARGET 2040 SERIES MANNING & NAPIER FUND INC ATTN AMY WILLIAMS 290 WOODCLIFF DR FAIRPORT NY 14450	38.50

MANNING & NAPIER FUND TARGET 2030 SERIES MANNING & NAPIER FUND INC ATTN AMY WILLIAMS 290 WOODCLIFF DR FAIRPORT NY 14450	21.82

CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT BENEFIT OF OUR CUSTOMER 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4122	16.27

MANNING & NAPIER FUND TARGET 2050 SERIES MANNING & NAPIER FUND INC ATTN AMY WILLIAMS 290 WOODCLIFF DR FAIRPORT NY 14450	12.33

Tax Managed Series – Class A Shares

Record Owners

Name and Address	Percentage of Series

LAUER CO C O THE GLENMEDE TRUST COMPANY N A P O BOX 58997 PHILADELPHIA PA 19102-8997	64.18

Equity Series

Record Owners

Name and Address	Percentage of Series

CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT BENEFIT OF OUR CUSTOMER 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4122	23.27

Overseas Series

Record Owners

Name and Address	Percentage of Series

CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT BENEFIT OF OUR CUSTOMER 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4122	10.69

MARKET STREET INTERNATIONAL EQUITY FUND ATTN MICHAEL EISNER C/O MARKET STREET TRUST COMPANY 80 E MARKET STREET STE 300 CORNING NY 14830	9.57

THE NORTHERN TRUST COMPANY TTEE MCDONALD’S CORPORATION PROFIT SHARI SAVINGS MASTER TRUST PO BOX 92994 CHICAGO IL 60675-2994	8.77

MICHIGAN EDUCATION SPECIAL SERVICES ASSOCIATION PO BOX 2560 EAST LANSING MI 48826-2560	7.17

UNUM GROUP PENSION PLAN ATTN TYLER SIIRA 1 FOUNTAIN SQ CHATTANOOGA TN 37402	7.12

THE NORTHERN TRUST CO TTEE FBO UBS FINANCIAL-DV U/A DTD 06/09/03 PO BOX 92994 CHICAGO IL 60675-2994	6.51

Target Income Series – Class C Shares

Record Owners

Name and Address	Percentage of Shares

PERSHING LLC P O BOX 2052 JERSEY CITY NJ 07303-9998	32.08

NFS LLC FEBO HELEN R AGUIMATANG TRUST HELEN R AGUIMATANG U A 04 02 2009 6819 STOCKWELL MANOR DR FALLS CHURCH VA 22043	22.84

NFS LLC FEBO NFS/FMTC ROLLOVER IRA FBO KAREN E SCHNEIDER 12445 LOFT LANE SILVER SPRINGS MD 20904	13.00

NFS LLC FEBO NFS FMTC IRA FBO HELEN R AGUIMATANG 6819 STOCKWELL MANOR DR FALLS CHURCH VA 22043	6.43

NFS LLC FEBO NFS/FMTC IRA FBO BRENDA F MCCLESKEY 60 MCCLESKEY DR HARTSELLE AL 35640	6.42

Target Income Series – Class I Shares

Record Owners

Name and Address	Percentage of Shares

NFS LLC FEBO FIIOC AS AGENT FOR QUALIFIED EMPLOYEE BENEFIT PLANS 401K FINOPS-IC FUNDS 100 MAGELLAN WAY KW1C COVINGTON KY 41015	55.01

T ROWE PRICE RETIREMENT PLAN SERVICES INC FBO RETIREMENT PLAN CLIENTS 4515 PAINTERS MILL ROAD OWINGS MILLS MD 21117-4903	35.62

CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT BENEFIT OF OUR CUSTOMER 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4122	9.26

Target Income Series – Class K Shares

Record Owners

Name and Address	Percentage of Shares

TAYNIK & CO C/O INVESTORS BANK & TRUST CO 200 CLARENDON ST FPG 90 BOSTON MA 02116	97.04

Target Income Series – Class R Shares

Record Owners

Name and Address	Percentage of Shares

PERSHING LLC P O BOX 2052 JERSEY CITY NJ 07303-9998	68.50

Name and Address	Percentage of Shares

FRONTIER TRUST COMPANY FBO INTERPORT MAINTENANCE CO INC 401 209203 P O BOX 10758 FARGO ND 58106	22.19

RELIANCE TRUST CO CUSTODIAN FBO THE GALLOWAY SCHOOL RETIREMENT PLAN PO BOX 48529 ATLANTA GA 30362	9.12

Target 2010 Series – Class C Shares

Record Owners

Name and Address	Percentage of Shares

DOUG TURNBULL FBO DOUG TURNBULL RESTORATION INC 401(K) PROFIT SHARING PLAN & TRUST 6680 RTE. 5 & 20 BLOOMFIELD, NY 14469	23.39

NFS LLC FEBO WESTON D BURNETT TTEE THE BURNETT COTTAGE TRUST U A 7 6 89 6819 STOCKWELL MANOR DRIVE FALLS CHURCH VA 22043	8.85

PERSHING LLC P O BOX 2052 JERSEY CITY NJ 07303-9998	8.32

PERSHING LLC P O BOX 2052 JERSEY CITY NJ 07303-9998	6.55

MARY MARKIEWICZ TOD SUBJECT TO STA TOD RULES 154 COUNTY RT 49 SLATE HILL NY 10973-3715	5.02

Target 2010 Series – Class I Shares

Record Owners

Name and Address	Percentage of Shares

T ROWE PRICE RETIREMENT PLAN SERVICES INC FBO RETIREMENT PLAN CLIENTS 4515 PAINTERS MILL ROAD OWINGS MILLS MD 21117-4903	49.17

NFS LLC FEBO FIIOC AS AGENT FOR QUALIFIED EMPLOYEE BENEFIT PLANS 401K FINOPS-IC FUNDS 100 MAGELLAN WAY KW1C COVINGTON KY 41015	39.49

ORCHARD TRUST CO TTEE EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	5.25

Target 2010 Series – Class K Shares

Record Owners

Name and Address	Percentage of Shares

TAYNIK & CO C/O INVESTORS BANK & TRUST CO 200 CLARENDON ST FPG 90 BOSTON MA 02116	68.26

MASSACHUSETTS MUTUAL LIFE INS CO C/O DONNA WATSON 1295 STATE ST MIP C105 SPRINGFIELD MA 01111	23.20

Target 2010 Series – Class R Shares

Record Owners

Name and Address	Percentage of Shares

PIMS PRUDENTIAL RETIREMENT AS NOMINEE FOR THE TTEE CUST PL 764 IBEW LOCAL 351 SURETY 830 BEAR TAVERN RD PO BOX 1028 WEST TRENTON NJ 08628	75.18

NFS LLC FEBO STATE STREET BANK TRUST CO TTEE VARIOUS RETIREMENT PLANS 4 MANHATTANVILLE RD PURCHASE NY 10577-2139	9.94

SUSAN R HOLLIDAY FBO ROCHESTER BUSINESS JOURNAL INC 401 K PROFIT SHARING PLAN TRUST 45 EAST AVE SUITE 500 ROCHESTER NY 14604-2219	9.14

Target 2020 Series – Class C Shares

Record Owners

Name and Address	Percentage of Shares

PERSHING LLC P O BOX 2052 JERSEY CITY NJ 07303-9998	11.10

PERSHING LLC P O BOX 2052 JERSEY CITY NJ 07303-9998	8.27

PERSHING LLC P O BOX 2052 JERSEY CITY NJ 07303-9998	6.51

Target 2020 Series – Class I Shares

Record Owners

Name and Address	Percentage of Shares

T ROWE PRICE RETIREMENT PLAN SERVICES INC FBO RETIREMENT PLAN CLIENTS 4515 PAINTERS MILL ROAD OWINGS MILLS MD 21117-4903	37.55

NFS LLC FEBO FIIOC AS AGENT FOR QUALIFIED EMPLOYEE BENEFIT PLANS 401K FINOPS-IC FUNDS 100 MAGELLAN WAY KW1C COVINGTON KY 41015	32.11

CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT BENEFIT OF OUR CUSTOMER 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4122	17.19

WILMINGTON TRUST COMPANY CUST FBO EPLAN GROUP TRUST A C 061859-001 1 C O MUTUAL FUNDS PO BOX 8971 WILMINGTON DE 19899-8971	11.46

Target 2020 Series – Class K Shares

Record Owners

Name and Address	Percentage of Shares

TAYNIK & CO C/O INVESTORS BANK & TRUST CO 200 CLARENDON ST FPG 90 BOSTON MA 02116	63.65

MASSACHUSETTS MUTUAL LIFE INS CO C/O DONNA WATSON 1295 STATE ST MIP C105 SPRINGFIELD MA 01111	26.70

Target 2020 Series – Class R Shares

Record Owners

Name and Address	Percentage of Shares

PIMS PRUDENTIAL RETIREMENT AS NOMINEE FOR THE TTEE CUST PL 764 IBEW LOCAL 351 SURETY 830 BEAR TAVERN RD PO BOX 1028 WEST TRENTON NJ 08628	82.52

Target 2030 Series – Class C Shares

Record Owners

Name and Address	Percentage of Shares

PERSHING LLC P O BOX 2052 JERSEY CITY NJ 07303-9998	12.60

PERSHING LLC P O BOX 2052 JERSEY CITY NJ 07303-9998	11.91

PERSHING LLC P O BOX 2052 JERSEY CITY NJ 07303-9998	6.46

PERSHING LLC P O BOX 2052 JERSEY CITY NJ 07303-9998	6.25

PERSHING LLC P O BOX 2052 JERSEY CITY NJ 07303-9998	5.56

Target 2030 Series – Class I Shares

Record Owners

Name and Address	Percentage of Shares

NFS LLC FEBO FIIOC AS AGENT FOR QUALIFIED EMPLOYEE BENEFIT PLANS 401K FINOPS-IC FUNDS 100 MAGELLAN WAY KW1C COVINGTON KY 41015	39.19

T ROWE PRICE RETIREMENT PLAN SERVICES INC FBO RETIREMENT PLAN CLIENTS 4515 PAINTERS MILL ROAD OWINGS MILLS MD 21117-4903	32.73

CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT BENEFIT OF OUR CUSTOMER 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4122	14.66

WILMINGTON TRUST COMPANY CUST FBO EPLAN GROUP TRUST A C 061859-001 1 C O MUTUAL FUNDS PO BOX 8971 WILMINGTON DE 19899-8971	12.06

Target 2030 Series – Class K Shares

Record Owners

Name and Address	Percentage of Shares

TAYNIK & CO C/O INVESTORS BANK & TRUST CO 200 CLARENDON ST FPG 90 BOSTON MA 02116	51.73

Name and Address	Percentage of Shares

MASSACHUSETTS MUTUAL LIFE INS CO C/O DONNA WATSON 1295 STATE ST MIP C105 SPRINGFIELD MA 01111	44.32

Target 2030 Series – Class R Shares

Record Owners

Name and Address	Percentage of Shares

PIMS PRUDENTIAL RETIREMENT AS NOMINEE FOR THE TTEE CUST PL 764 IBEW LOCAL 351 SURETY 830 BEAR TAVERN RD PO BOX 1028 WEST TRENTON NJ 08628	61.59

SUSAN R HOLLIDAY FBO ROCHESTER BUSINESS JOURNAL INC 401 K PROFIT SHARING PLAN TRUST 45 EAST AVE SUITE 500 ROCHESTER NY 14604-2219	13.18

FRONTIER TRUST COMPANY FBO INTERPORT MAINTENANCE CO INC 401 209203 P O BOX 10758 FARGO ND 58106	9.51

Target 2040 Series – Class C Shares

Record Owners

Name and Address	Percentage of Shares

PERSHING LLC P O BOX 2052 JERSEY CITY NJ 07303-9998	17.52

PERSHING LLC P O BOX 2052 JERSEY CITY NJ 07303-9998	12.11

PERSHING LLC P O BOX 2052 JERSEY CITY NJ 07303-9998	7.32

PERSHING LLC P O BOX 2052 JERSEY CITY NJ 07303-9998	7.24

PERSHING LLC P O BOX 2052 JERSEY CITY NJ 07303-9998	6.22

PERSHING LLC P O BOX 2052 JERSEY CITY NJ 07303-9998	6.15

PERSHING LLC P O BOX 2052 JERSEY CITY NJ 07303-9998	6.06

Target 2040 Series – Class I Shares

Record Owners

Name and Address	Percentage of Shares

NFS LLC FEBO FIIOC AS AGENT FOR QUALIFIED EMPLOYEE BENEFIT PLANS 401K FINOPS-IC FUNDS 100 MAGELLAN WAY KW1C COVINGTON KY 41015	36.75

WILMINGTON TRUST COMPANY CUST FBO EPLAN GROUP TRUST A C 061859-001 1 C O MUTUAL FUNDS PO BOX 8971 WILMINGTON DE 19899-8971	25.40

Name and Address	Percentage of Shares

CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT BENEFIT OF OUR CUSTOMER 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4122	23.07

T ROWE PRICE RETIREMENT PLAN SERVICES INC FBO RETIREMENT PLAN CLIENTS 4515 PAINTERS MILL ROAD OWINGS MILLS MD 21117-4903	9.45

Target 2040 Series – Class K Shares

Record Owners

Name and Address	Percentage of Shares

MASSACHUSETTS MUTUAL LIFE INS CO C/O DONNA WATSON 1295 STATE ST MIP C105 SPRINGFIELD MA 01111	53.54

TAYNIK & CO C/O INVESTORS BANK & TRUST CO 200 CLARENDON ST FPG 90 BOSTON MA 02116	41.61

Target 2040 Series – Class R Shares

Record Owners

Name and Address	Percentage of Shares

PIMS PRUDENTIAL RETIREMENT AS NOMINEE FOR THE TTEE CUST PL 764 IBEW LOCAL 351 SURETY 830 BEAR TAVERN RD PO BOX 1028 WEST TRENTON NJ 08628	80.30

NFS LLC FEBO STATE STREET BANK TRUST CO TTEE VARIOUS RETIREMENT PLANS 4 MANHATTANVILLE RD PURCHASE NY 10577-2139	6.39

Target 2050 Series – Class C Shares

Record Owners

Name and Address	Percentage of Shares

PERSHING LLC P O BOX 2052 JERSEY CITY NJ 07303-9998	24.64

PERSHING LLC P O BOX 2052 JERSEY CITY NJ 07303-9998	10.56

PERSHING LLC P O BOX 2052 JERSEY CITY NJ 07303-9998	9.50

PERSHING LLC P O BOX 2052 JERSEY CITY NJ 07303-9998	8.88

PERSHING LLC P O BOX 2052 JERSEY CITY NJ 07303-9998	8.26

PERSHING LLC P O BOX 2052 JERSEY CITY NJ 07303-9998	5.79

Target 2050 Series – Class I Shares

Record Owners

Name and Address	Percentage of Shares

WILMINGTON TRUST COMPANY CUST FBO EPLAN GROUP TRUST A C 061859-001 1 C O MUTUAL FUNDS PO BOX 8971 WILMINGTON DE 19899-8971	85.90

T ROWE PRICE RETIREMENT PLAN SERVICES INC FBO RETIREMENT PLAN CLIENTS 4515 PAINTERS MILL ROAD OWINGS MILLS MD 21117-4903	8.71

CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT BENEFIT OF OUR CUSTOMER 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4122	5.09

Target 2050 Series – Class K Shares

Record Owners

Name and Address	Percentage of Shares

MASSACHUSETTS MUTUAL LIFE INS CO C/O DONNA WATSON 1295 STATE ST MIP C105 SPRINGFIELD MA 01111	87.33

TAYNIK & CO C/O INVESTORS BANK & TRUST CO 200 CLARENDON ST FPG 90 BOSTON MA 02116	9.96

Target 2050 Series – Class R Shares

Record Owners

Name and Address	Percentage of Shares

NFS LLC FEBO STATE STREET BANK TRUST CO TTEE VARIOUS RETIREMENT PLANS 4 MANHATTANVILLE RD PURCHASE NY 10577-2139	83.30

PIMS PRUDENTIAL RETIREMENT AS NOMINEE FOR THE TTEE CUST PL 764 IBEW LOCAL 351 SURETY 830 BEAR TAVERN RD PO BOX 1028 WEST TRENTON NJ 08628	10.39

Dividend Focus Series

Record Owners

Name and Address	Percentage of Shares

CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4122	23.81

MANNING & NAPIER INITIAL INVESTMENT MANNING & NAPIER ADVISORS ATTN DEBBIE ROACH 290 WOODCLIFF DR FAIRPORT NY 14450	23.40

PFPC TRUST CO CUST IRA FBO ANTHONY J SANTELLI 6430 ANN LEE DR NORTH ROSE NY 14516-9743	22.69

WILLIAM H WEINER 1524 TERMON AVE PITTSBURGH PA 15212-1845	13.40

The Advisor

Manning & Napier Advisors, Inc. (“MNA” or the “Advisor”), acts as the Fund’s investment advisor. Mr. William Manning controls the Advisor by virtue of his ownership of the securities of MNA. The Advisor also is generally responsible for supervision of the overall business affairs of the Fund including supervision of service providers to the Fund and direction of the Advisor’s directors, officers or employees who may be elected as officers of the Fund to serve as such.

For the Series other than the Target Series, the Fund pays the Advisor for the services performed a fee at the annual rate of: 0.60% of the Series’ average daily net assets for the Pro-Blend Conservative Term Series; 0.75% of the Series’ average daily net assets for the Pro-Blend Moderate Term Series, Pro-Blend Extended Term Series, and Pro-Blend Maximum Term Series; 1.00% of the Series’ average daily net assets for the Tax Managed Series and Equity Series; 0.70% of the average daily net assets of the Overseas Series; and 0.45% of the Series’ average daily net assets for the Dividend Focus Series. MNA does not receive an advisory fee for the services it performs for the Target Series. However, MNA is entitled to receive an annual management fee from each of the underlying funds. As described below, the Advisor is separately compensated for acting as transfer agent and accounting services agent for the Series.

Under the Investment Advisory Agreement (the “Agreement”) between the Fund and the Advisor, the Fund is responsible for its operating expenses, including: (i) interest and taxes; (ii) brokerage commissions; (iii) insurance premiums; (iv) compensation and expenses of its Directors other than those affiliated with the Advisor; (v) legal and audit expenses; (vi) fees and expenses of the Fund’s custodian, and accounting services agent, if obtained for the Fund from an entity other than the Advisor; (vii) expenses incidental to the issuance of its shares, including issuance on the payment of, or reinvestment of, dividends and capital gain distributions; (viii) fees and expenses incidental to the registration under federal or state securities laws of the Fund or its shares; (ix) expenses of preparing, printing and mailing reports and notices and proxy material to shareholders of the Fund; (x) all other expenses incidental to holding meetings of the Fund’s shareholders; (xi) dues or assessments of or contributions to the Investment Company Institute or any successor; and (xii) such non-recurring expenses as may arise, including litigation affecting the Fund and the legal obligations with respect to which the Fund may have to indemnify its officers and directors.

Pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit each class’s total direct annual operating expenses, exclusive of distribution and shareholder service fees, as shown below. For the Series other than the Target Series, the agreement will remain in effect until February 28, 2011, and may be extended. For the Target Series, the agreement will remain in effect until February 28, 2020, and may be extended. The Advisor’s agreement to limit each class’s operating expenses is limited to direct operating expenses and, therefore, does not apply to the indirect expenses incurred by the Series through their investments in underlying funds or other investment companies.

Series	Contractual Expense Limitation
Pro-Blend Conservative Term Series Class S	0.80%
Pro-Blend Conservative Term Series Class I	0.70%
Pro-Blend Conservative Term Series Class C	0.80%
Pro-Blend Conservative Term Series Class Z	0.80%
Pro-Blend Conservative Term Series Class D	0.80%
Pro-Blend Conservative Term Series Class E	0.80%
Pro-Blend Moderate Term Series Class S	0.95%
Pro-Blend Moderate Term Series Class I	0.85%
Pro-Blend Moderate Term Series Class C	0.95%
Pro-Blend Moderate Term Series Class Z	0.95%
Pro-Blend Moderate Term Series Class D	0.95%
Pro-Blend Moderate Term Series Class E	0.95%
Pro-Blend Extended Term Series Class S	0.95%
Pro-Blend Extended Term Series Class I	0.85%
Pro-Blend Extended Term Series Class C	0.95%
Pro-Blend Extended Term Series Class Z	0.95%
Pro-Blend Extended Term Series Class D	0.95%
Pro-Blend Extended Term Series Class E	0.95%
Pro-Blend Maximum Term Series Class S	0.95%
Pro-Blend Maximum Term Series Class I	0.85%
Pro-Blend Maximum Term Series Class C	0.95%
Pro-Blend Maximum Term Series Class Z	0.95%
Pro-Blend Maximum Term Series Class D	0.95%
Pro-Blend Maximum Term Series Class E	0.95%
Tax Managed Series Class A	1.20%
Tax Managed Series Class B	1.20%
Tax Managed Series Class Z	1.20%
Tax Managed Series Class D	1.20%
Tax Managed Series Class E	1.20%
Overseas Series	0.75%
Equity Series	1.05%
Dividend Focus Series	0.60%

Name of Series	Contractual Expense Limitation by Class
	Class I	Class K	Class R	Class C
Target Income Series	0.05%	0.05%	0.05%	0.05%
Target 2010 Series	0.05%	0.05%	0.05%	0.05%
Target 2020 Series	0.05%	0.05%	0.05%	0.05%
Target 2030 Series	0.05%	0.05%	0.05%	0.05%
Target 2040 Series	0.05%	0.05%	0.05%	0.05%
Target 2050 Series	0.05%	0.05%	0.05%	0.05%

In addition, the Advisor has voluntarily agreed to waive fees and reimburse expenses for the Class S shares of the Pro-Blend Conservative Term Series, Pro-Blend Moderate Term Series, Pro-Blend Extended Term Series, and Pro-Blend Maximum Term Series so that the Class’s total direct annual fund operating expenses do not exceed 0.90% for the Pro-Blend Conservative Term Series and 1.10% for the Pro-Blend Moderate Term Series, Pro-Blend Extended Term Series, and Pro-Blend Maximum Term Series. This voluntary waiver may be changed or discontinued at any time.

For periods ended October 31, the aggregate total of advisory fees paid by the Series to the Advisor were as follows:

	2007		2008		2009
Series	Fees Paid	Fees Waived	Fees Paid	Fees Waived	Fees Paid	Fees Waived
Pro-Blend Conservative Term Series	$707,561	$0	$740,764	$63,198	$1,329,860	$67,022
Pro-Blend Moderate Term Series	$3,360,139	$0	$2,417,910	$56,668	$2,162,090	$50,633
Pro-Blend Extended Term Series	$5,365,462	$0	$4,425,354	$45,102	$3,448,136	$32,977
Pro-Blend Maximum Term Series	$4,044,935	$0	$3,734,292	$181,925	$2,727,593	$111,047
Tax Managed Series	$125,031	$41,835	$187,256	$47,451	$157,789	$49,764
Equity Series	$841,674	$99,731	$3,267,286	$209,273	$6,378,832	$386,621
Overseas Series	$1,073,775	$0	$1,581,848	$61,988	$1,870,220	$144,983
Dividend Focus Series	N/A	N/A	N/A	N/A	$0	$4,891

The Advisor does not charge a management fee for the Target Series.

The Agreement provides that in the event the expenses of the Fund (including the fee of the Advisor but excluding: (i) brokerage commissions; (ii) interest; (iii) taxes; and (iv) extraordinary expenses except for those incurred by the Fund as a result of litigation in connection with a suit involving a claim for recovery by the Fund, or as a result of litigation involving a defense against a liability asserted against the Fund, provided that, if the Advisor made the decision or took the action which resulted in such claim the Advisor acted in good faith without gross negligence or misconduct, and for any indemnification paid by the Fund to its officers, directors and advisors in accordance with applicable state and federal laws as a result of such litigation) for any fiscal year exceed the limits set by applicable regulations of state securities commissions, the Advisor will reduce its fee by the amount of such excess. Any such reductions or refunds are accrued and paid in the same manner as the Advisor’s fee and are subject to readjustment during the year.

The Agreement states that the Advisor shall give the Fund the benefit of its best judgment and effort in rendering services thereunder, but the Advisor shall not be liable for any loss sustained by reason of the purchase, sale or retention of any security, whether or not such purchase, sale or retention shall have been based upon its own investigation and research or upon investigation and research made by any other individual, firm or corporation, if such purchase, sale or retention shall have been made and such other individual, firm or corporation shall have been selected in good faith. The Agreement also states that nothing contained therein shall, however, be construed to protect the Advisor against any liability to the Fund or its security holders by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under the Agreement.

The Agreement also provides that it is agreed that the Advisor shall have no responsibility or liability for the accuracy or completeness of the Fund’s Registration Statement under the 1940 Act or the Securities Act of 1933 except for information supplied by the Advisor for inclusion therein; the Fund agrees to indemnify the Advisor to the full extent permitted by the Fund’s Articles of Incorporation.

The Advisor serves as the Fund’s transfer agent and accounting services agent. The Advisor has entered into agreements dated October 12, 2009 and November 9, 2009 with PNC Global Investment Servicing (U.S.), Inc. (“PNC”), 4400 Computer Drive, Westborough, MA 01581, under which PNC serves as sub-accounting services agent and sub-transfer agent, respectively. Pursuant to a Master Services Agreement dated November 1, 2003, as amended, between the Fund and the Advisor, for fund accounting and transfer agent services for the Target Series, the Fund paid the Advisor a pro-rata portion of the annual fee of $582,000 for the period from the Target Series’ inception through October 31, 2008. Between November 1, 2008 and November 7, 2009 the Fund paid the Advisor an annual fee of $402,000 for these services. Effective November 7, 2009, the fee rates for the Target Series are as follows: an annual fee of 0.025% of the average net assets with a base fee of $40,500 per Target Series. Under the Master Services Agreement, for fund accounting and transfer agent services for the other Series, effective November 7, 2009, the fee rates for the Series other than the Target Series are as follows: an annual fee of 0.0175% on the first $3 billion of average net assets; 0.015% on the next $3 billion of average net assets; and 0.01% of the average net assets in excess of $6 billion; plus a base fee of $25,500 per Series. Additionally, certain transaction, account-based, and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. For servicing the Tax Managed Series, Pro-Blend Conservative Term Series, Pro-Blend

Maximum Term Series, Pro-Blend Moderate Term Series, Pro-Blend Extended Term Series, Equity Series, Overseas Series, Target Series and the Dividend Focus Series in this capacity for the fiscal years ended October 31, 2007, 2008, and 2009 the Advisor received $1,134,753, $1,705,741 and $2,034,618, respectively.

Distribution of Fund Shares

Manning & Napier Investor Services, Inc. (the “Distributor”) acts as Distributor of the Fund shares and is located at the same address as the Advisor and the Fund. The Distributor and the Fund are parties to a distribution agreement (the “Distribution Agreement”) which applies to each class of shares of the Fund.

The Distribution Agreement is renewable annually. The continuation of the Distribution Agreement must be specifically approved by the Board of Directors and separately by the Directors who are not parties to the Distribution Agreement or “interested persons” (as defined under the 1940 Act) of any party to the Distribution Agreement.

The Distributor will not receive compensation for Class A or I shares of the Fund. The Fund’s Board of Directors has adopted a Distribution and Shareholder Services Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) whereby Class B, C, D, E, K, R, and Z shares of each Series are subject to an annual distribution and shareholder services fee (a “Distribution and Shareholder Services Fee”) as shown below.

Each Class’s Distribution and Shareholder Services Fee is calculated on its average daily net assets. The Distribution and Shareholder Services Fee is intended to compensate the Distributor for services and expenses primarily intended to result in the sale of Class B, C, D, E, K, R, and Z shares and/or in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services to holders of Class B, C, D, E, K, R, and Z shares of the Series.

Class	Distribution and Shareholder Services Fee
Class B	1.00%
Class C	1.00%
Class D	0.50%
Class E	0.25%
Class K	0.25%
Class R	0.50%
Class Z	0.75%

The Plan - Class B, C, D, E, K, R, and Z Shares

The Plan has been adopted in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. The Plan shall continue in effect for each Class for so long as its continuance is specifically approved at least annually by votes of the majority of both (i) the Directors of the Fund and (ii) those Directors of the Fund who are not “interested persons” (as defined under the 1940 Act) of the Fund, and have no direct or indirect financial interest in the operation of the Plan or any agreements related to it (referred to as the “Qualified Directors”), cast in person at a Board of Directors meeting called for the purpose of voting on the Plan. The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Directors. With respect to each Class, the Plan may not be amended to increase materially the amount of distribution expenses permitted to be paid under the Plan for such Class without the approval of shareholders holding a majority of the outstanding voting securities of such Class. All material amendments to the Plan must be approved by votes of the majority of both (i) the Directors of the Fund and (ii) the Qualified Directors.

Pursuant to the Plan, Class B, C, D, E, K, R, and Z Shares of each Series are subject to an annual Distribution and Shareholder Services Fee as shown in the chart above. The shareholder services component of the foregoing fee for each Class is limited to 0.25% of the average daily net assets of such Class.

With respect to amounts paid under the Plan for distribution services, the Distributor may use this fee on any activities or expenses primarily intended to result in the sale of shares of the Classes, including, but not limited to, (i) as compensation for the Distributor’s services in connection with distribution assistance; or (ii) as a source of payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers, mutual fund supermarkets and the Distributor’s affiliates and subsidiaries as compensation for services or reimbursement of expenses incurred in connection with distribution assistance.

With respect to shareholder services, the Distributor may use payments under this aspect of the Plan to provide or enter into agreements with organizations, including affiliates of the Distributor, such as the Advisor (referred to as “Service Organizations”), who will provide certain service activities for shareholders of the Classes, including, but not limited to: (i) maintaining accounts relating to shareholders that invest in shares of a Class; (ii) arranging for bank wires; (iii) responding to shareholder inquiries relating to the services performed by Distributor and/or Service Organizations; (iv) responding to inquiries from shareholders concerning their investment in shares of the Classes; (v) assisting shareholders in changing dividend options, account designations and addresses;

(vi) providing information periodically to shareholders showing their position in shares of the Classes; (vii) forwarding shareholder communications from the Fund such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (viii) processing purchase, exchange and redemption requests from shareholders and placing orders with the Fund or its service providers; and (ix) processing dividend payments from the Fund on behalf of shareholders. The Distributor may also use this fee for payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers, mutual fund supermarkets and the Distributor and/or Service Organizations’ affiliates and subsidiaries as compensation for such services.

Generally, the Distribution and Shareholder Services Fee paid under the Plan will not be retained by the Distributor but will instead be reallowed to various financial intermediaries and Service Organizations, including the Advisor, that enter into distribution and/or shareholder servicing agreements with the Distributor. The Plan and class structure of the Fund permit the Fund to allocate an amount of fees to a financial intermediary or Service Organization based on the level of distribution and/or shareholder services it agrees to provide. The Distributor may, in its discretion, voluntarily waive from time to time all or any portion of the Distribution and Shareholder Services Fee payable to the Distributor, and the Distributor is free to make additional payments out of its own assets to promote the sale of Fund shares.

Payments under the Plan are made as described above regardless of the Distributor’s actual cost of providing the services and may be used to pay the Distributor’s overhead expenses. If the cost of providing the services under the Plan is less than the payments received, the unexpended portion of the fees may be retained as profit by the Distributor or waived and reimbursed to the applicable Series.

The table below shows the fees paid under the Distribution and Shareholder Services Plan for the fiscal year ended October 31, 2009.

Series	Class	Fees Paid 2009	Fees Retained by Distributor
Target Income Series	C	$1,173	$0
	K	$73,305	$0
	R	$36	$0
Target 2010 Series	C	$5,219	$0
	K	$20,631	$208
	R	$215	$27
Target 2020 Series	C	$9,266	$0
	K	$33,983	$465
	R	$402	$19
Target 2030 Series	C	$3,415	$0
	K	$25,847	$0
	R	$201	$10
Target 2040 Series	C	$892	$0
	K	$12,635	$0
	R	$411	$5
Target 2050 Series	C	$336	$0
	K	$650	$2
	R	$42	$0

Class S Shareholder Services Plan (the “Plan”)

The Board of Directors of the Fund has adopted a Shareholder Services Plan with respect to Class S shares of the Series. The Plan enables the Fund to directly or indirectly bear expenses relating to the provision by Service Organizations (as defined below) of certain service activities to the shareholders of Class S shares of the Series. Pursuant to the Plan, Class S shares of the Pro-Blend Conservative Term Series and Class S shares of each of the Pro-Blend Moderate Term Series, Pro-Blend Extended Term Series, and Pro-Blend Maximum Term Series are subject to an annual shareholder services fee of up to 0.20% and 0.25% of the Class’s average daily net assets, respectively.

The Fund may use payments under the Plan to enter into agreements with organizations, including affiliates of the Fund, such as the Advisor (referred to as “Service Organizations”), who will provide certain service activities for shareholders of the class, including, but not limited to: (i) maintaining accounts relating to shareholders that invest in shares of the class; (ii) arranging for bank wires; (iii) responding to shareholder inquiries relating to the services performed by the Service Organizations; (iv) responding to inquiries from shareholders concerning their investment in shares of the class; (v) assisting shareholders in changing dividend options, account designations and addresses; (vi) providing information periodically to shareholders showing their position in shares of the class; (vii) forwarding shareholder communications from the Fund such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (viii) processing purchase, exchange and redemption requests from shareholders and placing orders with the Fund or its service providers; and (ix) processing dividend payments from the Fund on behalf of shareholders. Service Organizations may also use this fee for payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers, mutual fund supermarkets and the Service Organizations’ affiliates and subsidiaries as compensation for the services described above.

The Plan shall continue in effect for so long as its continuance is specifically approved at least annually by votes of the majority of both (i) the Directors of the Fund and (ii) those Directors of the Fund who are not “interested persons” (as defined under the 1940 Act) of the Fund, and have no direct or indirect financial interest in the operation of the Plan or any agreements related to it (referred to as the “Qualified Directors”), cast in person at a Board of Directors meeting called for the purpose of voting on the Plan. The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Directors. All material amendments to the Plan must be approved by votes of the majority of both (i) the Directors of the Fund and (ii) the Qualified Directors.

The table below shows the fees paid under the Class S Shareholder Services Plan for the fiscal year ended October 31, 2009.

Series	Fees Paid to Service Organizations in 2009	Fees Paid to Advisor in 2009	Fees Paid to Advisor as a Percentage of All Fees Paid to Service Organizations*
Pro-Blend Conservative Term Series	$381,521	$381,521	100%
Pro-Blend Moderate Term Series	$694,556	$694,556	100%
Pro-Blend Extended Term Series	$1,055,551	$1,055,551	100%
Pro-Blend Maximum Term Series	$879,273	$879,273	100%

•	As contemplated by the Shareholder Services Plan, a portion of the shareholder services fee received by the Advisor is retained by the Advisor as compensation for its provision of service activities to the Class S shareholders of the Series while the remaining portion of the shareholder services fee received by the Advisor is paid by the Advisor to financial institutions and intermediaries as compensation for the service activities they provide to Class S shareholders of the Series.

The Distributor may from time to time and from its own resources pay or allow additional discounts or promotional incentives in the form of cash or other compensation (including merchandise or travel) to financial intermediaries and it is free to make additional payments out of its own assets to promote the sale of Fund shares. Similarly, the Advisor may, from its own resources, defray or absorb costs related to distribution, including compensation of employees who are involved in distribution.

Custodian, Independent Registered Public Accounting Firm, and Counsel

The custodian for the Fund is The Bank of New York Mellon (the “Custodian”), 135 Santilli Highway, Everett, MA 02149. The custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act. The Custodian may, at its own expense, employ one or more sub-custodians on behalf of the Fund, provided that it shall remain liable for all its duties as custodian. The foreign sub-custodians will act as custodian for the foreign securities held by the Fund.

PricewaterhouseCoopers LLP (“PwC”), with offices at 41 South High Street, Suite 2500, Columbus, OH 43215, serves as the independent registered public accounting firm for all the Series. The financial highlights for the respective Series included in the Prospectuses and the financial statements contained in the Annual Reports and incorporated by reference into this Statement of Additional Information for the fiscal year ended October 31, 2009 have been audited by PwC.

The Fund’s counsel is Morgan, Lewis & Bockius LLP (“MLB”), 1701 Market Street, Philadelphia, PA 19103.

Purchases and Redemptions

Check Acceptance Policy. The Fund reserves the right to reject certain forms of payment for share purchases. The Fund maintains a check acceptance policy for share purchases. Investments that are received in an unacceptable form will be returned. Checks must be made payable to the Manning & Napier Fund, Inc. and must be in U.S. dollars. The Fund will not accept cash, third party checks, starter checks, travelers checks, credit card checks, or money orders.

Payment for shares redeemed. Payment for shares presented for redemption may be delayed more than seven days only for (1) any period (a) during which the New York Stock Exchange (“NYSE”) is closed other than customary weekend and holiday closings or (b) during which trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the Fund of securities owned by it is not reasonably practicable or (b) it is not reasonably practicable for the Fund to determine the value of its net assets; or (3) for such other periods as the SEC may by order permit.

Other Information about Purchases and Redemptions. The Fund has authorized several brokers to accept purchase and redemption orders on its behalf, and these brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund’s behalf. Orders placed with an authorized financial intermediary will be processed at the share price of the appropriate Series next computed after they are received in good order by the financial intermediary or its designee, provided that such orders are transmitted to the Fund’s transfer agent in accordance with the Fund’s procedures and applicable law. Accordingly, for you to receive the current business day’s share price, your order must be received by an authorized financial intermediary in good order before the close of regular trading on the NYSE.

Portfolio Managers

This section includes information about the Series’ portfolio managers, including information about the dollar range of Fund shares they own, how they are compensated, and other accounts they manage.

The Advisor’s Senior Research Group establishes the broad investment policies and guidelines used in the management of each Series. For all Series except the Dividend Focus Series, the Advisor’s analysts work with members of the Senior Research Group to develop stock recommendations for the Series in line with the Senior Research Group’s policies and guidelines. Recommendations for security purchases must be approved by the Senior Research Group prior to implementation.

For the Dividend Focus Series, a designated Research Team implements the investment policies and guidelines as well as monitors the investment portfolio for the Series. The Research Team runs quantitative screens to identify stocks for inclusion in the portfolio in line with the Senior Research Group’s policies and guidelines. The resulting portfolio of stocks meeting the quantitative criteria is reviewed and approved by the members of the Dividend Focus Series’ Research Team. No specific member of the Dividend Focus Series’ Research Team is required to approve security purchases and sales.

For the Pro-Blend Series portfolios, the Advisor’s Fixed Income Group, led by Jack Bauer, constructs and monitors the bond portions of the portfolios. This group develops an interest rate overview and a credit approved list that is reviewed by the Senior Research Group prior to implementation. The following individuals serve on the Advisor’s Senior Research Group and/or the Research Team of the Dividend Focus Series. This information is as of October 31, 2009.

Name and Title	Fund Management Role	Dollar Range of Equity Securities Beneficially Owned by the Portfolio Manager in the Series covered by this SAI	Dollar Range of Equity Securities Beneficially Owned by the Portfolio Manager in all Manning & Napier Fund Series
Christian A. Andreach, CFA, Senior Analyst/Managing Director of Consumer Group	Member of Senior Research Group

Equity Series – between $100,001 and $500,000

Overseas Series – between $100,001 and $500,000

Tax Managed Series – between $10,001 and $50,000

Pro-Blend Extended Term Series – between $1 and $10,000

Pro-Blend Conservative Term Series – between $10,001 and $50,000

Between $100,001 and $500,000

Jack Bauer, Senior Analyst/Managing Director of Fixed Income	Member of Senior Research Group	Pro-Blend Extended Term Series – between $100,001 and $500,000	Between $100,001 and $500,000

Jeffrey S. Coons, Ph.D., CFA, Co-Director of Research/ Managing Director of Quantitative Strategies Group	Member of Senior Research Group, Member of Dividend Focus Series Research Team	Pro-Blend Extended Term Series – between $100,001 and $500,000 Pro-Blend Maximum Term Series – between $100,001 and $500,000	Between $500,001 and $1,000,000

Jeffrey W. Donlon, CFA, Senior Analyst/Managing Director of Technology Group	Member of Senior Research Group	Pro-Blend Maximum Term Series – between $50,001 and $100,000	Between $50,001 and $100,000
Brian P. Gambill, CFA, Senior Analyst/Managing Director of Capital Goods & Materials Group	Member of Senior Research Group	Pro-Blend Extended Term Series – between $100,001 and $500,000 Pro-Blend Maximum Term Series – between $1 and $10,000	Between $100,001 and $500,000

Name and Title	Fund Management Role	Dollar Range of Equity Securities Beneficially Owned by the Portfolio Manager in the Series covered by this SAI	Dollar Range of Equity Securities Beneficially Owned by the Portfolio Manager in all Manning & Napier Fund Series
Jeffrey A. Herrmann, CFA, Co-Director of Research/ Managing Director of Themes and Overviews Group	Member of Senior Research Group	Pro-Blend Extended Term Series – between $1 and $10,000 Pro-Blend Maximum Term Series – between $10,001 and $50,000 Equity Series – between $100,000 and $500,000	Between $100,001 and $500,000

Brian W. Lester, CFA, Senior Analyst/Managing Director of Life Sciences Group	Member of Senior Research Group	Equity Series – between $100,001 and $500,000 Overseas Series – between $10,001 and $50,000 Pro-Blend Maximum Term Series – between $10,001 and $50,000	Between $100,001 and $500,000

Michael J. Magiera, CFA, Senior Analyst/Managing Director of Real Estate Group	Member of Senior Research Group

Equity Series – between $500,001 and $1,000,000

Overseas Series – between $100,001 and $500,000

Tax Managed Series – between $50,001 and $100,000

Dividend Focus Series – between $10,001 and $50,000

Pro-Blend Maximum Term Series – between $50,001 and $100,000

Over $1,000,000

Christopher F. Petrosino, CFA, Senior Analyst	Member of Dividend Focus Series Research Team	Overseas Series – between $10,001 and $50,000 Equity Series – between $10,001 and $50,000 Pro-Blend Maximum Term Series – between $1 and $10,000	Between $50,001 and $100,000

Marc Tommasi, Senior Analyst/Managing Director of Global Strategies Group	Member of Senior Research Group	Pro-Blend Extended Term Series – between $500,001 and $1,000,000	Between $500,001 and $1,000,000

Virge J. Trotter, III, CFA, Senior Analyst/Managing Director of Services Group	Member of Senior Research Group	Pro-Blend Maximum Term Series – between $100,001 and $500,000	Between $100,001 and $500,000

Compensation. Analyst compensation is provided in two basic forms: a fixed base salary and bonuses. Bonuses may be several times the level of base salary for successful analysts. The analyst bonus system has been established to provide a strong incentive for analysts to make investment decisions in the best interest of Manning & Napier Advisors, Inc. clients, including Series shareholders.

The bonus structure discussed in this paragraph does not apply to the Dividend Focus Series, which is quantitative in nature. For other investment vehicles managed by the Senior Research Group, the Advisor has a bonus system based on the performance of individual securities. In the analyst bonus system, the gains/losses of securities recommended and reviewed by an analyst are measured over trailing 12-month, 24-month and 36-month time periods and compared to several hurdles. In the case of equity analysts, those hurdles include 0% (i.e., positive returns) and the gain/loss of the S&P 500 Index®. For fixed income analysts, the hurdles are 0% (i.e., positive returns) and the gain/loss on a representative bond benchmark such as the Barclays Capital Aggregate Index. A bonus rate is established for each time period based upon the number of hurdles surpassed by the analyst. The bonus rate could result in a negative, zero, or positive bonus for the period, generally depending upon whether no hurdles, one hurdle, or multiple hurdles are surpassed by an analyst. Bonuses are calculated by multiplying the analyst’s total gain/loss and the bonus rate for each time period and summed over the three time periods. If this calculation results in a negative bonus (e.g., returns below 0% and the benchmark index), then the negative is carried forward until the analyst achieves a positive bonus to offset the negative balance. In total, the bonus system provides incentives to pursue both downside protection and competitive returns versus benchmarks.

Additional compensation may be provided to certain research analysts in the form of fixed bonuses determined by the Co-Directors of Research or based on a portion of the bonuses paid in the analyst bonus system described above. Also, certain employees may be selected to purchase equity in Manning & Napier Advisors, Inc. based upon a combination of performance and tenure. The Advisor may utilize a bonus when recruiting new research employees to help defray relocation costs, if applicable. Equity ownership in the Advisor represents an important incentive for senior investment professionals and serves as another method to align the long-term interest of employees with the best interest of our clients.

The compensation of the Dividend Focus Series’ Research Team and the Senior Research Group is not dependent on the performance of the Series.

Management of Other Portfolios. Manning & Napier Advisors, Inc. does not use a portfolio manager-based structure for the management of investment portfolios. Instead, the Advisor manages mutual funds other than the Dividend Focus Series, other commingled funds, and separate accounts using an analyst-driven process. The Dividend Focus Series is managed using quantitative security selection screens. For funds and separate accounts, the investment recommendations made by an equity analyst will be applied to all portfolios with investment objectives for which the recommendation is appropriate. In addition, the Advisor manages the Dividend Focus Series and separate accounts with the same objective with the same quantitative approach. As a result, the investment professionals involved in managing the Series of the Manning & Napier Fund that invest in equities are also responsible for managing all other portfolios for clients of the Advisor that pursue similar investment objectives (“Similarly Managed Accounts”).

Accordingly, each portfolio manager listed below has been assigned portfolio management responsibility for portions of the Advisor’s Similarly Managed Accounts. The Senior Research Group sets broad investment guidelines, and the individual analysts select individual securities subject to a peer review process. Because the portfolio management role of these individuals extends across all of the Advisor’s Similarly Managed Accounts that hold equities, the information for each portfolio manager listed below relates to all the Similarly Managed Accounts. None of these accounts is subject to a performance-based fee. This information is as of October 31, 2009.

Christopher Petrosino has portfolio management responsibility only for the Dividend Focus Series and for the Advisor’s separately-managed accounts with the same investment objectives.

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accts	Total Assets*	Number of Accts	Total Assets	Number of Accts	Total Assets
Christian A. Andreach	20	$8,620,913,560	19	$2,044,094,938	8,250	$13,947,075,798
Jeffrey S. Coons	20	$8,620,913,560	19	$2,044,094,938	8,250	$13,947,075,798
Jeffrey W. Donlon	20	$8,620,913,560	19	$2,044,094,938	8,250	$13,947,075,798
Brian P. Gambill	20	$8,620,913,560	19	$2,044,094,938	8,250	$13,947,075,798
Jeffrey A. Herrmann	20	$8,620,913,560	19	$2,044,094,938	8,250	$13,947,075,798
Brian W. Lester	20	$8,620,913,560	19	$2,044,094,938	8,250	$13,947,075,798
Michael J. Magiera	20	$8,620,913,560	19	$2,044,094,938	8,250	$13,947,075,798
Christopher F. Petrosino	1	$2,043,851	0	$0	28	$264,258,566
Marc Tommasi	20	$8,620,913,560	19	$2,044,094,938	8,250	$13,947,075,798
Virge J. Trotter, III	20	$8,620,913,560	19	$2,044,094,938	8,250	$13,947,075,798

*	At times assets of the Other Accounts in column 3 may be invested in these registered investment companies.

The Advisor’s fixed income portfolio managers manage the fixed income Series of the Fund, separate accounts with fixed income objectives, and the fixed income portions of mixed asset class investment accounts, other pooled investment vehicles, and separate accounts. Because the portfolio management role of these individuals extends across all the Advisor’s accounts that hold fixed income securities, the information for each portfolio manager listed below relates to all the other accounts under the Advisor’s management. None of these accounts is subject to a performance-based fee. This information is as of October 31, 2009.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accts	Total Assets*	Number of Accts	Total Assets	Number of Accts	Total Assets
Jack Bauer	16	$2,849,197,768	16	$1,936,798,830	7,679	$10,013,590,447

*	At times assets of the Other Accounts in column 3 may be invested in these registered investment companies.

Management of Conflicts of Interest. The Dividend Focus Series is passively managed using quantitative security selection screens. The Advisor also manages separately-managed accounts using the same stock selection approach. The compensation of the Dividend Focus Series’ Research Team and the Senior Research Group is not dependent on the performance of the Dividend Focus Series or separate accounts managed in a similar style. The Advisor has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

For the Fund, other pooled investment vehicles, and Other Accounts that have authorized it to do so, the Advisor trades equities and most fixed income securities on an aggregate basis to increase efficiency of execution. In the event of a partially filled order, the Advisor uses a computer-generated randomizer to objectively assign the order of execution among accounts. Each account that participates in an aggregated order on a particular day will participate at the average security price for that day with all transaction costs shared on a pro-rata basis.

The Advisor’s trading function for equities and most fixed income investments (other than certain fixed income investments, such as new bond issues, as discussed below) is separate from its research function; that is, the individuals recommending and approving security purchases are not the same individuals responsible for executing the trades. For equity and most fixed income security trades, traders exercise individual discretion in order to get the Advisor’s clients the best possible execution on trades, but guidelines as to security, position size, and price are set by the analysts recommending the security. Proprietary and third-party reporting systems monitor implementation of trading programs across the account base.

Occasionally, such as when purchasing new bond issues, the Advisor’s Fixed Income Group identifies the securities to be purchased and a member of the team executes the trades. With respect to any account of the Advisor not receiving a full allocation, the Advisor may purchase more bonds on behalf of such account in the secondary market. In such case, the purchase price of such bonds will likely be higher or lower than that of the initial issue.

To remove the incentive for unauthorized trading and speculation in client accounts, traders are not compensated for profits generated, since investment directives are issued from outside the trading area and then merely implemented by the traders. In addition, the compensation program for individuals recommending securities purchases are based on the returns of the particular security recommended, rather than on the performance of any individual account.

Portfolio Transactions and Brokerage

The Agreement states that in connection with its duties to arrange for the purchase and the sale of securities held in the portfolio of the Fund by placing purchase and sale orders for the Fund, the Advisor shall select such broker-dealers (“brokers”) as shall, in the Advisor’s judgment, implement the policy of the Fund to achieve “best execution”, i.e., prompt and efficient execution at the most favorable securities price. In making such selection, the Advisor is authorized in the Agreement to consider the reliability, integrity and financial condition of the broker, the size and difficulty in executing the order and the value of the expected contribution of the broker to the investment performance of the Fund on a continuing basis. The Advisor is also authorized to consider whether a broker provides brokerage and/or research services to the Fund and/or other accounts of the Advisor. The Fund understands that a substantial amount of its portfolio transactions may be transacted with primary market makers acting as principal on a net basis, with no brokerage commissions being paid by the Fund. Such principal transactions may, however, result in a profit to market makers. In certain instances the Advisor may make purchases of underwritten issues for the Fund at prices which include underwriting fees. The Agreement states that the commissions paid to such brokers may be higher than another broker would have charged if a good faith determination is made by the Advisor that the commission is reasonable in relation to the services provided, viewed in terms of either that particular transaction or the Advisor’s overall responsibilities as to the accounts as to which it exercises investment discretion and that the Advisor shall use its judgment in determining that the amount of commissions paid are reasonable in relation to the value of brokerage and research services provided. The Advisor is further authorized to allocate the orders placed by it on behalf of the Fund to such brokers or dealers who also provide research or statistical material, or other services, to the Fund, the Advisor, or any affiliate of either to the extent permitted by law. Such allocation shall be in such amounts and proportions as the Advisor shall determine, and the Advisor shall report on such allocations regularly to the Fund, indicating the broker-dealers to whom such allocations have been made and the basis therefore.

The research services discussed above may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market economic or institutional areas and information assisting the Fund in the valuation of its investments. The research which the Advisor receives for the Fund’s brokerage commissions, whether or not useful to the Fund may be useful to the Advisor in managing the accounts of the Advisor’s other advisory clients. Similarly, the research received for the commissions of such accounts may be useful to the Fund.

Brokerage Commissions paid in last three fiscal years

	11/1/06 - 10/31/07	11/1/07 - 10/31/08	11/1/08 - 10/31/09
Pro-Blend Conservative Term Series	$57,231	$35,241	$161,169
Pro-Blend Moderate Term Series	$365,456	$386,640	$341,922
Pro-Blend Extended Term Series	$729,558	$694,880	$578,992
Pro-Blend Maximum Term Series	$950,091	$953,436	$729,007
Tax Managed Series	$59,630	$63,427	$35,922
Equity Series	$333,049	$1,167,059	$1,241,861
Overseas Series	$415,773	$469,522	$810,740
Dividend Focus Series*	N/A	N/A	$2,375

*	The Series commenced operation on November 7, 2008.

The brokerage commissions for the Pro-Blend Conservative Term Series and Overseas Series were significantly higher during the fiscal year ended October 31, 2009 due to significant growth in the Series’ net assets.

During the year ended October 31, 2009, the Target Series invested only in the Pro-Blend Series, and therefore did not incur any brokerage commissions.

There were no brokerage commissions paid to affiliates during the last three fiscal years.

Directed Brokerage. For the fiscal year ended October 31, 2009, the following Series paid brokerage commissions to brokers because of research services provided as follows:

Series	Brokerage Commissions Directed in Connection with Research Services Provided	Aggregate Dollar Amount of Transactions for which Such Commissions Were Paid
Pro-Blend Conservative Term Series	$760,320	$119,416,570
Pro-Blend Moderate Term Series	$339,320	$247,844,349
Pro-Blend Extended Term Series	$573,083	$418,978,668
Pro-Blend Maximum Term Series	$723,774	$541,079,615
Tax Managed Series	$35,536	$27,433,199
Equity Series	$1,241,861	$996,581,970
Overseas Series	$794,355	$425,855,480
Dividend Focus Series	$2,375	$2,347,257

Regular Broker-Dealers. The Fund’s regular broker-dealers are (1) the ten broker-dealers that received the greatest dollar amount of brokerage commissions from the Fund; (ii) the ten broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions; and (iii) the ten broker-dealers that sold the largest dollar amount of Series shares. During the fiscal year ended October 31, 2009, the following Series purchased securities issued by the Fund’s regular broker-dealers:

Series	Regular Broker-Dealer	Value of Portfolio Holdings as of 10/31/09 (000’s omitted)
Pro-Blend Conservative Term Series	Goldman Sachs & Co.	$3,904
	JP Morgan Securities	$7,647
	Bank of America Securities LLC	$11,700
	KeyBanc Capital Markets, Inc.	$3,633
	Citigroup Global Markets, Inc.	$11,022
	Barclays Capital, Inc.	$258
	Credit Suisse(USA), Inc.	$44

Pro-Blend Moderate Term Series	Goldman Sachs & Co.	$10,423
	JP Morgan Securities	$5,186
	Bank of America Securities LLC	$8,930
	KeyBanc Capital Markets, Inc.	$3,665
	Citigroup Global Markets, Inc.	$6,727
	Barclays Capital, Inc.	$586
	Credit Suisse(USA), Inc.	$88

Pro-Blend Extended Term Series	Goldman Sachs & Co.	$11,758
	JP Morgan Securities	$2,358
	Bank of America Securities LLC	$8,537
	Citigroup Global Markets, Inc.	$3,905
	Barclays Capital, Inc.	$849
	Credit Suisse(USA), Inc.	$170

Pro-Blend Maximum Term Series	Goldman Sachs & Co.	$315
	JP Morgan Securities	$792
	Credit Suisse(USA), Inc.	$173

Net Asset Value

The net asset value is determined on each day that the NYSE is open for trading. In determining the net asset value of each Series’ shares, common stocks that are traded over-the-counter or listed on national securities exchanges other than the NASDAQ National Market System are valued at the last sale price on the exchange on which each stock is principally traded as of the close of the NYSE (generally 4:00 p.m., Eastern time), or, in the absence of recorded sales, at the closing bid prices on such exchanges. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price. Unlisted securities that are not included in such National Market System are valued at the quoted bid prices in the over-the-counter market. Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in regulated investment companies are valued at their net asset value per share on valuation date. All securities initially expressed in foreign currencies will be converted to U.S. dollars using current exchange rates. Short securities positions are accounted for at value, using the same method of valuation described above. Securities and other assets for which market quotations are not readily available or for which the Advisor deems the market quotations to be unreliable are valued by appraisal at their fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund’s Board of Directors. The Advisor may use a pricing service to obtain the value of the Fund’s portfolio securities where the prices provided by such pricing service are believed to reflect the fair market value of such securities. The methods used by the pricing service and the valuations so established will be reviewed by the Advisor under the general supervision of the Fund’s Board of Directors. Several pricing services are available, one or more of which may be used as approved by the Fund’s Board of Directors.

The foreign securities held by the Series may be listed on foreign exchanges that trade on days when the NYSE is not open and the Series do not price their shares. As a result, the net asset value of a portfolio may change at a time when shareholders are not able to purchase or redeem shares.

If trading or events occurring in other markets after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value taking this trading or these events into account.

Federal Tax Treatment of Dividends and Distributions

The following is only a summary of certain tax considerations generally affecting the Fund and its shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisers with specific reference to their own tax situations, including their state and local tax liabilities.

The following discussion of certain federal income tax consequences is based on the Code, and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, certain administrative changes, or court decisions may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

It is the policy of each of the Series to qualify for the favorable tax treatment accorded regulated investment companies under Subchapter M of the Code. By following such policy, each of the Series expects to be relieved of federal income tax on investment company taxable income and net capital gain (the excess of net long-term capital gain over net short-term capital loss) distributed to shareholders.

In order to qualify as a regulated investment company each Series must, among other things, (1) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities or currencies and net income derived from an interest in a qualified publicly traded partnership (the “90% Test”); and (2) diversify its holdings so that at the end of each quarter of each taxable year (i) at least 50% of the market value of the Series’ total assets is represented by cash or cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited, in respect of any one issuer, to a value not greater than 5% of the value of the Series’ total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or securities of any other regulated investment company) or the securities (other than the securities of other regulated investment companies) of two or more issuers that are engaged in the same, similar, or related trades or businesses if the Series owns at least 20% of the voting power of each such issuer, or the securities of one or more qualified publicly traded partnerships. These requirements may restrict the degree to which the Series may engage in certain hedging transactions and may limit the range of the Series’ investments. If a Series qualifies as a regulated investment company, it will not be subject to federal income tax on the part of its net investment income and net realized capital gains, if any, which it distributes each year to the shareholders, provided the Series distributes at least (a) 90% of its “investment company taxable income” (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital loss) and (b) 90% of its net exempt interest income (the excess of (i) its tax-exempt interest income over (ii) certain deductions attributable to that income).

If for any taxable year, a Series does not qualify as a regulated investment company under Sub-chapter M of the Code, all of its taxable income will be subject to tax at regular corporate tax rates without any deduction for distributions to shareholders and all such distributions will be taxable to shareholders as ordinary dividends to the extent of the Series’ current or accumulated earnings and profits. Such distributions will generally qualify for the corporate dividends-received deduction for corporate shareholders and as qualified dividend income for individual shareholders, subject to certain limitations. In addition, a Series could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company under Sub-chapter M of the Code.

If a Series fails to distribute in a calendar year at least 98% of its ordinary income for the year and 98% of its capital gain net income (the excess of short and long term capital gains over short and long term capital losses) for the one-year period ending October 31 of that year (and any retained amount from the prior year), the Series will be subject to a nondeductible 4% federal excise tax on the undistributed amounts. The Series generally intend to make sufficient distributions to avoid imposition of this tax, except that, as described above, the Tax Managed Series may choose to incur such tax if it anticipates that retaining income will enhance its shareholders’ after-tax total returns.

Distributions declared in October, November, or December to shareholders of record during those months and paid during the following January are treated as if they were received by each shareholder on December 31 of the year in which they are declared for tax purposes.

Each of the Series receives income generally in the form of dividends and interest on such Series’ investments. This income, less expenses incurred in the operation of the Series, constitutes its net investment income from which dividends may be paid to you. All or a portion of the net investment income distributions may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets)) to the extent that the Series receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). In order for some portion of the dividends received by a Series’ shareholder to be qualified dividend income, the Series must meet the holding period and other requirements with respect to the dividend paying stocks in its portfolio, and the shareholder must meet holding period and other requirements with respect to the Series’ shares.

Any distribution by the Series may be taxable to shareholders regardless of whether it is received in cash or in additional shares. A Series may derive capital gains and losses in connection with sales or other dispositions of such Series’ portfolio securities. Distributions from net short-term capital gains will generally be taxable to shareholders as ordinary income. Distributions from net long-term capital gains will be taxable to shareholders as long-term capital gains regardless of how long the shares have been held. Currently the maximum tax rate on long-term capital gains is 15% (lower rates apply to individuals in lower tax brackets). Absent further legislation, the reduced maximum rates on qualified dividend income and long-term capital gains noted above will cease to apply to taxable years beginning after December 31, 2010.

Shareholders who have not held a Series’ shares for a full year should be aware that a Series may designate and distribute, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of investment in the Series.

If a Series’ distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the Series shares and result in higher reported capital gain or lower reported capital loss when those shares on which a distribution was received are sold.

Shareholders will be advised annually as to the federal income tax consequences of distributions made during the year. Certain distributions may qualify for a dividends received deduction for corporate shareholders, subject to holding period requirements and other limitations under the Code, if they are attributable to the qualifying dividend income a Series receives from a domestic corporation and are properly designated by that Series. However, information set forth in the Prospectuses and this Statement of Additional Information which relates to taxation is only a summary of some of the important tax considerations generally affecting purchasers of shares of the Fund’s Series. No attempt has been made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of shares of a Series are urged to consult their tax advisors with specific reference to their own tax situation.

Any gain or loss recognized on a sale, exchange or redemption of shares of a Series by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than one year and otherwise generally will be treated as short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged or redeemed and such shares have been held for six months or less, any loss recognized will be treated as long-term capital loss to the extent of the net capital gain distribution.

With respect to investments in zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, a Series will be required to include as part of its current income the imputed interest on such obligations even though the Series has not received any interest payments on such obligations during that period. Because each Series distributes all of its net investment income to its shareholders, a Series may have to sell Series securities to distribute such imputed income which may occur at a time when the Advisor would not have chosen to sell such securities and which may result in a taxable gain or loss.

A Series’ transactions in certain futures contracts, options, forward contracts, foreign currencies, foreign debt securities, foreign entities treated as investment companies and certain other investment and hedging activities will be subject to special tax rules. In a given case, these rules may accelerate income to the Series, defer losses to the Series, cause adjustments in the holding periods of the Series’ assets, convert short-term capital losses into long-term capital losses, or otherwise affect the character of the Series’ income. These rules could therefore affect the amount, timing, and character of distributions to shareholders. Each Series will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interest of the Series.

Each Series is required for federal income tax purposes to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based indexes required to be marked to market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. The Series may be required to defer the recognition of losses on futures contracts, options contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Series. It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered gain from the sale of securities and therefore will be qualifying income for purposes of the 90% requirement. Each Series distributes to shareholders at least annually any net capital gains which have been recognized for federal income tax purposes, including unrealized gains at the end of the Series’ fiscal year on futures or options transactions. Such distributions are combined with distributions of capital gains realized on the Series’ other investments, and shareholders are advised on the nature of the distributions.

Certain underlying funds and ETFs may not produce qualifying income for purposes of the 90% Test (as described above) which must be met in order for a Series to maintain its status as a regulated investment company under the Code. If one or more underlying funds and/or ETFs generates more non-qualifying income for purposes of the 90% Test than the Series’ portfolio management expects it could cause the Series to inadvertently fail the 90% Test thereby causing the Series to inadvertently fail to qualify as a regulated investment company under the Code.

Distributions by a Series to shareholders and the ownership of shares may be subject to state and local taxes. Therefore, shareholders are urged to consult with their tax advisors concerning the application of state and local taxes to investments in the Series, which may differ from the federal income tax consequences. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by a Series. Investment in Ginnie Mae or Fannie Mae securities, bankers acceptances, commercial paper, and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-fee treatment. The rules on exclusion of this income are different for corporate shareholders. Shareholders are urged to consult with their tax advisors regarding whether, and under what conditions, such exemption is available.

Dividends and interest received by a Series may be subject to income, withholding or other taxes imposed by foreign countries and United States possessions that would reduce the yield on each of the Series’ securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors. If more than 50% of the value of a Series’ total assets at the close of its taxable year consists of securities of foreign corporations, the Series will be eligible to file an election with the Internal Revenue Service that will enable shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and United States possessions’ income taxes paid by the Series. Pursuant to the election, the Series will treat those taxes as dividends paid to its shareholders. Each shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit (subject to significant limitations) against the shareholder’s federal income tax. If the Series makes the election, it will report annually to its shareholders the respective amounts per share of the Series’ income from sources within, and taxes paid to, foreign countries and United States possessions.

In certain cases, a Series will be required to withhold and remit to the U.S. Treasury 28% of any taxable dividends, capital gain distributions and redemption proceeds paid to a shareholder (1) who has failed to provide a correct and properly certified taxpayer identification number, (2) who is subject to backup withholding by the Internal Revenue Service, (3) who has not certified to the Fund that such shareholder is not subject to backup withholding, or (4) who has failed to certify that he or she is a U.S. person (including a U.S. resident alien). This backup withholding is not an additional tax, and any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability.

Dividends paid to nonresident alien individuals and foreign entities are potentially subject to different tax treatment, including a possible U.S. federal income tax, required to be withheld by the applicable Series, at a 30% rate (or a lower rate provided by an applicable income tax treaty). Certification of foreign status by such shareholders also will generally be required to avoid backup withholding on capital gain distributions and redemption proceeds. For taxable years of a Series beginning after December 31, 2004 and not beginning after December 31, 2009, interest-related dividends and short-term capital gain dividends paid to nonresident alien individuals and foreign entities (subject to certain limitations) are not subject to the 30% (or lower treaty rate) withholding tax.

Performance Reporting

The performance of the Series of the Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. It may also be compared to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. The Series’ annual reports contain additional performance information. These reports are available without charge at the Fund’s website, www.manningnapieradvisors.com, or by calling 1-800-466-3863.

Financial Statements

Each Series’ audited financial statements, including the report of PwC thereon, from the Series’ annual reports for the fiscal year ended October 31, 2009 are hereby incorporated by reference into this Statement of Additional Information. These Reports may be obtained without charge by calling 1-800-466-3863. The financial statements with respect to the Series have been audited by PwC.

Appendix A - Description of Bond Ratings1

Moody’s Investors Service, Inc. (“Moody’s”) Short-Term Prime Rating System - Taxable Debt and Deposits Globally

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prime-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations.

Prime-1 repayment ability will often be evidenced by many of the following characteristics:

Leading market positions in well-established industries.

High rates of return on funds employed.

Conservative capitalization structure with moderate reliance on debt and ample asset protection.

Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuers rated Not Prime do not fall within any of the Prime rating categories.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody’s rating on a bank’s ability to repay senior obligations extends only to branches located in countries which carry a Moody’s Sovereign Rating for Bank Deposits. Such branch obligations are rated at the lower of the bank’s rating or Moody’s Sovereign Rating for Bank Deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody’s ratings do not incorporate an opinion as to whether payment of the obligation will be affected by actions of the government controlling the currency of denomination. In addition, risks associated with bilateral conflicts between an investor’s home country and either the issuer’s home country or the country where an issuer’s branch is located are not incorporated into Moody’s short-term debt ratings.

If an issuer represents to Moody’s that its short-term debt obligations are supported by the credit of another entity or entities, then the name or names of such supporting entity or entities are listed within the parenthesis beneath the name of the issuer, or there is a footnote referring the reader to another page for the name or names of the supporting entity or entities. In assigning ratings to such issuers, Moody’s evaluates the financial strength of the affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment.

[1]

The ratings indicated herein are believed to be the most recent ratings available at the date of this statement of additional information for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which will be given to these securities on the date of the fund’s fiscal year-end.

Moody’s Corporate Bond Ratings

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody’s applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicated that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicated a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Standard & Poor’s Short-Term Issue Credit Ratings

A-1: A short-term obligation rated A-1 is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Standard & Poor’s Corporate Bond Ratings

Aaa: An obligation rated Aaa has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated AA differs from the highest-rated obligations only in a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor’s capacity to meet its financial commitment on the obligation.

B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated CC is currently highly vulnerable to nonpayment.

C: The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D: An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments are jeopardized.

Plus (+) or Minus (-): The rating from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

r: This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk, such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

Appendix B - Procedures for the Nominating Committee’s Consideration of Potential Nominees Submitted by Stockholders

A nominee for nomination as a Director submitted by a stockholder will not be deemed to be properly submitted to the Committee for the Committee’s consideration unless the following qualifications have been met and procedures followed:

1.	A stockholder or group of stockholders (referred to in either case as a “Nominating Stockholder”) that, individually or as a group, has beneficially owned at least 5% of the Fund’s common stock for at least two years prior to the date the Nominating Stockholder submits a candidate for nomination as a Director may submit one candidate to the Committee for consideration at an annual meeting of stockholders.

2.	The Nominating Stockholder must submit any such recommendation (a “Stockholder Recommendation”) in writing to the Fund, to the attention of the Secretary, at the address of the principal executive offices of the Fund.

3.	The Stockholder Recommendation must be delivered to or mailed and received at the principal executive offices of the Fund not less than the date specified in a public notice by the Fund. Such public notice shall be made at least 30 calendar days prior to the deadline for submission of Stockholder Recommendations. Such public notice may be given in a stockholder report or other mailing to stockholders or by any other means deemed by the Committee or the Board of Directors to be reasonably calculated to inform stockholders.

4.	The Stockholder Recommendation must include: (i) a statement in writing setting forth (A) the name, date of birth, business address and residence address of the person recommended by the Nominating Stockholder (the “candidate”); (B) any position or business relationship of the candidate, currently or within the preceding five years, with the Nominating Stockholder or an Associated Person of the Nominating Stockholder (as defined below); (C) the class or series and number of all shares of the Fund owned of record or beneficially by the candidate, as reported to such Nominating Stockholder by the candidate; (D) any other information regarding the candidate that is required to be disclosed about a nominee in a proxy statement or other filing required to be made in connection with the solicitation of proxies for election of Directors pursuant to Section 20 of the Investment Company Act of 1940, as amended (the “1940 Act”) and the rules and regulations promulgated thereunder; (E) whether the Nominating Stockholder believes that the candidate is or will be an “interested person” of the Fund (as defined in the 1940 Act) and, if believed not to be an “interested person,” information regarding the candidate that will be sufficient for the Fund to make such determination; and (F) information as to the candidate’s knowledge of the investment company industry, experience as a director or senior officer of public companies, directorships on the boards of other registered investment companies and educational background ; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Director if elected; (iii) the written and signed agreement of the candidate to complete a directors’ and officers’ questionnaire if elected; (iv) the Nominating Stockholder’s consent to be named as such by the Fund; (v) the class or Series and number of all shares of the Fund owned beneficially and of record by the Nominating Stockholder and any Associated Person of the Nominating Stockholder and the dates on which such shares were acquired, specifying the number of shares owned beneficially but not of record by each, and stating the names of each as they appear on the Fund’s record books and the names of any nominee holders for each; and (vi) a description of all arrangements or understandings between the Nominating Stockholder, the candidate and/or any other person or persons (including their names) pursuant to which the recommendation is being made by the Nominating Stockholder. “Associated Person of the Nominating Stockholder” as used in this paragraph 4 means any person required to be identified pursuant to clause (vi) and any other person controlling, controlled by or under common control with, directly or indirectly, (a) the Nominating Stockholder or (b) any person required to be identified pursuant to clause (vi).

5.	The Committee may require the Nominating Stockholder to furnish such other information as it may reasonably require or deem necessary to verify any information furnished pursuant to paragraph 4 above or to determine the qualifications and eligibility of the candidate proposed by the Nominating Stockholder to serve on the Board. If the Nominating Stockholder fails to provide such other information in writing within seven days of receipt of written request from the Committee, the recommendation of such candidate as a nominee will be deemed not properly submitted for consideration, and will not be considered, by the Committee.

Appendix C - Manning & Napier Advisors, Inc. Proxy Policy and Procedures

Policy

BACKGROUND

Proxy policy has had a lengthy history in the investment world. The Department of Labor’s (“DOL”) active voice in proxy policy began in 1988 with the Avon letter followed by the Proxy Project Report in 1989. Each notice by the DOL further defined and clarified the importance of exercising proxy votes in an active and diligent manner. Unless the plan documents explicitly reserve voting authority to the trustee, the investment manager has the authority — and the obligation — to vote as a fiduciary.

The Monks letter, issued by the DOL in January 1990, stated that the investment manager has a fiduciary obligation to match proxies received with holdings on a record date and to take reasonable steps to ensure that the proxies for which it is responsible are received. It further states that the named fiduciary who appointed the investment manager must periodically monitor the activities of the investment manager, which includes the monitoring of proxy procedures and proxy voting.

In 1994, the DOL issued Interpretive Bulletin #94-2, (the “Bulletin”), which summarizes the Department’s previous statements on the duties of ERISA fiduciaries to vote proxies relating to shares of corporate stock, and describes the Department’s view of the legal standards imposed by ERISA on the use of written statements of investment policy, including proxy voting. The Bulletin “reaffirms its longstanding position that plan officials are responsible for voting proxies, unless that responsibility has been delegated to an investment manager. In that case, plan officials should monitor the manager’s activities.”

The Bulletin concludes, “where the authority to manage plan assets has been delegated to an investment manager, the general rule is that the investment manager has the sole authority to vote proxies relating to such plan assets. If the plan document or the investment management contract expressly precludes the investment manager from voting proxies, the responsibility would lie with the trustee or with the named fiduciary who has reserved to itself (or another authorized fiduciary) the right to direct the plan trustee regarding the voting of proxies.” The Bulletin notes that a reservation could be limited to the voting of only those proxies relating to specified assets or issues.

In 2003, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments under the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940 to require registered investment advisors and registered mutual fund companies to provide disclosure on voting proxies. The amendments require notification to clients of the method to obtain proxy records and policy. The advisor is required to disclose voting records and make available policies and procedures reasonably designed to ensure that the advisor votes proxies in the best interests of their clients.

PROXY POLICY

In accordance with the guidelines of the DOL and the SEC, it is Manning & Napier’s policy regarding proxies to:

1.	Discharge our duties prudently, in the interest of plans, plan fiduciaries, plan participants, beneficiaries, clients and shareholders (together “clients”).

2.	Act prudently in voting of proxies by considering those factors which would affect the value of client assets.

3.	Maintain accurate records as to voting of such proxies that will enable clients to periodically review voting procedures employed and actions taken in individual situations.

4.	Provide, upon request, a report of proxy activity for clients reflecting the activity of the portfolio requested.

5.	By following our procedures for reconciling proxies, take reasonable steps under the particular circumstances to ensure that proxies for which we are responsible are received by us.

6.	Make available, upon request, this policy to all plan fiduciaries, clients and shareholders.

7.	Comply with all current and future applicable laws, rules and regulations governing proxy voting.

Procedures

INTRODUCTION

“Proxy Season” is generally defined as February to June (although there are meetings held throughout the year, this is the peak period). During this time, Manning & Napier receives thousands of proxies and annual statements for processing. The purpose of this section of the booklet is to explain our process in accordance with SEC and DOL requirements. This booklet can be retained to satisfy the DOL requirement that fiduciaries monitor the voting procedures of the investment manager.

ARRIVAL OF THE PROXIES

The majority of proxy ballots are received electronically through a centralized system used by many custodians. This electronic link allows for daily notification, monitoring, efficient voting and record keeping of the Firm’s proxy voting activity.

However, some proxies are still received in paper form and are mailed to the Firm. When proxies are received from the Post Office, they are delivered to the Firm and provided to our Proxy Department.

FILE ORGANIZATION AND VOTING DIRECTION

A. Procedures for Manning Yield Dividend-Focus Portfolio and Manning & Napier Fund, Inc. Dividend Focus Series

When the proxies arrive, the Corporation Actions & Proxy Processor logs the proxy into our centralized proxy management software, creates a file containing proxy materials, inserts an analyst checklist, and adds any proxy materials received. For each proxy, the Corporation Actions & Proxy Processor will then determine whether the security that is the subject of the proxy is held by the Dividend Focus Series and one or more other series of the Manning & Napier Fund, Inc. (the “Fund”).

With respect to a security held by the Dividend Focus Series and one or more other series of the Fund, such proxies will be voted in accordance with Manning & Napier’s Proxy Guidelines and the procedures described under sub-section B below. All other proxies for the Dividend Focus Series and all proxies for the Manning Yield Dividend-Focus Portfolio will be voted by RiskMetrics Group, an independent company that specializes in providing a variety of proxy-related services, in accordance with RiskMetrics’ written proxy voting policies and procedures (“RiskMetrics’ Proxy Procedures”).

In light of the foregoing, Manning & Napier has reviewed and determined that RiskMetrics’ Proxy Procedures are consistent with Manning & Napier’s Proxy Policy and its fiduciary duty with respect to its clients. Manning & Napier will review any material amendments to RiskMetrics’ Proxy Procedures to determine whether such procedures continue to be consistent with Manning & Napier’s Proxy Policy and its fiduciary duty with respect to its clients. A summary of RiskMetrics’ Proxy Procedures is attached as an addendum to its policy.

B. Procedures for All Other Investment Companies and Clients

When the proxies arrive, the Corporate Actions & Proxy Processor logs the proxy into our centralized proxy management software, creates a file containing proxy materials, inserts an analyst checklist, adds any proxy materials received, and forwards to the Research Administrative Assistant. The Research Administrative Assistant logs the proxy receipt into a proxy database, prints proxy report, reviews issues and adds reference materials. The proxy is then forwarded to the appropriate analyst. The analyst reviews the materials, indicates a vote, approves by signature and returns the file to the Research Administrative Assistant. The proxy database is logged as complete and the file is returned to the Corporate Actions & Proxy Processor. If voting is contrary to the general recommendations of Manning & Napier’s Proxy Guidelines on any issue, the analyst must document why this vote is in the economic best interests of shareholders. Also, the rationale for votes on issues for which these guidelines do not make general recommendations must be documented. These votes and rationales are later reported upon request to fiduciaries, clients and shareholders in the Proxy Voting Report. The Corporate Actions & Proxy Processor is responsible for maintaining the proxy files by security, by year and provides safekeeping of the documents. Vote decisions are kept in the folders as well as the proxy database. In the event of an error in voting, the Manager of Research Administration will complete the error write-up and notify the CCO.

If the Firm and/or its affiliates own greater than a 5% position in a company, the proposed proxy vote should be approved by one of the Directors of Research.

If the Firm and/or its affiliates own greater than a 25% position in an iShares Exchange Traded Fund, we will vote the shares in the same proportion as the vote of all other holders of shares of such iShares fund.

CORPORATE ACTIONS

The monitoring of corporate actions is done by the Corporate Actions & Proxy Processor in the Operations Department. The Firm subscribes to CCH Incorporated (Capital Changes Incorporated), an online Corporate Actions monitoring company. With this subscription, the Firm is able to check daily corporate actions for client holdings and retrieve historical data as well. The Corporate Actions Coordinator is also in contact with the Mutual Fund Accounting Department and the sub-transfer agent for the Fund, Inc., as they all share/verify information regarding corporate actions. Voluntary corporate actions are verified through Bloomberg and with the custodian. Verification of mandatory corporate actions is done monthly through our Reconciling Department.

CONFLICTS OF INTEREST

There are potential conflicts of interest that may arise in connection with the Firm or the Analyst responsible for voting a company’s proxy. Examples of potential conflicts may include the following: (1) the voting Analyst is aware that a client of the advisor or its affiliates is a public company whose shares are held in client portfolios; (2) the voting Analyst (or a member of their immediate family) of the advisor or its affiliates also has a personal interest in the outcome of a matter before shareholders of a particular security that they cover as an Analyst; (3) an employee (or a member of their immediate family) of the advisor or its affiliates is a Director or Officer of such security; (4) an employee (or a member of their immediate family) is a Director candidate on the proxy; or (5) the voting Analyst (or a member of their immediate family), the advisor or its affiliates have a business relationship with a participant in a proxy contest, corporate director or director candidates.

In recognizing the above potential conflicts, the following controls have been put in place: (1) a written confirmation provided in the proxy folder that no conflict of interest exists with respect to each proxy vote to be completed by the Analyst. If an Analyst indicates an affirmative response to any of the above conflicts identified such Analyst shall be immediately removed from the responsibility of voting such proxy; and (2) a Proxy Policy Committee has been created to resolve any apparent or potential conflicts of interest. The Proxy Policy Committee may utilize the following to assist in seeking resolution (including, without limitation, those instances when the Advisor potentially has an institutional conflict): (1) voting in accordance with the guidance of an independent consultant or outside counsel; (2) designation of a senior employee or committee member to vote that has neither a relationship with the company nor knowledge of any relationship between the advisor or its affiliates with such company; (3) voting in proportion to other shareholders of the issuer; (4) voting in other ways that are consistent with the advisor and its affiliates obligation to vote in clients’ collective best interest.

The Proxy Policy Conflicts Committee is responsible for developing procedures to identify material conflicts of interest with respect to the activities of Manning & Napier and RiskMetrics.

PROXY RECONCILIATION

Manning & Napier has a customized computer program designed to produce a proxy reconciliation report which prints in detail all of the information necessary to match the proxies of a ballot to the holdings on the record date. After both electronic and paper ballots have been matched to the holdings on the record date, voted pursuant to the procedures, and returned to the company, a review of the proxy report will show any proxies not received. In the event a proxy is not received, an email is sent to the custodian requesting a control number so that the votes can be entered manually online.

In the event a proxy ballot is received by Manning & Napier for a security which we do not have investment discretion or proxy authority, a best effort will be made to redirect the proxy to the record owner.

OUTSIDE VENDOR

Manning & Napier Advisors, Inc. has an established proxy policy with detailed procedures and guidelines. Manning & Napier’s policy is to monitor and vote proxies in the best interest of our clients and in compliance with applicable laws, rules and regulations. The Firm may outsource its proxy voting, including when the Firm has identified a conflict of interest, for certain products.

INQUIRIES

If you have any questions regarding our proxy voting procedures or if you would like to obtain a copy of our voting record for your holdings, please direct your written request to your Account Representative.

Guidelines

ANALYSTS’ GUIDELINES

The analysis of individual stock proxy issues is a component of equity research, and thus Manning & Napier has a fiduciary responsibility to vote proxies according to the economic best interests of our clients. The research analyst who recommended the stock or who is responsible for following stocks in a particular industry reviews voting direction on an individual basis. The analyst considers the specific investment strategy used to buy the stock, in conjunction with the guidelines outlined below. It is expected that the analyst will discharge his/her proxy duties prudently, solely in the best interest of our clients, and for the exclusive purpose of providing benefits to those clients.

The following serves as a guide to aid the analysts in voting proxies. This list is not exhaustive, and is subject to revision as new issues arise. Ultimately, it is up to the analyst to decide what is best in each individual situation, considering what best serves shareholders’ interests. The underlying principle is to protect the value of the security. Value is affected by proxy issues such as voting rights, limits on ownership, accountability of management and directors, etc. A secondary principle is that it is not up to us as fiduciaries to make a social stand on issues, unless they clearly affect the rights of shareholders and the value of the security.

CORPORATE GOVERNANCE/OTHER LOBBYIST COMMUNICATIONS

Periodically, the analysts may receive calls from lobbyists or solicitors trying to persuade us to vote a certain way on a proxy issue, or from other large stockholders trying to persuade us to join our vote with theirs to exercise control of the company. We will take their opinions into consideration, but our policy is simply to vote in accordance with what we feel is in the best interest of our clients and shareholders and which maximizes the value of their investment.

STANDARD DOMESTIC ISSUES

Election of Directors: Generally, if not contested, we will vote FOR the nominated directors. For each director, care must be taken to determine from the proxy statement each director’s: attendance at meetings, investment in the company, status inside and outside the company, governance profile, compensation, independence from management, and related/relevant parameters. If the director’s actions are questionable on any of these items, the analyst may WITHHOLD election for the director.

In a contested race, voting decisions should be based on the track record of both slates of candidates, an analysis of what each side is offering to shareholders, and a determination of the likelihood of each slate to fulfill promises. Candidate backgrounds and qualifications should be considered, along with benefit to shareholders of diversity on the board. If the proposed election of directors would change the number of directors, the change should not diminish the overall quality and independence of the board.

Because of the complexity and specific circumstances of issues concerning a contested race, these issues should be decided on a case-by-case basis.

Appointment of Auditors: A change of auditors that compromises the integrity of the independent audit process or a change of auditors due to the auditors’ refusal to approve a company’s financial statement should be voted AGAINST.

NON-STANDARD DOMESTIC ISSUES

Director/Management Accountability: As overseers of management for the shareholders, directors should be held accountable to shareholders. We therefore recommend a vote AGAINST any proposal which would limit director liability. Examples would include proposals to limit director liability or independence, or to unreasonably indemnify directors.

While it may be inevitable, especially in smaller companies, that the positions of Chairperson and Chief Executive Officer be combined in some cases, it generally increases management accountability to shareholders if the CEO is accountable to an independent Chairman. Therefore, we recommend a vote FOR proposals requiring that different persons serve as the Chairperson and Chief Executive Officer.

Similarly, where practical, any nominating, compensation, or audit committees should be independent of management. The purpose of these Committees is the implementation of Board oversight of management, and this purpose is best served if the majority of directors on such committees are independent directors. Therefore, we recommend a vote FOR requirements that these committees have a majority of independent directors.

Compensation Issues: Stock Incentive Plans usually permit a compensation committee to issue stock options to “key” personnel. These plans usually specify the maximum number of shares to be issued but do not specify under what conditions they would be issued. This is not necessarily a problem, as we wish to leave most compensation issues to management (unless someone is grossly overpaid), and we want management and employees in general to own stock so that their interests will be more in line with shareholders. Consequently, we have to examine the incentive plan carefully to see if it is overly generous. If the shares proposed to be issued to management total 50% of the outstanding shares, then the value of our clients’ holdings have probably fallen 50%.

When deciding whether or not to vote for these plans, we consider whether there will be too much dilution. Increasing the number of shares outstanding by 5% each year for 10 years is clearly too much dilution. Second, we consider the market value at current prices and with a slight change in market value. If management has been doing a poor job, should an additional $100 million in compensation be paid if the stock goes up by 10%? Not likely. Finally, we are suspicious of any plan that entitles management to buy stock below market value. They will be compensated for doing nothing at all for shareholders. Any vote cast regarding Stock Incentive Plans should be determined on a case-by-case basis and must be justifiable by the analyst casting the vote.

This analysis should also apply to other forms of Executive Compensation plans. Any such programs should provide challenging performance objectives and serve to motivate executives, and should not be excessively generous or provide incentives without clear goals. With these considerations in mind, any vote on Executive Compensation should be determined on a case-by-case basis. As a general rule, we recommend votes FOR proposals to link compensation to specific performance criteria, and FOR proposals that increase the disclosure of management compensation, while we recommend votes AGAINST “golden parachutes”, and similar proposals, unless the award protects the shareholders by only being granted when the shareholders have benefited along with the executives receiving the award. With regards to SERP’s, or Supplemental Executive Retirement Plans, we would generally vote FOR shareholder proposals requesting to put extraordinary benefits contained in supplemental executive retirement plan’s agreements to a shareholder vote, unless the company’s executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans. SERPs may be viewed as discriminatory. Participating executives, who are selected by the company, may get better benefit formulas than provided under the employee-wide plan. Therefore, all other issues in relation to SERP’s should be voted on a case-by-case basis.

In general, we would vote FOR shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders’ needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company. We would vote AGAINST shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation. We would also vote AGAINST shareholder proposals requiring director fees be paid in stock only.

We would vote FOR shareholder proposals to put option re-pricings to a shareholder vote. In addition, we would vote FOR shareholder proposals seeking disclosure of the board’s or compensation committee’s use of compensation consultants, such as the company name, business relationships and fees paid.

We would vote on a case-by-case basis on shareholder proposals that request the board establish a pay-for-superior performance standard in the company’s compensation plan for senior executives. The vote for such issues would be based on what aspects of the company’s current annual and long-term equity incentive programs are performance driven. Finally, we would vote on a case-by-case basis for all other shareholder proposals regarding executive and director pay, taking into account the company’s performance, pay levels versus peers’ compensation, pay level versus industry-typical compensation, and long-term corporate outlook.

Outside director incentives work best when they are closely aligned with the interest of the shareholders (e.g., compensation in the form of reasonable stock grants) and are not at the discretion of management (e.g., revocable benefits). Based on these principles, votes on most outside director compensation issues should be made on a case-by-case basis.

Terms of Directors: In order to hold directors accountable, they should be subject to frequent re-election – ideally, on an annual basis. Therefore, we recommend a vote AGAINST any proposal to extend the terms of directors and a vote FOR any proposal to shorten the term of directors in office. This is not to be construed as a limit on terms that can be served, but merely a preference to make directors stand for election regularly.

Staggered Boards: A staggered Board is one in which directors are divided into three (sometimes more) classes, with each serving three-year (sometimes more) terms, with each class re-election occurring in a different year. A non-staggered Board serves a one-year term and Directors stand for re-election each year.

Proposals to adopt a staggered board amendment to the charter or bylaws usually are accompanied by provisions designed to protect the staggered board. Such provisions may include: supermajority voting requirements if shareholders wish to increase the number of directors; provisions allowing shareholders to remove directors only for cause; provisions stipulating that any board vacancies occurring between elections be filled only by a vote of the remaining board members, not the shareholders; and lock-in provisions requiring a supermajority shareholder vote to alter the amendment itself. All of these provisions reduce director accountability and undermine the principle that directors should be up for re-election on a frequent basis. We, therefore, recommend a vote AGAINST such proposals.

Majority Vote in Director Elections: We would generally vote FOR binding resolutions requesting that the board change the company’s bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carve-out for a plurality vote standard when there are more nominees than board seats. Companies should also adopt a post-election policy (also know as a director resignation policy) that will provide guidelines so that the company will promptly address the situation of a holdover director.

Cumulative Voting: Cumulative voting permits proportional representation on the board of directors. Without it, a group with a simple majority could elect all directors. However, there are issues that arise depending on whether the board is staggered or non-staggered.

On a non-staggered board, cumulative voting exposes management to the disciplinary effects of the market for corporate control, which, in turn, encourages management to maximize share value. On a staggered board, cumulative voting can act as an anti-takeover defense and, as a result, could diminish the positive impact on management efficiency of the market for corporate control.

Due to the complexity of this issue, any vote cast regarding cumulative voting should be determined on a case-by-case basis after careful consideration by the analyst responsible for that security. The basic principle of protecting property value of the security should be the determining criteria.

Supermajority Voting Provisions: Many proxy proposals require only a majority vote from shareholders in order to be ratified. Supermajority provisions are those that require more than a majority, usually 67% to 80% of the outstanding shares. These proposals generally provide that such a supermajority provision cannot be changed without the vote of the same percentage of shares outstanding. These provisions are usually intended to prevent any takeover of the company and to insulate insiders from shareholder pressure. We recommend a vote AGAINST such a proposal. Exceptions would be in cases where there is an economic benefit to protecting the interests of minority shareholders.

Multiple Classes of Stocks: Multiple classes of stock, which would give more voting rights to one class of shareholders at the expense of another, would clearly affect the rights of all shareholders. We recommend a vote AGAINST any proposal which divides common equity into more than one class of stock or which limits the voting rights of certain shareholders of a single class of stock. The exception would only occur if a subsidiary of a company issued its own class of common stock, such as General Motor’s class E (for EDS) and H (for Hughes) stock.

Similarly, we recommend a vote AGAINST any proposal to give the board of directors broad powers with respect to establishing new classes of stock and determining voting, dividend, and other rights without shareholder review. An example would be requests to authorize “blank-check” preferred stock.

Poison Pills: Stock Purchase Rights Plans (“Poison Pills”) generally take the form of rights or warrants issued to shareholders that are triggered by an outsider acquiring a predetermined quantity of stock in the corporation. When triggered, Poison Pills give shareholders the ability to purchase shares from or sell shares back to the company or, in the case of a hostile acquisition, to the potential acquirer at a price far out of line with their fair market value. The triggering event can either transfer a huge amount of wealth out of the Target Company or dilute the equity holdings of the potential acquirer’s pre-existing shareholders. In both cases, the Poison Pill has the potential to act as a doomsday machine in the event of an unwanted control contest, providing a target’s board with veto power (all it has to do is refuse to redeem the pill) over takeover bids, even if they are in the best interest of target shareholders.

Rights plans are promoted by management as a method of ensuring that a firm’s potential acquirers do not give a two-tiered offer for a firm. This would have the effect of forcing a shareholder to tender his shares against his will. Although there may be some truth to this argument, the bottom line is that they permit some shareholders to obtain stock at a discount while preventing others from doing so. They can discourage outsiders from taking a position in the firm, because a certain level of ownership would result in lost property rights. Insiders want to protect their position and reduce the influence of outsiders. This type of proposal reduces director and management accountability to shareholders, and consequently we recommend a vote AGAINST such proposals. Exceptions can be made in cases where takeover attempts are detrimental to the long-term economic best interests of the shareholders and/or if the poison pill may raise the takeover premium received by existing shareholders.

Special Meetings of Shareholders: Any proposal which would limit or restrict the ability of shareholders to call a special meeting would limit their ability to exercise their rights as a shareholder. Since these proposals are contrary to shareholder interests, we recommend a vote AGAINST any proposal that would place such limits.

Shareholder recovery of proxy contest costs: Voting to reimburse proxy solicitation expenses should be analyzed on a case-by-case basis. Shareholders who initiate proxy contests against fund boards sometimes seek to have their expenses from the solicitation reimbursed by the fund. Generally, while the dissident in this situation has initiated certain proposals for the benefit of fund shareholders, they have done so at their own risk.

Confidential Voting: Confidential voting is the best way to guarantee an independent vote. Shareholders must be able to vote all proxies on the merits of each proposal. Open voting alters the concept of free choice in corporate elections and proxy proposals by providing management the opportunity to influence the vote outcome — they can see who has voted for or against proposals before the final vote is taken and therefore management can pressure institutional shareholders, suppliers, customers, and other shareholders with which it maintains a business relationship. This process, which would give management the opportunity to coerce votes from its shareholders, destroys the concept of management accountability. Therefore, we recommend a vote FOR confidential voting.

Greenmail: Targeted share repurchases by management (Greenmail) of company stock from an individual or select group seeking control of the company is overly abusive to shareholders’ interests and often disruptive to management. Since only the hostile party receives payment, the practice is discriminatory to all other shareholders of the company. With Greenmail, management transfers significant sums of corporate cash (not their own) to one entity for the sole purpose of saving their positions — cash that could be put to use for reinvestment in the company, payment of dividends, or to fund a public share repurchase with shareholders participating on an equal basis.

By raising the specter of a change in control (whether he intended to follow through on it or not), the Greenmailer receives payment (usually at a substantial premium over the market value of his shares). Management is once again safe and sound (until the next Greenmailer appears), and the shareholders are left with an asset-depleted, often less competitive company. Unless there is a legitimate benefit to shareholders in general, or our clients in particular, such as staving off an economically harmful acquisition, we recommend a vote AGAINST Greenmail proposals.

Anti-Greenmail Proposals: Shareholder interests are best protected if they can vote on specific issues based on the individual merits of each, rather than make sweeping generalizations about certain types of proposals. Therefore, we recommend a vote AGAINST broad charters and bylaw amendments such as anti-greenmail proposals.

Increasing Authorized Common Stock: Requests to authorize increases in common stock can be expected from time-to-time, and when handled in a disciplined manner such requests can be for beneficial purposes such as stock splits, cost-effective means of raising capital, or reasonable incentive programs. However, increases in common stock can easily become dilutive, so by no means are they always in the best interests of shareholders. Purpose and scale are the determining factors with respect to increases in common stock, and based on these factors proposals to increase authorized common stock should be decided on a case-by-case basis.

Reincorporation: Reincorporation may be supported where satisfactory business reasons are specified and there is no overall and significant detrimental impact. Because of the issues involved, such determinations should be made on a case-by-case basis.

Insider Trading: We encourage companies to establish strict, zero tolerance policies with respect to illegal insider trading activity, and therefore would recommend a vote FOR proposals of such policies.

Approving Other Business: Management may on occasion seek broad authorization to approve business resolutions without shareholder consent. Management typically already has the authority needed to make routine business decisions, so shareholders should avoid granting blanket authority to management, which may reduce management accountability and/or shareholder rights. These proposals should be made on a case-by-case basis.

High-Performance Workplaces: Pursuant to a 1994 Department of Labor report entitled “Road to High-Performance Workplaces,” some corporations may propose policies with respect to aspects of high-performance workplaces, such as employee training, empowerment, or incentive programs. To the extent that such proposals can be seen to contribute to a company’s productivity and long-term financial performance we recommend a vote FOR high-performance workplace proposals.

Corporate Responsibility: Increasingly, issues of Corporate Responsibility are appearing on proxy ballots. Investors must recognize that such issues are often more than just social questions – the immediate cost of implementing a new program must be weighed against the longer-term costs of pursuing abusive or unsound policies. It must be remembered that with shareholder activism on the rise, companies that do not make an effort to be responsible corporate citizens may find their stocks out of favor. Also, there may be legal or regulatory costs to irresponsible practices, which represent undefined liabilities. Therefore, where the financial impact of the proposal is positive to neutral, we recommend a vote FOR proposals which lower the potential for boycotts, lawsuits, or regulatory penalties. Examples may include:

•	Resolutions to establish shareholder advisory committees

•	Corporate conduct and human rights policies

•	Adoption of the “MacBride Principles” of equal employment

•	Adoption of “CERES Principles” of environmental responsibility

•	Legal and regulatory compliance policies

•	Supplier standards

•	Fair Lending

Each of the above will have a specific set of circumstances in which the financial impact of adopting the resolution must be evaluated, and the analyst should vote according to the long-term economic interests of shareholders.

FOREIGN SECURITIES

The Advisor will make best efforts to obtain and vote foreign proxies, as long as the cost of doing so does not outweigh the benefit of voting. For example, the Advisor most likely will not travel to foreign countries to vote proxies. While the international proxies generally follow the same guidelines listed above, there are several issues which are not normally a part of the domestic proxies and as such are addressed separately below:

STANDARD INTERNATIONAL ISSUES

Receiving Financials: We recommend voting FOR such routine, non-controversial items. Most companies around the world submit their financials to shareholders for approval, and this is one of the first items on most agendas. When evaluating a company’s financial statements, unless there are major concerns about the accuracy of the financial statements, we would vote FOR this item.

Accepting the acts or performance of the managing board, or supervisory board: We recommend voting FOR such items. The annual formal discharge of board and management represents shareholder approval of actions taken during the year. Discharge is a vote of confidence in the company’s management and policies. It does not necessarily eliminate the possibility of future shareholder action, but it does make such action more difficult to pursue. Meeting agendas normally list proposals to discharge both the board and management as one agenda item.

Discharge is generally granted unless a shareholder states a specific reason for withholding discharge and plans to undertake legal action. Withholding discharge is a serious matter and is advisable only when a shareholder has concrete evidence of negligence or abuse on the part of the board or management, has plans to take legal action, or has knowledge of other shareholders’ plans to take legal action.

NON-STANDARD INTERNATIONAL ISSUES

Capital Increase per the following: 1. with rights, 2. without rights, 3. bonds with rights, 4. or, bonds without rights. In the majority of cases, we would vote FOR capital increases. There may be cases where the analyst deems the capital increase inappropriate and would then vote AGAINST such an item.

Companies can have one of two types of capital systems. The authorized capital system sets a limit in a company’s articles on the total number of shares that can be issued by the company’s board. The system allows companies to issue shares from this pre-approved limit, although in many markets shareholder approval must be obtained prior to an issuance. Companies also request shareholder approval for increases in authorization when the amount of shares contained in the articles is inadequate for issuance authorities. When looking at such issues, we need to review the following: the history of issuance requests; the size of the request; and the purpose of the issuance associated with the increase in authorization.

Under the conditional capital system, companies seek authorizations for pools of capital with fixed periods of availability. If a company seeks to establish a pool of capital for general issuance purposes, it requests the creation of a certain number of shares with or without preemptive rights, issuable piecemeal at the discretion of the board for a fixed period of time. Unissued shares lapse after the fixed time period expires. This type of authority would be used to carry out general rights issue or small issuances without preemptive rights.

Requests for a specific issuance authority are tied to a specific transaction or purpose, such as an acquisition or the servicing of convertible securities. Such authorities cannot be used for any purpose other than that specified in the authorization. This pool of conditional capital also carries a fixed expiration date.

In reviewing these proposals, we need to look at the existence of pools of capital from previous years. Because most capital authorizations are for several years, new requests may be made on top of the existing pool of capital. While most requests contain a provision to eliminate earlier pools and replace them with the current request, this is not always the case. Thus, if existing pools of capital are being left in place, the total potential dilution amount from all capital should be considered.

French Law requires that French companies ask for poison pills: As covered under the Domestic Non-Standard Poison Pill, we vote AGAINST poison pills. French anti takeover mechanisms include staggered boards, supervoting shares, poison pills, and special shares. The most common anti takeover maneuvers are voting rights restrictions and shares with double voting rights. In the case of recently privatized companies, the government may hold a golden share that entitles it to override certain key decisions.

Some companies propose to authorize the board to issue stock in the event of a takeover bid. Such an issuance is not designed to increase capital beyond the amount authorized by other resolutions, but is merely an alternative use for pools of capital already approved but unused. We oppose anti-takeover mechanisms, as they limit shareholder value by eliminating the takeover or control premium for the company. As owners of the company, shareholders should be given the opportunity to decide on the merits of takeover offers.

Some companies use restricted voting rights to protect themselves from takeovers. Companies can also implement time-phased double voting rights (usually granted after two to four years). This requires amending the articles and thus is subject to shareholder approval. Another popular defensive tool is a pact that gives a small group of shareholders preemptive rights over one another’s shares. The Advisor supports the harmonization of share classes and opposes mechanisms that skew voting rights.

An antitakeover device of concern to shareholders is the government’s ability to hold a golden share in newly privatized companies. Under the terms of most golden shares, the government reserves the right to appoint two non-voting representatives to the board and also has the right to oppose any sale of assets if it is determined to adversely affect national interest. This practice has become more controversial in the recent past since the European Commission determined that the use of golden shares may infringe on the free movement of capital and may only be used under certain circumstances.

Recommendations for ERISA Plans

ERISA states that the named fiduciary has a duty to periodically monitor the activities of the investment manager; this includes proxy voting. ERISA further requires proper documentation of the proxy voting activities of the investment manager and of investment manager monitoring by the named fiduciary. To aid trustees in fulfilling these duties, Manning & Napier recommends the following:

1. A review of your plan documents should be conducted to determine if voting authority has been delegated to the investment manager or retained by the trustee. If the document does not delegate authority, it is the Department of Labor’s view that the investment manager has the responsibility with respect to voting proxies, unless such responsibility is specifically and properly reserved to the trustee (Pension and Welfare Benefits Administration, U.S. Department of Labor, Proxy Project Report, March 2, 1989).

2. If voting authority is delegated to Manning & Napier, we recommend that the Board adopt the proxy policy* outlined below.

If voting authority has been reserved to the Board, we recommend that the Board adopt its own proxy policy similar to that of Manning & Napier.

3. We recommend that our Proxy Procedures be kept on file to document our compliance with the record keeping requirements.

In order to assist clients with the ERISA monitoring requirement, upon written request we will provide a Proxy Report which will outline the securities voted, what the issues were, what actions were taken and, in the case of a vote against the recommendation of management, we will provide the analyst’s reason for that vote.

*PROXY POLICY

In accordance with the guidelines of the U.S. Department of Labor it is our policy regarding proxies to:

1. Delegate the voting authority to the investment manager who will discharge its duties prudently, solely in the interest of the plan participants and beneficiaries and for the exclusive purpose of providing benefits to plan participants and their beneficiaries.

2. Require that the investment manager maintain accurate records as to the voting of such proxies that will enable us to review periodically the voting procedures employed and the actions taken in individual situations.

Addendum – RiskMetrics Proxy Voting Summary

U.S. Proxy Voting Guidelines Concise Summary

(Digest of Selected Key Guidelines)

January 15, 2009

Copyright © 2009 by RiskMetrics Group.

The policies contained herein are a sampling of select, key proxy voting guidelines and are not exhaustive. A full listing of RiskMetrics 2009 proxy voting guidelines can be found in the Jan. 15, 2009, edition of the U.S. Proxy Voting Manual.

All rights reserved. No part of this publication may be reproduced or transmitted in any form or by any means, electronic or mechanical, including photocopy, recording, or any information storage and retrieval system, without permission in writing from the publisher. Requests for permission to make copies of any part of this work should be sent to: RiskMetrics Group Marketing Department, One Chase Manhattan Plaza, 44th Floor, New York, NY 10005. RiskMetrics Group is a trademark used herein under license.

1. Operational Items:

Auditor Ratification

Vote FOR proposals to ratify auditors, unless any of the following apply:

•	An auditor has a financial interest in or association with the company, and is therefore not independent;

•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position;

•	Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures; or

•	Fees for non-audit services (“Other” fees) are excessive.

Non-audit fees are excessive if:

•	Non-audit (“other”) fees exceed audit fees + audit-related fees + tax compliance/preparation fees

Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

Vote CASE-BY-CASE on shareholder proposals asking for audit firm rotation, taking into account:

•	The tenure of the audit firm;

•	The length of rotation specified in the proposal;

•	Any significant audit-related issues at the company;

•	The number of Audit Committee meetings held each year;

•	The number of financial experts serving on the committee; and

•	Whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.

2. Board of Directors:
Voting on Director1 Nominees in Uncontested Elections

Vote on director nominees should be determined on a CASE-BY-CASE basis.

Vote AGAINST or WITHHOLD2 from individual directors who:

•

Attend less than 75 percent of the board and committee meetings without a valid excuse, such as illness, service to the nation, work on behalf of the company, or funeral obligations. If the company provides meaningful public or private disclosure explaining the director’s absences, evaluate the information on a CASE-BY-CASE basis taking into account the following factors:

•	Degree to which absences were due to an unavoidable conflict;

•	Pattern of absenteeism; and

•	Other extraordinary circumstances underlying the director’s absence;

[1]	RiskMetrics’ classification of directors can be found in U.S. Proxy Voting Guidelines Summary.
[2]

In general, companies with a plurality vote standard use “Withhold” as the valid opposition vote option in director elections; companies with a majority vote standard use “Against”. However, it will vary by company and the proxy must be checked to determine the valid opposition vote for the particular company.

•	Sit on more than six public company boards;

•	Are CEOs of public companies who sit on the boards of more than two public companies besides their own— withhold only at their outside boards.

Vote AGAINST or WITHHOLD from all nominees of the board of directors, (except from new nominees, who should be considered on a CASE-BY-CASE basis) if:

•

The company’s proxy indicates that not all directors attended 75% of the aggregate of their board and committee meetings, but fails to provide the required disclosure of the names of the directors involved. If this information cannot be obtained, vote against/withhold from all incumbent directors;

•	The company’s poison pill has a dead-hand or modified dead-hand feature. Vote against/withhold every year until this feature is removed;

•

The board adopts or renews a poison pill without shareholder approval, does not commit to putting it to shareholder vote within 12 months of adoption (or in the case of an newly public company, does not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote, and has not yet received a withhold/against recommendation for this issue;

•

The board failed to act on a shareholder proposal that received approval by a majority of the shares outstanding the previous year (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);

•

The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);

•	The board failed to act on takeover offers where the majority of the shareholders tendered their shares;

•

At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the underlying issue(s) that caused the high withhold/against vote;

•

The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election- any or all appropriate nominees (except new) may be held accountable;

•

The board lacks accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only).

Vote AGAINST or WITHHOLD from Inside Directors and Affiliated Outside Directors (per the Classification of Directors below) when:

•	The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

•	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

•	The company lacks a formal nominating committee, even if board attests that the independent directors fulfill the functions of such a committee;

•	The full board is less than majority independent.

•	The non-audit fees paid to the auditor are excessive;

•	The company receives an adverse opinion on the company’s financial statements from its auditor; or

•

There is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote AGAINST or WITHHOLD from the members of the Audit Committee if: Vote CASE-by-CASE on members of the Audit Committee and/or the full board if poor accounting practices, which rise to a level of serious concern are indentified, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures.

Examine the severity, breadth, chronological sequence and duration, as well as the company’s efforts at remediation or corrective actions in determining whether negative vote recommendations are warranted against the members of the Audit Committee who are responsible for the poor accounting practices, or the entire board.

Vote AGAINST or WITHHOLD from the members of the Compensation Committee if:

•	There is a negative correlation between the chief executive’s pay and company performance (see discussion under Equity Compensation Plans);

•	The company reprices underwater options for stock, cash or other consideration without prior shareholder approval, even if allowed in their equity plan;

•	The company fails to submit one-time transfers of stock options to a shareholder vote;

•	The company fails to fulfill the terms of a burn rate commitment they made to shareholders;

•	The company has backdated options (see “Options Backdating” policy);

The company has poor compensation practices (see “Poor Pay Practices” policy). Poor pay practices may warrant withholding votes from the CEO and potentially the entire board as well.

Vote AGAINST or WITHHOLD from directors, individually or the entire board, for egregious actions or failure to replace management as appropriate.

Independent Chair (Separate Chair/CEO)

Generally vote FOR shareholder proposals requiring that the chairman’s position be filled by an independent director, unless the company satisfies all of the following criteria:

The company maintains the following counterbalancing features:

•

Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however the director must serve a minimum of one year in order to qualify as a lead director.) The duties should include, but are not limited to, the following:

•	presides at all meetings of the board at which the chairman is not present, including executive sessions of the independent directors;

•	serves as liaison between the chairman and the independent directors;

•	approves information sent to the board;

•	approves meeting agendas for the board;

•	approves meeting schedules to assure that there is sufficient time for discussion of all agenda items;

•	has the authority to call meetings of the independent directors;

•	if requested by major shareholders, ensures that he is available for consultation and direct communication;

•	Two-thirds independent board;

•	All independent key committees;

•	Established governance guidelines;

•

A company in the Russell 3000 universe must not have exhibited sustained poor total shareholder return (TSR) performance, defined as one- and three-year TSR in the bottom half of the company’s four-digit GICS industry group within the Russell 3000 only), unless there has been a change in the Chairman/CEO position within that time;

•	The company does not have any problematic governance or management issues, examples of which include, but are not limited to:

•	Egregious compensation practices;

•	Multiple related-party transactions or other issues putting director independence at risk;

•	Corporate and/or management scandals;

•	Excessive problematic corporate governance provisions; or

•	Flagrant board or management actions with potential or realized negative impact on shareholders.

Majority Vote Shareholder Proposals

Generally vote FOR precatory and binding resolutions requesting that the board change the company’s bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carve-out for a plurality vote standard when there are more nominees than board seats.

Companies are strongly encouraged to also adopt a post-election policy (also know as a director resignation policy) that provides guidelines so that the company will promptly address the situation of a holdover director.

Performance/Governance Evaluation for Directors

Vote WITHHOLD/AGAINST on all director nominees if the board lacks accountability and oversight, coupled with sustained poor performance relative to peers, measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only).

Evaluate board accountability and oversight at companies that demonstrate sustained poor performance. Problematic provisions include but are not limited to:

•	a classified board structure;

•	a supermajority vote requirement;

•	majority vote standard for director elections with no carve out for contested elections;

•	the inability of shareholders to call special meetings;

•	the inability of shareholders to act by written consent;

•	a dual-class structure; and/or

•	a non-shareholder approved poison pill.

If a company exhibits sustained poor performance coupled with a lack of board accountability and oversight, also take into consideration the company’s five-year total shareholder return and five-year operational metrics in the evaluation.

3. Proxy Contests

Voting for Director Nominees in Contested Elections

Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:

•	Long-term financial performance of the target company relative to its industry;

•	Management’s track record;

•	Background to the proxy contest;

•	Qualifications of director nominees (both slates);

•	Strategic plan of dissident slate and quality of critique against management;

•	Likelihood that the proposed goals and objectives can be achieved (both slates);

•	Stock ownership positions.

Reimbursing Proxy Solicitation Expenses

Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election. Generally vote FOR shareholder proposals calling for the reimbursement of reasonable costs incurred in connection with nominating one or more candidates in a contested election where the following apply:

•	The election of fewer than 50% of the directors to be elected is contested in the election;

•	One or more of the dissident’s candidates is elected;

•	Shareholders are not permitted to cumulate their votes for directors; and

•	The election occurred, and the expenses were incurred, after the adoption of this bylaw.

4. Antitakeover Defenses and Voting Related Issues

Advance Notice Requirements for Shareholder Proposals/Nominations

Vote CASE-BY-CASE on advance notice proposals, giving support to proposals that allow shareholders to submit proposals/nominations reasonably close to the meeting date and within the broadest window possible, recognizing the need to allow sufficient notice for company, regulatory and shareholder review.

To be reasonable, the company’s deadline for shareholder notice of a proposal/ nominations must not be more than 60 days prior to the meeting, with a submittal window of at least 30 days prior to the deadline.

In general, support additional efforts by companies to ensure full disclosure in regard to a proponent’s economic and voting position in the company so long as the informational requirements are reasonable and aimed at providing shareholders with the necessary information to review such proposal.

Poison Pills

Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:

•	Shareholders have approved the adoption of the plan; or

•

The board, in exercising its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay that would result from seeking stockholder approval (i.e., the “fiduciary out” provision). A poison pill adopted under this “fiduciary out” will be put to a shareholder ratification vote within 12 months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.

Vote FOR shareholder proposals calling for poison pills to be put to a vote within a time period of less than one year after adoption. If the company has no non-shareholder approved poison pill in place and has adopted a policy with the provisions outlined above, vote AGAINST the proposal. If these conditions are not met, vote FOR the proposal, but with the caveat that a vote within 12 months would be considered sufficient.

Vote CASE-by-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

•	No lower than a 20% trigger, flip-in or flip-over;

•	A term of no more than three years;

•	No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

•

Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.

For management proposals to adopt a poison pill for the stated purpose of preserving a company’s net operating losses (“NOL pills”), the following factors should be considered:

•	the trigger (NOL pills generally have a trigger slightly below 5%);

•	the value of the NOLs;

•	the term;

•	shareholder protection mechanisms (sunset provision, causing expiration of the pill upon exhaustion or expiration of NOLs); and

•	other factors that may be applicable.

In addition, vote WITHHOLD/AGAINST the entire board of directors, (except new nominees, who should be considered on a CASE-by-CASE basis) if the board adopts or renews a poison pill without shareholder approval, does not commit to putting it to a shareholder vote within 12 months of adoption (or in the case of a newly public company, does not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote, and has not yet received a withhold recommendation for this issue.

5. Mergers and Corporate Restructurings

Overall Approach

For mergers and acquisitions, review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•

Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

•	Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

•

Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•

Negotiations and process - Were the terms of the transaction negotiated at arm’s-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation “wins” can also signify the deal makers’ competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

•

Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The change-in-control figure presented in the “RMG Transaction Summary” section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.

•

Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

6. State of Incorporation

Reincorporation Proposals

Evaluate management or shareholder proposals to change a company’s state of incorporation on a CASE-BYCASE basis, giving consideration to both financial and corporate governance concerns including the following:

•	Reasons for reincorporation;

•	Comparison of company’s governance practices and provisions prior to and following the reincorporation; and

•	Comparison of corporation laws of original state and destination state

Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

7. Capital Structure

Common Stock Authorization

Vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors which include, at a minimum, the following:

•	Specific reasons/ rationale for the proposed increase;

•	The dilutive impact of the request as determined through an allowable cap generated by RiskMetrics’ quantitative model;

•	The board’s governance structure and practices; and

•	Risks to shareholders of not approving the request.

Vote FOR proposals to approve increases beyond the allowable cap when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

Preferred Stock

Vote CASE-BY-CASE on proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors which include, at a minimum, the following:

•	Specific reasons/ rationale for the proposed increase;

•	The dilutive impact of the request as determined through an allowable cap generated by RiskMetrics’ quantitative model;

•	The board’s governance structure and practices; and

•	Risks to shareholders of not approving the request.

Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock).

Vote FOR proposals to create “declawed” blank check preferred stock (stock that cannot be used as a takeover defense).

Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

8. Executive and Director Compensation

Equity Compensation Plans

Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the equity plan if any of the following factors apply:

•	The total cost of the company’s equity plans is unreasonable;

•	The plan expressly permits the repricing of stock options/stock appreciation rights (SARs) without prior shareholder approval;

•

The CEO is a participant in the proposed equity-based compensation plan and there is a disconnect between CEO pay and the company’s performance where over 50 percent of the year-over-year increase is attributed to equity awards;

•	The company’s three year burn rate exceeds the greater of 2% and the mean plus one standard deviation of its industry group;

•

The plan provides for the acceleration of vesting of equity awards even though an actual change in control may not occur (e.g., upon shareholder approval of a transaction or the announcement of a tender offer); or

•	The plan is a vehicle for poor pay practices.

Poor Pay Practices

Vote AGAINST or WITHHOLD from compensation committee members, CEO, and potentially the entire board, if the company has poor compensation practices. Vote AGAINST equity plans if the plan is a vehicle for poor compensation practices.

The following practices, while not exhaustive, are examples of poor compensation practices that may warrant withhold vote recommendations:

•	Egregious employment contracts - Contracts containing multi-year guarantees for salary increases, bonuses and equity compensation;

•	Excessive perks/tax reimbursements:

•	Overly generous perquisites, which may include, but are not limited to the following: personal use of corporate aircraft, personal security system maintenance and/or installation, car allowances;

•	Reimbursement of income taxes on executive perquisites or other payments;

•

Perquisites for former executives, such as car allowances, personal use of corporate aircraft or other inappropriate arrangements; Abnormally large bonus payouts without justifiable performance linkage or proper disclosure—Performance metrics that are changed, canceled or replaced during the performance period without adequate explanation of the action and the link to performance;

•	Egregious pension/SERP (supplemental executive retirement plan) payouts:

•	Inclusion of additional years of service not worked that result in significant payouts;

•	Inclusion of performance-based equity awards in the pension calculation;

•	New CEO with overly generous new hire package:

•	Excessive “make whole” provisions;

•	Any of the poor pay practices listed in this policy;

•	Excessive severance and/or change in control provisions:

•	Inclusion of excessive change in control or severance payments, especially those with a multiple in excess of 3X cash pay;

•	Payments upon an executive’s termination in connection with performance failure;

•	Change in control payouts without loss of job or substantial diminution of job duties (single-triggered);

•

New or materially amended employment or severance agreements that provide for modified single triggers, under which an executive may voluntarily leave for any reason and still receive the change-in-control severance package;

•	Liberal change in control definition in individual contracts or equity plans which could result in payments to executives without an actual change in control occurring;

•	New or materially amended employment or severance agreements that provide for an excise tax gross-up. Modified gross-ups would be treated in the same manner as full gross-ups;

•	Perquisites for former executives such as car allowances, personal use of corporate aircraft or other inappropriate arrangements;

•	Dividends or dividend equivalents paid on unvested performance shares or units;

•	Poor disclosure practices:

•	Unclear explanation of how the CEO is involved in the pay setting process;

•	Retrospective performance targets and methodology not discussed;

•	Methodology for benchmarking practices and/or peer group not disclosed and explained;

•	Internal Pay Disparity:

•	Excessive differential between CEO total pay and that of next highest paid named executive officer (NEO);

•	Options backdating (covered in a separate policy);

•	Other excessive compensation payouts or poor pay practices at the company.

Other Compensation Proposals and Policies

Advisory Vote on Executive Compensation (Say-on-Pay) Management Proposals

Vote CASE-BY-CASE on management proposals for an advisory vote on executive compensation. Vote AGAINST these resolutions in cases where boards have failed to demonstrate good stewardship of investors’ interests regarding executive compensation practices.

For U.S. companies, consider the following factors in the context of each company’s specific circumstances and the board’s disclosed rationale for its practices:

Relative Considerations:

•	Assessment of performance metrics relative to business strategy, as discussed and explained in the CD&A;

•	Evaluation of peer groups used to set target pay or award opportunities;

•	Alignment of company performance and executive pay trends over time (e.g., performance down: pay down);

•	Assessment of disparity between total pay of the CEO and other Named Executive Officers (NEOs).

Design Considerations:

•	Balance of fixed versus performance-driven pay;

•	Assessment of excessive practices with respect to perks, severance packages, supplemental executive pension plans, and burn rates.

Communication Considerations:

•

Evaluation of information and board rationale provided in CD&A about how compensation is determined (e.g., why certain elements and pay targets are used, and specific incentive plan goals, especially retrospective goals);

•	Assessment of board’s responsiveness to investor input and engagement on compensation issues (e.g., in responding to majority-supported shareholder proposals on executive pay topics).

Employee Stock Purchase Plans— Non-Qualified Plans

Vote CASE-by-CASE on nonqualified employee stock purchase plans. Vote FOR nonqualified employee stock purchase plans with all the following features:

•	Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);

•	Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary;

•	Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value;

•	No discount on the stock price on the date of purchase since there is a company matching contribution.

Vote AGAINST nonqualified employee stock purchase plans when any of the plan features do not meet the above criteria. If the company matching contribution exceeds 25 percent of employee’s contribution, evaluate the cost of the plan against its allowable cap.

Option Exchange Programs/Repricing Options

Vote CASE-by-CASE on management proposals seeking approval to exchange/reprice options, taking into consideration:

•	Historic trading patterns—the stock price should not be so volatile that the options are likely to be back “in-the-money” over the near term;

•	Rationale for the re-pricing—was the stock price decline beyond management’s control?

•	Is this a value-for-value exchange?

•	Are surrendered stock options added back to the plan reserve?

•	Option vesting—does the new option vest immediately or is there a black-out period?

•	Term of the option—the term should remain the same as that of the replaced option;

•	Exercise price—should be set at fair market or a premium to market;

•	Participants—executive officers and directors should be excluded.

If the surrendered options are added back to the equity plans for re-issuance, then also take into consideration the company’s total cost of equity plans and its three-year average burn rate.

In addition to the above considerations, evaluate the intent, rationale, and timing of the repricing proposal. The proposal should clearly articulate why the board is choosing to conduct an exchange program at this point in time. Repricing underwater options after a recent precipitous drop in the company’s stock price demonstrates poor timing. Repricing after a recent decline in stock price triggers additional scrutiny and a potential AGAINST vote on the proposal. At a minimum, the decline should not have happened within the past year. Also, consider the terms of the surrendered options, such as the grant date, exercise price and vesting schedule. Grant dates of surrendered options should be far enough back (two to three years) so as not to suggest that repricings are being done to take advantage of short-term downward price movements. Similarly, the exercise price of surrendered options should be above the 52-week high for the stock price.

Vote FOR shareholder proposals to put option repricings to a shareholder vote.

Other Shareholder Proposals on Compensation

Advisory Vote on Executive Compensation (Say-on-Pay)

Generally, vote FOR shareholder proposals that call for non-binding shareholder ratification of the compensation of the Named Executive Officers and the accompanying narrative disclosure of material factors provided to understand the Summary Compensation Table.

Golden Coffins/Executive Death Benefits

Generally vote FOR proposals calling on companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation. This would not apply to any benefit programs or equity plan proposals for which the broad-based employee population is eligible.

Share Buyback Holding Periods

Generally vote AGAINST shareholder proposals prohibiting executives from selling shares of company stock during periods in which the company has announced that it may or will be repurchasing shares of its stock. Vote FOR the proposal when there is a pattern of abuse by executives exercising options or selling shares during periods of share buybacks.

Stock Ownership or Holding Period Guidelines

Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While RMG favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

Vote on a CASE-BY-CASE on shareholder proposals asking companies to adopt policies requiring Named Executive Officers to retain 75% of the shares acquired through compensation plans while employed and/or for two years following the termination of their employment, and to report to shareholders regarding this policy. The following factors will be taken into account:

•	Whether the company has any holding period, retention ratio, or officer ownership requirements in place. These should consist of:

•	-Rigorous stock ownership guidelines, or

•	-A holding period requirement coupled with a significant long-term ownership requirement, or

•	-A meaningful retention ratio,

•	Actual officer stock ownership and the degree to which it meets or exceeds the proponent’s suggested holding period/retention ratio or the company’s own stock ownership or retention requirements.

•	Problematic pay practices, current and past, which may promote a short-term versus a long-term focus.

Tax Gross-Up Proposals

Generally vote FOR proposals asking companies to adopt a policy of not providing tax gross-up payments to executives, except where gross-ups are provided pursuant to a plan, policy, or arrangement applicable to management employees of the company, such as a relocation or expatriate tax equalization policy.

9. Corporate Social Responsibility (CSR) Issues

Overall Approach

When evaluating social and environmental shareholder proposals, RMG considers the following factors:

•	Whether adoption of the proposal is likely to enhance or protect shareholder value;

•	Whether the information requested concerns business issues that relate to a meaningful percentage of the company’s business as measured by sales, assets, and earnings;

•	The degree to which the company’s stated position on the issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to a boycott or selective purchasing;

•	Whether the issues presented are more appropriately/effectively dealt with through governmental or company-specific action;

•	Whether the company has already responded in some appropriate manner to the request embodied in the proposal;

•	Whether the company’s analysis and voting recommendation to shareholders are persuasive;

•	What other companies have done in response to the issue addressed in the proposal;

•	Whether the proposal itself is well framed and the cost of preparing the report is reasonable;

•	Whether implementation of the proposal’s request would achieve the proposal’s objectives;

•	Whether the subject of the proposal is best left to the discretion of the board;

•	Whether the requested information is available to shareholders either from the company or from a publicly available source; and

•	Whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.

Genetically Modified Ingredients

Generally vote AGAINST proposals asking suppliers, genetic research companies, restaurants and food retail companies to voluntarily label genetically engineered (GE) ingredients in their products and/or eliminate GE ingredients. The cost of labeling and/or phasing out the use of GE ingredients may not be commensurate with the benefits to shareholders and is an issue better left to regulators.

Vote CASE-BY-CASE on proposals asking for a report on the feasibility of labeling products containing GE ingredients taking into account:

•	The company’s business and the proportion of it affected by the resolution;

•	The quality of the company’s disclosure on GE product labeling, related voluntary initiatives, and how this disclosure compares with industry peer disclosure; and

•	Company’s current disclosure on the feasibility of GE product labeling, including information on the related costs.

Generally vote AGAINST proposals seeking a report on the social, health, and environmental effects of genetically modified organisms (GMOs). Studies of this sort are better undertaken by regulators and the scientific community.

Generally vote AGAINST proposals to completely phase out GE ingredients from the company’s products or proposals asking for reports outlining the steps necessary to eliminate GE ingredients from the company’s products. Such resolutions presuppose that there are proven health risks to GE ingredients (an issue better left to regulators) that may outweigh the economic benefits derived from biotechnology.

Pharmaceutical Pricing, Access to Medicines, and Product Reimportation

Generally vote AGAINST proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing.

Vote CASE-BY-CASE on proposals requesting that the company report on their product pricing policies or their access to medicine policies, considering:

•	The nature of the company’s business and the potential for reputational and market risk exposure;

•	The existing disclosure of relevant policies;

•	Deviation from established industry norms;

•	The company’s existing, relevant initiatives to provide research and/or products to disadvantaged consumers;

•	Whether the proposal focuses on specific products or geographic regions; and

•	The potential cost and scope of the requested report.

Generally vote FOR proposals requesting that companies report on the financial and legal impact of their prescription drug reimportation policies unless such information is already publicly disclosed.

Generally vote AGAINST proposals requesting that companies adopt specific policies to encourage or constrain prescription drug reimportation. Such matters are more appropriately the province of legislative activity and may place the company at a competitive disadvantage relative to its peers.

Gender Identity, Sexual Orientation, and Domestic Partner Benefits

Generally vote FOR proposals seeking to amend a company’s EEO statement or diversity policies to prohibit discrimination based on sexual orientation and/or gender identity, unless the change would result in excessive costs for the company.

Generally vote AGAINST proposals to extend company benefits to, or eliminate benefits from domestic partners. Decisions regarding benefits should be left to the discretion of the company.

Climate Change

Generally vote FOR resolutions requesting that a company disclose information on the impact of climate change on the company’s operations and investments considering whether:

•

The company already provides current, publicly-available information on the impacts that climate change may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

•	The company’s level of disclosure is at least comparable to that of industry peers; and

•	There are no significant, controversies, fines, penalties, or litigation associated with the company’s environmental performance.

Lobbying Expenditures/Initiatives

Vote CASE-BY-CASE on proposals requesting information on a company’s lobbying initiatives, considering:

•	Significant controversies, fines, or litigation surrounding a company’s public policy activities,

•	The company’s current level of disclosure on lobbying strategy, and

•	The impact that the policy issue may have on the company’s business operations.

Political Contributions and Trade Association Spending

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

•	There are no recent, significant controversies, fines or litigation regarding the company’s political contributions or trade association spending; and

•	The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibits coercion.

Vote AGAINST proposals to publish in newspapers and public media the company’s political contributions. Such publications could present significant cost to the company without providing commensurate value to shareholders.

Vote CASE-BY-CASE on proposals to improve the disclosure of a company’s political contributions and trade association spending, considering:

•	Recent significant controversy or litigation related to the company’s political contributions or governmental affairs; and

•

The public availability of a company policy on political contributions and trade association spending including information on the types of organizations supported, the business rationale for supporting these organizations, and the oversight and compliance procedures related to such expenditures of corporate assets.

Vote AGAINST proposals barring the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring political contributions can put the company at a competitive disadvantage.

Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

Labor and Human Rights Standards

Generally vote FOR proposals requesting a report on company or company supplier labor and/or human rights standards and policies unless such information is already publicly disclosed.

Vote CASE-BY-CASE on proposals to implement company or company supplier labor and/or human rights standards and policies, considering:

•	The degree to which existing relevant policies and practices are disclosed;

•	Whether or not existing relevant policies are consistent with internationally recognized standards;

•	Whether company facilities and those of its suppliers are monitored and how;

•	Company participation in fair labor organizations or other internationally recognized human rights initiatives;

•	Scope and nature of business conducted in markets known to have higher risk of workplace labor/human rights abuse;

•	Recent, significant company controversies, fines, or litigation regarding human rights at the company or its suppliers;

•	The scope of the request; and

•	Deviation from industry sector peer company standards and practices.

Sustainability Reporting

Generally vote FOR proposals requesting the company to report on its policies, initiatives, and oversight mechanisms related to social, economic, and environmental sustainability, unless:

•

The company already discloses similar information through existing reports or policies such as an Environment, Health, and Safety (EHS) report; a comprehensive Code of Corporate Conduct; and/or a Diversity Report; or

•	The company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame

2009 International Proxy Voting Guidelines Summary

January 15, 2009

Copyright © 2009 by RiskMetrics Group.

All rights reserved. No part of this publication may be reproduced or transmitted in any form or by any means, electronic or mechanical, including photocopy, recording, or any information storage and retrieval system, without permission in writing from the publisher. Requests for permission to make copies of any part of this work should be sent to: RiskMetrics Group Marketing Department, One Chase Manhattan Plaza, 44th Floor, New York, NY 10005. RiskMetrics Group is a trademark used herein under license.

RiskMetrics

2009 International Proxy Voting Guidelines Summary

Effective for Meetings on or after Feb. 1, 2009

Updated Jan. 15, 2009

The following is a condensed version of the general policies for voting non-U.S. proxies contained in the RiskMetrics (“RMG”) Proxy Voting Manual. In addition, RMG has country- and market-specific policies, which are not captured below.

1. Operational Items

Financial Results/Director and Auditor Reports

Vote FOR approval of financial statements and director and auditor reports, unless:

•	There are concerns about the accounts presented or audit procedures used; or

•	The company is not responsive to shareholder questions about specific items that should be publicly disclosed.

Appointment of Auditors and Auditor Fees

Vote FOR the reelection of auditors and proposals authorizing the board to fix auditor fees, unless:

•	There are serious concerns about the accounts presented or the audit procedures used;

•	The auditors are being changed without explanation; or

•	Non-audit-related fees are substantial or are routinely in excess of standard annual audit-related fees.

Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Appointment of Internal Statutory Auditors

Vote FOR the appointment or reelection of statutory auditors, unless:

•	There are serious concerns about the statutory reports presented or the audit procedures used;

•	Questions exist concerning any of the statutory auditors being appointed; or

•	The auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Allocation of Income

Vote FOR approval of the allocation of income, unless:

•	The dividend payout ratio has been consistently below 30 percent without adequate explanation; or

•	The payout is excessive given the company’s financial position.

Stock (Scrip) Dividend Alternative

Vote FOR most stock (scrip) dividend proposals.

Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Amendments to Articles of Association

Vote amendments to the articles of association on a CASE-BY-CASE basis.

Change in Company Fiscal Term

Vote FOR resolutions to change a company’s fiscal term unless a company’s motivation for the change is to postpone its AGM.

Lower Disclosure Threshold for Stock Ownership

Vote AGAINST resolutions to lower the stock ownership disclosure threshold below 5 percent unless specific reasons exist to implement a lower threshold.

Amend Quorum Requirements

Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

Transact Other Business

Vote AGAINST other business when it appears as a voting item.

2. Board of Directors

Director Elections

Vote FOR management nominees in the election of directors, unless:

•	Adequate disclosure has not been provided in a timely manner;

•	There are clear concerns over questionable finances or restatements;

•	There have been questionable transactions with conflicts of interest;

•	There are any records of abuses against minority shareholder interests; or

•	The board fails to meet minimum corporate governance standards.

Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.

Vote AGAINST individual directors if repeated absences at board meetings have not been explained (in countries where this information is disclosed).

Vote on a CASE-BY-CASE basis for contested elections of directors, e.g. the election of shareholder nominees or the dismissal of incumbent directors, determining which directors are best suited to add value for shareholders.

Vote FOR employee and/or labor representatives if they sit on either the audit or compensation committee and are required by law to be on those committees. Vote AGAINST employee and/or labor representatives if they sit on either the audit or compensation committee, if they are not required to be on those committees.

[Please see the International Classification of Directors on the following page. ]

RMG Classification of Directors – International Policy 2009

Executive Director

•	Employee or executive of the company;

•	Any director who is classified as a non-executive, but receives salary, fees, bonus, and/or other benefits that are in line with the highest-paid executives of the company.

Non-Independent Non-Executive Director (NED)

•	Any director who is attested by the board to be a non-independent NED;

•	Any director specifically designated as a representative of a significant shareholder of the company;

•	Any director who is also an employee or executive of a significant shareholder of the company;

•

Beneficial owner (direct or indirect) of at least 10% of the company’s stock, either in economic terms or in voting rights (this may be aggregated if voting power is distributed among more than one member of a defined group, e.g., family members who beneficially own less than 10% individually, but collectively own more than 10%), unless market best practice dictates a lower ownership and/or disclosure threshold (and in other special market-specific circumstances);

•	Government representative;

•

Currently provides (or a relative[1] provides) professional services[2] to the company, to an affiliate of the company, or to an individual officer of the company or of one of its affiliates in excess of $10,000 per year;

•

Represents customer, supplier, creditor, banker, or other entity with which company maintains transactional/commercial relationship (unless company discloses information to apply a materiality test[3]);

•	Any director who has conflicting or cross-directorships with executive directors or the chairman of the company;

•	Relative[1] of a current employee of the company or its affiliates;

•	Relative[1] of a former executive of the company or its affiliates;

•	A new appointee elected other than by a formal process through the General Meeting (such as a contractual appointment by a substantial shareholder);

•	Founder/co-founder/member of founding family but not currently an employee;

•	Former executive (5 year cooling off period);

•	Years of service is generally not a determining factor unless it is recommended best practice in a market and/or in extreme circumstances, in which case it may be considered.[4]

Independent NED

•	No material[5] connection, either directly or indirectly, to the company other than a board seat.

Employee Representative

•	Represents employees or employee shareholders of the company (classified as “employee representative” but considered a non-independent NED).

Footnotes:

[1]

“Relative” follows the U.S. SEC’s definition of “immediate family members” which covers spouses, parents, children, stepparents, step-children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.

[2]

Professional services can be characterized as advisory in nature and generally include the following: investment banking/financial advisory services; commercial banking (beyond deposit services); investment services; insurance services; accounting/audit services; consulting services; marketing services; and legal services. The case of participation in a banking syndicate by a non-lead bank should be considered a transaction (and hence subject to the associated materiality test) rather than a professional relationship.

[3]

If the company makes or receives annual payments exceeding the greater of $200,000 or five percent of the recipient’s gross revenues (the recipient is the party receiving the financial proceeds from the transaction).

[4]

For example, in continental Europe, directors with a tenure exceeding 12 years will be considered non-independent. In the United Kingdom and Ireland, directors with a tenure exceeding nine years will be considered non-independent, unless the company provides sufficient and clear justification that the director is independent despite his long tenure.

[5]

For purposes of RMG director independence classification, “material” will be defined as a standard of relationship financial, personal or otherwise) that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual’s ability to satisfy requisite fiduciary standards on behalf of shareholders.

Discharge of Directors

Generally vote FOR the discharge of directors, including members of the management board and/or supervisory board, unless there is reliable information about significant and compelling controversies that the board is not fulfilling its fiduciary duties warranted by:

•

A lack of oversight or actions by board members which invoke shareholder distrust related to malfeasance or poor supervision, such as operating in private or company interest rather than in shareholder interest; or

•

Any legal issues (e.g. civil/criminal) aiming to hold the board responsible for breach of trust in the past or related to currently alleged actions yet to be confirmed (and not only the fiscal year in question), such as price fixing, insider trading, bribery, fraud, and other illegal actions; or

•	Other egregious governance issues where shareholders will bring legal action against the company or its directors.

For markets which do not routinely request discharge resolutions (e.g. common law countries or markets where discharge is not mandatory), analysts may voice concern in other appropriate agenda items, such as approval of the annual accounts or other relevant resolutions, to enable shareholders to express discontent with the board.

Director Compensation

Vote FOR proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.

Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.

Vote AGAINST proposals to introduce retirement benefits for non-executive directors.

Director, Officer, and Auditor Indemnification and Liability Provisions

Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

Vote AGAINST proposals to indemnify auditors.

Board Structure

Vote FOR proposals to fix board size.

Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.

Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

3. Capital Structure

Share Issuance Requests

General Issuances:

Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.

Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.

Specific Issuances:

Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

Increases in Authorized Capital

Vote FOR non-specific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote FOR specific proposals to increase authorized capital to any amount, unless:

•	The specific purpose of the increase (such as a share-based acquisition or merger) does not meet RMG guidelines for the purpose being proposed; or

•	The increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

Vote AGAINST proposals to adopt unlimited capital authorizations.

Reduction of Capital

Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.

Capital Structures

Vote FOR resolutions that seek to maintain or convert to a one-share, one-vote capital structure.

Vote AGAINST requests for the creation or continuation of dual-class capital structures or the creation of new or additional supervoting shares.

Preferred Stock

Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets RMG guidelines on equity issuance requests.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

Debt Issuance Requests

Vote non-convertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets RMG guidelines on equity issuance requests.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

Pledging of Assets for Debt

Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

Increase in Borrowing Powers

Vote proposals to approve increases in a company’s borrowing powers on a CASE-BY-CASE basis.

Share Repurchase Plans

Generally vote FOR share repurchase programs/market repurchase authorities, provided that the proposal meets the following parameters:

•	Maximum volume: 10 percent for market repurchase within any single authority and 10 percent of outstanding shares to be kept in treasury (“on the shelf”);

•	Duration does not exceed 18 months.

For markets that either generally do not specify the maximum duration of the authority or seek a duration beyond 18 months that is allowable under market specific legislation, RMG will assess the company’s historic practice. If there is evidence that a company has sought shareholder approval for the authority to repurchase shares on an annual basis, RMG will support the proposed authority.

In addition, vote AGAINST any proposal where:

•	The repurchase can be used for takeover defenses;

•	There is clear evidence of abuse;

•	There is no safeguard against selective buybacks;

•	Pricing provisions and safeguards are deemed to be unreasonable in light of market practice.

RMG may support share repurchase plans in excess of 10 percent volume under exceptional circumstances, such as one-off company specific events (e.g. capital re-structuring). Such proposals will be assessed case-by-case based on merits, which should be clearly disclosed in the annual report, provided that following conditions are met:

•	The overall balance of the proposed plan seems to be clearly in shareholders’ interests;

•	The plan still respects the 10 percent maximum of shares to be kept in treasury.

Reissuance of Repurchased Shares

Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

Capitalization of Reserves for Bonus Issues/Increase in Par Value

Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

4. Other

Reorganizations/Restructurings

Vote reorganizations and restructurings on a CASE-BY-CASE basis.

Mergers and Acquisitions

Vote CASE-BY-CASE on mergers and acquisitions taking into account the following:

For every M&A analysis, RMG reviews publicly available information as of the date of the report and evaluates the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•

Valuation -Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, RMG places emphasis on the offer premium, market reaction, and strategic rationale.

•	Market reaction -How has the market responded to the proposed deal? A negative market reaction will cause RMG to scrutinize a deal more closely.

•

Strategic rationale -Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•

Conflicts of interest -Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? RMG will consider whether any special interests may have influenced these directors and officers to support or recommend the merger.

•

Governance -Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.

Mandatory Takeover Bid Waivers

Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

Reincorporation Proposals

Vote reincorporation proposals on a CASE-BY-CASE basis.

Expansion of Business Activities

Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

Related-Party Transactions

Vote related-party transactions on a CASE-BY-CASE basis.

Compensation Plans

Vote compensation plans on a CASE-BY-CASE basis.

Antitakeover Mechanisms

Generally vote AGAINST all antitakeover proposals, unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

Shareholder Proposals

Vote all shareholder proposals on a CASE-BY-CASE basis.

Vote FOR proposals that would improve the company’s corporate governance or business profile at a reasonable cost.

Vote AGAINST proposals that limit the company’s business activities or capabilities or result in significant costs being incurred with little or no benefit.

© 2006 Institutional Shareholder Services Inc. All Rights Reserved.	2

PART C - OTHER INFORMATION

Item 28.	Exhibits.

(a)

(1)	Articles of Incorporation as filed with the State of Maryland on July 26, 1984 (incorporated by reference to Exhibit (1)(a) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(2)	Articles of Amendment as filed with the State of Maryland on March 25, 1985 (incorporated by reference to Exhibit (1)(b) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(3)	Articles of Amendment as filed with the State of Maryland on May 23, 1985 (incorporated by reference to Exhibit (1)(c) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(4)	Articles of Amendment as filed with the State of Maryland on October 7, 1985 (incorporated by reference to Exhibit (1)(d) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(5)	Articles of Amendment as filed with the State of Maryland on July 3, 1986 (incorporated by reference to Exhibit (1)(e) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(6)	Articles Supplementary to the charter as filed with the State of Maryland on July 3, 1986 (incorporated by reference to Exhibit 4)(b) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(7)	Articles Supplementary to the charter as filed with the State of Maryland on January 20, 1989 (incorporated by reference to Exhibit (4)(c) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 000751173-98-00050).

(8)	Articles Supplementary to the charter as filed with the State of Maryland on September 22, 1989 (incorporated by reference to Exhibit (4)(d) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 000751173-98-00050).

(9)	Articles Supplementary to the charter as filed with the State of Maryland on November 8, 1989 (incorporated by reference to Exhibit (4)(e) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 000751173-98-00050).

(10)	Articles Supplementary to the charter as filed with the State of Maryland on January 30, 1991 (incorporated by reference to Exhibit (4)(f) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 000751173-98-00050)

(11)	Articles Supplementary to the charter as filed with the State of Maryland on April 27, 1992 (incorporated by reference to Exhibit (4)(g) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(12)	Articles Supplementary to the charter as filed with the State of Maryland on April 29, 1993 (incorporated by reference to Exhibit (4)(h) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(13)	Articles Supplementary to the charter as filed with the State of Maryland on September 23, 1993 (incorporated by reference to Exhibit (4)(i) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(14)	Articles Supplementary to the charter as filed with the State of Maryland on January 17, 1994 (incorporated by reference to Exhibit (4)(j) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(15)	Articles Supplementary to the charter as filed with the State of Maryland on December 13, 1995 (incorporated by reference to Exhibit (4)(k) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(16)	Articles Supplementary to the charter as filed with the State of Maryland on April 22, 1996 (incorporated by reference to Exhibit (4)(l) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(17)	Articles Supplementary to the charter as filed with the State of Maryland on September 26, 1997 (incorporated by reference to Exhibit (4)(m) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

1

(18)	Articles of Amendment as filed with the State of Maryland on September 26, 1997 (incorporated by reference to Exhibit (1)(f) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(19)	Certificate of Correction to Articles Supplementary to the charter filed with the State of Maryland on February 24, 1998 (incorporated by reference to Exhibit (4)(n) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(20)	Certificate of Correction to Articles of Amendment as filed with the State of Maryland on February 5, 1998 (incorporated by reference to Exhibit (1)(g) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(21)	Articles of Amendment as filed with the State of Maryland on February 26, 1998 (incorporated by reference to Exhibit (1)(h) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(22)	Articles Supplementary to the charter as filed with the State of Maryland on April 14, 1999 (incorporated by reference to Exhibit (4)(o) to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A filed on April 19, 1999 with Accession Number 0000751173-99-000020).

(23)	Articles of Amendment as filed with the State of Maryland on April 14, 1999 (incorporated by reference to Exhibit (1)(i) to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A filed on April 19, 1999 with Accession Number 0000751173-99-000020).

(24)	Articles Supplementary to the charter as filed with the State of Maryland on May 13, 1999 (incorporated by reference to Exhibit (4)(p) to Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).

(25)	Articles of Amendment as filed with the State of Maryland on August 30, 1999 (incorporated by reference to Exhibit (1)(j) to Post Effective Amendment No. 35 to the Registration Statement on Form N-1A filed on February 29, 2000 with Accession Number 0000062039-00-000023).

(26)	Articles Supplementary to the charter as filed with the State of Maryland on February 24, 2000 (incorporated by reference to Exhibit (4)(q) to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A filed on February 29, 2000 with Accession Number 0000062039-00-000023).

(27)	Articles of Supplementary to the charter as filed with the State of Maryland on November 20, 2000(incorporated by reference to Exhibit 99.(c)18 to Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A filed on February 28, 2001 with Accession Number 0000751173-01-000016).

(28)	Articles of Amendment as filed with the State of Maryland on May 31, 2001(incorporated by reference to Exhibit 99.A to Post Effective Amendment No. 40 to the Registration Statement on Form N-1A filed on February 28, 2002 with Accession Number 0000751173-02-000014).

(29)	Articles of Amendment as filed with the State of Maryland on June 14, 2002(incorporated by reference to Exhibit 99.A(12) to Post Effective Amendment No. 42 to the Registration Statement on Form N-1A filed on June 25, 2002 with Accession Number 0000751173-02-000049).

(30)	Articles of Amendment as filed with the State of Maryland on July 1, 2002 (incorporated by reference to Exhibit 99.a(13) to Post Effective Amendment No. 43 to the Registration Statement on Form N-1A filed on February 28, 2003 with Accession Number 0000751173-03-000030).

(31)	Articles of Amendment as filed with the State of Maryland on November 22, 2002 (incorporated by reference to Exhibit 99.a(14) to Post Effective Amendment No. 43 to the Registration Statement on Form N-1A filed on February 28, 2003 with Accession Number 0000751173-03-000030).

(32)	Articles of Amendment as filed with the State of Maryland on December 11, 2002 (incorporated by reference to Exhibit 99.a(15) to Post Effective Amendment No. 43 to the Registration Statement on Form N-1A filed on February 28, 2003 with Accession Number 0000751173-03-000030).

(33)	Articles of Supplementary to the charter as filed with the State of Maryland on April 25, 2003 (incorporated by reference to Exhibit 99.(c)(19) to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A filed on February 27, 2004 with Accession Number 0000751173-04-000027).

(34)	Articles Supplementary to the charter as filed with the State of Maryland on February 7, 2002 (incorporated by reference to Exhibit 99.(c)(19) to Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A filed on April 29, 2004 with Accession Number 0000751173-04-000034).

2

(35)	Articles of Amendment as filed with the State of Maryland on May 21, 2004 (incorporated by reference to Exhibit 99.a(16) to Post Effective Amendment No. 47 to the Registration Statement on Form N-1A filed on June 4, 2004 with Accession Number 0000751173-04-000041).

(36)	Certificate of Correction to Articles of Amendment as filed with the State of Maryland on August 10, 2004 (incorporated by reference to Exhibit 99.a(17) to Post Effective Amendment No. 50 to the Registration Statement on Form N-1A filed on September 3, 2004 with Accession Number 0000751173-04-000071).

(37)	Articles of Amendment as filed with the State of Maryland on September 29, 2006 (incorporated by reference to Exhibit 99.a(18) to Post Effective Amendment No. 57 to the Registration Statement on Form N-1A filed on January 29, 2007 with Accession Number 0000751173-07-000006).

(38)	Articles of Amendment as filed with the State of Maryland on February 6, 2007 (incorporated by reference to Exhibit 99.a(19) to Post Effective Amendment No. 58 to the Registration Statement on Form N-1A filed on April 27, 2007 with Accession Number 0001193125-07-093050).

(39)	Articles of Amendment as filed with the State of Maryland on November 19, 2007 (incorporated by reference to Exhibit 99.a(20) to Post Effective Amendment No. 59 to the Registration Statement on Form N-1A filed on December 1, 2007 with Accession Number 0001193125-07-257625).

(40)	Articles Supplementary to the charter as filed with the State of Maryland on May 16, 2007 (incorporated by reference to Exhibit 99.c(21) to Post Effective Amendment No. 59 to the Registration Statement on Form N-1A filed on December 1, 2007 with Accession Number 0001193125-07-257625).

(41)	Articles of Amendment as filed with the State of Maryland on February 1, 2008 (incorporated by reference to Exhibit 99.a(21) to Post Effective Amendment No. 63 to the Registration Statement on Form N-1A filed on February 28, 2008 with Accession Number 0001193125-08-042057).

(42)	Articles of Amendment as filed with the State of Maryland on February 28, 2008 (incorporated by reference to Exhibit 99.a(22) to Post Effective Amendment No. 63 to the Registration Statement on Form N-1A filed on February 28, 2008 with Accession Number 0001193125-08-042057).

(43)	Articles of Amendment as filed with the State of Maryland on February 1, 2008 (incorporated by reference to Exhibit 99.a(23) to Post Effective Amendment No. 65 to the Registration Statement on Form N-1A filed on March 28, 2008 with Accession Number 0001193125-08-068194).

(44)	Articles Supplementary to the charter as filed with the State of Maryland on May 27, 2008 (incorporated by reference to Exhibit 99.c(22) to Post Effective Amendment No. 67 to the Registration Statement on Form N-1A filed on August 19, 2008 with Accession Number 0001193125-08-180565).

(45)	Articles Supplementary to the charter as filed with the State of Maryland on June 24, 2008 (incorporated by reference to Exhibit 99.c(23) to Post Effective Amendment No. 67 to the Registration Statement on Form N-1A filed on August 19, 2008 with Accession Number 0001193125-08-180565).

(46)	Articles of Amendment as filed with the State of Maryland on October 27, 2008 (incorporated by reference to Exhibit 99.a(24) to Post Effective Amendment No. 69 to the Registration Statement on Form N-1A filed on November 7, 2008 with Accession Number 0001193125-08-229113).

(47)	Articles Supplementary to the charter as filed with the State of Maryland on November 10, 2008 (incorporated by reference to Exhibit 99.c(24) to Post Effective Amendment No. 70 to the Registration Statement on Form N-1A filed on January 12, 2009 with Accession Number 0001193125-09-004579).

(48)	Articles of Amendment as filed with the State of Maryland on June 29, 2009 (incorporated by reference to Exhibit 99.a(48) to Post Effective Amendment No. 76 to the Registration Statement on Form N-1A filed on July 21, 2009 with Accession Number 0001193125-09-152822).

(49)	Articles of Amendment as filed with the State of Maryland on December 21, 2009 (incorporated by reference to Exhibit 99.a(49) to Post Effective Amendment No. 78 to the Registration Statement on Form N-1A filed on February 26, 2010 with Accession Number 0001193125-10-043153).

(b)	By-Laws (incorporated by reference to Exhibit (2)(a) to Post- Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(1)	By-Laws as amended May 18, 2004 (incorporated by reference to Exhibit 99.b(1) to Post Effective Amendment No. 47 to the Registration Statement on Form N-1A filed on June 4, 2004 with Accession Number 0000751173-04-000041).

(2)	By-Laws as amended September 29, 2006 (incorporated by reference to Exhibit 99.b(2) to Post Effective Amendment No. 58 to the Registration Statement on Form N-1A filed on April 27, 2007 with Accession Number 0001193125-07-093050).

3

(3)	By-Laws as amended May 14, 2008 (incorporated by reference to Exhibit 99.b(3) to Post Effective Amendment No. 71 to the Registration Statement on Form N-1A filed on February 27, 2009 with Accession Number 0001193125-09-041212).

(c)

(1)	Specimen Stock Certificate (incorporated by reference to Exhibit 1(a) (Articles of Incorporation) and Exhibit (2) (By-Laws) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(d)

(1)	Investment Advisory Agreement between Manning & Napier Advisors, Inc. and Exeter Fund, Inc. (incorporated by reference to Exhibit (5)(a) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(a)	Supplement to Schedule A of the Investment Advisory Agreement dated May 11, 1999 (incorporated by reference to Exhibit (5)(b) to Post-Effective No. 34 to the Registration Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).

(b)	Supplement to Schedule A of the Investment Advisory Agreement dated February 2, 2000 (incorporated by reference to Exhibit 99.D(1)B to Post-Effective No. 38 to the Registration Statement on Form N-1A filed on April 30, 2001 with Accession Number 0000751173-01-500020).

(c)	Supplement to Schedule A of the Investment Advisory Agreement dated November 16, 2001 (incorporated by reference to Exhibit 99.D(1)C to Post-Effective No. 40 to the Registration Statement on Form N-1A filed on February 28, 2002 with Accession Number 0000751173-02-000014).

(d)	Supplement to Schedule A of the Investment Advisory Agreement dated May 9, 2002(incorporated by reference to Exhibit 99.d1(d) to Post-Effective No. 42 to the Registration Statement on Form N-1A filed on June 25, 2002 with Accession Number 0000751173-02-000049.)

(e)	Supplement to Schedule A of the Investment Advisory Agreement dated November 21, 2002 (incorporated by reference to Exhibit 99.d1(e) to Post Effective Amendment No. 43 to the Registration Statement on Form N-1A filed on February 28, 2003 with Accession Number 0000751173-03-000030).

(f)	Restated Schedule A of the Investment Advisory Agreement dated November 20, 2003 (incorporated by reference to Exhibit 99.d1(f) to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A filed on February 27, 2004 with Accession Number 0000751173-04-000027).

(g)	Restated Schedule A of the Investment Advisory Agreement dated May 18, 2004 (incorporated by reference to Exhibit 99.d1(g) to Post Effective Amendment No. 47 to the Registration Statement on Form N-1A filed on June 4, 2004 with Accession Number 0000751173-04-000041).

(h)	Restated Schedule A of the Investment Advisory Agreement dated November 17, 2005 (incorporated by reference to Exhibit 99.d1(h) to Post Effective Amendment No. 55 to the Registration Statement on Form N-1A filed on February 28, 2006 with Accession Number 0000751173-06-000028).

(i)	New Investment Advisory Agreement dated December 17, 2007 (incorporated by reference to Exhibit 99.d(1)i to Post Effective Amendment No. 63 to the Registration Statement on Form N-1A filed on February 28, 2008 with Accession Number 0001193125-08-042057).

(j)	Restated Schedule A of the Investment Advisory Agreement dated March 1, 2008 (incorporated by reference to Exhibit 99.d(1)j to Post Effective Amendment No. 63 to the Registration Statement on Form N-1A filed on February 28, 2008 with Accession Number 0001193125-08-042057).

(k)	Restated Schedule A of the Investment Advisory Agreement dated May 14, 2008 (incorporated by reference to Exhibit 99.d(1)k to Post Effective Amendment No. 67 to the Registration Statement on Form N-1A filed on August 19, 2008 with Accession Number 0001193125-08-180565).

(l)	Restated Schedule A of the Investment Advisory Agreement dated October 27, 2008. (incorporated by reference to Exhibit 99.d(1)l to Post Effective Amendment No. 69 to the Registration Statement on Form N-1A filed on November 7, 2008 with Accession Number 0001193125-08-229113).

(m)	Restated Schedule A of the Investment Advisory Agreement dated December 7, 2009 (incorporated by reference to Exhibit 99.d(1)m to Post Effective Amendment No. 77 to the Registration Statement on Form N-1A filed on December 30, 2009 with Accession Number 0001193125-09-261971).

4

(2)	Investment Advisory Agreement between Manning & Napier Advisors, Inc. and Manning & Napier Fund, Inc. dated May 13, 2009 (incorporated by reference to Exhibit 99.d(2) to Post Effective Amendment No. 76 to the Registration Statement on Form N-1A filed on July 21, 2009 with Accession Number 0001193125-09-152822).

(a)	Termination letter of the Investment Advisory Agreement dated December 7, 2009 (incorporated by reference to Exhibit 99.d(2)a to Post Effective Amendment No. 77 to the Registration Statement on Form N-1A filed on December 30, 2009 with Accession Number 0001193125-09-261971).

(3)

(bb)	Expense Limitation Agreement between Manning & Napier Advisors, Inc. and Manning & Napier Fund, Inc. dated November 5, 2008 for the Core Bond Series, New York Tax Exempt Series, Ohio Tax Exempt Series, Diversified Tax Exempt Series, Core Plus Bond Series, Technology Series, High Yield Bond Series, and Financial Services Series (incorporated by reference to Exhibit 99.d(3)bb to Post Effective Amendment No. 70 to the Registration Statement on Form N-1A filed on January 12, 2009 with Accession Number 0001193125-09-004579).

(cc)	Expense Limitation Agreement between Manning & Napier Advisors, Inc. and Manning & Napier Fund, Inc. dated November 5, 2008 for the Pro-Blend Conservative Term Series Class S, Class B, Class Z, Class E and Class I, Pro-Blend Moderate Term Series Class S, Class B, Class Z, Class E and Class I, Pro-Blend Extended Term Series Class S, Class B, Class Z, Class E and Class I, Pro-Blend Maximum Term Series Class S, Class B, Class Z, Class E and Class I, Target Income Series Class I, Class K Class R, Class C, Target 2020 Series Class I, Class K Class R, Class C, Target 2010 Series Class I, Class K Class R, Class C, Target 2030 Series Class I, Class K Class R, Class C, Target 2040 Series Class I, Class K Class R, Class C, Target 2050 Series Class I, Class K Class R, Class C, Tax Managed Series Class A, Class B, Class Z, Class E, Equity Series, Overseas Series, and Dividend Focus Series (incorporated by reference to Exhibit 99.d(3)cc to Post Effective Amendment No. 70 to the Registration Statement on Form N-1A filed on January 12, 2009 with Accession Number 0001193125-09-004579).

(dd)	Amended and Restated Expense Limitation Agreement between Manning & Napier Advisors, Inc. and Manning & Napier Fund, Inc. dated May 13, 2009 for the Pro-Blend Conservative Term Series Class S, Class B, Class Z, Class E and Class I, Pro-Blend Moderate Term Series Class S, Class B, Class Z, Class E and Class I, Pro-Blend Extended Term Series Class S, Class B, Class Z, Class E and Class I, Pro-Blend Maximum Term Series Class S, Class B, Class Z, Class E and Class I, Target Income Series Class I, Class K Class R, Class C, Target 2020 Series Class I, Class K Class R, Class C, Target 2010 Series Class I, Class K Class R, Class C, Target 2030 Series Class I, Class K Class R, Class C, Target 2040 Series Class I, Class K Class R, Class C, Target 2050 Series Class I, Class K Class R, Class C, Tax Managed Series Class A, Class B, Class Z, Class E, Equity Series, Overseas Series, and Dividend Focus Series (incorporated by reference to Exhibit 99.d(3)dd to Post Effective Amendment No. 76 to the Registration Statement on Form N-1A filed on July 21, 2009 with Accession Number 0001193125-09-152822).

(ee)	Expense Limitation Agreement between Manning & Napier Advisors, Inc. and Manning & Napier Fund, Inc. dated July 22, 2009 for the Real Estate Series (incorporated by reference to Exhibit 99.d(3)ee to Post Effective Amendment No. 76 to the Registration Statement on Form N-1A filed on July 21, 2009 with Accession Number 0001193125-09-152822).

(ff)

Expense Limitation Agreement between Manning & Napier Advisors, Inc. and Manning & Napier Fund, Inc. dated December 7, 2009 for the Pro-Blend Conservative Term Series Class S, Class C, Class D, Class Z, Class E and Class I, Pro-Blend Moderate Term Series Class S, Class C, Class D, Class Z, Class E and Class I, Pro-Blend Extended Term Series Class S, Class C, Class D, Class Z, Class E and Class I, Pro-Blend Maximum Term Series Class S, Class C, Class D, Class Z, Class E and Class I, Target Income Series Class I, Class K Class R, Class C, Target 2020 Series Class I, Class K Class R, Class C, Target 2010 Series Class I, Class K Class R, Class C, Target 2030 Series Class I, Class K Class R, Class C, Target 2040 Series Class I, Class K Class R, Class C,

5

Target 2050 Series Class I, Class K Class R, Class C, Tax Managed Series Class A, Class B, Class Z, Class D and Class E, Equity Series, Overseas Series, and Dividend Focus Series (incorporated by reference to Exhibit 99.d(3)ff to Post Effective Amendment No. 77 to the Registration Statement on Form N-1A filed on December 30, 2009 with Accession Number 0001193125-09-261971).

(gg)	Expense Limitation Agreement between Manning & Napier Advisors, Inc. and Manning & Napier Fund, Inc. dated December 7, 2009 for the Core Bond Series, New York Tax Exempt Series, Ohio Tax Exempt Series, Diversified Tax Exempt Series, Core Plus Bond Series, Technology Series, High Yield Bond Series, Financial Services Series, and Real Estate Series (incorporated by reference to Exhibit 99.d(3)gg to Post Effective Amendment No. 77 to the Registration Statement on Form N-1A filed on December 30, 2009 with Accession Number 0001193125-09-261971).

(hh)	Amended and Restated Expense Limitation Agreement between Manning & Napier Advisors, Inc. and Manning & Napier Fund, Inc. dated February 25, 2010 for the Core Bond Series, New York Tax Exempt Series, Ohio Tax Exempt Series, Diversified Tax Exempt Series, Core Plus Bond Series, Technology Series, High Yield Bond Series, Financial Services Series, and Real Estate Series (incorporated by reference to Exhibit 99.d(3)hh to Post Effective Amendment No. 78 to the Registration Statement on Form N-1A filed on February 26, 2010 with Accession Number 0001193125-10-043153).

(ii)	Amended and Restated Expense Limitation Agreement between Manning & Napier Advisors, Inc. and Manning & Napier Fund, Inc. dated February 25, 2010 for the Pro-Blend Conservative Term Series Class S, Class C, Class D, Class Z, Class E and Class I, Pro-Blend Moderate Term Series Class S, Class C, Class D, Class Z, Class E and Class I, Pro-Blend Extended Term Series Class S, Class C, Class D, Class Z, Class E and Class I, Pro-Blend Maximum Term Series Class S, Class C, Class D, Class Z, Class E and Class I, Tax Managed Series Class A, Class B, Class Z, Class D and Class E, Equity Series, Overseas Series, and Dividend Focus Series (incorporated by reference to Exhibit 99.d(3)ii to Post Effective Amendment No. 78 to the Registration Statement on Form N-1A filed on February 26, 2010 with Accession Number 0001193125-10-043153).

(jj)	Amended and Restated Expense Limitation Agreement between Manning & Napier Advisors, Inc. and Manning & Napier Fund, Inc. dated February 25, 2010 for the Target Income Series Class I, Class K Class R, Class C, Target 2020 Series Class I, Class K Class R, Class C, Target 2010 Series Class I, Class K Class R, Class C, Target 2030 Series Class I, Class K Class R, Class C, Target 2040 Series Class I, Class K Class R, Class C, and Target 2050 Series Class I, Class K Class R, Class C (incorporated by reference to Exhibit 99.d(3)jj to Post Effective Amendment No. 78 to the Registration Statement on Form N-1A filed on February 26, 2010 with Accession Number 0001193125-10-043153).

(e)

(1)	Amended and Restated Distribution Agreement dated May 9, 2002 (incorporated by reference to Exhibit 99.e4 to Post-Effective No. 42 to the Registration Statement on Form N-1A filed on June 25,2002 with Accession Number 0000751173-02-000049).

(a)	Amended and Restated Distribution Agreement Schedule A dated November 21, 2002 (incorporated by reference to Exhibit 99.e4(a) to Post Effective Amendment No. 43 to the Registration Statement on Form N-1A filed on February 28, 2003 with Accession Number 0000751173-03-000030).

(b)	Amended and Restated Distribution Agreement Schedule A dated November 20, 2003 (incorporated by reference to Exhibit 99.e4(b) to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A filed on February 27, 2004 with Accession Number 0000751173-04-000027).

(c)	Amended and Restated Distribution Agreement Schedule A dated May 18, 2004 (incorporated by reference to Exhibit 99.e4(c) to Post Effective Amendment No. 47 to the Registration Statement on Form N-1A filed on June 4, 2004 with Accession Number 0000751173-04-000041).

(d)	Amended and Restated Distribution Agreement Schedule A dated November 12, 2007 (incorporated by reference to Exhibit 99.e(4)d to Post Effective Amendment No. 65 to the Registration Statement on Form N-1A filed on March 28, 2008 with Accession Number 0001193125-08-068194).

(e)	Amended and Restated Distribution Agreement Schedule A dated May 14, 2008 (incorporated by reference to Exhibit 99.e(4)e to Post Effective Amendment No. 67 to the Registration Statement on Form N-1A filed on August 19, 2008 with Accession Number 0001193125-08-180565).

(f)	Amended and Restated Distribution Agreement Schedule A dated October 27, 2008. (incorporated by reference to Exhibit 99.e(4)f to Post Effective Amendment No. 69 to the Registration Statement on Form N-1A filed on November 7, 2008 with Accession Number 0001193125-08-229113).

(g)	Amended and Restated Distribution Agreement Schedule A dated February 6, 2009 (incorporated by reference to Exhibit 99.e(4)g to Post Effective Amendment No. 71 to the Registration Statement on Form N-1A filed on February 27, 2009 with Accession Number 0001193125-09-041212).

(f)	Not Applicable.

(g)

(1)	Amended and Restated Mutual Fund Custody and Service Agreement between Exeter Fund, Inc. and Mellon Trust of New England dated May 8, 2006 (incorporated by reference to Exhibit 99.g(a) to Post Effective Amendment No. 57 to the Registration Statement on Form N-1A filed on January 29, 2007 with Accession Number 0000751173-07-000006).

(a)	Amended and Restated Mutual Fund Custody and Services Agreement between Manning & Napier Fund, Inc. (formerly known as Exeter Fund, Inc.) and Mellon Trust of New England Appendix A dated November 7, 2008 (incorporated by reference to Exhibit 99.g(1)a to Post Effective Amendment No. 70 to the Registration Statement on Form N-1A filed on January 12, 2009 with Accession Number 0001193125-09-004579).

(b)	Amended and Restated Mutual Fund Custody and Services Agreement between Manning & Napier Fund, Inc. (formerly known as Exeter Fund, Inc.) and Mellon Trust of New England Appendix A dated September 14, 2009 (incorporated by reference to Exhibit 99.g(1)b to Post Effective Amendment No. 77 to the Registration Statement on Form N-1A filed on December 30, 2009 with Accession Number 0001193125-09-261971).

6

(h)

(1)	Master Services Agreement dated April 14, 2000 between Manning & Napier Advisors, Inc. and Exeter Fund, Inc. filed on April 28, 2000 with Accession Number 0000751173-00-000012.

(a)	Transfer Agent Services Appendix to the Master Services Agreement dated April 14, 2000(incorporated by reference to Exhibit 99.h(2)a to Post-Effective No. 37 to the Registration Statement on Form N-1A filed on February 28, 2001 with Accession Number 0000751173-01-000016).

(b)	Amendment to the Master Services Agreement Schedule A, dated November 16, 2001 (incorporated by reference to Exhibit 99.h(2)b to Post-Effective No. 40 to the Registration Statement on Form N-1A filed on February 28, 2002 with Accession Number 0000751173-02-000014).

(c)	Amendment No.2 to Master Services Agreement dated November 1, 2003 (incorporated by reference to Exhibit 99.h(2)c to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A filed on February 27, 2004 with Accession Number 0000751173-04-000027).

(d)	Amendment No.3 to Master Services Agreement dated November 12, 2007 (incorporated by reference to Exhibit 99.h(2)d to Post Effective Amendment No. 63 to the Registration Statement on Form N-1A filed on February 28, 2008 with Accession Number 0001193125-08-042057).

(e)	Amendment No. 4 to Master Services Agreement dated March 28, 2008 (incorporated by reference to Exhibit 99.h(2)e to Post Effective Amendment No. 65 to the Registration Statement on Form N-1A filed on March 28, 2008 with Accession Number 0001193125-08-068194).

(f)	Amendment No. 5 to Master Services Agreement dated November 1, 2008 (incorporated by reference to Exhibit 99.h(2)f to Post Effective Amendment No. 70 to the Registration Statement on Form N-1A filed on January 12, 2009 with Accession Number 0001193125-09-004579).

(g)	Amendment No. 6 to Master Services Agreement dated November 7, 2009 (incorporated by reference to Exhibit 99.h(1)g to Post Effective Amendment No. 77 to the Registration Statement on Form N-1A filed on December 30, 2009 with Accession Number 0001193125-09-261971).

(i)	Opinion of Morgan, Lewis & Bockius is filed herewith.

(j)	Consent of Independent Auditors PricewaterhouseCoopers, LLP is filed herewith.

(k)	Not Applicable.

(l)	Investment letters (incorporated by reference to Exhibit (13) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(m)

(1)	Shareholder Services Plan (incorporated by reference to Exhibit 99.m(5) to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A filed on December 17, 2007 with Accession Number 0001193125-07-266584).

(2)	Shareholder Services Agreement between Manning & Napier Fund, Inc. and Manning & Napier Advisors, Inc. (incorporated by reference to Exhibit 99.m(6) to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A filed on December 17, 2007 with Accession Number 0001193125-07-266584).

(3)	Amended and Restated Distribution and Shareholder Services Plan (incorporated by reference to Exhibit 99.m(7) to Post Effective Amendment No. 65 to the Registration Statement on Form N-1A filed on March 28, 2008 with Accession Number 0001193125-08-068194).

(a)	Amended and Restated Distribution and Shareholder Services Plan Exhibit A (incorporated by reference to Exhibit 99.m(3)a to Post Effective Amendment No. 77 to the Registration Statement on Form N-1A filed on December 30, 2009 with Accession Number 0001193125-09-261971).

7

(n)

(1)	Amended and Restated Rule 18f-3 Plan (incorporated by reference to Exhibit 99.n(5) to Post Effective Amendment No. 67 to the Registration Statement on Form N-1A filed on August 19, 2008 with Accession Number 0001193125-08-180565).

(a)	Amended and Restated Rule 18f-3 Plan Schedule A (incorporated by reference to Exhibit 99.n(5)a to Post Effective Amendment No. 69 to the Registration Statement on Form N-1A filed on November 7, 2008 with Accession Number 0001193125-08-229113).

(b)	Amended and Restated Rule 18f(3) Schedule A dated February 6, 2009 (incorporated by reference to Exhibit 99.n(5)b to Post Effective Amendment No. 71 to the Registration Statement on Form N-1A filed on February 27, 2009 with Accession Number 0001193125-09-041212).

(c)	Amended and Restated Rule 18f(3) Schedule A dated August 12, 2009 (incorporated by reference to Exhibit 99.n(1)c to Post Effective Amendment No. 77 to the Registration Statement on Form N-1A filed on December 30, 2009 with Accession Number 0001193125-09-261971).

(o)	Not Applicable

(p)

(1)	Code of Ethics For Principal Executive and Principal Financial Officers adopted by Exeter Fund, Inc. dated November 8, 2004 (incorporated by reference to Exhibit 99. P(11) to Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A filed on December 27, 2004 with Accession Number 0000751173-04-000097).

(2)	Amended Code of Ethics adopted by Manning & Napier Fund, Inc., Manning & Napier Advisors, Inc. and Manning & Napier Investor Services, Inc. dated September 2009 (incorporated by reference to Exhibit 99.p(2) to Post Effective Amendment No. 77 to the Registration Statement on Form N-1A filed on December 30, 2009 with Accession Number 0001193125-09-261971).

(q)	Powers of Attorney dated November 21, 2002 for Martin F. Birmingham, Harris H. Rusitzky, Peter L. Faber, Stephen B. Ashley (incorporated by reference to Exhibit 99.q to Post Effective Amendment No. 43 to the Registration Statement on Form N-1A filed on February 28, 2003 with Accession Number 0000751173-03-000030).

(1)	Powers of Attorney dated January 10, 2008 for Paul A. Brooke (incorporated by reference to Exhibit 99.q(1) to Post Effective Amendment No. 63 to the Registration Statement on Form N-1A filed on February 28, 2008 with Accession Number 0001193125-08-042057).

(2)	Powers of Attorney dated February 15, 2009 for Richard M. Hurwitz (incorporated by reference to Exhibit 99.q(2) to Post Effective Amendment No. 71 to the Registration Statement on Form N-1A filed on February 27, 2009 with Accession Number 0001193125-09-041212).

Item 29.

Persons Controlled by or under Common Control with Registrant.

Not Applicable

Item 30.

Indemnification.

Reference is made to subparagraph (b) of paragraph (7) of Article SEVENTH of Registrant’s Articles of Incorporation, which reflects the positions taken in Investment Company Act Release 11330.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling persons of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

8

The Directors and Officers of the Registrant are covered parties under a Directors & Officers/Errors & Omissions insurance policy St. Paul Mercury Insurance Company and Federal Insurance Company. The effect of such insurance is to insure against liability for any act, error, omission, misstatement, misleading statement, neglect or breach of duty by the insureds as directors and/or officers of the Registrant.

Item 31.

Business and Other Connections of Investment Advisor.

Manning & Napier Advisors, Inc. is the investment advisor of the Small Cap Series, World Opportunities Series, Commodity Series, High Yield Bond Series, Technology Series, International Series, Global Fixed Income Series, Life Sciences Series, Pro-Blend Moderate Term Series, Pro-Blend Extended Term Series, Pro-Blend Conservative Series, Pro-Blend Maximum Term Series, Equity Series, Overseas Series, New York Tax Exempt Series, Ohio Tax Exempt Series, Diversified Tax Exempt Series, Tax Managed Series, Core Bond Series, Core Plus Bond Series, Financial Services Series, Target Income Series, Target 2010 Series, Target 2020 Series, Target 2030 Series, Target 2040 Series, Target 2050 Series, Dividend Focus Series, and Real Estate Series. Manning & Napier Advisors, Inc. was the investment advisor to the Flexible Yield Series I, Flexible Yield Series II, Flexible Yield Series III, prior to their liquidation on February 24, 2000 and to the PureMark [R] Series prior to it’s liquidation on April 25, 2003. For information as to the business, profession, vocation or employment of a substantial nature of Manning & Napier Advisors, Inc. its directors and officers, reference is made to Part B of this Registration Statement and to Form ADV as filed under the Investment Advisers Act of 1940 by Manning & Napier Advisors, Inc.

Item 32.

Principal Underwriters.

(a)	Not Applicable

(b)	Manning & Napier Investor Services, Inc. is the Distributor for the Registrant’s shares.

Name & Principal Business Address	Positions & Offices With Distributor	Positions & Offices With Registrant
B. Reuben Auspitz 290 Woodcliff Drive Fairport, NY 14450	President and Director	Director and President

Christopher Cummings 290 Woodcliff Drive Fairport, NY 14450	Director	N/A

Beth H. Galusha 290 Woodcliff Drive Fairport, NY 14450	Treasurer	Assistant Chief Financial Officer

Jodi Hedberg 290 Woodcliff Drive Fairport, NY 14450	Corporate Secretary	Corporate Secretary and Chief Compliance Officer

George Nobilski 290 Woodcliff Drive Fairport, NY 14450	Director	N/A

Paul Smith 290 Woodcliff Drive Fairport, NY 14450	Director	N/A

Amy J. Williams 290 Woodcliff Drive Fairport, NY 14450	Insurance Division Compliance Officer and Chief Compliance Officer	N/A

(c)	The Distributor of the Registrant is an affiliate therefore this item is not applicable.

9

Item 33.

Location of Accounts and Records.

With respect to the Registrant:

(1)	Manning & Napier Fund, Inc.

290 Woodcliff Drive

Fairport, NY 14450

With respect to the Registrant’s Investment Manager and Transfer Agent:

(2)	Manning & Napier Advisors, Inc.

290 Woodcliff Drive

Fairport, NY 14450

With respect to the Registrant’s Sub-Transfer Agent:

(3)	PNC Global Investment Servicing, Inc.

4400 Computer Drive

Westborough, MA 01581

With respect to the Registrant’s Custodian:

(4)	The Bank of New York Mellon Corporation.

135 Santilli Highway

Everett, MA 02149

Item 34.

Management Services.

Not Applicable.

Item 35.

Undertakings.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant duly certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485 (b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Village of Fairport and State of New York on the 26th day of February, 2010.

Manning & Napier Fund, Inc. (Registrant)

By	/s/ B. REUBEN AUSPITZ
B. Reuben Auspitz President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/S/ B. REUBEN AUSPITZ B. Reuben Auspitz	President, Principal Executive Officer, Director	February 26, 2010

/S/ HARRIS H. RUSITZKY Harris H. Rusitzky*	Director	February 26, 2010

10

/S/ PETER L. FABER Peter L. Faber*	Director	February 26, 2010

/S/ STEPHEN B. ASHLEY Stephen B. Ashley*	Director	February 26, 2010

/S/ PAUL A. BROOKE Paul A. Brooke**	Director	February 26, 2010

/S/ RICHARD M. HURWITZ Richard M. Hurwitz***	Director	February 26, 2010

/S/ CHRISTINE GLAVIN Christine Glavin	Principal Financial Officer, Chief Financial Officer, Treasurer	February 26, 2010

*	By: Christine Glavin, Attorney in Fact. Pursuant to Power of Attorney dated November 21, 2002. See File Number 002-92633, filed on February 28, 2003. Incorporated by reference.
**	By: Christine Glavin, Attorney in Fact. Pursuant to Power of Attorney dated January 10, 2008. See File Number 002-92633, filed on February 28, 2008. Incorporated by reference.
***	By: Christine Glavin, Attorney in Fact. Pursuant to Power of Attorney dated February 15, 2009. See File Number 002-92633, filed on February 27, 2009. Incorporated by reference.

EXHIBIT INDEX

EX-99.i	Opinion of Morgan, Lewis & Bockius LLP.

EX-99.j	Consent of PricewaterhouseCoopers, LLP.

11